UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31, 2023

Date of reporting period: January 1, 2023 through December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D C 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act
(17 CFR 270.30e-3)
that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Annual Report
December 31, 2023
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/nvit-funds/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024

Message to Investors 1
Fund Commentaries 5
Shareholder Expense Examples 43
Statements of Investments 46
Statements of Assets and Liabilities 62
Statements of Operations 70
Statements of Changes in Net Assets 74
Financial Highlights 82
Notes to Financial Statements 91
Report of Independent Registered Public Accounting Firm 113
Supplemental Information 114
Management Information 119
Market Index Definitions 122

Nationwide Variable Insurance Trust - December 31, 2023 - 1
Message to Investors
Dear Investor,
Over the past year, our business has remained committed to three cardinal principles -
collaboration, excellence, and disciplined leadership - as the guiding forces behind our operations. Despite market volatility, our focus has remained unwaveringly fixed on the business's long-term goals. Our success depends on strong relationships with our employees, management teams, and investors, and we are committed to creating long-term value with them. We operate with a forward-thinking mentality, utilizing innovative strategies to support our clients' long-term objectives. Further, our strong results for 2023 reflected our constant focus on the needs of our investors, the uniqueness and breadth of our services, and our industry expertise. Above all, we recognize that our customers' trust and confidence are vital. Therefore, we work diligently to earn and maintain it through consistent, dependable service.
Macro Commentary
For much of 2023, economic prognostications for 2023 enthralled investors with complex narratives subject to diverse interpretations. Throughout most of the reporting period, some market participants convinced themselves that a soft landing was empirically challenging to pull off, and therefore 2023 would usher in a recession. More specifically, fears of elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve ("Fed"). As such, one of the critical macroeconomic themes during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
As 2023 transpired, investors likely realized the cornucopia of available economic data did not necessarily indicate an impending recession. As such, economic data delivered stronger-than-
expected results, and a positive disinflation trend helped investors realize that the Fed had likely cooled inflation measurably without inducing a recessionary shock to the economy, highlighting the peril of succumbing to overly pessimistic forecasts. Additionally, throughout most of 2023, market participants observed a resilient labor market with job growth that ended the year on a solid note; however, the pace of job gains slowed from the unsustainably high rates recorded in the first quarter of the reporting period. In other words, the foundational elements for a soft landing began to take shape in the latter part of 2023, helping to assuage investor angst that the Fed would remain too restrictive.
Better-than-expected economic data throughout most of the reporting period indicated that the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of
2023 and even into early 2024. During the reporting period, the economic narrative unfolded as an intricate chess match featuring the bond market and the Fed as opposing players. As such, economic data releases became a nuanced battleground where the bond market and the Fed strategically vied for control to shape the narrative around the timing and magnitude of interest rate cuts.
Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross

2 - December 31, 2023 - Nationwide Variable Insurance Trust
domestic product grew 2.2% in the first quarter of 2023, modestly increased by an annualized
2.1% rate in the second quarter and registered a blistering 4.9% annualized growth rate for the third quarter of 2023. Moreover, receding inflation likely boosted consumer spending and resilience, a key theme for 2023. Although consumer spending acted as a tailwind, investors focused on mounting consumer credit card debt and rising delinquencies due to higher financing costs. Nevertheless, lower headline inflation and a strong labor market during the reporting period suggested that healthy real disposable income growth supported consumption, a key driver of economic growth.
For much of 2023, the conversation surrounding inflation has demonstrably shifted; moreover, the pace of price increases eased considerably relative to a year ago; most recently, the
December consumer price index report helped confirm some strategists' conviction that the
Fed was likely done hiking interest rates.
Asset Class
Despite various economic challenges, the equity markets delivered respectable returns during the reporting period. If investors depended solely on economic headlines to make investment decisions, they might have felt discouraged about the market in 2023, just as they did in 2022.
For example, several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P 500
®
Index (S&P
500) started the period with a modest cumulative return of 3.15% between January and March
23, 2023. Likewise, most of the S&P 500's return attribution resulted from multiple expansion.
To illustrate, the S&P 500's blended next twelve months price-to-earnings ratio swelled to over
19x in December from 16x at the beginning of the reporting period.
During most of the reporting period, the narrative revolved around the “Magnificent Seven,”
seven large-cap Technology and Communication Services stocks responsible for a majority of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional banking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets. As such, the Magnificent Seven stocks delivered stunning returns in 2023 and significantly contributed to the massive outperformance of large caps in 2023. As of December
30th, 2023, these seven stocks comprised approximately 28% of the S&P 500 and had a median return of nearly 81% for the reporting period.
Despite some market participants' consternation over poor market breadth during the first half of 2023, the NASDAQ gained a respectable 37% return through July, handily outperforming the
S&P 500 and the Russell 2000
®
Index. Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or something more nefarious, such as a bear market rally. Market participants had varying judgments on distinguishing a new bull market during the reporting period. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak
(on January 1, 2022, for the S&P 500). Despite the debate, on October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on October 12, 2022, up more than
21%. Curiously, the bull market rally that began on October 12, 2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
The equity market's narrowness broadened as the latter half of the reporting period unfolded.
Further, greater participation was a sign that a more solid fundamental backdrop might be forming for the market. Despite this, weaker seasonality in August and September remained a headwind for the market and dampened investor sentiment. Then, toward the last quarter of the reporting period, the market's journey from a somber symphony of dire market sentiment and bearish market positioning during the selloff from July through October orchestrated a crescendo that, come year-end, seamlessly transitioned into a triumphant year-end rally.

Nationwide Variable Insurance Trust - December 31, 2023 - 3
For example, from the October low through year-end, the Russell 2000
®
Index rallied 24% while
the S&P 500 Equal Weight Index surged 18%. The broadening of the rally, in part, the result of the Fed signaling on December 13th that disinflationary trends were sufficient to shift monetary policy toward easing in 2024, was a welcomed development as it gave the bulls confidence that the underlying resilience of the economy might finally shift toward other sectors of the market.
The year-end rally, or as some market participants coined it, the “everything rally,” saw global stock markets rally too, with the MSCI EAFE
®
Index finishing the period with a gain of nearly
18.24%. Likewise, the MSCI Emerging Markets
®
Index gained 9.8%.
Positive economic surprises, sustained disinflation, and Fed cuts lurking in 2024 drove a powerful year-end rally, with U.S. large-cap growth stocks delivering an impressive return in 2023. As such, The Russell 3000
®
Growth Index, relative to the Russell 3000
®
Value Index, had its best year since 1999.
Bond investors have had a challenging reporting period. The Fed remained resolute in quelling inflation, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 114. After languishing during most of the reporting period, returns from fixed-income assets rebounded during the fourth quarter as yields fell, and the Fed signaled its willingness to move toward a more balanced approach to monetary policy.
The well-known spread between the 2-year and 10-year Treasury note yields ("2yr/10yr curve")
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.35%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market.
Moreover, since June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a "bear steepener." Then, the significant drop in the 10-year Treasury yield from 5.0% in mid-October to 3.9% just two months later removed a key overhang for the market, as the decrease in yields was likely the result of inflation easing back toward the Fed's target of 2%, removing the threat of the Fed needing to increase rates. As a result, relaxed financial conditions paved the way for a broad-based recovery of many market sectors that were previously vulnerable to higher rates.
As the market entered the final quarter of 2023, there was a sense of comfort that the Fed had concluded its interest rate hiking cycle. Investors, however, remained cautious about how long monetary policy would remain at restrictive levels - a key debate for the past two years. This apprehension amongst market participants slowly waned when softer inflation rates were reported in the U.S. and Europe, leading investors to believe central banks would begin preemptively cutting interest rates sometime in 2024. Moreover, the December Federal Open
Market Committee meeting, where the latest economic projections indicated that there would be three cuts in 2024, solidified market participants' beliefs that the Fed was no longer willing to risk the potential of overtightening, resulting in a potential policy error. Further, an essential shift in messaging occurred when Chair Powell did not push back on easing financial conditions and the bond market aggressively pricing in rate cuts starting in early 2024. In other words, looser financial conditions make it harder for the Fed to cool the economy and reduce inflation.
Nevertheless, fixed-income markets rallied at the end of the reporting period, bolstered by expectations of interest rate cuts, tightening credit spreads, and weakening dollar-supporting corporate earnings. As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 5.53%
during the reporting period.
During the reporting period, investors faced significant risks that further solidified our belief in the importance of a well-crafted investment plan with a long-term focus. We remain dedicated to our investors and unwavering in our vigilance, seeking to successfully navigate even the most challenging investment environments. Your continued confidence and trust in us are

4 - December 31, 2023 - Nationwide Variable Insurance Trust
appreciated, and we are committed to helping you achieve your financial objectives. Thank you for entrusting us with your investments.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the twelve-month reporting period that ended December 31, 2023:
Index
Annual Total Return
(As of December 31, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 9.09%
Bloomberg
®
Municipal Bond 6.40%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 4.61%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.69%
Bloomberg
®
U.S. Aggregate Bond 5.53%
Bloomberg
®
U.S. Corporate High Yield 13.44%
MSCI
®
EAFE 18.24%
MSCI
®
Emerging Markets 9.83%
MSCI
®
ACWI ex USA 15.62%
Russell 1000
®
Growth 42.68%
Russell 1000
®
Value 11.46%
Russell 2000
®
16.93%
S&P 500
®
26.29%
Nasdaq Composite 44.64%
Russell 3000
®
Growth 41.21%
Russell 3000
®
Value 11.66%
Source: Morningstar

NVIT Investor Destinations Aggressive Fund - December 31, 2023 - Fund Commentary - 5
For the annual period ended December 31, 2023, the NVIT Investor Destinations Aggressive Fund Class II returned 19.38%
versus 18.30% for its benchmark, the Morningstar
®
Aggressive Target Risk Index. For broader comparison, the return for the
Fund's closest Morningstar peer category, Aggressive Allocation* (consisting of 55 investments as of December 31, 2023), was
18.84% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying Fidelity Investments Money Market Government
Portfolio, iShares 7-10 Year Treasury Bond ETF, and the underlying iShares U.S. Treasury Bond ETF, which the funds’ returns registered 5.10%, 3.58%, and 4.21% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, NVIT Mid Cap Index Fund, and the underlying NVIT International Index Fund returned 26.18%, 16.23%, and 17.71% respectively, and were the largest relative contributors to the Fund’s return for the period.
The Fund still holds these securities.
During Q1 2023, the portfolio management team reduced U.S. equity exposure and increased international exposure. This reduction in U.S. equity exposure and increase in international exposure was to achieve better benchmark relative positioning within the Fund.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Bond
Index Fund. The move to reduce equities while simultaneously increasing core bond exposure was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team liquidated the NVIT Emerging Markets Fund due to performance and qualitative concerns and added the NVIT GS Emerging Markets Equity Insights Fund.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time, this would likely reduce total volatility in the fund-of-funds while also still allowing the funds an opportunity to meaningfully participate in strong markets during the short term.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--85%+ Equity to Aggressive Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

6 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Aggressive Fund
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 88.1%
Fixed Income Funds 11.3%
Money Market Fund 0.7%
Repurchase Agreement 0.4%
Liabilities in excess of other assets (0.5)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 40.4%
NVIT International Index Fund, Class Y 20.6%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 10.4%
NVIT Mid Cap Index Fund, Class Y 7.8%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.7%
NVIT Bond Index Fund, Class Y 5.9%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 3.9%
iShares 7-10 Year Treasury Bond ETF 1.1%
iShares Core S&P Small-Cap ETF 1.0%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 0.7%
Other Holdings
#
1.5%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Investor Destinations Aggressive Fund - December 31, 2023 - Fund Commentary - 7
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 19.38% 9.32% 6.73% 12/12/2001
Class P 19.52% 9.47% 6.89% 4/30/2012
Morningstar
®
Aggressive
Target Risk Index 18.30% 10.72% 7.83%
Expense Ratios
Expense
Ratio
^
Class II 0.90%
Class P 0.75%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

8 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Aggressive Fund versus performance of the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 12/31/23. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2023 - Fund Commentary - 9
For the annual period ended December 31, 2023, the NVIT Investor Destinations Moderately Aggressive Fund Class II returned
17.93% versus 15.98% for its benchmark, the Morningstar
®
Moderately Aggressive Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Moderately Aggressive Allocation* (consisting of 141 investments as of December 31, 2023), was 16.25% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying iShares Core S&P Small-Cap ETF, iShares 7-10
Year Treasury Bond ETF, and the underlying iShares U.S. Treasury Bond ETF, which the funds’ returns registered 16.03%, 3.58%, and 4.21% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the
Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, NVIT Bond Index Fund, and the underlying NVIT International Index Fund returned
26.18%, 5.38%, and 17.71% respectively, and were the largest relative contributors to the Fund’s return for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team reduced U.S. equity exposure and increased international exposure. This reduction in U.S. equity exposure and increase in international exposure was to achieve better benchmark relative positioning within the Fund.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Bond
Index Fund. The move to reduce equities while simultaneously increasing core bond exposure was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team liquidated the NVIT Emerging Markets Fund due to performance and qualitative concerns and added the NVIT GS Emerging Markets Equity Insights Fund.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time, this would likely reduce total volatility in the fund-of-funds while also allowing the funds an opportunity to meaningfully participate in strong markets during the short term.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--70% to 85% Equity to Moderately Aggressive
Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

10 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Moderately Aggressive Fund
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 77.3%
Fixed Income Funds 21.6%
Repurchase Agreements 2.0%
Money Market Fund 1.2%
Liabilities in excess of other assets (2.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 36.3%
NVIT International Index Fund, Class Y 17.6%
NVIT Bond Index Fund, Class Y 14.3%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 9.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.1%
NVIT Mid Cap Index Fund, Class Y 4.9%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 4.8%
iShares 7-10 Year Treasury Bond ETF 1.7%
iShares Core S&P Small-Cap ETF 1.3%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 1.2%
Other Holdings
#
3.3%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2023 - Fund Commentary - 11
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 17.93% 8.43% 6.19% 12/12/2001
Class P 18.14% 8.60% 6.35% 4/30/2012
Morningstar
®
Moderately
Aggressive Target Risk
Index 15.98% 9.30% 6.92%
Expense Ratios
Expense
Ratio
^
Class II 0.87%
Class P 0.72%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

12 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Moderately Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Aggressive Fund
versus performance of the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 12/31/23. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Moderate Fund - December 31, 2023 - Fund Commentary - 13
For the annual period ended December 31, 2023, the NVIT Investor Destinations Moderate Fund Class II returned 14.72% versus
13.22% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Moderate Allocation* (consisting of 374 investments as of December 31, 2023), was 14.35% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying iShares 20+ Year Treasury Bond ETF, Nationwide
Inflation-Protection Securities Fund, and the underlying iShares U.S. Treasury Bond ETF, which the funds’ returns registered
2.96%, 3.78%, and 4.21% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, NVIT Bond Index Fund, and the underlying NVIT International Index Fund returned
26.18%, 5.38%, and 17.71% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, portfolio management team liquidated its position in the iShares iBoxx $ Investment Grade Corporate Bond
ETF and added exposure to the iShares U.S. Treasury Bond ETF. This was to reduce exposure to investment grade credit and increase exposure to U.S. Treasuries in the current business cycle.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Bond
Index Fund. The move to reduce equities while simultaneously increasing core bond exposure was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team liquidated the NVIT Emerging Markets Fund due to performance and qualitative concerns and added the NVIT GS Emerging Markets Equity Insights Fund.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time, this would likely reduce total volatility in the fund-of-funds while also allowing the funds an opportunity to meaningfully participate in strong markets during the short term.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--50% to 70% Equity to Moderate Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

14 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Moderate Fund
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 57.6%
Fixed Income Funds 37.6%
Money Market Fund 4.9%
Repurchase Agreements 1.2%
Liabilities in excess of other assets (1.3)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 30.0%
NVIT Bond Index Fund, Class Y 22.5%
NVIT International Index Fund, Class Y 11.6%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 8.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 7.0%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 4.9%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.3%
iShares 7-10 Year Treasury Bond ETF 3.0%
NVIT Loomis Short Term Bond Fund, Class Y 1.9%
NVIT Mid Cap Index Fund, Class Y 1.9%
Other Holdings
#
4.9%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Investor Destinations Moderate Fund - December 31, 2023 - Fund Commentary - 15
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 14.72% 6.53% 5.08% 12/12/2001
Class P 14.95% 6.68% 5.24% 4/30/2012
Morningstar
®
Moderate
Target Risk Index 13.22% 7.38% 5.72%
Expense Ratios
Expense
Ratio
^
Class II 0.86%
Class P 0.71%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

16 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Moderate Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderate Fund versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/23. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2023 - Fund Commentary - 17
For the annual period ended December 31, 2023, the NVIT Investor Destinations Moderately Conservative Fund Class II returned
11.25% versus 10.89% for its benchmark, the Morningstar
®
Moderately Conservative Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Moderately Conservative Allocation* (consisting of 163 investments as of December 31, 2023), was 11.32% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying iShares 20+ Year Treasury Bond ETF, NVIT Small
Cap Index Fund, and the underlying iShares U.S. Treasury Bond ETF, which the funds’ returns registered 2.96%, 16.69%, and
4.21% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal
Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, NVIT Bond Index Fund, and the underlying NVIT International Index Fund returned
26.18%, 5.38%, and 17.71% respectively, and were the largest relative contributors to the Fund’s return for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team liquidated its position in the iShares iBoxx $ Investment Grade Corporate Bond
ETF and added exposure to the iShares U.S. Treasury Bond ETF. This was to reduce exposure to investment grade credit and to increase exposure to U.S. Treasuries in the business cycle.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Bond
Index Fund. The move to reduce equities while simultaneously increasing core bond exposure was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This new fund uses low-tracking error strategies to incrementally exceed the
Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team liquidated the NVIT Emerging Markets Fund due to performance and qualitative concerns and added the NVIT GS Emerging Markets Equity Insights Fund.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time, this reduced total volatility in the fund-of-funds while allowing the funds an opportunity to meaningfully participate in strong markets during the short term.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--30% to 50% Equity to Moderately Conservative
Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

18 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Moderately Conservative Fund
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 54.6%
Equity Funds 36.8%
Money Market Fund 8.6%
Repurchase Agreements 3.1%
Liabilities in excess of other assets (3.1)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 28.3%
Nationwide Multi-Cap Portfolio, Class R6 18.1%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 8.9%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 8.3%
NVIT International Index Fund, Class Y 7.1%
NVIT Loomis Short Term Bond Fund, Class Y 5.2%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 4.9%
iShares 7-10 Year Treasury Bond ETF 3.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.9%
iShares U.S. Treasury Bond ETF 2.2%
Other Holdings
#
10.3%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2023 - Fund Commentary - 19
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 11.25% 4.60% 3.83% 12/12/2001
Class P 11.45% 4.74% 3.98% 4/30/2012
Morningstar
®
Moderately
Conservative Target Risk
Index 10.89% 5.55% 4.50%
Expense Ratios
Expense
Ratio
^
Class II 0.85%
Class P 0.70%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

20 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Moderately Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Conservative Fund
versus performance of the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 12/31/23.
Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Conservative Fund - December 31, 2023 - Fund Commentary - 21
For the annual period ended December 31, 2023, the NVIT Investor Destinations Conservative Fund Class II returned 8.03%
versus 7.74% for its benchmark, the Morningstar
®
Conservative Target Risk Index. For broader comparison, the return for the
Fund's closest Morningstar peer category, Conservative Allocation* (consisting of 62 investments as of December 31, 2023), was
8.79% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying NVIT Mid Cap Index Fund, NVIT Small Cap Index
Fund, and the underlying iShares Core MSCI Emerging Markets ETF which the funds’ returns registered 16.23%, 16.69%, and
11.30% respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, NVIT Bond Index Fund, and the underlying Nationwide BNY Mellon Core Plus
Bond ESG Fund returned 26.18%, 5.38%, and 7.16% respectively, and were the largest relative contributors to the Fund’s return for the period. The Fund still holds these securities.
During Q1 2023, portfolio management team liquidated its position in the iShares iBoxx $ Investment Grade Corporate Bond ETF
and added exposure to the iShares U.S. Treasury Bond ETF. This was to reduce exposure to investment grade credit and increase exposure to U.S. Treasuries in the business cycle.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Bond
Index Fund. The move to reduce equities while simultaneously increasing core bond exposure was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This new fund uses low-tracking error strategies to incrementally exceed the
Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team liquidated the NVIT Emerging Markets Fund due to performance and qualitative concerns and added the NVIT GS Emerging Markets Equity Insights Fund.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. This reduced total volatility in the fund-of-funds while allowing the funds an opportunity to meaningfully participate in strong markets during the short term.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--15% to 30% Equity to Conservative Allocation
so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:

22 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Conservative Fund
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 70.5%
Equity Funds 18.7%
Money Market Fund 11.0%
Repurchase Agreements 2.4%
Liabilities in excess of other assets (2.6)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 33.1%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 11.0%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 10.8%
Nationwide Multi-Cap Portfolio, Class R6 10.3%
NVIT Loomis Short Term Bond Fund, Class Y 8.7%
iShares 7-10 Year Treasury Bond ETF 5.7%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.9%
NVIT International Index Fund, Class Y 3.4%
iShares U.S. Treasury Bond ETF 3.1%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 2.6%
Other Holdings
#
6.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Investor Destinations Conservative Fund - December 31, 2023 - Fund Commentary - 23
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 8.03% 2.64% 2.53% 12/12/2001
Class P 8.16% 2.79% 2.69% 4/30/2012
Morningstar
®
Conservative
Target Risk Index 7.74% 3.15% 2.85%
Expense Ratios
Expense
Ratio
^
Class II 0.85%
Class P 0.70%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

24 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Conservative Fund versus performance of the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 12/31/23. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Balanced Fund - December 31, 2023 - Fund Commentary - 25
For the annual period ended December 31, 2023, the NVIT Investor Destinations Balanced Fund Class II returned 13.04% versus
13.22% for its benchmark, the Morningstar® Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Moderately Conservative Allocation* (consisting of 163 investments as of December 31, 2023), was 11.32% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying iShares 20+ Year Treasury Bond ETF, Nationwide
Inflation-Protection Securities Fund, and the underlying iShares Core MSCI Emerging Markets ETF, which the funds’ returns registered 2.96%, 3.78%, and 11.30% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, NVIT Bond Index Fund, and the underlying NVIT International Index Fund returned
26.18%, 5.38%, and 17.71% respectively, and were the largest relative contributors to the Fund’s return for the period. The Fund still holds these securities.
During Q1 2023, portfolio management team liquidated its position in the iShares iBoxx $ Investment Grade Corporate Bond ETF
and added exposure to the iShares U.S. Treasury Bond ETF. This was to reduce exposure to investment grade credit and increase exposure to U.S. Treasuries in the business cycle.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Bond
Index Fund. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This new fund uses low-tracking error strategies to incrementally exceed the
Russell 3000® Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team liquidated the NVIT Emerging Markets Fund due to performance and qualitative concerns and added the NVIT GS Emerging Markets Equity Insights Fund.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time this would likely reduce total volatility in the fund-of-funds while also allowing the funds an opportunity to meaningfully participate in strong markets during the short term.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--30% to 50% Equity to Moderately Conservative
Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

26 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Balanced Fund
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 47.6%
Fixed Income Funds 44.9%
Money Market Fund 7.5%
Repurchase Agreements 0.9%
Liabilities in excess of other assets (0.9)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 26.7%
Nationwide Multi-Cap Portfolio, Class R6 24.7%
NVIT International Index Fund, Class Y 9.4%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 8.0%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 7.4%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 6.5%
NVIT Loomis Short Term Bond Fund, Class Y 3.9%
iShares 7-10 Year Treasury Bond ETF 3.3%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 3.3%
NVIT Mid Cap Index Fund, Class Y 1.7%
Other Holdings
#
5.1%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Investor Destinations Balanced Fund - December 31, 2023 - Fund Commentary - 27
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 13.04% 5.59% 4.41% 3/24/2009
Class P 13.14% 5.74% 4.56% 4/30/2012
Morningstar
®
Moderate
Target Risk Index 13.22% 7.38% 5.72%
Expense Ratios
Expense
Ratio
^
Class II 0.85%
Class P 0.70%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

28 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Balanced Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Balanced Fund versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/23. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2023 - Fund Commentary - 29
For the annual period ended December 31, 2023, the NVIT Investor Destinations Capital Appreciation Fund Class II returned
16.38% versus 13.22% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Moderate Allocation* (consisting of 374 investments as of December 31, 2023), was
14.35% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying iShares 20+ Year Treasury Bond ETF, iShares 7-10
Year Treasury Bond ETF, and the underlying iShares U.S. Treasury Bond ETF, which the funds’ returns registered 2.96%, 3.58%, and 4.21% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the
Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, NVIT Bond Index Fund, and the underlying NVIT International Index Fund returned
26.18%, 5.38%, and 17.71% respectively, and were the largest relative contributors to the Fund’s return for the period. The Fund still holds these securities.
During Q1 2023, portfolio management team liquidated its position in the iShares iBoxx $ Investment Grade Corporate Bond
ETF and added exposure to the iShares U.S. Treasury Bond ETF. This was to reduce exposure to investment grade credit and increase exposure to U.S. Treasuries in the business cycle.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Bond
Index Fund. The move to reduce equities while simultaneously increasing core bond exposure was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team liquidated the NVIT Emerging Markets Fund due to performance and qualitative concerns and added the NVIT GS Emerging Markets Equity Insights Fund.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time, this would likely reduce total volatility in the fund-of-funds while also still allowing the funds the opportunity to meaningfully participate in strong markets in the short term.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--50% to 70% Equity to Moderate Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

30 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Capital Appreciation Fund
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 67.6%
Fixed Income Funds 30.0%
Repurchase Agreements 4.0%
Money Market Fund 2.4%
Liabilities in excess of other assets (4.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 34.0%
NVIT Bond Index Fund, Class Y 18.1%
NVIT International Index Fund, Class Y 13.3%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 8.9%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 4.8%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.2%
NVIT Mid Cap Index Fund, Class Y 2.6%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 2.3%
NVIT Loomis Short Term Bond Fund, Class Y 1.8%
iShares 20+ Year Treasury Bond ETF 1.8%
Other Holdings
#
8.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2023 - Fund Commentary - 31
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 16.38% 7.57% 5.72% 3/24/2009
Class P 16.56% 7.73% 5.88% 4/30/2012
Morningstar
®
Moderate
Target Risk Index 13.22% 7.38% 5.72%
Expense Ratios
Expense
Ratio
^
Class II 0.86%
Class P 0.71%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

32 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Capital Appreciation Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Capital Appreciation Fund
versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/23. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2023 - Fund Commentary - 33
For the annual period ended December 31, 2023, the NVIT Investor Destinations Managed Growth & Income Fund Class II
returned 12.13% versus 13.22% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the
return for the Fund's closest Morningstar peer category, Moderately Conservative Allocation* (consisting of 163 investments as of
December 31, 2023), was 11.32% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the
NVIT Investor Destinations Balanced Fund’s underlying investments (which have a target allocation of 50% equity and 50% fixed income) and the remaining 5% in a “volatility overlay” sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index. These investments are made in
proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 65% or decrease it to 0% as determined by the quantitative process that controls the overlay.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying iShares 20+ Year Treasury Bond ETF, Nationwide
Inflation-Protection Securities Fund, and the underlying iShares Core MSCI Emerging Markets ETF which the funds’ returns registered 2.96%, 3.78%, and 11.30% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, NVIT Bond Index Fund, and the underlying NVIT International Index Fund returned
26.18%, 5.38%, and 17.71% respectively, and were the largest relative contributors to the Fund’s return for the period. The Fund still holds these securities.
Through the overlay sleeve portion, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index futures contracts on the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index, and MSCI EAFE
®
Index, as dictated by an algorithm that determines – based on numerous variables – whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with the prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2023. Broad market volatility (S&P 500
®
)
ranged between approximately 10% and 20%. The year began on the higher end of the volatility range, but it gradually decreased in the first half of the year reaching its lowest point in July. This was due to tempering inflation, a skip of interest rate hikes in
June, and strong consumer spending. This provided an opportunity for the algorithm to contribute to performance by increasing equity exposure. At the end of the year, market volatility spiked in October and November due to the Israel and Hamas conflict and a downgrade in U.S. debt before quickly decreasing in the month of December. These V-shaped spikes in volatility when these struggles occurred and ultimately, the overlay sleeve was a detractor from performance during the reporting period.
During Q1 2023, portfolio management team liquidated its position in the iShares iBoxx$ Investment Grade Corporate Bond
ETF and added exposure to the iShares U.S. Treasury Bond ETF. This was to reduce exposure to investment grade credit and increase exposure to U.S. Treasuries in the business cycle.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Bond
Index Fund. The move to reduce equities while simultaneously increasing core bond exposure was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team liquidated the NVIT Emerging Markets Fund due to performance and qualitative concerns and added the NVIT GS Emerging Markets Equity Insights Fund.

34 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Managed Growth & Income Fund
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time, this would likely reduce total volatility in the fund-of-funds while also still allowing the funds the opportunity to meaningfully participate in strong markets in the short term.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--30% to 50% Equity to Moderately Conservative
Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility
Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2023 - Fund Commentary - 35
Asset Allocation
1
Fixed Income Funds 44.6%
Equity Funds 41.9%
Money Market Fund 7.5%
Repurchase Agreements 3.1%
Futures Contracts 0.8%
Other assets in excess of liabilities 2.1%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 28.8%
Nationwide Multi-Cap Portfolio, Class R6 22.7%
NVIT International Index Fund, Class Y 8.8%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 7.7%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 7.7%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 5.7%
NVIT Loomis Short Term Bond Fund, Class Y 3.8%
iShares 7-10 Year Treasury Bond ETF 3.2%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 3.0%
iShares U.S. Treasury Bond ETF 1.7%
Other Holdings
#
6.9%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

36 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Managed Growth & Income Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 12.38% 4.38% 3.57% 4/30/2014
Class II 12.13% 4.11% 3.27% 4/30/2013
Morningstar
®
Moderate
Target Risk Index 13.22% 7.38% 5.72%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.63% 0.58%
Class II 0.88% 0.83%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2023 - Fund Commentary - 37
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth & Income
Fund from inception through 12/31/23 versus performance of the Morningstar
®
Moderate Target Risk Index for the same period.
Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

38 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Managed Growth Fund
For the annual period ended December 31, 2023, the NVIT Investor Destinations Managed Growth Fund Class II returned 12.96%
versus 13.22% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Moderate Allocation* (consisting of 374 investments as of December 31, 2023), was 14.35%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Consistent with the preservation of capital, the Fund seeks growth primarily and investment income secondarily. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the NVIT Investor Destinations Moderate
Fund’s underlying investments (which have a target allocation of 60% equity and 40% fixed income) and the remaining 5% in a
“volatility overlay” sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500
®
Index, S&P Midcap
400
®
Index, Russell 2000
®
Index, and MSCI EAFE
®
Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 80% or decrease it to
0% as determined by the quantitative process that controls the overlay.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by the brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying iShares 20+ Year Treasury Bond ETF, Nationwide
Inflation-Protection Securities Fund, and the underlying iShares U.S. Treasury Bond ETF which the funds’ returns registered
2.96%, 3.78%, and 4.21% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, NVIT Bond Index Fund, and the underlying NVIT International Index Fund returned
26.18%, 5.38%, and 17.71% respectively, and were the largest relative contributors to the Fund’s return for the period. The Fund still holds these securities.
Through the overlay sleeve portion, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index futures contracts on the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index, and MSCI EAFE
®
Index, as dictated by an algorithm that determines – based on numerous variables – whether the Fund’s equity exposure should be increased or decreased considering the volatility associated with the prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2023. Broad market volatility (S&P 500
®
)
ranged between approximately 10% and 20%. The year began on the higher end of the volatility range, but it gradually decreased in the first half of the year reaching its lowest point in July. This was due to tempering inflation, a skip of interest rate hikes in
June, and strong consumer spending. This provided an opportunity for the algorithm to contribute to performance by increasing equity exposure. At the end of the year, market volatility spiked in October and November due to the Israel and Hamas conflict and a downgrade in U.S. debt before quickly decreasing in the month of December. These V-shaped spikes in volatility when these struggles occurred and ultimately, the overlay sleeve was a detractor from performance during the reporting period.
During Q1 2023, portfolio management team liquidated its position in the iShares iBoxx $ Investment Grade Corporate Bond
ETF and added exposure to the iShares U.S. Treasury Bond ETF. This was to reduce exposure to investment grade credit and increase exposure to U.S. Treasuries in the business cycle.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Bond
Index Fund. The move was to reduce equities while simultaneously increasing core bond exposure, and to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team liquidated the NVIT Emerging Markets Fund due to performance and qualitative concerns and added the NVIT GS Emerging Markets Equity Insights Fund.

NVIT Investor Destinations Managed Growth Fund - December 31, 2023 - Fund Commentary - 39
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time, this would likely reduce total volatility in the fund-of-funds while also still allowing the funds the opportunity to meaningfully participate in strong markets in the short term.
During the period, there were no liquidity events that materially impacted performance.
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--50% to 70% Equity to Moderate Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its
Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

40 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Managed Growth Fund
Asset Allocation
1
Equity Funds 51.2%
Fixed Income Funds 37.9%
Money Market Fund 4.7%
Repurchase Agreements 1.2%
Futures Contracts 1.0%
Other assets in excess of liabilities 4.0%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 29.2%
NVIT Bond Index Fund, Class Y 25.4%
NVIT International Index Fund, Class Y 10.8%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.3%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 6.9%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 5.0%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.0%
iShares 7-10 Year Treasury Bond ETF 3.0%
NVIT Loomis Short Term Bond Fund, Class Y 1.9%
NVIT Mid Cap Index Fund, Class Y 1.7%
Other Holdings
#
4.8%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Investor Destinations Managed Growth Fund - December 31, 2023 - Fund Commentary - 41
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 13.20% 5.90% 4.58% 4/30/2014
Class II 12.96% 5.64% 4.21% 4/30/2013
Morningstar
®
Moderate
Target Risk Index 13.22% 7.38% 5.72%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.63% 0.60%
Class II 0.88% 0.85%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

42 - Fund Commentary - December 31, 2023 - NVIT Investor Destinations Managed Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth Fund from inception through 12/31/23 versus performance of the Morningstar
®
Moderate Target Risk Index for the same period. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Investor Destinations Funds - December 31, 2023 - Shareholder Expense Example - 43
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2023) and continued to hold your shares at the end of the reporting period (December 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2023 through December 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2023 through December 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/23
Ending Account
Value($) 12/31/23
Expenses Paid
During Period ($)
7/1/23 - 12/31/23
(a)
Expense Ratio
During Period (%)
7/1/23 - 12/31/23
(a) (b)
NVIT Investor Destinations Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 1,063.50 3.02 0.58
Hypothetical
(c)(d)
1,000.00 1,022.28 2.96 0.58
Class P Shares
Actual
(c)
1,000.00 1,063.90 2.24 0.43
Hypothetical
(c)(d)
1,000.00 1,023.04 2.19 0.43
NVIT Investor Destinations Moderately Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 1,059.70 2.96 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,060.40 2.18 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42

44 - Shareholder Expense Example - December 31, 2023 - Investor Destinations Funds
Beginning Account
Value($) 7/1/23
Ending Account
Value($) 12/31/23
Expenses Paid
During Period ($)
7/1/23 - 12/31/23
(a)
Expense Ratio
During Period (%)
7/1/23 - 12/31/23
(a) (b)
NVIT Investor Destinations Moderate Fund
Class II Shares
Actual
(c)
1,000.00 1,052.30 2.95 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,052.60 2.17 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Moderately Conservative Fund
Class II Shares
Actual
(c)
1,000.00 1,044.30 2.94 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,044.50 2.16 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Conservative Fund
Class II Shares
Actual
(c)
1,000.00 1,036.30 2.93 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,036.30 2.16 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Balanced Fund
Class II Shares
Actual
(c)
1,000.00 1,048.90 2.94 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,048.90 2.17 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Capital Appreciation Fund
Class II Shares
Actual
(c)
1,000.00 1,055.80 2.95 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,057.00 2.18 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 1,045.50 1.55 0.30
Hypothetical
(c)(d)
1,000.00 1,023.69 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 1,043.70 2.83 0.55
Hypothetical
(c)(d)
1,000.00 1,022.43 2.80 0.55

Investor Destinations Funds - December 31, 2023 - Shareholder Expense Example - 45
Beginning Account
Value($) 7/1/23
Ending Account
Value($) 12/31/23
Expenses Paid
During Period ($)
7/1/23 - 12/31/23
(a)
Expense Ratio
During Period (%)
7/1/23 - 12/31/23
(a) (b)
NVIT Investor Destinations Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 1,045.70 1.60 0.31
Hypothetical
(c)(d)
1,000.00 1,023.64 1.58 0.31
Class II Shares
Actual
(c)
1,000.00 1,045.10 2.89 0.56
Hypothetical
(c)(d)
1,000.00 1,022.38 2.85 0.56
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2023 through
December 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

46 - Statement of Investments - December 31, 2023 - NVIT Investor Destinations Aggressive Fund
Investment Companies 96 .5%
Shares Value ($)
Equity Funds 86.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,648,404 38,709,567
Nationwide Multi-Cap Portfolio,
Class R6*(a) 11,020,612 150,321,151
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,093,950 24,844,417
NVIT International Index Fund,
Class Y(a) 7,219,388 76,453,321
NVIT Mid Cap Index Fund, Class
Y(a) 1,533,005 28,973,788
NVIT Small Cap Index Fund,
Class Y(a) 163,010 1,313,865
Total Equity Funds
(cost $298,858,779) 320,616,109
Fixed Income Funds 9.9%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 1,592,577 14,396,892
NVIT Bond Index Fund, Class
Y(a) 2,395,465 22,038,279
Total Fixed Income Funds
(cost $38,983,228) 36,435,171
Total Investment Companies
(cost $337,842,007) 357,051,280
Exchange Traded Funds 2 .9%
Equity Funds 1.5%
iShares Core MSCI Emerging
Markets ETF(b) 35,446 1,792,858
iShares Core S&P Small-Cap
ETF 35,399 3,831,942
Total Equity Funds
(cost $5,602,523) 5,624,800
Fixed Income Funds 1.4%
iShares 7-10 Year Treasury Bond
ETF(b) 43,832 4,224,966
iShares U.S. Treasury Bond ETF 30,319 698,550
Total Fixed Income Funds
(cost $5,609,686) 4,923,516
Total Exchange Traded Funds
(cost $11,212,209) 10,548,316
Short-Term Investment 0 .7%
Shares Value ($)
Money Market Fund 0 .7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.29% (c) 2,773,817 2,773,817
Total Short-Term Investment
(cost $2,773,817)
2,773,817
Repurchase Agreement 0 .4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $1,651,816,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value
$1,683,842.(d)(e) 1,650,825 1,650,825
Total Repurchase Agreement
(cost $1,650,825) 1,650,825
Total Investments
(cost $353,478,858) — 100.5% 372,024,238
Liabilities in excess of other assets — (0.5)% (1,851,695)
NET ASSETS — 100.0% $ 370,172,543
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $5,415,798, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,650,825 and by
$4,263,028 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from 1/15/2024 –
11/15/2053, a total value of $5,913,853.
(c) Represents 7-day effective yield as of December 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$1,650,825.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2023 - Statement of Investments - 47
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 75.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 9,022,032 95,723,760
Nationwide Multi-Cap Portfolio,
Class R6*(a) 26,855,038 366,302,713
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,455,780 51,839,912
NVIT International Index Fund,
Class Y(a) 16,718,887 177,053,009
NVIT Mid Cap Index Fund, Class
Y(a) 2,597,833 49,099,048
NVIT Small Cap Index Fund,
Class Y(a) 177,948 1,434,261
Total Equity Funds
(cost $682,512,805) 741,452,703
Fixed Income Funds 19.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,405,691 48,867,450
NVIT Bond Index Fund, Class
Y(a) 15,687,447 144,324,509
Total Fixed Income Funds
(cost $210,827,965) 193,191,959
Total Investment Companies
(cost $893,340,770) 934,644,662
Exchange Traded Funds 4 .2%
Equity Funds 2.2%
iShares Core MSCI Emerging
Markets ETF(b) 180,662 9,137,884
iShares Core S&P Small-Cap
ETF(b) 117,579 12,727,926
Total Equity Funds
(cost $22,549,040) 21,865,810
Fixed Income Funds 2.0%
iShares 7-10 Year Treasury Bond
ETF(b) 172,598 16,636,721
iShares U.S. Treasury Bond ETF 126,413 2,912,556
Total Fixed Income Funds
(cost $22,538,479) 19,549,277
Total Exchange Traded Funds
(cost $45,087,519) 41,415,087
Short-Term Investment 1 .2%
Money Market Fund 1 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.29% (c) 12,077,733 12,077,733
Total Short-Term Investment
(cost $12,077,733)
12,077,733
Repurchase Agreements 2 .0%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $7,968,458,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value
$8,122,953.(d)(e) 7,963,680 7,963,680
Citi Global Market, Inc.,
5.31%, dated 12/29/2023,
due 1/2/2024, repurchase
price $12,007,080,
collateralized by U.S.
Government Treasury
Securities, 0.38%, maturing
4/15/2024 - 1/31/2026; total
market value $12,240,010.
(d)(e) 12,000,000 12,000,000
Total Repurchase Agreements
(cost $19,963,680) 19,963,680
Total Investments
(cost $970,469,702) — 102.1% 1,008,101,162
Liabilities in excess of other assets — (2.1)% (20,445,434)
NET ASSETS — 100.0% $ 987,655,728
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $34,359,678, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $19,963,680 and by
$16,787,232 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from 1/15/2024 –
11/15/2053, a total value of $36,750,912.
(c) Represents 7-day effective yield as of December 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$19,963,680.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - December 31, 2023 - NVIT Investor Destinations Moderate Fund
Investment Companies 88 .7%
Shares Value ($)
Equity Funds 56.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 14,135,983 149,982,782
Nationwide Multi-Cap Portfolio,
Class R6*(a) 41,463,916 565,567,817
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 10,048,668 80,690,801
NVIT International Index Fund,
Class Y(a) 20,704,855 219,264,413
NVIT Mid Cap Index Fund, Class
Y(a) 1,898,794 35,887,200
Total Equity Funds
(cost $973,715,484) 1,051,393,013
Fixed Income Funds 32.2%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 14,546,806 131,503,126
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 847,240 7,608,213
NVIT Bond Index Fund, Class
Y(a) 46,197,782 425,019,591
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,738,589 36,077,379
Total Fixed Income Funds
(cost $668,694,737) 600,208,309
Total Investment Companies
(cost $1,642,410,221) 1,651,601,322
Exchange Traded Funds 6 .5%
Equity Fund 1.1%
iShares Core S&P Small-Cap
ETF 179,912 19,475,474
Total Equity Funds
(cost  $19,970,863) 19,475,474
Fixed Income Funds 5.4%
iShares 20+ Year Treasury Bond
ETF(b) 222,776 22,028,091
iShares 7-10 Year Treasury Bond
ETF(b) 583,992 56,290,989
iShares U.S. Treasury Bond ETF 938,161 21,615,229
Total Fixed Income Funds
(cost $121,762,826) 99,934,309
Total Exchange Traded Funds
(cost $141,733,689) 119,409,783
Short-Term Investment 4 .9%
Money Market Fund 4 .9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.29% (c) 91,681,918 91,681,918
Total Short-Term Investment
(cost $91,681,918)
91,681,918
Repurchase Agreements 1 .2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $1,040,496,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value
$1,060,669.(d)(e) 1,039,872 1,039,872
Citi Global Market, Inc.,
5.31%, dated 12/29/2023,
due 1/2/2024, repurchase
price $15,008,850,
collateralized by U.S.
Government Treasury
Securities, 0.38%, maturing
4/15/2024 - 1/31/2026; total
market value $15,300,012.
(d)(e) 15,000,000 15,000,000
Pershing LLC, 5.33%,
dated 12/29/2023, due
1/2/2024, repurchase price
$2,001,185, collateralized
by U.S. Government Agency
Securities, ranging from
0.27% - 8.00%, maturing
2/15/2024 - 10/20/2073;
total market value
$2,040,000.(d)(e) 2,000,000 2,000,000
Santander US Capital
Markets, 5.38%, dated
12/29/2023, due 1/2/2024,
repurchase price
$5,002,989, collateralized
by U.S. Government Agency
Securities, ranging from
2.00% - 7.19%, maturing
6/1/2024 - 8/20/2071; total
market value $5,103,049.
(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $23,039,872) 23,039,872
Total Investments
(cost $1,898,865,700) — 101.3% 1,885,732,895
Liabilities in excess of other assets — (1.3)% (23,637,644)
NET ASSETS — 100.0% $ 1,862,095,251

NVIT Investor Destinations Moderate Fund - December 31, 2023 - Statement of Investments - 49
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $39,011,284, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $23,039,872 and by
$18,330,259 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from 1/15/2024 –
11/15/2053, a total value of $41,370,131.
(c) Represents 7-day effective yield as of December 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$23,039,872.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

50 - Statement of Investments - December 31, 2023 - NVIT Investor Destinations Moderately Conservative Fund
Investment Companies 81 .4%
Shares Value ($)
Equity Funds 34.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,643,594 28,048,534
Nationwide Multi-Cap Portfolio,
Class R6*(a) 7,536,932 102,803,753
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 985,114 7,910,469
NVIT International Index Fund,
Class Y(a) 3,835,536 40,618,322
NVIT Mid Cap Index Fund, Class
Y(a) 461,900 8,729,912
NVIT Small Cap Index Fund,
Class Y(a) 357,035 2,877,705
Total Equity Funds
(cost $170,911,644) 190,988,695
Fixed Income Funds 46.8%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,609,792 50,712,517
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,836,288 16,489,868
NVIT Bond Index Fund, Class
Y(a) 17,486,164 160,872,710
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,080,621 29,727,994
Total Fixed Income Funds
(cost $286,122,740) 257,803,089
Total Investment Companies
(cost $457,034,384) 448,791,784
Exchange Traded Funds 10 .0%
Equity Funds 2.2%
iShares Core MSCI Emerging
Markets ETF(b) 168,677 8,531,683
iShares Core S&P Small-Cap
ETF 34,308 3,713,841
Total Equity Funds
(cost $12,745,633) 12,245,524
Fixed Income Funds 7.8%
iShares 20+ Year Treasury Bond
ETF(b) 88,432 8,744,156
iShares 7-10 Year Treasury Bond
ETF(b) 224,363 21,626,350
iShares U.S. Treasury Bond ETF 542,834 12,506,895
Total Fixed Income Funds
(cost $51,969,162) 42,877,401
Total Exchange Traded Funds
(cost $64,714,795) 55,122,925
Short-Term Investment 8 .6%
Shares Value ($)
Money Market Fund 8 .6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.29% (c) 47,336,834 47,336,834
Total Short-Term Investment
(cost $47,336,834)
47,336,834
Repurchase Agreements 3 .1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $123,707,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value $126,105.
(d)(e) 123,633 123,633
Citi Global Market, Inc.,
5.31%, dated 12/29/2023,
due 1/2/2024, repurchase
price $5,002,950,
collateralized by U.S.
Government Treasury
Securities, 0.38%, maturing
4/15/2024 - 1/31/2026; total
market value $5,100,004.
(d)(e) 5,000,000 5,000,000
Santander US Capital
Markets, 5.38%, dated
12/29/2023, due 1/2/2024,
repurchase price
$12,007,174, collateralized
by U.S. Government Agency
Securities, ranging from
2.00% - 7.19%, maturing
6/1/2024 - 8/20/2071; total
market value $12,247,317.
(d)(e) 12,000,000 12,000,000
Total Repurchase Agreements
(cost $17,123,633) 17,123,633
Total Investments
(cost $586,209,646) — 103.1% 568,375,176
Liabilities in excess of other assets — (3.1)% (17,228,275)
NET ASSETS — 100.0% $ 551,146,901

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2023 - Statement of Investments - 51
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $35,886,057, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,123,633 and by
$21,821,985 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from 1/15/2024 –
11/15/2053, a total value of $38,945,618.
(c) Represents 7-day effective yield as of December 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$17,123,633.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - December 31, 2023 - NVIT Investor Destinations Conservative Fund
Investment Companies 77 .5%
Shares Value ($)
Equity Funds 18.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,258,968 13,357,653
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,898,171 53,171,053
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 874,534 7,022,509
NVIT International Index Fund,
Class Y(a) 1,655,375 17,530,416
NVIT Mid Cap Index Fund, Class
Y(a) 24,329 459,815
NVIT Small Cap Index Fund,
Class Y(a) 63,285 510,074
Total Equity Funds
(cost $76,229,482) 92,051,520
Fixed Income Funds 59.2%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,292,628 56,885,358
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,806,212 25,199,783
NVIT Bond Index Fund, Class
Y(a) 18,592,739 171,053,202
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,635,850 44,735,949
Total Fixed Income Funds
(cost $327,693,424) 297,874,292
Total Investment Companies
(cost $403,922,906) 389,925,812
Exchange Traded Funds 11 .7%
Equity Funds 0.4%
iShares Core MSCI Emerging
Markets ETF(b) 14,682 742,616
iShares Core S&P Small-Cap
ETF 11,658 1,261,978
Total Equity Funds
(cost $2,073,066) 2,004,594
Fixed Income Funds 11.3%
iShares 20+ Year Treasury Bond
ETF(b) 110,519 10,928,119
iShares 7-10 Year Treasury Bond
ETF(b) 307,561 29,645,805
iShares U.S. Treasury Bond ETF 698,174 16,085,929
Total Fixed Income Funds
(cost $68,024,605) 56,659,853
Total Exchange Traded Funds
(cost $70,097,671) 58,664,447
Short-Term Investment 11 .0%
Shares Value ($)
Money Market Fund 11 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.29% (c) 55,518,169 55,518,169
Total Short-Term Investment
(cost $55,518,169)
55,518,169
Repurchase Agreements 2 .4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $7,270,368,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value
$7,411,328.(d)(e) 7,266,007 7,266,007
Santander US Capital
Markets, 5.38%, dated
12/29/2023, due 1/2/2024,
repurchase price
$5,002,989, collateralized
by U.S. Government Agency
Securities, ranging from
2.00% - 7.19%, maturing
6/1/2024 - 8/20/2071; total
market value $5,103,049.
(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $12,266,007) 12,266,007
Total Investments
(cost $541,804,753) — 102.6% 516,374,435
Liabilities in excess of other assets — (2.6)% (12,986,254)
NET ASSETS — 100.0% $ 503,388,181

NVIT Investor Destinations Conservative Fund - December 31, 2023 - Statement of Investments - 53
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $12,878,366, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $12,266,007 and by
$1,437,436 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from 1/15/2024 –
11/15/2053, a total value of $13,703,443.
(c) Represents 7-day effective yield as of December 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$12,266,007.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - December 31, 2023 - NVIT Investor Destinations Balanced Fund
Investment Companies 85 .4%
Shares Value ($)
Equity Funds 46.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 7,470,476 79,261,753
Nationwide Multi-Cap Portfolio,
Class R6*(a) 22,149,035 302,112,832
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,030,361 40,393,801
NVIT International Index Fund,
Class Y(a) 10,852,957 114,932,817
NVIT Mid Cap Index Fund, Class
Y(a) 1,129,125 21,340,466
Total Equity Funds
(cost $518,802,619) 558,041,669
Fixed Income Funds 39.4%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 10,882,045 98,373,689
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 557,483 5,006,200
NVIT Bond Index Fund, Class
Y(a) 35,543,468 326,999,902
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,897,485 47,260,735
Total Fixed Income Funds
(cost $534,039,646) 477,640,526
Total Investment Companies
(cost $1,052,842,265) 1,035,682,195
Exchange Traded Funds 7 .1%
Equity Funds 1.6%
iShares Core MSCI Emerging
Markets ETF(b) 118,278 5,982,501
iShares Core S&P Small-Cap
ETF 124,013 13,424,408
Total Equity Funds
(cost $18,743,331) 19,406,909
Fixed Income Funds 5.5%
iShares 20+ Year Treasury Bond
ETF(b) 48,088 4,754,941
iShares 7-10 Year Treasury Bond
ETF(b) 420,072 40,490,740
iShares U.S. Treasury Bond ETF 924,588 21,302,508
Total Fixed Income Funds
(cost $77,973,568) 66,548,189
Total Exchange Traded Funds
(cost $96,716,899) 85,955,098
Short-Term Investment 7 .5%
Money Market Fund 7 .5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.29% (c) 90,875,481 90,875,481
Total Short-Term Investment
(cost $90,875,481)
90,875,481
Repurchase Agreements 0 .9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $5,551,583,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value
$5,659,218.(d)(e) 5,548,253 5,548,253
Santander US Capital
Markets, 5.38%, dated
12/29/2023, due 1/2/2024,
repurchase price
$5,002,989, collateralized
by U.S. Government Agency
Securities, ranging from
2.00% - 7.19%, maturing
6/1/2024 - 8/20/2071; total
market value $5,103,049.
(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $10,548,253) 10,548,253
Total Investments
(cost $1,250,982,898) — 100.9% 1,223,061,027
Liabilities in excess of other assets — (0.9)% (10,778,146)
NET ASSETS — 100.0% $ 1,212,282,881

NVIT Investor Destinations Balanced Fund - December 31, 2023 - Statement of Investments - 55
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $14,109,723, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,548,253 and by
$4,069,758 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.25%
– 4.13%, and maturity dates ranging from 12/31/2024 –
2/15/2052, a total value of $14,618,011.
(c) Represents 7-day effective yield as of December 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$10,548,253.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - December 31, 2023 - NVIT Investor Destinations Capital Appreciation Fund
Investment Companies 91 .2%
Shares Value ($)
Equity Funds 65.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 9,796,432 103,940,145
Nationwide Multi-Cap Portfolio,
Class R6*(a) 29,036,714 396,060,775
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,102,922 49,006,462
NVIT International Index Fund,
Class Y(a) 14,615,178 154,774,732
NVIT Mid Cap Index Fund, Class
Y(a) 1,620,963 30,636,192
Total Equity Funds
(cost $676,566,670) 734,418,306
Fixed Income Funds 25.8%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,201,216 56,058,990
NVIT Bond Index Fund, Class
Y(a) 22,986,942 211,479,867
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,233,492 21,553,202
Total Fixed Income Funds
(cost $320,337,018) 289,092,059
Total Investment Companies
(cost $996,903,688) 1,023,510,365
Exchange Traded Funds 6 .4%
Equity Funds 2.2%
iShares Core MSCI Emerging
Markets ETF(b) 164,101 8,300,228
iShares Core S&P Small-Cap
ETF(b) 153,868 16,656,211
Total Equity Funds
(cost $23,987,375) 24,956,439
Fixed Income Funds 4.2%
iShares 20+ Year Treasury Bond
ETF(b) 207,363 20,504,054
iShares 7-10 Year Treasury Bond
ETF(b) 199,713 19,250,336
iShares U.S. Treasury Bond ETF 292,911 6,748,669
Total Fixed Income Funds
(cost $61,147,579) 46,503,059
Total Exchange Traded Funds
(cost $85,134,954) 71,459,498
Short-Term Investment 2 .4%
Money Market Fund 2 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.29% (c) 27,246,414 27,246,414
Total Short-Term Investment
(cost $27,246,414)
27,246,414
Repurchase Agreements 4 .0%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $9,365,677,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value
$9,547,261.(d)(e) 9,360,060 9,360,060
Citi Global Market, Inc.,
5.31%, dated 12/29/2023,
due 1/2/2024, repurchase
price $20,011,800,
collateralized by U.S.
Government Treasury
Securities, 0.38%, maturing
4/15/2024 - 1/31/2026; total
market value $20,400,016.
(d)(e) 20,000,000 20,000,000
Santander US Capital
Markets, 5.38%, dated
12/29/2023, due 1/2/2024,
repurchase price
$15,008,967, collateralized
by U.S. Government Agency
Securities, ranging from
2.00% - 7.19%, maturing
6/1/2024 - 8/20/2071; total
market value $15,309,146.
(d)(e) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $44,360,060) 44,360,060
Total Investments
(cost $1,153,645,116) — 104.0% 1,166,576,337
Liabilities in excess of other assets — (4.0)% (44,831,121)
NET ASSETS — 100.0% $ 1,121,745,216

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2023 - Statement of Investments - 57
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $48,210,986, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $44,360,060 and by
$5,377,309 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.25%
– 4.13%, and maturity dates ranging from 12/31/2024 –
2/15/2052, a total value of $49,737,369.
(c) Represents 7-day effective yield as of December 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$44,360,060.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

58 - Statement of Investments - December 31, 2023 - NVIT Investor Destinations Managed Growth & Income Fund
Investment Companies 80 .0%
Shares Value ($)
Equity Funds 40.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,172,452 23,049,720
Nationwide Multi-Cap Portfolio,
Class R6*(a) 6,788,632 92,596,938
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,522,278 12,223,893
NVIT International Index Fund,
Class Y(a) 3,397,998 35,984,800
NVIT Mid Cap Index Fund, Class
Y(a) 325,260 6,147,423
Total Equity Funds
(cost $155,263,707) 170,002,774
Fixed Income Funds 39.5%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 3,477,217 31,434,039
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 170,423 1,530,402
NVIT Bond Index Fund, Class
Y(a) 12,727,799 117,095,753
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,591,134 15,354,446
Total Fixed Income Funds
(cost $180,230,276) 165,414,640
Total Investment Companies
(cost $335,493,983) 335,417,414
Exchange Traded Funds 6 .5%
Equity Funds 1.4%
iShares Core MSCI Emerging
Markets ETF(b) 34,429 1,741,419
iShares Core S&P Small-Cap
ETF(b) 36,724 3,975,373
Total Equity Funds
(cost $5,522,981) 5,716,792
Fixed Income Funds 5.1%
iShares 20+ Year Treasury Bond
ETF(b) 16,324 1,614,117
iShares 7-10 Year Treasury Bond
ETF(b) 135,702 13,080,316
iShares U.S. Treasury Bond
ETF(b) 298,366 6,874,353
Total Fixed Income Funds
(cost $25,131,692) 21,568,786
Total Exchange Traded Funds
(cost $30,654,673) 27,285,578
Short-Term Investment 7 .5%
Money Market Fund 7 .5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.29% (c) 31,344,593 31,344,593
Total Short-Term Investment
(cost $31,344,593)
31,344,593
Repurchase Agreements 3 .1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $3,097,653,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value
$3,157,711.(d)(e) 3,095,795 3,095,795
Pershing LLC, 5.33%,
dated 12/29/2023, due
1/2/2024, repurchase price
$10,005,923, collateralized
by U.S. Government Agency
Securities, ranging from
0.27% - 8.00%, maturing
2/15/2024 - 10/20/2073;
total market value
$10,200,000.(d)(e) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $13,095,795) 13,095,795
Total Investments
(cost $410,589,044) — 97.1% 407,143,380
Other assets in excess of liabilities — 2.9% 12,286,534
NET ASSETS — 100.0% $ 419,429,914
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $24,429,322, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $13,095,795 and by
$13,198,559 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from 1/15/2024 –
11/15/2053, a total value of $26,294,354.
(c) Represents 7-day effective yield as of December 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$13,095,795.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2023 - Statement of Investments - 59
Futures contracts outstanding as of December 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 230 3/2024 USD 25,902,600 890,416
Russell 2000 E-Mini Index 54 3/2024 USD 5,528,790 338,407
S&P 500 E-Mini Index 226 3/2024 USD 54,466,000 1,594,334
S&P Midcap 400 E-Mini Index 28 3/2024 USD 7,866,600 368,788
Net contracts 3,191,945
As of December 31, 2023, the Fund had $4,674,874 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - December 31, 2023 - NVIT Investor Destinations Managed Growth Fund
Investment Companies 83 .2%
Shares Value ($)
Equity Funds 50.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 6,785,584 71,995,047
Nationwide Multi-Cap Portfolio,
Class R6*(a) 21,244,823 289,779,386
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,979,051 39,981,781
NVIT International Index Fund,
Class Y(a) 10,083,687 106,786,249
NVIT Mid Cap Index Fund, Class
Y(a) 898,446 16,980,627
Total Equity Funds
(cost $487,551,185) 525,523,090
Fixed Income Funds 32.9%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 7,543,721 68,195,241
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 418,356 3,756,839
NVIT Bond Index Fund, Class
Y(a) 27,441,506 252,461,852
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,967,841 18,989,663
Total Fixed Income Funds
(cost $373,130,389) 343,403,595
Total Investment Companies
(cost $860,681,574) 868,926,685
Exchange Traded Funds 5 .9%
Equity Fund 0.9%
iShares Core S&P Small-Cap
ETF 84,398 9,136,084
Total Equity Funds
(cost  $9,351,357) 9,136,084
Fixed Income Funds 5.0%
iShares 20+ Year Treasury Bond
ETF(b) 122,001 12,063,459
iShares 7-10 Year Treasury Bond
ETF(b) 305,289 29,426,807
iShares U.S. Treasury Bond ETF 482,315 11,112,537
Total Fixed Income Funds
(cost $63,844,321) 52,602,803
Total Exchange Traded Funds
(cost $73,195,678) 61,738,887
Short-Term Investment 4 .7%
Money Market Fund 4 .7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.29% (c) 49,488,991 49,488,991
Total Short-Term Investment
(cost $49,488,991)
49,488,991
Repurchase Agreements 1 .2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $7,790,272,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value
$7,941,312.(d)(e) 7,785,600 7,785,600
Pershing LLC, 5.33%,
dated 12/29/2023, due
1/2/2024, repurchase price
$5,002,962, collateralized
by U.S. Government Agency
Securities, ranging from
0.27% - 8.00%, maturing
2/15/2024 - 10/20/2073;
total market value
$5,100,000.(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $12,785,600) 12,785,600
Total Investments
(cost $996,151,843) — 95.0% 992,940,163
Other assets in excess of liabilities — 5.0% 52,136,653
NET ASSETS — 100.0% $ 1,045,076,816
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $14,943,204, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $12,785,600 and by
$2,951,696 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.25%
– 4.13%, and maturity dates ranging from 12/31/2024 –
2/15/2052, a total value of $15,737,296.
(c) Represents 7-day effective yield as of December 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$12,785,600.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth Fund - December 31, 2023 - Statement of Investments - 61
Futures contracts outstanding as of December 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 697 3/2024 USD 78,496,140 2,776,062
Russell 2000 E-Mini Index 149 3/2024 USD 15,255,365 995,270
S&P 500 E-Mini Index 696 3/2024 USD 167,736,000 5,061,810
S&P Midcap 400 E-Mini Index 82 3/2024 USD 23,037,900 1,134,171
Net contracts 9,967,313
As of December 31, 2023, the Fund had $14,159,185 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

62 - Statements of Assets and Liabilities - December 31, 2023 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 357,051,280
Investment securities of unaffiliated issuers, at value
*
13,322,133
Repurchase agreements, at value 1,650,825
Interest and dividends receivable 12,456
Security lending income receivable 338
Receivable for investments sold 286,633
Receivable for capital shares issued 7,216
Prepaid expenses 412
Total Assets 372,331,293
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 293,766
Payable upon return of securities loaned (Note 2) 1,650,825
Accrued expenses and other payables:
Investment advisory fees 40,146
Fund administration fees 17,301
Distribution fees 77,210
Administrative servicing fees 47,143
Accounting and transfer agent fees 598
Trustee fees 17
Custodian fees 7,446
Compliance program costs (Note 3) 392
Professional fees 6,524
Printing fees 14,679
Other 2,703
Total Liabilities 2,158,750
Net Assets $ 370,172,543
* Includes value of securities on loan (Note 2) 5,415,798
Cost of investment securities of affiliated issuers 337,842,007
Cost of investment securities of unaffiliated issuers 13,986,026
Cost of repurchase agreements 1,650,825
Represented by:
Capital $ 378,441,486
Total distributable earnings (loss) (8,268,943)
Net Assets $ 370,172,543

Investor Destinations Funds - December 31, 2023 - Statements of Assets and Liabilities - 63
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 934,644,662 $ 1,651,601,322 $ 448,791,784 $ 389,925,812 $ 1,035,682,195
53,492,820 211,091,701 102,459,759 114,182,616 176,830,579
19,963,680 23,039,872 17,123,633 12,266,007 10,548,253
54,215 411,177 212,301 268,405 409,073
1,228 4,647 2,185 2,121 4,022
— 483,275 210,285 — 857,141
87,922 49,221 20,568 9,241 929
916 1,528 418 472 1,051
1,008,245,443 1,886,682,743 568,820,933 516,654,674 1,224,333,243
51,667 — — — —
36,101 532,235 230,751 711,212 857,910
19,963,680 23,039,872 17,123,633 12,266,007 10,548,253
107,318 202,908 60,201 55,238 132,220
28,615 44,755 20,704 19,869 32,821
206,399 390,247 115,928 106,351 254,298
135,151 262,871 74,416 64,763 152,188
1,480 2,896 902 849 1,948
92 128 92 87 99
24,755 54,394 17,340 15,608 35,118
1,053 2,004 598 551 1,310
7,034 8,176 6,836 6,858 7,598
18,170 30,102 17,342 14,380 15,745
8,200 16,904 5,289 4,720 10,854
20,589,715 24,587,492 17,674,032 13,266,493 12,050,362
$ 987,655,728 $ 1,862,095,251 $ 551,146,901 $ 503,388,181 $ 1,212,282,881
34,359,678 39,011,284 35,886,057 12,878,366 14,109,723
893,340,770 1,642,410,221 457,034,384 403,922,906 1,052,842,265
57,165,252 233,415,607 112,051,629 125,615,840 187,592,380
19,963,680 23,039,872 17,123,633 12,266,007 10,548,253
$ 1,023,788,952 $ 1,991,188,370 $ 593,737,649 $ 548,232,451 $ 1,291,814,137
(36,133,224) (129,093,119) (42,590,748) (44,844,270) (79,531,256)
$ 987,655,728 $ 1,862,095,251 $ 551,146,901 $ 503,388,181 $ 1,212,282,881

64 - Statements of Assets and Liabilities - December 31, 2023 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Net Assets:
Class II Shares $ 322,138,111
Class P Shares 48,034,432
Total $ 370,172,543
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 31,561,205
Class P Shares 4,733,244
Total 36,294,449
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 10 .21
Class P Shares $ 10 .15

Investor Destinations Funds - December 31, 2023 - Statements of Assets and Liabilities - 65
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 879,262,953 $ 1,816,480,360 $ 548,239,216 $ 499,204,503 $ 1,201,305,396
108,392,775 45,614,891 2,907,685 4,183,678 10,977,485
$ 987,655,728 $ 1,862,095,251 $ 551,146,901 $ 503,388,181 $ 1,212,282,881
96,663,456 210,061,367 59,610,492 53,006,135 91,769,434
12,032,468 5,298,685 317,725 444,618 838,386
108,695,924 215,360,052 59,928,217 53,450,753 92,607,820
$ 9 .10 $ 8 .65 $ 9 .20 $ 9 .42 $ 13 .09
$ 9 .01 $ 8 .61 $ 9 .15 $ 9 .41 $ 13 .09

66 - Statements of Assets and Liabilities - December 31, 2023 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,023,510,365
Investment securities of unaffiliated issuers, at value
*
98,705,912
Repurchase agreements, at value 44,360,060
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable 122,241
Security lending income receivable 2,212
Receivable for investments sold 239,510
Receivable for capital shares issued —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 972
Total Assets 1,166,941,272
Liabilities:
Payable for capital shares redeemed 239,357
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 44,360,060
Accrued expenses and other payables:
Investment advisory fees 122,024
Fund administration fees 31,099
Distribution fees 234,687
Administrative servicing fees 142,934
Accounting and transfer agent fees 1,748
Trustee fees 86
Custodian fees 32,483
Compliance program costs (Note 3) 1,202
Professional fees 7,218
Printing fees 13,079
Other 10,079
Total Liabilities 45,196,056
Net Assets $ 1,121,745,216
* Includes value of securities on loan (Note 2) 48,210,986
Cost of investment securities of affiliated issuers 996,903,688
Cost of investment securities of unaffiliated issuers 112,381,368
Cost of repurchase agreements 44,360,060
Represented by:
Capital $ 1,160,979,341
Total distributable earnings (loss) (39,234,125)
Net Assets $ 1,121,745,216

Investor Destinations Funds - December 31, 2023 - Statements of Assets and Liabilities - 67
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 335,417,414 $ 868,926,685
58,630,171 111,227,878
13,095,795 12,785,600
21,173,567 51,891,098
4,536,005 14,038,774
204,783 382,979
950 2,450
118,570 272,620
10,098 —
15,861 28,396
395 1,061
433,203,609 1,059,557,541
147,963 300,035
284,664 836,547
13,095,795 12,785,600
52,447 130,687
18,210 29,622
87,075 216,546
51,941 127,688
633 1,688
74 128
9,838 24,766
448 1,108
6,882 7,529
14,015 10,097
3,710 8,684
13,773,695 14,480,725
$ 419,429,914 $ 1,045,076,816
24,429,322 14,943,204
335,493,983 860,681,574
61,999,266 122,684,669
13,095,795 12,785,600
$ 453,275,980 $ 1,135,153,571
(33,846,066) (90,076,755)
$ 419,429,914 $ 1,045,076,816

68 - Statements of Assets and Liabilities - December 31, 2023 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ —
Class II Shares 1,105,474,634
Class P Shares 16,270,582
Total $ 1,121,745,216
Shares Outstanding (unlimited number of shares authorized):
Class I Shares —
Class II Shares 88,351,422
Class P Shares 1,305,416
Total 89,656,838
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ —
Class II Shares $ 12 .51
Class P Shares $ 12 .46

Investor Destinations Funds - December 31, 2023 - Statements of Assets and Liabilities - 69
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 2,106,921 $ 6,081,015
417,322,993 1,038,995,801
— —
$ 419,429,914 $ 1,045,076,816
203,572 590,948
40,677,583 101,908,138
— —
40,881,155 102,499,086
$ 10 .35 $ 10 .29
$ 10 .26 $ 10 .20
$ — $ —

70 - Statements of Operations - For the Year Ended December 31, 2023 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 4,082,543
Dividend income from unaffiliated issuers 371,027
Income from securities lending (Note 2) 2,601
Interest income (unaffiliated) —
Total Income 4,456,171
EXPENSES:
Investment advisory fees 446,571
Fund administration fees 111,418
Distribution fees Class II Shares 754,722
Distribution fees Class P Shares 103,908
Administrative servicing fees Class II Shares 452,835
Professional fees 25,583
Printing fees 10,077
Trustee fees 12,316
Custodian fees 1,904
Accounting and transfer agent fees 2,740
Compliance program costs (Note 3) 1,485
Other 8,273
Total Expenses 1,931,832
NET INVESTMENT INCOME 2,524,339
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 1,387,272
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (20,599,858)
Transactions in investment securities of unaffiliated issuers (60,516)
Net realized gains (losses) (19,273,102)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 77,020,162
Investment securities of unaffiliated issuers 560,515
Net change in unrealized appreciation/depreciation 77,580,677
Net realized/unrealized gains (losses) 58,307,575
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 60,831,914

Investor Destinations Funds - For the Year Ended December 31, 2023 - Statements of Operations - 71
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 12,449,077 $ 26,829,369 $ 9,722,980 $ 10,652,801 $ 19,170,134
1,594,868 7,861,998 4,062,765 5,185,084 7,104,832
7,930 28,309 14,539 12,294 29,509
14 78 35 47 49
14,051,889 34,719,754 13,800,319 15,850,226 26,304,524
1,235,393 2,398,736 730,454 682,097 1,577,042
236,940 424,966 157,734 150,819 295,818
2,131,145 4,505,995 1,397,851 1,302,379 3,007,068
244,634 107,006 6,883 9,358 25,737
1,278,693 2,703,610 838,715 781,431 1,804,250
45,290 71,314 32,894 31,827 51,771
17,364 38,287 17,293 14,480 22,252
34,022 66,252 20,276 18,884 43,568
5,730 11,893 3,876 3,552 7,854
6,716 12,771 4,224 4,011 8,361
4,098 7,955 2,422 2,261 5,232
23,393 43,303 13,102 12,868 29,683
5,263,418 10,392,088 3,225,724 3,013,967 6,878,636
8,788,471 24,327,666 10,574,595 12,836,259 19,425,888
2,383,608 1,735,452 438,162 25,109 1,033,581
(52,257,903) (86,103,412) (21,222,001) (15,628,519) (50,079,499)
(322,050) (643,920) (1,121,446) (1,467,088) (613,259)
(50,196,345) (85,011,880) (21,905,285) (17,070,498) (49,659,177)
195,065,635 310,496,491 68,446,565 42,231,541 174,846,884
2,890,864 3,694,801 2,685,838 2,219,683 3,435,419
197,956,499 314,191,292 71,132,403 44,451,224 178,282,303
147,760,154 229,179,412 49,227,118 27,380,726 128,623,126
$ 156,548,625 $ 253,507,078 $ 59,801,713 $ 40,216,985 $ 148,049,014

72 - Statements of Operations - For the Year Ended December 31, 2023 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 14,536,389
Dividend income from unaffiliated issuers 3,248,084
Income from securities lending (Note 2) 13,056
Interest income (unaffiliated) 39
Total Income 17,797,568
EXPENSES:
Investment advisory fees 1,434,261
Fund administration fees 273,455
Distribution fees Class II Shares 2,720,389
Distribution fees Class P Shares 37,833
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 1,632,241
Professional fees 50,518
Printing fees 21,396
Trustee fees 39,576
Custodian fees 7,194
Accounting and transfer agent fees 7,601
Compliance program costs (Note 3) 4,750
Other 26,482
Total expenses before expenses reimbursed 6,255,696
Expenses reimbursed by adviser (Note 3) —
Net Expenses 6,255,696
NET INVESTMENT INCOME 11,541,872
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 1,482,754
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (55,239,191)
Transactions in investment securities of unaffiliated issuers (93,622)
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) (53,850,059)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 206,880,755
Investment securities of unaffiliated issuers 3,004,751
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 209,885,506
Net realized/unrealized gains (losses) 156,035,447
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 167,577,319

Investor Destinations Funds - For the Year Ended December 31, 2023 - Statements of Operations - 73
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 6,438,395 $ 14,542,292
2,734,473 5,565,825
10,858 13,757
350,932 1,033,212
9,534,658 21,155,086
616,957 1,542,623
126,404 257,561
1,023,608 2,557,431
— —
2,790 8,158
614,168 1,534,466
25,448 44,583
12,673 23,636
14,860 36,943
2,374 5,971
2,910 7,084
1,778 4,435
10,400 26,906
2,454,370 6,049,797
(195,830) (301,658)
2,258,540 5,748,139
7,276,118 15,406,947
338,891 914,261
(16,438,778) (46,335,420)
(219,677) (587,502)
(3,767,816) (19,140,816)
(20,087,380) (65,149,477)
56,601,926 163,872,419
1,099,120 2,126,912
2,130,561 8,710,695
59,831,607 174,710,026
39,744,227 109,560,549
$ 47,020,345 $ 124,967,496

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - December 31, 2023 - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 2,524,339 $ 2,347,112
Net realized gains (losses) (19,273,102) 2,582,004
Net change in unrealized appreciation/depreciation 77,580,677 (79,945,350)
Change in net assets resulting from operations 60,831,914 (75,016,234)
Distributions to Shareholders From:
Distributable earnings:
Class II (3,462,843) (81,210,911)
Class P (481,273) (10,034,296)
Change in net assets from shareholder distributions (3,944,116) (91,245,207)
Change in net assets from capital transactions (8,003,606) 88,440,054
Change in net assets 48,884,192 (77,821,387)
Net Assets:
Beginning of year 321,288,351 399,109,738
End of year $ 370,172,543 $ 321,288,351
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 19,180,986 $ 23,428,938
Dividends reinvested 3,462,843 81,210,911
Cost of shares redeemed (34,326,594) (30,447,123)
Total Class II Shares (11,682,765) 74,192,726
Class P Shares
Proceeds from shares issued 5,062,081 5,478,400
Dividends reinvested 481,273 10,034,296
Cost of shares redeemed (1,864,195) (1,265,368)
Total Class P Shares 3,679,159 14,247,328
Change in net assets from capital transactions $ (8,003,606) $ 88,440,054
SHARE TRANSACTIONS:
Class II Shares
Issued 2,046,479 1,975,159
Reinvested 364,510 9,356,096
Redeemed (3,673,007) (2,689,173)
Total Class II Shares (1,262,018) 8,642,082
Class P Shares
Issued 543,515 504,903
Reinvested 50,982 1,165,423
Redeemed (200,541) (116,404)
Total Class P Shares 393,956 1,553,922
Total change in shares (868,062) 10,196,004

Investor Destinations Funds - December 31, 2023 - Statements of Changes in Net Assets - 75
NVIT Investor Destinations Moderately
Aggressive Fund NVIT Investor Destinations Moderate Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
$ 8,788,471 $ 7,914,302 $ 24,327,666 $ 20,831,488
(50,196,345) 6,110,307 (85,011,880) (24,092,881)
197,956,499 (231,279,337) 314,191,292 (396,752,455)
156,548,625 (217,254,728) 253,507,078 (400,013,848)
(9,110,730) (299,645,999) — (586,204,980)
(1,079,713) (31,026,163) — (11,952,853)
(10,190,443) (330,672,162) — (598,157,833)
(74,822,432) 259,908,811 (232,678,067) 366,511,888
71,535,750 (288,018,079) 20,829,011 (631,659,793)
916,119,978 1,204,138,057 1,841,266,240 2,472,926,033
$ 987,655,728 $ 916,119,978 $ 1,862,095,251 $ 1,841,266,240
$ 24,630,345 $ 20,604,161 $ 16,311,593 $ 13,523,753
9,110,730 299,645,999 — 586,204,980
(112,987,976) (94,980,916) (249,604,572) (246,303,447)
(79,246,901) 225,269,244 (233,292,979) 353,425,286
7,342,080 6,504,119 4,760,892 5,326,513
1,079,713 31,026,163 — 11,952,853
(3,997,324) (2,890,715) (4,145,980) (4,192,764)
4,424,469 34,639,567 614,912 13,086,602
$ (74,822,432) $ 259,908,811 $ (232,678,067) $ 366,511,888
2,926,787 1,813,284 2,034,012 1,277,544
1,071,851 38,268,965 — 77,335,749
(13,411,188) (8,809,859) (31,089,554) (24,205,314)
(9,412,550) 31,272,390 (29,055,542) 54,407,979
884,198 615,547 592,769 562,804
128,384 4,008,548 — 1,587,364
(479,977) (271,115) (503,800) (410,865)
532,605 4,352,980 88,969 1,739,303
(8,879,945) 35,625,370 (28,966,573) 56,147,282

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - December 31, 2023 - Investor Destinations Funds
NVIT Investor Destinations Moderately
Conservative Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 10,574,595 $ 9,188,404
Net realized losses (21,905,285) (6,497,547)
Net change in unrealized appreciation/depreciation 71,132,403 (110,642,654)
Change in net assets resulting from operations 59,801,713 (107,951,797)
Distributions to Shareholders From:
Distributable earnings:
Class II — (113,043,650)
Class P — (494,250)
Change in net assets from shareholder distributions — (113,537,900)
Change in net assets from capital transactions (86,362,888) 25,118,225
Change in net assets (26,561,175) (196,371,472)
Net Assets:
Beginning of year 577,708,076 774,079,548
End of year $ 551,146,901 $ 577,708,076
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 15,483,509 $ 13,410,165
Dividends reinvested — 113,043,650
Cost of shares redeemed (101,745,169) (101,978,612)
Total Class II Shares (86,261,660) 24,475,203
Class P Shares
Proceeds from shares issued 254,548 473,451
Dividends reinvested — 494,250
Cost of shares redeemed (355,776) (324,679)
Total Class P Shares (101,228) 643,022
Change in net assets from capital transactions $ (86,362,888) $ 25,118,225
SHARE TRANSACTIONS:
Class II Shares
Issued 1,787,364 1,298,206
Reinvested — 13,586,977
Redeemed (11,745,579) (10,244,648)
Total Class II Shares (9,958,215) 4,640,535
Class P Shares
Issued 29,383 51,532
Reinvested — 59,764
Redeemed (41,548) (34,486)
Total Class P Shares (12,165) 76,810
Total change in shares (9,970,380) 4,717,345

Investor Destinations Funds - December 31, 2023 - Statements of Changes in Net Assets - 77
NVIT Investor Destinations Conservative
Fund NVIT Investor Destinations Balanced Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
$ 12,836,259 $ 10,202,693 $ 19,425,888 $ 15,868,745
(17,070,498) (7,533,480) (49,659,177) (13,353,055)
44,451,224 (85,265,689) 178,282,303 (233,450,900)
40,216,985 (82,596,476) 148,049,014 (230,935,210)
— (42,518,443) — (267,976,555)
— (271,063) — (2,320,222)
— (42,789,506) — (270,296,777)
(82,372,104) (31,929,488) (151,651,020) 136,946,846
(42,155,119) (157,315,470) (3,602,006) (364,285,141)
545,543,300 702,858,770 1,215,884,887 1,580,170,028
$ 503,388,181 $ 545,543,300 $ 1,212,282,881 $ 1,215,884,887
$ 34,242,261 $ 42,608,692 $ 3,341,568 $ 7,349,268
— 42,518,443 — 267,976,555
(116,985,982) (116,875,024) (153,806,829) (141,090,596)
(82,743,721) (31,747,889) (150,465,261) 134,235,227
594,484 447,132 936,081 1,064,045
— 271,063 — 2,320,222
(222,867) (899,794) (2,121,840) (672,648)
371,617 (181,599) (1,185,759) 2,711,619
$ (82,372,104) $ (31,929,488) $ (151,651,020) $ 136,946,846
3,804,446 4,540,341 273,796 498,499
— 4,831,641 — 23,022,041
(12,985,070) (12,196,749) (12,552,520) (9,891,916)
(9,180,624) (2,824,767) (12,278,724) 13,628,624
66,157 45,282 76,854 77,618
— 30,908 — 199,675
(24,752) (92,766) (173,703) (50,494)
41,405 (16,576) (96,849) 226,799
(9,139,219) (2,841,343) (12,375,573) 13,855,423

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - December 31, 2023 - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 11,541,872 $ 10,847,496
Net realized losses (53,850,059) (2,271,166)
Net change in unrealized appreciation/depreciation 209,885,506 (262,594,055)
Change in net assets resulting from operations 167,577,319 (254,017,725)
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II (1,039,435) (397,228,327)
Class P (14,635) (5,037,807)
Change in net assets from shareholder distributions (1,054,070) (402,266,134)
Change in net assets from capital transactions (137,837,793) 263,964,707
Change in net assets 28,685,456 (392,319,152)
Net Assets:
Beginning of year 1,093,059,760 1,485,378,912
End of year $ 1,121,745,216 $ 1,093,059,760
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 3,635,741 3,303,337
Dividends reinvested 1,039,435 397,228,327
Cost of shares redeemed (141,881,580) (141,564,421)
Total Class II Shares (137,206,404) 258,967,243
Class P Shares
Proceeds from shares issued 1,069,264 1,338,698
Dividends reinvested 14,635 5,037,807
Cost of shares redeemed (1,715,288) (1,379,041)
Total Class P Shares (631,389) 4,997,464
Change in net assets from capital transactions $ (137,837,793) $ 263,964,707

Investor Destinations Funds - December 31, 2023 - Statements of Changes in Net Assets - 79
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
$ 7,276,118 $ 5,455,214 $ 15,406,947 $ 11,851,944
(20,087,380) (7,442,696) (65,149,477) (13,484,637)
59,831,607 (69,023,610) 174,710,026 (190,708,736)
47,020,345 (71,011,092) 124,967,496 (192,341,429)
— (188,188) — (804,069)
— (46,321,341) — (187,493,362)
— — — —
— (46,509,529) — (188,297,431)
(37,906,467) 15,512,902 (108,079,500) 117,207,999
9,113,878 (102,007,719) 16,887,996 (263,430,861)
410,316,036 512,323,755 1,028,188,820 1,291,619,681
$ 419,429,914 $ 410,316,036 $ 1,045,076,816 $ 1,028,188,820
$ 388,036 $ 445,383 $ 778,998 $ 1,053,060
— 188,188 — 804,069
(271,864) (97,473) (261,343) (220,171)
116,172 536,098 517,655 1,636,958
5,563,844 7,518,558 4,004,934 13,383,720
— 46,321,341 — 187,493,362
(43,586,483) (38,863,095) (112,602,089) (85,306,041)
(38,022,639) 14,976,804 (108,597,155) 115,571,041
— — — —
— — — —
— — — —
— — — —
$ (37,906,467) $ 15,512,902 $ (108,079,500) $ 117,207,999

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - December 31, 2023 - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 318,016 245,603
Reinvested 88,613 36,746,376
Redeemed (12,303,356) (9,351,625)
Total Class II Shares (11,896,727) 27,640,354
Class P Shares
Issued 92,857 98,920
Reinvested 1,253 468,633
Redeemed (148,358) (85,617)
Total Class P Shares (54,248) 481,936
Total change in shares (11,950,975) 28,122,290

Investor Destinations Funds - December 31, 2023 - Statements of Changes in Net Assets - 81
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
40,265 41,167 81,155 100,565
— 20,235 — 86,739
(28,098) (9,345) (27,413) (19,962)
12,167 52,057 53,742 167,342
574,860 716,331 423,270 1,191,270
— 5,007,713 — 20,357,585
(4,540,077) (3,753,256) (11,861,089) (7,807,608)
(3,965,217) 1,970,788 (11,437,819) 13,741,247
— — — —
— — — —
— — — —
— — — —
(3,953,050) 2,022,845 (11,384,077) 13,908,589

82 - Financial Highlights - December 31, 2023 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2023 $ 8.65 $ 0.07 $ 1.60 $ 1.67 $ — $ (0.11) $ (0.11) $ 10.21 19.38% $ 322,138 0.58% 0.71% 0.58% 32.02%
12/31/2022 14.81 0.08 (2.87) (2.79) — (3.37) (3.37) 8.65 (18.89)% 284,010 0.59% 0.67% 0.59% 21.13%
12/31/2021 13.05 0.43 1.59 2.02 (0.02) (0.24) (0.26) 14.81 15.50% 358,122 0.58% 2.99% 0.58% 61.15%
12/31/2020 12.40 0.18 1.30 1.48 (0.03) (0.80) (0.83) 13.05 12.82% 296,578 0.59% 1.53% 0.59% 15.71%
12/31/2019 11.21 0.23 2.34 2.57 (0.24) (1.14) (1.38) 12.40 23.73% 267,228 0.59% 1.86% 0.59% 12.92%(g)
Class P Shares
12/31/2023 8.59 0.09 1.58 1.67 — (0.11) (0.11) 10.15 19.52% 48,034 0.43% 0.92% 0.43% 32.02%
12/31/2022 14.72 0.10 (2.86) (2.76) — (3.37) (3.37) 8.59 (18.77)% 37,279 0.44% 0.86% 0.44% 21.13%
12/31/2021 12.96 0.45 1.58 2.03 (0.03) (0.24) (0.27) 14.72 15.74% 40,988 0.43% 3.18% 0.43% 61.15%
12/31/2020 12.30 0.20 1.29 1.49 (0.03) (0.80) (0.83) 12.96 13.00% 33,465 0.44% 1.75% 0.44% 15.71%
12/31/2019 11.14 0.27 2.29 2.56 (0.26) (1.14) (1.40) 12.30 23.80% 26,844 0.44% 2.19% 0.44% 12.92%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2023 - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2023 $ 7.80 $ 0.08 $ 1.31 $ 1.39 $ — $ (0.09) $ (0.09) $ 9.10 17.93% $ 879,263 0.57% 0.90% 0.57% 26.42%
12/31/2022 14.70 0.08 (2.75) (2.67) — (4.23) (4.23) 7.80 (18.28)% 827,408 0.57% 0.77% 0.57% 16.14%
12/31/2021 13.15 0.40 1.39 1.79 (0.02) (0.22) (0.24) 14.70 13.63% 1,099,938 0.57% 2.85% 0.57% 59.87%
12/31/2020 12.51 0.18 1.27 1.45 (0.03) (0.78) (0.81) 13.15 12.33% 1,034,734 0.58% 1.49% 0.58% 13.54%
12/31/2019 11.58 0.24 2.19 2.43 (0.25) (1.25) (1.50) 12.51 21.83% 1,021,891 0.57% 1.89% 0.57% 11.88%(g)
Class P Shares
12/31/2023 7.71 0.09 1.30 1.39 — (0.09) (0.09) 9.01 18.14% 108,393 0.42% 1.12% 0.42% 26.42%
12/31/2022 14.58 0.11 (2.75) (2.64) — (4.23) (4.23) 7.71 (18.23)% 88,712 0.42% 0.98% 0.42% 16.14%
12/31/2021 13.04 0.44 1.36 1.80 (0.04) (0.22) (0.26) 14.58 13.84% 104,200 0.42% 3.14% 0.42% 59.87%
12/31/2020 12.39 0.21 1.25 1.46 (0.03) (0.78) (0.81) 13.04 12.53% 89,662 0.43% 1.75% 0.43% 13.54%
12/31/2019 11.48 0.28 2.16 2.44 (0.28) (1.25) (1.53) 12.39 22.04% 75,487 0.42% 2.22% 0.42% 11.88%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

84 - Financial Highlights - December 31, 2023 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2023 $ 7.54 $ 0.11 $ 1.00 $ 1.11 $ — $ — $ — $ 8.65 14.72% $ 1,816,480 0.57% 1.31% 0.57% 18.91%
12/31/2022 13.14 0.10 (2.26) (2.16) — (3.44) (3.44) 7.54 (16.55)% 1,802,235 0.57% 1.01% 0.57% 12.51%
12/31/2021 12.07 0.33 0.91 1.24 (0.02) (0.15) (0.17) 13.14 10.31% 2,427,562 0.57% 2.61% 0.57% 50.07%
12/31/2020 11.60 0.18 0.97 1.15 (0.02) (0.66) (0.68) 12.07 10.34% 2,461,085 0.57% 1.56% 0.57% 12.14%
12/31/2019 11.06 0.24 1.66 1.90 (0.25) (1.11) (1.36) 11.60 17.74% 2,501,624 0.57% 1.99% 0.57% 11.80%(g)
Class P Shares
12/31/2023 7.49 0.12 1.00 1.12 — — — 8.61 14.95% 45,615 0.42% 1.56% 0.42% 18.91%
12/31/2022 13.07 0.12 (2.26) (2.14) — (3.44) (3.44) 7.49 (16.49)% 39,031 0.42% 1.22% 0.42% 12.51%
12/31/2021 12.02 0.39 0.86 1.25 (0.05) (0.15) (0.20) 13.07 10.44% 45,364 0.42% 3.08% 0.42% 50.07%
12/31/2020 11.53 0.22 0.95 1.17 (0.02) (0.66) (0.68) 12.02 10.59% 34,383 0.42% 1.98% 0.42% 12.14%
12/31/2019 11.01 0.27 1.63 1.90 (0.27) (1.11) (1.38) 11.53 17.83% 25,394 0.42% 2.28% 0.42% 11.80%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2023 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2023 $ 8.27 $ 0.16 $ 0.77 $ 0.93 $ — $ — $ — $ 9.20 11.25% $ 548,239 0.57% 1.88% 0.57% 14.63%
12/31/2022 11.88 0.14 (1.84) (1.70) — (1.91) (1.91) 8.27 (14.39)% 574,999 0.58% 1.42% 0.58% 13.53%
12/31/2021 11.25 0.26 0.49 0.75 (0.02) (0.10) (0.12) 11.88 6.71% 771,094 0.58% 2.24% 0.58% 34.00%
12/31/2020 10.68 0.16 0.73 0.89 (0.01) (0.31) (0.32) 11.25 8.55% 809,718 0.58% 1.54% 0.58% 14.41%
12/31/2019 10.14 0.22 1.12 1.34 (0.23) (0.57) (0.80) 10.68 13.48% 825,375 0.58% 2.01% 0.58% 8.43%(g)
Class P Shares
12/31/2023 8.21 0.18 0.76 0.94 — — — 9.15 11.45% 2,908 0.42% 2.11% 0.42% 14.63%
12/31/2022 11.80 0.17 (1.85) (1.68) — (1.91) (1.91) 8.21 (14.34)% 2,709 0.43% 1.68% 0.43% 13.53%
12/31/2021 11.18 0.28 0.49 0.77 (0.05) (0.10) (0.15) 11.80 6.87% 2,985 0.43% 2.45% 0.43% 34.00%
12/31/2020 10.60 0.19 0.71 0.90 (0.01) (0.31) (0.32) 11.18 8.71% 2,818 0.43% 1.83% 0.43% 14.41%
12/31/2019 10.07 0.24 1.11 1.35 (0.25) (0.57) (0.82) 10.60 13.67% 2,293 0.43% 2.28% 0.43% 8.43%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

86 - Financial Highlights - December 31, 2023 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2023 $ 8.72 $ 0.22 $ 0.48 $ 0.70 $ — $ — $ — $ 9.42 8.03% $ 499,205 0.58% 2.44% 0.58% 14.13%
12/31/2022 10.74 0.16 (1.46) (1.30) — (0.72) (0.72) 8.72 (12.19)% 542,037 0.58% 1.69% 0.58% 17.41%
12/31/2021 10.54 0.20 0.09 0.29 (0.02) (0.07) (0.09) 10.74 2.75% 698,366 0.58% 1.86% 0.58% 25.65%
12/31/2020 9.98 0.17 0.50 0.67 (0.01) (0.10) (0.11) 10.54 6.71% 790,805 0.58% 1.66% 0.58% 22.58%
12/31/2019 9.50 0.20 0.70 0.90 (0.22) (0.20) (0.42) 9.98 9.53% 688,613 0.58% 2.06% 0.58% 15.84%(g)
Class P Shares
12/31/2023 8.70 0.25 0.46 0.71 — — — 9.41 8.16% 4,184 0.43% 2.79% 0.43% 14.13%
12/31/2022 10.70 0.18 (1.46) (1.28) — (0.72) (0.72) 8.70 (12.04)% 3,506 0.43% 1.84% 0.43% 17.41%
12/31/2021 10.51 0.21 0.09 0.30 (0.04) (0.07) (0.11) 10.70 2.85% 4,493 0.43% 2.02% 0.43% 25.65%
12/31/2020 9.93 0.18 0.51 0.69 (0.01) (0.10) (0.11) 10.51 6.95% 4,515 0.43% 1.82% 0.43% 22.58%
12/31/2019 9.46 0.23 0.67 0.90 (0.23) (0.20) (0.43) 9.93 9.65% 4,124 0.43% 2.30% 0.43% 15.84%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2023 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2023 $ 11.58 $ 0.20 $ 1.31 $ 1.51 $ — $ — $ — $ 13.09 13.04% $ 1,201,305 0.57% 1.60% 0.57% 16.90%
12/31/2022 17.34 0.17 (2.75) (2.58) — (3.18) (3.18) 11.58 (14.99)% 1,205,067 0.57% 1.19% 0.57% 13.14%
12/31/2021 16.20 0.38 0.95 1.33 (0.03) (0.16) (0.19) 17.34 8.24% 1,567,915 0.57% 2.26% 0.57% 41.04%
12/31/2020 15.26 0.24 1.16 1.40 (0.02) (0.44) (0.46) 16.20 9.41% 1,620,709 0.57% 1.61% 0.57% 14.53%
12/31/2019 14.39 0.32 1.84 2.16 (0.33) (0.96) (1.29) 15.26 15.34% 1,582,104 0.57% 2.06% 0.57% 12.40%(g)
Class P Shares
12/31/2023 11.57 0.22 1.30 1.52 — — — 13.09 13.14% 10,977 0.42% 1.82% 0.42% 16.90%
12/31/2022 17.30 0.20 (2.75) (2.55) — (3.18) (3.18) 11.57 (14.84)% 10,818 0.42% 1.41% 0.42% 13.14%
12/31/2021 16.16 0.43 0.93 1.36 (0.06) (0.16) (0.22) 17.30 8.45% 12,255 0.42% 2.51% 0.42% 41.04%
12/31/2020 15.21 0.29 1.12 1.41 (0.02) (0.44) (0.46) 16.16 9.50% 11,365 0.42% 1.91% 0.42% 14.53%
12/31/2019 14.35 0.37 1.81 2.18 (0.36) (0.96) (1.32) 15.21 15.51% 9,412 0.42% 2.42% 0.42% 12.40%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

88 - Financial Highlights - December 31, 2023 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2023 $ 10.76 $ 0.12 $ 1.64 $ 1.76 $ — $ (0.01) $ (0.01) $ 12.51 16.38% $ 1,105,475 0.57% 1.04% 0.57% 19.54%
12/31/2022 20.21 0.13 (3.65) (3.52) — (5.93) (5.93) 10.76 (17.57)% 1,078,510 0.57% 0.89% 0.57% 12.44%
12/31/2021 18.32 0.51 1.71 2.22 (0.03) (0.30) (0.33) 20.21 12.16% 1,467,723 0.57% 2.60% 0.57% 55.36%
12/31/2020 17.45 0.26 1.66 1.92 (0.03) (1.02) (1.05) 18.32 11.62% 1,462,628 0.57% 1.52% 0.57% 12.84%
12/31/2019 16.03 0.33 2.78 3.11 (0.36) (1.33) (1.69) 17.45 19.94% 1,445,670 0.57% 1.91% 0.57% 9.90%(g)
Class P Shares
12/31/2023 10.70 0.14 1.63 1.77 — (0.01) (0.01) 12.46 16.56% 16,271 0.42% 1.25% 0.42% 19.54%
12/31/2022 20.12 0.16 (3.65) (3.49) — (5.93) (5.93) 10.70 (17.50)% 14,549 0.42% 1.09% 0.42% 12.44%
12/31/2021 18.24 0.59 1.66 2.25 (0.07) (0.30) (0.37) 20.12 12.38% 17,656 0.42% 3.01% 0.42% 55.36%
12/31/2020 17.35 0.33 1.61 1.94 (0.03) (1.02) (1.05) 18.24 11.80% 14,683 0.42% 1.96% 0.42% 12.84%
12/31/2019 15.95 0.39 2.73 3.12 (0.39) (1.33) (1.72) 17.35 20.11% 10,776 0.42% 2.25% 0.42% 9.90%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2023 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2023 $ 9.21 $ 0.21 $ 0.93 $ 1.14 $ — $ — $ — $ 10.35 12.38% $ 2,107 0.30% 2.15% 0.35% 24.34%
12/31/2022 12.00 0.16 (1.81) (1.65) — (1.14) (1.14) 9.21 (13.87)% 1,763 0.30% 1.58% 0.35% 15.70%
12/31/2021 11.45 0.30 0.58 0.88 (0.05) (0.28) (0.33) 12.00 7.72% 1,673 0.30% 2.56% 0.35% 45.26%
12/31/2020 11.06 0.21 0.31 0.52 (0.01) (0.12) (0.13) 11.45 4.83% 1,402 0.30% 1.91% 0.35% 13.58%
12/31/2019 10.21 0.26 1.10 1.36 (0.27) (0.24) (0.51) 11.06 13.37% 1,218 0.30% 2.44% 0.35% 18.32%(h)
Class II Shares
12/31/2023 9.15 0.17 0.94 1.11 — — — 10.26 12.13% 417,323 0.55% 1.77% 0.60% 24.34%
12/31/2022 11.97 0.13 (1.81) (1.68) — (1.14) (1.14) 9.15 (14.17)% 408,553 0.55% 1.23% 0.60% 15.70%
12/31/2021 11.41 0.26 0.60 0.86 (0.02) (0.28) (0.30) 11.97 7.57% 510,651 0.55% 2.23% 0.60% 45.26%
12/31/2020 11.05 0.17 0.32 0.49 (0.01) (0.12) (0.13) 11.41 4.56% 494,836 0.55% 1.54% 0.60% 13.58%
12/31/2019 10.21 0.23 1.09 1.32 (0.24) (0.24) (0.48) 11.05 13.00% 492,738 0.55% 2.09% 0.60% 18.32%(h)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

90 - Financial Highlights - December 31, 2023 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2023 $ 9.09 $ 0.18 $ 1.02 $ 1.20 $ — $ — $ — $ 10.29 13.20% $ 6,081 0.31% 1.85% 0.34% 25.48%
12/31/2022 12.96 0.16 (2.06) (1.90) — (1.97) (1.97) 9.09 (14.96)% 4,883 0.31% 1.43% 0.34% 14.73%
12/31/2021 12.01 0.36 1.12 1.48 (0.06) (0.47) (0.53) 12.96 12.34% 4,793 0.31% 2.81% 0.34% 51.90%
12/31/2020 11.49 0.21 0.53 0.74 (0.01) (0.21) (0.22) 12.01 6.59% 3,608 0.31% 1.88% 0.35% 13.50%
12/31/2019 10.43 0.27 1.33 1.60 (0.27) (0.27) (0.54) 11.49 15.52% 3,081 0.31% 2.39% 0.34% 14.79%(h)
Class II Shares
12/31/2023 9.03 0.14 1.03 1.17 — — — 10.20 12.96% 1,038,996 0.56% 1.50% 0.59% 25.48%
12/31/2022 12.92 0.12 (2.04) (1.92) — (1.97) (1.97) 9.03 (15.16)% 1,023,306 0.56% 1.06% 0.59% 14.73%
12/31/2021 11.98 0.30 1.13 1.43 (0.02) (0.47) (0.49) 12.92 12.01% 1,286,826 0.56% 2.38% 0.59% 51.90%
12/31/2020 11.49 0.17 0.54 0.71 (0.01) (0.21) (0.22) 11.98 6.33% 1,210,471 0.56% 1.49% 0.60% 13.50%
12/31/2019 10.43 0.23 1.34 1.57 (0.24) (0.27) (0.51) 11.49 15.25% 1,184,500 0.56% 2.06% 0.59% 14.79%(h)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Funds - December 31, 2023 - Notes to Financial Statements - 91
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC. Shares of Investor
Destinations Moderate and Investor Destinations Capital Appreciation are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide Contract”) issued by NLIC.
The Funds, as applicable, currently offer Class I, Class II and Class P shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

92 - Notes to Financial Statements - December 31, 2023 - Investor Destinations Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, other series of NMF, and other series of ESS (together, the “series of the
Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’
Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2023. Please refer to the Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,548,316 $ – $ – $ 10,548,316
Investment Companies 357,051,280 – – 357,051,280
Repurchase Agreement – 1,650,825 – 1,650,825
Short-Term Investment 2,773,817 – – 2,773,817
Total $ 370,373,413 $ 1,650,825 $ – $ 372,024,238
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 41,415,087 $ – $ – $ 41,415,087
Investment Companies 934,644,662 – – 934,644,662
Repurchase Agreements – 19,963,680 – 19,963,680
Short-Term Investment 12,077,733 – – 12,077,733
Total $ 988,137,482 $ 19,963,680 $ – $ 1,008,101,162

Investor Destinations Funds - December 31, 2023 - Notes to Financial Statements - 93
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 119,409,783 $ – $ – $ 119,409,783
Investment Companies 1,651,601,322 – – 1,651,601,322
Repurchase Agreements – 23,039,872 – 23,039,872
Short-Term Investment 91,681,918 – – 91,681,918
Total $ 1,862,693,023 $ 23,039,872 $ – $ 1,885,732,895
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 55,122,925 $ – $ – $ 55,122,925
Investment Companies 448,791,784 – – 448,791,784
Repurchase Agreements – 17,123,633 – 17,123,633
Short-Term Investment 47,336,834 – – 47,336,834
Total $ 551,251,543 $ 17,123,633 $ – $ 568,375,176
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 58,664,447 $ – $ – $ 58,664,447
Investment Companies 389,925,812 – – 389,925,812
Repurchase Agreements – 12,266,007 – 12,266,007
Short-Term Investment 55,518,169 – – 55,518,169
Total $ 504,108,428 $ 12,266,007 $ – $ 516,374,435
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 85,955,098 $ – $ – $ 85,955,098
Investment Companies 1,035,682,195 – – 1,035,682,195
Repurchase Agreements – 10,548,253 – 10,548,253
Short-Term Investment 90,875,481 – – 90,875,481
Total $ 1,212,512,774 $ 10,548,253 $ – $ 1,223,061,027
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 71,459,498 $ – $ – $ 71,459,498
Investment Companies 1,023,510,365 – – 1,023,510,365
Repurchase Agreements – 44,360,060 – 44,360,060
Short-Term Investment 27,246,414 – – 27,246,414
Total $ 1,122,216,277 $ 44,360,060 $ – $ 1,166,576,337

94 - Notes to Financial Statements - December 31, 2023 - Investor Destinations Funds
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2023, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Investor Destinations Managed Growth & Income and Investor Destinations
Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, each Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,285,578 $ – $ – $ 27,285,578
Futures Contracts# 3,191,945 – – 3,191,945
Investment Companies 335,417,414 – – 335,417,414
Repurchase Agreements – 13,095,795 – 13,095,795
Short-Term Investment 31,344,593 – – 31,344,593
Total $ 397,239,530 $ 13,095,795 $ – $ 410,335,325
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 61,738,887 $ – $ – $ 61,738,887
Futures Contracts# 9,967,313 – – 9,967,313
Investment Companies 868,926,685 – – 868,926,685
Repurchase Agreements – 12,785,600 – 12,785,600
Short-Term Investment 49,488,991 – – 49,488,991
Total $ 990,121,876 $ 12,785,600 $ – $ 1,002,907,476
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Investor Destinations Funds - December 31, 2023 - Notes to Financial Statements - 95
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2023:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2023:
Investor Destinations Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 3,191,945
Total $ 3,191,945
Investor Destinations Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 9,967,313
Total $ 9,967,313
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (3,767,816)
Total $ (3,767,816)
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (19,140,816)
Total $ (19,140,816)

96 - Notes to Financial Statements - December 31, 2023 - Investor Destinations Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2023:
(d) Securities Lending
During the year ended December 31, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 2,130,561
Total $ 2,130,561
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 8,710,695
Total $ 8,710,695
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 31,088,742
Average Notional Balance Short $ 11,050,478
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 112,594,336
Average Notional Balance Short $ 49,709,287

Investor Destinations Funds - December 31, 2023 - Notes to Financial Statements - 97
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the year ended December 31, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Aggressive $ 1,650,825
Investor Destinations Moderately Aggressive 19,963,680
Investor Destinations Moderate 23,039,872
Investor Destinations Moderately Conservative 17,123,633
Investor Destinations Conservative 12,266,007
Investor Destinations Balanced 10,548,253
Investor Destinations Capital Appreciation 44,360,060
Investor Destinations Managed Growth & Income 13,095,795
Investor Destinations Managed Growth 12,785,600
As of December 31, 2023, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 5.40%, dated 12/29/2023, due 1/2/2024, repurchase price $ 146,982,433, collateralized by U.S.
Government Agency Securities, ranging from 0.38% - 28.14%, maturing 10/15/2024 - 11/20/2073; total market value
$149,832,183.

98 - Notes to Financial Statements - December 31, 2023 - Investor Destinations Funds
As of December 31, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Citi Global Market, Inc., 5.31%, dated 12/29/2023, due 1/2/2024, repurchase price $ 100,059,000, collateralized by U.S.
Government Treasury Securities, 0.38%, maturing 4/15/2024 - 1/31/2026; total market value $102,000,081.
Pershing LLC, 5.33%, dated 12/29/2023, due 1/2/2024, repurchase price $234,398,780, collateralized by U.S. Government
Agency Securities, ranging from 0.27% - 8.00%, maturing 2/15/2024 - 10/20/2073; total market value $238,945,247.
Santander US Capital Markets, 5.38%, dated 12/29/2023, due 1/2/2024, repurchase price $99,059,180, collateralized by U.S.
Government Agency Securities, ranging from 2.00% - 7.19%, maturing 6/1/2024 - 8/20/2071; total market value $101,040,364.
Investor Destinations Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,650,825 $ – $ 1,650,825 $ (1,650,825) $ –
Total $ 1,650,825 $ – $ 1,650,825 $ (1,650,825) $ –
Investor Destinations Moderately Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 7,963,680 $ – $ 7,963,680 $ (7,963,680) $ –
Citi Global Market,
Inc. 12,000,000 – 12,000,000 (12,000,000) –
Total $ 19,963,680 $ – $ 19,963,680 $ (19,963,680) $ –

Investor Destinations Funds - December 31, 2023 - Notes to Financial Statements - 99
Investor Destinations Moderate
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,039,872 $ – $ 1,039,872 $ (1,039,872) $ –
Citi Global Market,
Inc. 15,000,000 – 15,000,000 (15,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Santander US Capital
Markets 5,000,000 – 5,000,000 (5,000,000) –
Total $ 23,039,872 $ – $ 23,039,872 $ (23,039,872) $ –
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 123,633 $ – $ 123,633 $ (123,633) $ –
Citi Global Market,
Inc. 5,000,000 – 5,000,000 (5,000,000) –
Santander US Capital
Markets 12,000,000 – 12,000,000 (12,000,000) –
Total $ 17,123,633 $ – $ 17,123,633 $ (17,123,633) $ –

100 - Notes to Financial Statements - December 31, 2023 - Investor Destinations Funds
Investor Destinations Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 7,266,007 $ – $ 7,266,007 $ (7,266,007) $ –
Santander US Capital
Markets 5,000,000 – 5,000,000 (5,000,000) –
Total $ 12,266,007 $ – $ 12,266,007 $ (12,266,007) $ –
Investor Destinations Balanced
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,548,253 $ – $ 5,548,253 $ (5,548,253) $ –
Santander US Capital
Markets 5,000,000 – 5,000,000 (5,000,000) –
Total $ 10,548,253 $ – $ 10,548,253 $ (10,548,253) $ –
Investor Destinations Capital Appreciation
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 9,360,060 $ – $ 9,360,060 $ (9,360,060) $ –
Citi Global Market,
Inc. 20,000,000 – 20,000,000 (20,000,000) –
Santander US Capital
Markets 15,000,000 – 15,000,000 (15,000,000) –
Total $ 44,360,060 $ – $ 44,360,060 $ (44,360,060) $ –

Investor Destinations Funds - December 31, 2023 - Notes to Financial Statements - 101
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2023 are primarily attributable to non-taxable distributions and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of
Investor Destinations Managed Growth & Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 3,095,795 $ – $ 3,095,795 $ (3,095,795) $ –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 13,095,795 $ – $ 13,095,795 $ (13,095,795) $ –
Investor Destinations Managed Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 7,785,600 $ – $ 7,785,600 $ (7,785,600) $ –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 12,785,600 $ – $ 12,785,600 $ (12,785,600) $ –
* As of December 31, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

102 - Notes to Financial Statements - December 31, 2023 - Investor Destinations Funds
December 31, 2023 may primarily be attributable to mark-to-market adjustments on futures, outstanding straddle loss deferrals, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2023 were as follows:
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2023, the estimated maximum amounts each Fund may claim as consent dividends for 2023 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Fund Capital
Total
Distributable
Earnings (Loss)
Investor Destinations Aggressive $ 3,430,649 $ (3,430,649)
Investor Destinations Moderately Aggressive 9,942,821 (9,942,821)
Investor Destinations Moderate 21,909,445 (21,909,445)
Investor Destinations Moderately Conservative 9,327,552 (9,327,552)
Investor Destinations Conservative 10,245,374 (10,245,374)
Investor Destinations Balanced 16,315,801 (16,315,801)
Investor Destinations Capital Appreciation 11,772,511 (11,772,511)
Investor Destinations Managed Growth & Income 5,579,815 (5,579,815)
Investor Destinations Managed Growth 12,356,082 (12,356,082)
Fund
Ordinary Distribution
Available for Consent
Dividend
Investor Destinations Aggressive $ 2,524,095
Investor Destinations Moderately Aggressive 8,787,836
Investor Destinations Moderate 24,601,366
Investor Destinations Moderately Conservative 10,813,789
Investor Destinations Conservative 12,820,512
Investor Destinations Balanced 19,786,450
Investor Destinations Capital Appreciation 11,701,563
Investor Destinations Managed Growth & Income 7,390,236
Investor Destinations Managed Growth 15,547,105

Investor Destinations Funds - December 31, 2023 - Notes to Financial Statements - 103
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Investor Destinations Managed Growth &
Income and Investor Destinations Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2023, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $55,863 during the year ended December 31, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13%
Investor Destinations Moderate All assets 0.13%
Investor Destinations Moderately Conservative All assets 0.13%
Investor Destinations Conservative All assets 0.13%
Investor Destinations Balanced All assets 0.13%
Investor Destinations Capital Appreciation All assets 0.13%
Investor Destinations Managed Growth & Income All assets 0.15%
Investor Destinations Managed Growth All assets 0.15%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.13
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28
Investor Destinations Managed Growth & Income All Classes 0.15
Investor Destinations Managed Growth All Classes 0.16

104 - Notes to Financial Statements - December 31, 2023 - Investor Destinations Funds
million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2023, NFM earned an aggregate of $2,035,115 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2023, the Funds' aggregate portion of such costs amounted to $34,416.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount Total
Investor Destinations Managed Growth & Income $ 251,339 $ 221,646 $ 195,830 $ 668,815
Investor Destinations Managed Growth 382,225 352,955 301,658 1,036,838
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Investor Destinations Funds - December 31, 2023 - Notes to Financial Statements - 105
For the year ended December 31, 2023, the effective rates for administrative services fees were as follows:
N/A - Not applicable.
For the year ended December 31, 2023, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the year ended December 31, 2023 were as follows:
Fund Class I Class II
Investor Destinations Aggressive N/A 0.15%
Investor Destinations Moderately Aggressive N/A 0.15
Investor Destinations Moderate N/A 0.15
Investor Destinations Moderately Conservative N/A 0.15
Investor Destinations Conservative N/A 0.15
Investor Destinations Balanced N/A 0.15
Investor Destinations Capital Appreciation N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15
Fund Amount
Investor Destinations Aggressive $ 452,835
Investor Destinations Moderately Aggressive 1,278,693
Investor Destinations Moderate 2,703,610
Investor Destinations Moderately Conservative 838,715
Investor Destinations Conservative 781,431
Investor Destinations Balanced 1,804,250
Investor Destinations Capital Appreciation 1,632,241
Investor Destinations Managed Growth & Income 616,958
Investor Destinations Managed Growth 1,542,624
Investor Destinations Aggressive
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,648,404 — 37,100,180 (593,230) (17,275) 2,219,892 38,709,567 206,160 —
Nationwide Multi-Cap
Portfolio, Class R6 ** 11,020,612 175,768,361 6,321,291 (72,347,757) (13,039,256) 53,618,512 150,321,151 — —
NVIT Emerging Markets
Fund, Class Y – 23,150,060 2,357,845 (25,179,925) (6,164,406) 5,836,426 — 294,286 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,093,950 — 23,439,189 — — 1,405,228 24,844,417 88,096 —
NVIT International Index
Fund, Class Y 7,219,388 55,686,981 18,511,643 (6,456,556) (35,000) 8,746,253 76,453,321 1,939,574 —
NVIT Mid Cap Index Fund,
Class Y 1,533,005 29,821,119 4,279,924 (8,057,968) (800,843) 3,731,556 28,973,788 375,929 1,380,001
NVIT Small Cap Index Fund,
Class Y 163,010 2,653,754 109,718 (1,775,947) 72,345 253,995 1,313,865 17,429 7,271
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 1,592,577 12,584,115 2,506,687 (1,052,678) (235,276) 594,044 14,396,892 561,145 —
NVIT Bond Index Fund,
Class Y 2,395,465 11,926,836 11,644,613 (1,767,279) (380,147) 614,256 22,038,279 599,924 —
Total 311,591,226 106,271,090 (117,231,340) (20,599,858) 77,020,162 357,051,280 4,082,543 1,387,272

106 - Notes to Financial Statements - December 31, 2023 - Investor Destinations Funds
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 9,022,032 — 94,117,704 (3,767,257) (113,814) 5,487,127 95,723,760 510,676 —
Nationwide Multi-Cap
Portfolio, Class R6 ** 26,855,038 465,513,984 3,881,521 (207,567,137) (36,789,907) 141,264,252 366,302,713 — —
NVIT Emerging Markets
Fund, Class Y – 51,869,257 2,729,246 (54,055,712) (12,654,957) 12,112,166 — 620,264 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 6,455,780 — 48,907,788 — — 2,932,124 51,839,912 183,820 —
NVIT International Index
Fund, Class Y 16,718,887 144,244,170 32,497,196 (21,276,421) 565,289 21,022,775 177,053,009 4,478,975 —
NVIT Mid Cap Index Fund,
Class Y 2,597,833 55,766,593 5,455,498 (17,429,534) (33,938) 5,340,429 49,099,048 637,862 2,375,657
NVIT Small Cap Index Fund,
Class Y 177,948 1,265,079 27,492 (40,089) 2,303 179,476 1,434,261 19,030 7,951
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 5,405,691 44,460,383 6,056,428 (2,877,831) (585,293) 1,813,763 48,867,450 1,947,961 —
NVIT Bond Index Fund,
Class Y 15,687,447 104,206,976 50,750,555 (12,898,959) (2,647,586) 4,913,523 144,324,509 4,050,489 —
Total 867,326,442 244,423,428 (319,912,940) (52,257,903) 195,065,635 934,644,662 12,449,077 2,383,608
Investor Destinations Moderate
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 14,135,983 — 148,451,202 (6,904,876) (160,694) 8,597,150 149,982,782 800,588 —
Nationwide Multi-Cap
Portfolio, Class R6 ** 41,463,916 750,763,170 753,545 (352,124,653) (62,432,654) 228,608,409 565,567,817 (273,700) —
NVIT Emerging Markets
Fund, Class Y – 87,157,928 960,025 (87,306,153) (21,235,802) 20,424,002 — 960,025 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 10,048,668 — 76,126,838 — — 4,563,963 80,690,801 286,123 —
NVIT International Index
Fund, Class Y 20,704,855 227,254,283 5,852,176 (44,662,557) 5,140,177 25,680,334 219,264,413 5,543,286 —
NVIT Mid Cap Index Fund,
Class Y 1,898,794 36,258,399 2,213,455 (5,743,377) (422,841) 3,581,564 35,887,200 466,202 1,735,452
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 14,546,806 127,835,107 7,286,973 (7,087,398) (1,449,252) 4,917,696 131,503,126 5,310,313 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 847,240 7,204,717 456,986 (12,223) (2,629) (38,638) 7,608,213 315,533 —
NVIT Bond Index Fund,
Class Y 46,197,782 362,070,671 80,113,520 (25,068,196) (5,333,100) 13,236,696 425,019,591 12,006,589 —
NVIT Loomis Short Term
Bond Fund, Class Y 3,738,589 35,873,308 2,471,059 (2,985,686) (206,617) 925,315 36,077,379 1,414,410 —
Total 1,634,417,583 324,685,779 (531,895,119) (86,103,412) 310,496,491 1,651,601,322 26,829,369 1,735,452
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,643,594 — 28,231,496 (1,768,538) (21,934) 1,607,510 28,048,534 149,943 —
Nationwide Multi-Cap
Portfolio, Class R6 ** 7,536,932 151,594,650 2,502,048 (83,985,941) (15,219,478) 47,912,474 102,803,753 (239,194) —

Investor Destinations Funds - December 31, 2023 - Notes to Financial Statements - 107
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Emerging Markets
Fund, Class Y – 9,100,038 94,455 (9,129,204) (2,236,465) 2,171,176 — 94,455 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 985,114 — 7,463,044 — — 447,425 7,910,469 28,050 —
NVIT International Index
Fund, Class Y 3,835,536 45,206,048 1,037,431 (11,695,591) 1,517,676 4,552,758 40,618,322 1,035,305 —
NVIT Mid Cap Index Fund,
Class Y 461,900 9,619,964 829,804 (2,556,758) (185,650) 1,022,552 8,729,912 113,409 422,216
NVIT Small Cap Index Fund,
Class Y 357,035 3,036,345 62,469 (620,902) 12,430 387,363 2,877,705 38,179 15,946
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 5,609,792 52,378,472 2,950,204 (5,989,506) (1,098,896) 2,472,243 50,712,517 2,090,062 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,836,288 17,334,947 781,083 (1,539,040) (140,484) 53,362 16,489,868 712,500 —
NVIT Bond Index Fund,
Class Y 17,486,164 148,536,190 26,893,972 (17,891,637) (3,487,555) 6,821,740 160,872,710 4,534,788 —
NVIT Loomis Short Term
Bond Fund, Class Y 3,080,621 31,648,159 1,554,708 (4,111,190) (361,645) 997,962 29,727,994 1,165,483 —
Total 468,454,813 72,400,714 (139,288,307) (21,222,001) 68,446,565 448,791,784 9,722,980 438,162
Investor Destinations Conservative
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,258,968 — 13,830,841 (1,233,723) (7,806) 768,341 13,357,653 71,522 —
Nationwide Multi-Cap
Portfolio, Class R6 ** 3,898,171 76,029,868 6,658,157 (45,855,323) (8,074,742) 24,413,093 53,171,053 15,747 —
NVIT Emerging Markets
Fund, Class Y – 8,307,866 499,235 (8,798,426) (1,241,378) 1,232,703 — 83,013 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 874,534 — 6,647,525 (22,759) 542 397,201 7,022,509 24,901 —
NVIT International Index
Fund, Class Y 1,655,375 20,559,256 621,709 (6,405,324) 876,306 1,878,469 17,530,416 443,403 —
NVIT Mid Cap Index Fund,
Class Y 24,329 535,653 28,790 (150,088) 18,449 27,011 459,815 5,974 22,277
NVIT Small Cap Index Fund,
Class Y 63,285 575,746 10,199 (148,983) 23,446 49,666 510,074 6,769 2,832
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 6,292,628 60,122,693 3,110,711 (7,911,270) (1,407,900) 2,971,124 56,885,358 2,382,485 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,806,212 27,474,207 1,235,472 (3,373,492) (311,334) 174,930 25,199,783 1,104,669 —
NVIT Bond Index Fund,
Class Y 18,592,739 166,909,755 25,578,576 (25,274,717) (4,833,384) 8,672,972 171,053,202 4,760,450 —
NVIT Loomis Short Term
Bond Fund, Class Y 4,635,850 49,288,248 2,784,677 (8,312,289) (670,718) 1,646,031 44,735,949 1,753,868 —
Total 409,803,292 61,005,892 (107,486,394) (15,628,519) 42,231,541 389,925,812 10,652,801 25,109
Investor Destinations Balanced
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 7,470,476 — 79,053,499 (4,279,111) (55,110) 4,542,475 79,261,753 423,499 —

108 - Notes to Financial Statements - December 31, 2023 - Investor Destinations Funds
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 22,149,035 406,908,650 445,405 (195,208,748) (34,546,316) 124,513,841 302,112,832 (360,563) —
NVIT Emerging Markets
Fund, Class Y – 44,979,753 485,858 (45,084,282) (11,105,338) 10,724,009 — 485,858 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 5,030,361 — 38,109,082 — — 2,284,719 40,393,801 143,233 —
NVIT International Index
Fund, Class Y 10,852,957 122,344,628 2,905,726 (26,854,754) 1,944,427 14,592,790 114,932,817 2,905,726 —
NVIT Mid Cap Index Fund,
Class Y 1,129,125 22,403,410 1,310,845 (4,356,950) (333,989) 2,317,150 21,340,466 277,264 1,033,581
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 10,882,045 96,938,144 4,658,675 (5,820,455) (1,184,152) 3,781,477 98,373,689 4,005,477 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 557,483 4,780,481 262,627 (9,706) (2,288) (24,914) 5,006,200 208,506 —
NVIT Bond Index Fund,
Class Y 35,543,468 287,973,521 53,870,195 (21,203,337) (4,440,268) 10,799,791 326,999,902 9,228,282 —
NVIT Loomis Short Term
Bond Fund, Class Y 4,897,485 47,605,383 2,857,708 (4,161,437) (356,465) 1,315,546 47,260,735 1,852,852 —
Total 1,033,933,970 183,959,620 (306,978,780) (50,079,499) 174,846,884 1,035,682,195 19,170,134 1,033,581
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 9,796,432 — 102,834,837 (4,718,983) (132,494) 5,956,785 103,940,145 554,837 —
Nationwide Multi-Cap
Portfolio, Class R6 ** 29,036,714 511,926,535 — (229,921,947) (40,831,978) 154,888,165 396,060,775 (160,684) —
NVIT Emerging Markets
Fund, Class Y – 51,427,582 578,197 (51,461,242) (14,286,385) 13,741,848 — 578,197 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 6,102,922 — 46,251,787 (16,969) (217) 2,771,861 49,006,462 173,773 —
NVIT International Index
Fund, Class Y 14,615,178 155,723,965 3,912,705 (26,153,773) 3,580,814 17,711,021 154,774,732 3,913,301 —
NVIT Mid Cap Index Fund,
Class Y 1,620,963 30,336,874 1,880,768 (4,231,035) (135,343) 2,784,928 30,636,192 398,014 1,482,754
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 6,201,216 53,877,813 3,116,448 (2,386,019) (494,738) 1,945,486 56,058,990 2,258,941 —
NVIT Bond Index Fund,
Class Y 22,986,942 173,969,813 46,782,757 (12,988,172) (2,792,029) 6,507,498 211,479,867 5,975,019 —
NVIT Loomis Short Term
Bond Fund, Class Y 2,233,492 21,167,064 1,740,558 (1,780,762) (146,821) 573,163 21,553,202 844,991 —
Total 998,429,646 207,098,057 (333,658,902) (55,239,191) 206,880,755 1,023,510,365 14,536,389 1,482,754
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,172,452 — 25,601,951 (3,903,894) 27,317 1,324,346 23,049,720 125,518 —
Nationwide Multi-Cap
Portfolio, Class R6 ** 6,788,632 129,598,558 1,345,400 (66,911,555) (11,611,537) 40,176,072 92,596,938 (114,118) —
NVIT Emerging Markets
Fund, Class Y – 14,028,337 288,297 (14,181,217) (2,599,638) 2,464,221 — 153,842 —

Investor Destinations Funds - December 31, 2023 - Notes to Financial Statements - 109
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,522,278 — 12,244,004 (722,770) 11,133 691,526 12,223,893 43,691 —
NVIT International Index
Fund, Class Y 3,397,998 44,709,355 1,399,101 (16,090,172) 1,138,560 4,827,956 35,984,800 918,440 —
NVIT Mid Cap Index Fund,
Class Y 325,260 6,952,602 501,236 (1,868,982) (191,866) 754,433 6,147,423 81,355 338,891
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 3,477,217 30,215,927 4,108,949 (3,734,795) (673,769) 1,517,727 31,434,039 1,253,087 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 170,423 1,490,005 235,830 (186,739) (40,601) 31,907 1,530,402 63,450 —
NVIT Bond Index Fund,
Class Y 12,727,799 89,474,591 37,668,768 (12,063,412) (2,332,664) 4,348,470 117,095,753 3,306,342 —
NVIT Loomis Short Term
Bond Fund, Class Y 1,591,134 14,834,378 2,429,972 (2,209,459) (165,713) 465,268 15,354,446 606,788 —
Total 331,303,753 85,823,508 (121,872,995) (16,438,778) 56,601,926 335,417,414 6,438,395 338,891
Investor Destinations Managed Growth
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 6,785,584 — 78,433,942 (10,612,526) 44,327 4,129,304 71,995,047 391,308 —
Nationwide Multi-Cap
Portfolio, Class R6 ** 21,244,823 391,186,589 1,016,570 (189,066,460) (33,041,204) 119,683,891 289,779,386 (140,158) —
NVIT Emerging Markets
Fund, Class Y – 44,123,746 586,513 (44,243,117) (8,972,282) 8,505,140 — 491,373 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 4,979,051 — 38,830,010 (1,131,449) 20,191 2,263,029 39,981,781 142,828 —
NVIT International Index
Fund, Class Y 10,083,687 128,027,553 3,035,934 (41,439,673) 2,961,759 14,200,676 106,786,249 2,723,661 —
NVIT Mid Cap Index Fund,
Class Y 898,446 18,463,214 1,187,976 (4,173,231) (431,302) 1,933,970 16,980,627 224,120 914,261
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 7,543,721 64,687,967 10,185,265 (8,489,801) (1,542,437) 3,354,247 68,195,241 2,689,187 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 418,356 3,645,368 618,314 (485,131) (105,287) 83,575 3,756,839 155,451 —
NVIT Bond Index Fund,
Class Y 27,441,506 183,190,591 91,646,851 (26,461,443) (5,068,555) 9,154,408 252,461,852 7,114,397 —
NVIT Loomis Short Term
Bond Fund, Class Y 1,967,841 18,147,094 3,147,492 (2,668,472) (200,630) 564,179 18,989,663 750,125 —
Total 851,472,122 228,688,867 (328,771,303) (46,335,420) 163,872,419 868,926,685 14,542,292 914,261
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
**
Non-income producing security.

110 - Notes to Financial Statements - December 31, 2023 - Investor Destinations Funds
date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the year ended December 31, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2023, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended December 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 109,233,253 $ 117,640,281
Investor Destinations Moderately Aggressive 247,997,496 322,671,273
Investor Destinations Moderate 331,401,768 536,139,124
Investor Destinations Moderately Conservative 74,975,807 146,133,337
Investor Destinations Conservative 64,335,767 114,831,261
Investor Destinations Balanced 188,695,352 313,161,446
Investor Destinations Capital Appreciation 210,459,820 336,821,138
Investor Destinations Managed Growth & Income 87,816,275 124,398,037
Investor Destinations Managed Growth 234,041,520 332,497,355
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destinations Funds - December 31, 2023 - Notes to Financial Statements - 111
9. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 244 $ 3,943,872 $ 3,944,116 $ – $ 3,944,116
Investor Destinations Moderately Aggressive 635 10,189,808 10,190,443 – 10,190,443
Investor Destinations Moderate – – – – –
Investor Destinations Moderately
Conservative – – – – –
Investor Destinations Conservative – – – – –
Investor Destinations Balanced – – – – –
Investor Destinations Capital Appreciation 993 1,053,077 1,054,070 – 1,054,070
Investor Destinations Managed Growth &
Income – – – – –
Investor Destinations Managed Growth – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 3,313,140 $ 87,932,067 $ 91,245,207 $ – $ 91,245,207
Investor Destinations Moderately Aggressive 1,197,119 329,475,043 330,672,162 – 330,672,162
Investor Destinations Moderate 1,805,384 596,352,449 598,157,833 – 598,157,833
Investor Destinations Moderately
Conservative 167,072 113,370,828 113,537,900 – 113,537,900
Investor Destinations Conservative 13,949 42,775,557 42,789,506 – 42,789,506
Investor Destinations Balanced 404 270,296,373 270,296,777 – 270,296,777
Investor Destinations Capital Appreciation 1,594,837 400,671,297 402,266,134 – 402,266,134
Investor Destinations Managed Growth &
Income 273 46,509,256 46,509,529 – 46,509,529
Investor Destinations Managed Growth 566 188,296,865 188,297,431 – 188,297,431
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

112 - Notes to Financial Statements - December 31, 2023 - Investor Destinations Funds
As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2023, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2023.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Investor Destinations Aggressive $ 2,524,095 $ – $ 2,524,095 $ – $ (18,656,205) $ 7,863,167 $ (8,268,943)
Investor Destinations Moderately
Aggressive 8,787,836 – 8,787,836 – (48,139,418) 3,218,358 (36,133,224)
Investor Destinations Moderate 24,601,366 – 24,601,366 – (101,245,977) (52,448,508) (129,093,119)
Investor Destinations Moderately
Conservative 10,813,789 – 10,813,789 – (22,268,211) (31,136,326) (42,590,748)
Investor Destinations Conservative 12,820,512 – 12,820,512 – (16,383,545) (41,281,237) (44,844,270)
Investor Destinations Balanced 19,786,450 – 19,786,450 – (58,603,743) (40,713,963) (79,531,256)
Investor Destinations Capital
Appreciation 11,701,563 – 11,701,563 – (53,933,515) 2,997,827 (39,234,125)
Investor Destinations Managed
Growth & Income 7,390,236 – 7,390,236 – (27,009,161) (14,227,141) (33,846,066)
Investor Destinations Managed
Growth 15,547,105 – 15,547,105 – (76,019,920) (29,603,940) (90,076,755)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 364,161,071 $ 20,630,342 $ (12,767,175) $ 7,863,167
Investor Destinations Moderately Aggressive 1,004,882,804 54,317,818 (51,099,460) 3,218,358
Investor Destinations Moderate 1,938,181,403 87,876,309 (140,324,817) (52,448,508)
Investor Destinations Moderately Conservative 599,511,502 19,014,061 (50,150,387) (31,136,326)
Investor Destinations Conservative 557,655,672 11,974,722 (53,255,959) (41,281,237)
Investor Destinations Balanced 1,263,774,990 48,420,115 (89,134,078) (40,713,963)
Investor Destinations Capital Appreciation 1,163,578,510 73,737,298 (70,739,471) 2,997,827
Investor Destinations Managed Growth & Income 420,806,288 13,145,127 (23,616,090) (10,470,963)
Investor Destinations Managed Growth 1,021,090,834 34,524,517 (52,707,875) (18,183,358)
Fund Amount
Investor Destinations Aggressive $ (18,656,205)
Investor Destinations Moderately Aggressive (48,139,418)
Investor Destinations Moderate (101,245,977)
Investor Destinations Moderately Conservative (22,268,211)
Investor Destinations Conservative (16,383,545)
Investor Destinations Balanced (58,603,743)
Investor Destinations Capital Appreciation (53,933,515)
Investor Destinations Managed Growth & Income (27,009,161)
Investor Destinations Managed Growth (76,019,920)

Investor Destinations Funds - December 31, 2023 - Report of Independent Registered Public Accounting Firm - 113
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations
Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT
Investor Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations
Managed Growth & Income Fund and NVIT Investor Destinations Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Investor
Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor
Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth &
Income Fund and NVIT Investor Destinations Managed Growth Fund (nine of the funds constituting Nationwide Variable Insurance
Trust, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31,
2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

114 - Supplemental Information - December 31, 2023 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderately Conservative Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and any Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i)
by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at, each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the
Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.

Investor Destinations Funds - December 31, 2023 (Unaudited) - Supplemental Information - 115
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2023 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information.  The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel.  At the Trustees’ regular quarterly meeting in December 2023, the Trustees met to give final consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and any Sub-Adviser.
• The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser (if applicable); reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.
• The Adviser’s and any Sub-Adviser’s personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment processes; the Adviser’s risk assessment and risk management capabilities;
and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Adviser (if applicable).
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ performance universes over various time periods.
The Trustees considered that, although each Fund other than NVIT Investor Destinations Managed Growth & Income Fund and
NVIT Investor Destinations Managed Growth Fund was shown to pay actual management fees higher than its peer group median, each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level lower than the Fund’s peer group median. The
Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services (including as between a fund-of-funds and its underlying funds) within such structures.  The Trustees considered that the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
With respect to NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderately Aggressive Fund,
and NVIT Investor Destinations Moderate Fund, the Trustees noted that each Fund was shown to have experienced three-year performance for the period ended June 30, 2023 above its performance universe median. The Trustees noted that each remaining
Fund was shown to have experienced three-year performance for the period ended June 30, 2023 below its performance universe median.

116 - Supplemental Information - December 31, 2023 (Unaudited) - Investor Destinations Funds
With respect to NVIT Investor Destinations Aggressive Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023.
With respect to NVIT Investor Destinations Balanced Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2023.
With respect to NVIT Investor Destinations Capital Appreciation Fund, the Trustees noted that the Fund had experienced three-
year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023.
With respect to NVIT Investor Destinations Conservative Fund and NVIT Investor Destinations Moderately Conservative Fund,
the Trustees noted that each Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that the investment performance for each Fund had improved to the fourth quintile of its performance universe for the one-year period ended June 30, 2023. As to these two Funds, and the other NVIT Investor Destination Funds generally, the Trustees considered the Adviser’s statements that the Funds underperformed due to a number of factors, including asset allocations within the Funds, such as underweight exposures to non-U.S. equity and the performance of the specific underlying funds in which the Funds invested. The Trustees considered changes that the Adviser has made to the Funds’ asset allocations and that it expects to make going forward in an effort to improve the Funds’ performance.
With respect to NVIT Investor Destinations Managed Growth & Income Fund, the Trustees noted that, for the periods ended June
30, 2023, the Fund had experienced three-year performance in the fifth quintile of its performance universe, two-year performance in the third quintile of its performance universe, and one-year performance in the fifth quintile of its performance universe. The
Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy may have the effect of causing the Fund to underperform its performance universe under various market conditions including market conditions experienced by the Funds in recent years, but that the overlay is performing as intended.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the
Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Other Federal Tax Information
For the taxable year ended December 31, 2023, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 17 .61%
Investor Destinations Moderately Aggressive 11 .31
Investor Destinations Moderate 5 .12
Investor Destinations Moderately Conservative 2 .76
Investor Destinations Conservative 0 .81
Investor Destinations Balanced 3 .69
Investor Destinations Capital Appreciation 7 .23

Investor Destinations Funds - December 31, 2023 (Unaudited) - Supplemental Information - 117
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2023, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2023, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Investor Destinations Managed Growth & Income 2 .53%
Investor Destinations Managed Growth 3 .89
Fund Amount
Investor Destinations Aggressive $ 3,943,872
Investor Destinations Moderately Aggressive 10,189,808
Investor Destinations Moderate –
Investor Destinations Moderately Conservative –
Investor Destinations Conservative –
Investor Destinations Balanced –
Investor Destinations Capital Appreciation 1,053,077
Investor Destinations Managed Growth & Income –
Investor Destinations Managed Growth –
Fund Amount Per Share
Investor Destinations Aggressive $ 1,227,970 $ 0.0338
Investor Destinations Moderately Aggressive 3,168,532 0.0292
Investor Destinations Moderate 4,328,588 0.0201
Investor Destinations Moderately Conservative 1,029,844 0.0172
Investor Destinations Conservative 413,578 0.0077
Investor Destinations Balanced 2,500,875 0.0270
Investor Destinations Capital Appreciation 2,888,863 0.0322
Investor Destinations Managed Growth & Income 787,957 0.0193
Investor Destinations Managed Growth 2,107,215 0.0206
Fund Amount Per Share
Investor Destinations Aggressive $ 301,312 $ 0.0083
Investor Destinations Moderately Aggressive 687,093 0.0063
Investor Destinations Moderate 897,096 0.0042
Investor Destinations Moderately Conservative 177,999 0.0030
Investor Destinations Conservative 78,234 0.0015
Investor Destinations Balanced 495,894 0.0054
Investor Destinations Capital Appreciation 615,602 0.0069
Investor Destinations Managed Growth & Income 154,293 0.0038
Investor Destinations Managed Growth 439,600 0.0043

Investor Destinations Funds - December 31, 2023 - Management Information - 119
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

120 - Management Information - December 31, 2023 - Investor Destinations Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2023, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

Investor Destinations Funds - December 31, 2023 - Management Information - 121
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

122 - Market Index Definitions - December 31, 2023 - Investor Destinations Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Investor Destinations Funds - December 31, 2023 - Market Index Definitions - 123
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

124 - Market Index Definitions - December 31, 2023 - Investor Destinations Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.

Investor Destinations Funds - December 31, 2023 - Market Index Definitions - 125
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

126 - Market Index Definitions - December 31, 2023 - Investor Destinations Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-ID (2-24)

Annual Report
December 31, 2023
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Blueprint
SM
Managed Growth & Income Fund
NVIT Blueprint
SM
Managed Growth Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/nvit-funds/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024

Message to Investors 1
Fund Commentaries 5
Shareholder Expense Examples 50
Statements of Investments 53
Statements of Assets and Liabilities 62
Statements of Operations 70
Statements of Changes in Net Assets 74
Financial Highlights 86
Notes to Financial Statements 95
Report of Independent Registered Public Accounting Firm 113
Supplemental Information 114
Management Information 119
Market Index Definitions 122

Nationwide Variable Insurance Trust - December 31, 2023 - 1
Message to Investors
Dear Investor,
Over the past year, our business has remained committed to three cardinal principles -
collaboration, excellence, and disciplined leadership - as the guiding forces behind our operations. Despite market volatility, our focus has remained unwaveringly fixed on the business's long-term goals. Our success depends on strong relationships with our employees, management teams, and investors, and we are committed to creating long-term value with them. We operate with a forward-thinking mentality, utilizing innovative strategies to support our clients' long-term objectives. Further, our strong results for 2023 reflected our constant focus on the needs of our investors, the uniqueness and breadth of our services, and our industry expertise. Above all, we recognize that our customers' trust and confidence are vital. Therefore, we work diligently to earn and maintain it through consistent, dependable service.
Macro Commentary
For much of 2023, economic prognostications for 2023 enthralled investors with complex narratives subject to diverse interpretations. Throughout most of the reporting period, some market participants convinced themselves that a soft landing was empirically challenging to pull off, and therefore 2023 would usher in a recession. More specifically, fears of elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve ("Fed"). As such, one of the critical macroeconomic themes during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
As 2023 transpired, investors likely realized the cornucopia of available economic data did not necessarily indicate an impending recession. As such, economic data delivered stronger-than-
expected results, and a positive disinflation trend helped investors realize that the Fed had likely cooled inflation measurably without inducing a recessionary shock to the economy, highlighting the peril of succumbing to overly pessimistic forecasts. Additionally, throughout most of 2023, market participants observed a resilient labor market with job growth that ended the year on a solid note; however, the pace of job gains slowed from the unsustainably high rates recorded in the first quarter of the reporting period. In other words, the foundational elements for a soft landing began to take shape in the latter part of 2023, helping to assuage investor angst that the Fed would remain too restrictive.
Better-than-expected economic data throughout most of the reporting period indicated that the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of
2023 and even into early 2024. During the reporting period, the economic narrative unfolded as an intricate chess match featuring the bond market and the Fed as opposing players. As such, economic data releases became a nuanced battleground where the bond market and the Fed strategically vied for control to shape the narrative around the timing and magnitude of interest rate cuts.
Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross

2 - December 31, 2023 - Nationwide Variable Insurance Trust
domestic product grew 2.2% in the first quarter of 2023, modestly increased by an annualized
2.1% rate in the second quarter and registered a blistering 4.9% annualized growth rate for the third quarter of 2023. Moreover, receding inflation likely boosted consumer spending and resilience, a key theme for 2023. Although consumer spending acted as a tailwind, investors focused on mounting consumer credit card debt and rising delinquencies due to higher financing costs. Nevertheless, lower headline inflation and a strong labor market during the reporting period suggested that healthy real disposable income growth supported consumption, a key driver of economic growth.
For much of 2023, the conversation surrounding inflation has demonstrably shifted; moreover, the pace of price increases eased considerably relative to a year ago; most recently, the
December consumer price index report helped confirm some strategists' conviction that the
Fed was likely done hiking interest rates.
Asset Class
Despite various economic challenges, the equity markets delivered respectable returns during the reporting period. If investors depended solely on economic headlines to make investment decisions, they might have felt discouraged about the market in 2023, just as they did in 2022.
For example, several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P 500
®
Index (S&P
500) started the period with a modest cumulative return of 3.15% between January and March
23, 2023. Likewise, most of the S&P 500's return attribution resulted from multiple expansion.
To illustrate, the S&P 500's blended next twelve months price-to-earnings ratio swelled to over
19x in December from 16x at the beginning of the reporting period.
During most of the reporting period, the narrative revolved around the “Magnificent Seven,”
seven large-cap Technology and Communication Services stocks responsible for a majority of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional banking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets. As such, the Magnificent Seven stocks delivered stunning returns in 2023 and significantly contributed to the massive outperformance of large caps in 2023. As of December
30th, 2023, these seven stocks comprised approximately 28% of the S&P 500 and had a median return of nearly 81% for the reporting period.
Despite some market participants' consternation over poor market breadth during the first half of 2023, the NASDAQ gained a respectable 37% return through July, handily outperforming the
S&P 500 and the Russell 2000
®
Index. Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or something more nefarious, such as a bear market rally. Market participants had varying judgments on distinguishing a new bull market during the reporting period. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak
(on January 1, 2022, for the S&P 500). Despite the debate, on October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on October 12, 2022, up more than
21%. Curiously, the bull market rally that began on October 12, 2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
The equity market's narrowness broadened as the latter half of the reporting period unfolded.
Further, greater participation was a sign that a more solid fundamental backdrop might be forming for the market. Despite this, weaker seasonality in August and September remained a headwind for the market and dampened investor sentiment. Then, toward the last quarter of the reporting period, the market's journey from a somber symphony of dire market sentiment and bearish market positioning during the selloff from July through October orchestrated a crescendo that, come year-end, seamlessly transitioned into a triumphant year-end rally.

Nationwide Variable Insurance Trust - December 31, 2023 - 3
For example, from the October low through year-end, the Russell 2000
®
Index rallied 24% while
the S&P 500 Equal Weight Index surged 18%. The broadening of the rally, in part, the result of the Fed signaling on December 13th that disinflationary trends were sufficient to shift monetary policy toward easing in 2024, was a welcomed development as it gave the bulls confidence that the underlying resilience of the economy might finally shift toward other sectors of the market.
The year-end rally, or as some market participants coined it, the “everything rally,” saw global stock markets rally too, with the MSCI EAFE
®
Index finishing the period with a gain of nearly
18.24%. Likewise, the MSCI Emerging Markets
®
Index gained 9.8%.
Positive economic surprises, sustained disinflation, and Fed cuts lurking in 2024 drove a powerful year-end rally, with U.S. large-cap growth stocks delivering an impressive return in 2023. As such, The Russell 3000
®
Growth Index, relative to the Russell 3000
®
Value Index, had its best year since 1999.
Bond investors have had a challenging reporting period. The Fed remained resolute in quelling inflation, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 114. After languishing during most of the reporting period, returns from fixed-income assets rebounded during the fourth quarter as yields fell, and the Fed signaled its willingness to move toward a more balanced approach to monetary policy.
The well-known spread between the 2-year and 10-year Treasury note yields ("2yr/10yr curve")
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.35%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market.
Moreover, since June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a "bear steepener." Then, the significant drop in the 10-year Treasury yield from 5.0% in mid-October to 3.9% just two months later removed a key overhang for the market, as the decrease in yields was likely the result of inflation easing back toward the Fed's target of 2%, removing the threat of the Fed needing to increase rates. As a result, relaxed financial conditions paved the way for a broad-based recovery of many market sectors that were previously vulnerable to higher rates.
As the market entered the final quarter of 2023, there was a sense of comfort that the Fed had concluded its interest rate hiking cycle. Investors, however, remained cautious about how long monetary policy would remain at restrictive levels - a key debate for the past two years. This apprehension amongst market participants slowly waned when softer inflation rates were reported in the U.S. and Europe, leading investors to believe central banks would begin preemptively cutting interest rates sometime in 2024. Moreover, the December Federal Open
Market Committee meeting, where the latest economic projections indicated that there would be three cuts in 2024, solidified market participants' beliefs that the Fed was no longer willing to risk the potential of overtightening, resulting in a potential policy error. Further, an essential shift in messaging occurred when Chair Powell did not push back on easing financial conditions and the bond market aggressively pricing in rate cuts starting in early 2024. In other words, looser financial conditions make it harder for the Fed to cool the economy and reduce inflation.
Nevertheless, fixed-income markets rallied at the end of the reporting period, bolstered by expectations of interest rate cuts, tightening credit spreads, and weakening dollar-supporting corporate earnings. As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 5.53%
during the reporting period.
During the reporting period, investors faced significant risks that further solidified our belief in the importance of a well-crafted investment plan with a long-term focus. We remain dedicated to our investors and unwavering in our vigilance, seeking to successfully navigate even the most challenging investment environments. Your continued confidence and trust in us are

4 - December 31, 2023 - Nationwide Variable Insurance Trust
appreciated, and we are committed to helping you achieve your financial objectives. Thank you for entrusting us with your investments.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the twelve-month reporting period that ended December 31, 2023:
Index
Annual Total Return
(As of December 31, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 9.09%
Bloomberg
®
Municipal Bond 6.40%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 4.61%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.69%
Bloomberg
®
U.S. Aggregate Bond 5.53%
Bloomberg
®
U.S. Corporate High Yield 13.44%
MSCI
®
EAFE 18.24%
MSCI
®
Emerging Markets 9.83%
MSCI
®
ACWI ex USA 15.62%
Russell 1000
®
Growth 42.68%
Russell 1000
®
Value 11.46%
Russell 2000
®
16.93%
S&P 500
®
26.29%
Nasdaq Composite 44.64%
Russell 3000
®
Growth 41.21%
Russell 3000
®
Value 11.66%
Source: Morningstar

NVIT Blueprint
SM
Aggressive Fund - December 31, 2023 - Fund Commentary - 5
For the annual period ended December 31, 2023, the NVIT Blueprint Aggressive Fund Class II returned 19.54% versus 18.30%
for its benchmark, the Morningstar
®
Aggressive Target Risk Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Aggressive Allocation* (consisting of 55 investments as of December 31, 2023), was 18.84% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying Nationwide Bond Fund, NVIT BNY Mellon Core Plus
Bond Fund, and the NVIT Core Bond Fund, which the funds’ returns registered 5.63%, 7.63%, and 5.36% respectively during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying NVIT GS Large Cap Equity Fund, NVIT U.S. 130/30 Equity Fund, and NVIT GS International Equity Insights Fund
returned 23.31%, 26.17%, and 19.52% respectively, and were the largest relative contributors to the Fund’s return for the period.
The Fund still holds these securities.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Core
Bond Fund. The decision to move equity exposure into a lower tracking error product reduced total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team added a sleeve to the NVIT GS Large Cap Equity Insights Fund and the fund’s name changed to the NVIT GS Large Cap Equity Fund. This new sleeve uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This reduced equities while allowing flows to gradually increase core bond exposure. Over time, this reduced total volatility in the fund-of-funds, while allowing an opportunity for meaningful short-term participation in strong markets.
There were no liquidity events during the reporting period that materially impacted performance, and the Fund did not hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--85%+ Equity to Aggressive Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

6 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Aggressive Fund
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Aggressive Fund - December 31, 2023 - Fund Commentary - 7
Asset Allocation
1
Equity Funds 86.8%
Fixed Income Funds 13.2%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Fund, Class Y 38.1%
NVIT U.S. 130/30 Equity Fund, Class Y 16.4%
NVIT GS International Equity Insights Fund, Class Y 13.5%
NVIT Core Bond Fund, Class Y 7.4%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 7.1%
Nationwide International Small Cap Fund, Class R6 6.5%
NVIT GS Small Cap Equity Insights Fund, Class Y 5.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 4.9%
Nationwide Bond Fund, Class R6 1.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

8 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Aggressive Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
*
Date of
Inception
Class I 19.74% 11.29% 7.38% 3/27/2008
Class II 19.54% 11.17% 7.29% 3/27/2008
Class Y N/A N/A 7.24%
*
9/11/2023
Morningstar
®
Aggressive
Target Risk Index 18.30% 10.72% 7.83%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.11% 1.01%
Class II 1.36% 1.10%
Class Y 0.96% 0.86%
N/A — Not Applicable.
*
Not annualized.
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through September 30, 2024. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Aggressive Fund - December 31, 2023 - Fund Commentary - 9
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Aggressive Fund versus performance
of the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 12/31/23. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Moderately Aggressive Fund
For the annual period ended December 31, 2023, the NVIT Blueprint Moderately Aggressive Fund Class II returned 17.90% versus
15.98% for its benchmark, the Morningstar
®
Moderately Aggressive Target Risk Index. For broader comparison, the return for the
Fund's closest Morningstar peer category, Moderately Aggressive Allocation* (consisting of 141 investments as of December 31,
2023), was 16.25% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the
Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying Nationwide Bond Fund, NVIT Core Bond Fund, and NVIT BNY Mellon Core Plus Bond Fund, which the funds’ returns registered 5.63%, 5.36%, and 7.36% respectively during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying NVIT GS Large Cap Equity Fund, NVIT U.S. 130/30 Equity Fund, and NVIT GS International Equity Insights Fund
returned 23.31%, 26.17%, and 19.52% respectively, and were the largest relative contributors to the Fund’s return for the period.
The Fund still holds these securities.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Core
Bond Fund. The decision to move equity exposure into a lower tracking error product was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team added a sleeve to the NVIT GS Large Cap Equity Insights Fund and the fund’s name was changed to the NVIT GS Large Cap Equity Fund. This new sleeve uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time, this would likely reduce total volatility in the fund-of-funds while also still allowing the funds an opportunity to meaningfully participate in strong markets in the short term.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--70% to 85% Equity to Moderately Aggressive
Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2023 - Fund Commentary - 11
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Moderately Aggressive Fund
Asset Allocation
1
Equity Funds 77.3%
Fixed Income Funds 22.7%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Fund, Class Y 33.5%
NVIT U.S. 130/30 Equity Fund, Class Y 14.6%
NVIT GS International Equity Insights Fund, Class Y 12.2%
NVIT Core Bond Fund, Class Y 10.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 9.9%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.5%
Nationwide International Small Cap Fund, Class R6 5.8%
NVIT GS Small Cap Equity Insights Fund, Class Y 4.6%
Nationwide Bond Fund, Class R6 2.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2023 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
*
Date of
Inception
Class I 18.07% 10.25% 6.84% 3/27/2008
Class II 17.90% 10.14% 6.74% 3/27/2008
Class Y N/A N/A 7.07%
*
9/11/2023
Morningstar
®
Moderately
Aggressive Target Risk
Index 15.98% 9.30% 6.92%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.06% 0.96%
Class II 1.31% 1.05%
Class Y 0.91% 0.81%
N/A — Not Applicable.
*
Not annualized.
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through September 30, 2024. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Moderately Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderately Aggressive Fund versus
performance of the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 12/31/23. Unlike the
Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderate Fund - December 31, 2023 - Fund Commentary - 15
For the annual period ended December 31, 2023, the NVIT Blueprint Moderate Fund Class II returned 14.92% versus 13.22% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Moderate Allocation* (consisting of 374 investments as of December 31, 2023), was 14.35% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the fund’s return were the underlying NVIT DoubleLine Total Return Tactical Fund,
Nationwide Bond Fund, and the NVIT Loomis Short Term Bond Fund, which the funds’ returns registered 6.05%, 5.63%, and
6.11% respectively during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal
Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying NVIT GS Large Cap Equity Fund, NVIT U.S. 130/30 Equity Fund, and NVIT GS International Equity Insights Fund
returned 23.31%, 26.17%, and 19.52% respectively, and were the largest relative contributors to the Fund’s return for the period.
The Fund still holds these securities.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Core
Bond Fund. The decision to move equity exposure into a lower tracking error product was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team added a sleeve to the NVIT GS Large Cap Equity Insights Fund and the fund’s name was changed to the NVIT GS Large Cap Equity Fund. This new sleeve uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time this would likely reduce total volatility in the fund-of-funds while allowing the funds an opportunity to meaningfully participate in strong markets during the short term.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--50% to 70% Equity to Moderate Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

16 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Moderate Fund
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderate Fund - December 31, 2023 - Fund Commentary - 17
Asset Allocation
1
Equity Funds 57.2%
Fixed Income Funds 42.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Fund, Class Y 26.2%
NVIT Core Bond Fund, Class Y 17.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 16.1%
NVIT U.S. 130/30 Equity Fund, Class Y 11.6%
NVIT GS International Equity Insights Fund, Class Y 8.3%
NVIT Loomis Short Term Bond Fund, Class Y 5.8%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.5%
Nationwide International Small Cap Fund, Class R6 3.0%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.5%
Nationwide Bond Fund, Class R6 2.5%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

18 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Moderate Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
*
Date of
Inception
Class I 14.95% 8.02% 5.61% 3/27/2008
Class II 14.92% 7.93% 5.53% 3/27/2008
Class Y N/A N/A 6.40%
*
9/11/2023
Morningstar
®
Moderate
Target Risk Index 13.22% 7.38% 5.72%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.00% 0.90%
Class II 1.25% 0.99%
Class Y 0.85% 0.75%
N/A — Not Applicable.
*
Not annualized.
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through September 30, 2024. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Moderate Fund - December 31, 2023 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderate Fund versus performance of the
Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/23. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Moderately Conservative Fund
For the annual period ended December 31, 2023, the NVIT Blueprint Moderately Conservative Fund Class II returned 11.70%
versus 10.89% for its benchmark, the Morningstar
®
Moderately Conservative Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Moderately Conservative Allocation* (consisting of 163 investments as of
December 31, 2023), was 11.32% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying Nationwide Inflation-Protected Securities Fund,
NVIT DoubleLine Total Return Tactical Fund, and the Nationwide International Small Cap Fund, which the funds’ returns registered
3.78%, 6.05%, and 15.78% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The international small cap space was also challenged by both international names trailed domestic and small caps trailed large cap. The Fund still holds these securities.
The underlying NVIT GS Large Cap Equity Fund, NVIT U.S. 130/30 Equity Fund, and NVIT BNY Mellon Core Plus Bond Fund
returned 23.31%, 26.17%, and 7.63% respectively, and were the largest relative contributors to the Fund’s return for the period.
The Fund still holds these securities.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Core
Bond Fund. The decision to move equity exposure into a lower tracking error product was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team added a sleeve to the NVIT GS Large Cap Equity Insights Fund and the fund’s name was changed to the NVIT GS Large Cap Equity Fund. This new sleeve uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time this would likely reduce total volatility in the fund-of-funds while also still allowing the funds the opportunity to meaningfully participate in strong markets in the short term.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--30% to 50% Equity to Moderately Conservative
Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2023 - Fund Commentary - 21
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Moderately Conservative Fund
Asset Allocation
1
Fixed Income Funds 63.4%
Equity Funds 36.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Core Bond Fund, Class Y 23.3%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 19.4%
NVIT GS Large Cap Equity Fund, Class Y 16.3%
NVIT Loomis Short Term Bond Fund, Class Y 12.6%
NVIT U.S. 130/30 Equity Fund, Class Y 7.6%
NVIT GS International Equity Insights Fund, Class Y 6.6%
Nationwide Bond Fund, Class R6 4.1%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 3.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y 2.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.0%
Other Holdings 3.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2023 - Fund Commentary - 23
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
*
Date of
Inception
Class I 11.88% 5.79% 4.29% 3/27/2008
Class II 11.70% 5.70% 4.19% 3/27/2008
Class Y N/A N/A 5.75%
*
9/11/2023
Morningstar
®
Moderately
Conservative Target Risk
Index 10.89% 5.55% 4.50%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.95% 0.85%
Class II 1.20% 0.94%
Class Y 0.80% 0.70%
N/A — Not Applicable.
*
Not annualized.
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through September 30, 2024. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

24 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Moderately Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderately Conservative Fund versus
performance of the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 12/31/23. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Conservative Fund - December 31, 2023 - Fund Commentary - 25
For the annual period ended December 31, 2023, the NVIT Blueprint Conservative Fund Class II returned 8.83% versus 7.74%
for its benchmark, the Morningstar
®
Conservative Target Risk Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Conservative Allocation* (consisting of 62 investments as of December 31, 2023), was 8.79% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying NVIT GS Small Cap Equity Insights Fund, NVIT
DoubleLine Total Return Tactical Fund, and the Nationwide Inflation-Protected Securities Fund, which the funds’ return registered
19.83%, 6.05%, and 3.78% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. Small caps also struggled as the broad market was led by a concentration of large cap technology companies. The Fund still holds these securities.
The underlying NVIT BNY Mellon Core Plus Bond Fund, NVIT GS Large Cap Equity Fund, and NVIT Core Bond Fund returned
7.63%, 13.31%, and 5.36% respectively, and were the largest relative contributors to the Fund’s return for the period. The Fund still holds these securities.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Core
Bond Fund. The decision to move equity exposure into a lower tracking error product reduced total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team added a sleeve to the NVIT GS Large Cap Equity Insights Fund, and the name of the fund changed to NVIT GS Large Cap Equity Fund. This new sleeve uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time this reduced total volatility in the fund-of-funds while allowing an opportunity for meaningful short-term participation in strong markets.
There were no liquidity events during the reporting period that materially impacted performance, and the Fund did not hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--15% to 30% Equity to Conservative Allocation
so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

26 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Conservative Fund
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Conservative Fund - December 31, 2023 - Fund Commentary - 27
Asset Allocation
1
Fixed Income Funds 81.5%
Equity Funds 18.5%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Core Bond Fund, Class Y 26.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 24.5%
NVIT Loomis Short Term Bond Fund, Class Y 18.1%
NVIT GS Large Cap Equity Fund, Class Y 9.0%
Nationwide Bond Fund, Class R6 5.6%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.0%
NVIT U.S. 130/30 Equity Fund, Class Y 3.8%
NVIT GS International Equity Insights Fund, Class Y 3.7%
NVIT DoubleLine Total Return Tactical Fund, Class Y 2.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 1.5%
NVIT GS Small Cap Equity Insights Fund, Class Y 0.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

28 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Conservative Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
*
Date of
Inception
Class I 8.91% 3.63% 2.93% 3/27/2008
Class II 8.83% 3.53% 2.83% 3/27/2008
Class Y N/A N/A 5.14%
*
9/11/2023
Morningstar
®
Conservative
Target Risk Index 7.74% 3.15% 2.85%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.89% 0.79%
Class II 1.14% 0.88%
Class Y 0.74% 0.64%
N/A — Not Applicable.
*
Not annualized.
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through September 30, 2024. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Conservative Fund - December 31, 2023 - Fund Commentary - 29
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Conservative Fund versus performance
of the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 12/31/23. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

30 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Balanced Fund
For the annual period ended December 31, 2023, the NVIT Blueprint Balanced Fund Class II returned 13.32% versus 13.22% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Moderately Conservative Allocation* (consisting of 163 investments as of December 31, 2023), was 11.32% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying NVIT DoubleLine Total Return Tactical Fund,
Nationwide Bond Portfolio, and Nationwide International Small Cap Fund, which the funds’ returns registered 6.05%, 5.36%, and
15.78% respectively during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal
Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying NVIT GS Large Cap Equity Fund, NVIT U.S. 130/30 Equity Fund, and NVIT GS International Equity Insights Fund
returned 23.31%, 26.17%, and 19.52% respectively, and were the largest relative contributors to the Fund’s return for the period.
The Fund still holds these securities.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Core
Bond Fund. The decision to move equity exposure into a lower tracking error product was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team added a sleeve to the NVIT GS Large Cap Equity Insights Fund and the fund’s name was changed to the NVIT GS Large Cap Equity Fund. This new sleeve uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. This reduced total volatility in the fund-of-funds while allowing the funds an opportunity to meaningfully participate in strong markets for the short term.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--30% to 50% Equity to Moderately Conservative
Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

NVIT Blueprint
SM
Balanced Fund - December 31, 2023 - Fund Commentary - 31
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

32 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Balanced Fund
Asset Allocation
1
Fixed Income Funds 53.0%
Equity Funds 47.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Fund, Class Y 20.6%
NVIT Core Bond Fund, Class Y 20.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 18.2%
NVIT Loomis Short Term Bond Fund, Class Y 9.6%
NVIT U.S. 130/30 Equity Fund, Class Y 9.3%
NVIT GS International Equity Insights Fund, Class Y 8.7%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.0%
Nationwide Bond Fund, Class R6 3.5%
Nationwide International Small Cap Fund, Class R6 2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Blueprint
SM
Balanced Fund - December 31, 2023 - Fund Commentary - 33
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
*
Date of
Inception
Class I 13.40% 6.79% 4.85% 3/27/2008
Class II 13.32% 6.70% 4.75% 3/27/2008
Class Y N/A N/A 6.11%
*
9/11/2023
Morningstar
®
Moderate
Target Risk Index 13.22% 7.38% 5.72%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.97% 0.87%
Class II 1.22% 0.96%
Class Y 0.82% 0.72%
N/A — Not Applicable.
*
Not annualized.
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through September 30, 2024. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

34 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Balanced Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Balanced Fund versus performance of
the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/23. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2023 - Fund Commentary - 35
For the annual period ended December 31, 2023, the NVIT Blueprint Capital Appreciation Fund Class II returned 16.28% versus
13.22% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Moderate Allocation* (consisting of 374 investments as of December 31, 2023), was 14.35% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return for the 12-month period that ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying NVIT DoubleLine Total Return Tactical Fund,
Nationwide Bond Fund, and the NVIT Loomis Short Term Bond Fund, which the funds’ returns registered 6.05%, 5.63% and
6.11% respectively during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal
Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying NVIT GS Large Cap Equity Fund, NVIT U.S. 130/30 Equity Fund and NVIT GS International Equity Insights Fund
returned 23.31%, 26.17%, and 19.52% respectively, and were the largest relative contributors to the Fund’s return for the period.
The Fund still holds these securities.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Core
Bond Fund. The decision to move equity exposure into a lower tracking error product was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team added a sleeve to the NVIT GS Large Cap Equity Insights Fund. With the addition of this sleeve, the fund’s name was changed to the NVIT GS Large Cap Equity Fund. This new sleeve uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time, this will likely reduce total volatility in the fund-of-funds while also still allowing the funds the opportunity to meaningfully participate in strong markets in the short term.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--50% to 70% Equity to Moderate Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

36 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Capital Appreciation Fund
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2023 - Fund Commentary - 37
Asset Allocation
1
Equity Funds 67.3%
Fixed Income Funds 32.7%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Fund, Class Y 31.3%
NVIT Core Bond Fund, Class Y 14.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 12.0%
NVIT U.S. 130/30 Equity Fund, Class Y 11.7%
NVIT GS International Equity Insights Fund, Class Y 9.8%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.3%
Nationwide International Small Cap Fund, Class R6 4.6%
NVIT GS Small Cap Equity Insights Fund, Class Y 3.6%
NVIT Loomis Short Term Bond Fund, Class Y 2.9%
Nationwide Bond Fund, Class R6 2.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

38 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Capital Appreciation Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
*
Date of
Inception
Class I 16.45% 9.01% 6.19% 3/27/2008
Class II 16.28% 8.91% 6.10% 3/27/2008
Class Y N/A N/A 6.72%
*
9/11/2023
Morningstar
®
Moderate
Target Risk Index 13.22% 7.38% 5.72%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.02% 0.92%
Class II 1.27% 1.01%
Class Y 0.87% 0.77%
N/A — Not Applicable.
*
Not annualized.
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through September 30, 2024. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2023 - Fund Commentary - 39
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Capital Appreciation Fund versus
performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/23. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

40 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Managed Growth & Income Fund
For the annual period ended December 31, 2023, the NVIT Blueprint Managed Growth & Income Fund Class II returned 12.49%
versus 13.22% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Tactical Allocation* (consisting of 40 investments as of December 31, 2023), was 12.60% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund seeks a high level of total return through investment in both equity and fixed income securities, consistent with preservation of capital. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the
NVIT Blueprint
SM
Balanced Fund underlying investments (which have a target allocation of 50% equity and 50% fixed income)
and the remaining 5% in a “volatility overlay” sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index, and MSCI EAFE
®
Index. These investments are made in proportion to the
Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 65%
or decrease it to 0% as determined by the quantitative process that controls the overlay.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying NVIT DoubleLine Total Return Tactical Fund,
Nationwide Bond Portfolio, and Nationwide International Small Cap Fund, which the funds’ returns registered 6.05%, 5.36%, and
15.78% respectively during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal
Reserve raised interest rates to combat high inflation. The international small cap space was also challenged by both international names that trailed domestic, and small caps trailed large cap. The Fund still holds these securities.
The underlying NVIT GS Large Cap Equity Fund, NVIT U.S. 130/30 Equity Fund and NVIT GS International Equity Insights Fund
returned 23.31%, 26.17%, and 19.52% respectively, and were the largest relative contributors to the Fund’s return for the period.
The Fund still holds these securities.
Through the volatility overlay sleeve, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index future contracts on the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index, and MSCI EAFE
®
Index as dictated by an algorithm that determines – based on numerous variables – whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2023. Broad market volatility (S&P 500
®
)
ranged between approximately 10% and 20%. The year began on the higher end of the volatility range, but it gradually decreased in the first half of the year, reaching its lowest point in July. This was due to tempering inflation, a skip of interest rate hikes in
June, and strong consumer spending. This provided an opportunity for the algorithm to contribute to performance by increasing equity exposure. At the end of the year, market volatility spiked in October and November due to Israel and Hamas conflict and a downgrade in U.S. debt before quickly decreasing in December. These V-shaped spikes in volatility when struggles occurred and ultimately, the overlay sleeve was a detractor from performance during the reporting period.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Core
Bond Fund. The decision to move equity exposure into a lower tracking error product was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team added a sleeve to the NVIT GS Large Cap Equity Insights Fund, and the fund’s name was changed to the NVIT GS Large Cap Equity Fund. This new sleeve uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time this would likely reduce total volatility in the fund-of-funds while allowing the funds an opportunity to meaningfully participate in strong markets during the short term.
During the period, there were no liquidity events that materially impacted performance.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2023 - Fund Commentary - 41
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
*In second quarter of 2023, Morningstar reevaluated the Fund’s allocation and risk score and updated the peer category from
Allocation--30% to 50% Equity to Tactical Allocation.
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility
Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. NWAM also manages the Volatility Overlay using stock index futures according to Nationwide Funds’ quantitative process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

42 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Managed Growth & Income Fund
Asset Allocation
1
Fixed Income Funds 52.3%
Equity Funds 41.8%
Futures Contracts 0.8%
Other assets in excess of liabilities
§
5.1%
100.0%
Top Holdings
2
NVIT Core Bond Fund, Class Y 22.7%
NVIT GS Large Cap Equity Fund, Class Y 20.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 18.0%
NVIT Loomis Short Term Bond Fund, Class Y 9.8%
NVIT U.S. 130/30 Equity Fund, Class Y 8.6%
NVIT GS International Equity Insights Fund, Class Y 8.0%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 3.8%
Nationwide Bond Fund, Class R6 3.5%
Nationwide International Small Cap Fund, Class R6 2.3%
NVIT GS Small Cap Equity Insights Fund, Class Y 1.8%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.5%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2023 - Fund Commentary - 43
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 12.70% 5.21% 3.74% 4/30/2014
Class II 12.49% 5.00% 3.47% 4/30/2013
Morningstar
®
Moderate
Target Risk Index 13.22% 7.38% 5.72%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.00% 0.83%
Class II 1.25% 1.03%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

44 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Managed Growth & Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Managed Growth & Income Fund versus
performance of the Morningstar
®
Moderate Target Risk Index from inception through 12/31/23. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2023 - Fund Commentary - 45
For the annual period ended December 31, 2023, the NVIT Blueprint Managed Growth Fund Class II returned 12.42% versus
13.22% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Moderate Allocation* (consisting of 374 investments as of December 31, 2023), was 14.35% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Consistent with the preservation of capital, the Fund seeks growth primarily and investment income secondarily. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the NVIT Blueprint
SM
Moderate Fund’s
underlying investments (which have a target allocation of 60% equity and 40% fixed income) and the remaining 5% in a “volatility overlay” sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500
®
Index, S&P Midcap 400
®
Index,
Russell 2000
®
Index, and MSCI EAFE
®
Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 80% or decrease it to 0% as determined by the quantitative process that controls the overlay.
The Fund’s return, for the 12-month period ended December 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that was generally strong during the period.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying NVIT DoubleLine Total Return Tactical Fund,
Nationwide Bond Portfolio, and the NVIT Loomis Short Term Bond Fund, which the funds’ returns registered 6.05%, 5.63%, and
6.11% respectively during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal
Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying NVIT GS Large Cap Equity Fund, NVIT U.S. 130/30 Equity Fund, and NVIT GS International Equity Insights Fund
returned 23.31%, 26.17%, and 19.52% respectively, and were the largest relative contributors to the Fund’s return for the period.
The Fund still holds these securities.
Through the volatility overlay sleeve, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index future contracts on the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index, and MSCI EAFE
®
Index as dictated by an algorithm that determines – based on numerous variables – whether the Fund’s equity exposure should be increased or decreased considering the volatility associated with prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2023. Broad market volatility (S&P 500
®
)
ranged between approximately 10% and 20%. The year began on the higher end of the volatility range, but it gradually decreased until reaching its lowest point in July. This was due to tempering inflation, a skip of interest rate hikes in June, and strong consumer spending. This provided an opportunity for the algorithm to contribute to performance by increasing equity exposure. At the end of the year, market volatility spiked in October and November due to Israel and Hamas conflict and a downgrade in U.S. debt before quickly decreasing in December. These V-shaped spikes in volatility when struggles occurred and ultimately the overlay sleeve was a detractor from performance during the reporting period.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the NVIT Core
Bond Fund. The decision to move equity exposure into a lower tracking error product was made to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team added a sleeve to the NVIT GS Large Cap Equity Insights Fund and the fund’s name was changed to the NVIT GS Large Cap Equity Fund. This new sleeve uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During Q4 2023, the portfolio management team reduced equity targets across the board and increased targets to the NVIT Bond
Index Fund. This was done to reduce equities over time while allowing flows to gradually increase core bond exposure. Over time this would likely reduce total volatility in the fund-of-funds while allowing the funds an opportunity to meaningfully participate in strong markets during the short term.
During the period, there were no liquidity events that materially impacted performance.

46 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Managed Growth Fund
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--50% to 70% Equity to Moderate Allocation so they are more aligned with investors’ risk tolerances.
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility
Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. NWAM also manages the Volatility Overlay using stock index futures according to Nationwide Funds’ quantitative process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2023 - Fund Commentary - 47
Asset Allocation
1
Equity Funds 51.0%
Fixed Income Funds 42.8%
Futures Contracts 1.0%
Other assets in excess of liabilities
§
5.2%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Fund, Class Y 25.7%
NVIT Core Bond Fund, Class Y 19.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 15.9%
NVIT U.S. 130/30 Equity Fund, Class Y 10.8%
NVIT GS International Equity Insights Fund, Class Y 7.7%
NVIT Loomis Short Term Bond Fund, Class Y 5.8%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.2%
Nationwide International Small Cap Fund, Class R6 2.8%
Nationwide Bond Fund, Class R6 2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.3%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.5%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

48 - Fund Commentary - December 31, 2023 - NVIT Blueprint
SM
Managed Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 12.61% 6.58% 4.64% 4/30/2014
Class II 12.42% 6.39% 4.29% 4/30/2013
Morningstar
®
Moderate
Target Risk Index 13.22% 7.38% 5.72%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.02% 0.83%
Class II 1.27% 1.03%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2023 - Fund Commentary - 49
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Managed Growth Fund versus performance
of the Morningstar
®
Moderate Target Risk Index from inception through 12/31/23. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

50 - Shareholder Expense Example - December 31, 2023 - Blueprint Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2023) and continued to hold your shares at the end of the reporting period (December 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2023 through December 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2023 through December 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/23
Ending Account
Value($) 12/31/23
Expenses Paid
During Period ($)
7/1/23 - 12/31/23
(a)
Expense Ratio
During Period (%)
7/1/23 - 12/31/23
(a) (b)
NVIT Blueprint
SM
Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,078.40 1.68 0.32
Hypothetical
(c)(d)
1,000.00 1,023.59 1.63 0.32
Class II Shares
Actual
(c)
1,000.00 1,078.40 2.15 0.41
Hypothetical
(c)(d)
1,000.00 1,023.14 2.09 0.41
Class Y Shares
Actual
(e)
1,000.00 1,071.60 0.57 0.18
Hypothetical
(d)(f)
1,000.00 1,024.30 0.92 0.18
NVIT Blueprint
SM
Moderately Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,074.00 1.57 0.30
Hypothetical
(c)(d)
1,000.00 1,023.69 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 1,073.20 2.04 0.39
Hypothetical
(c)(d)
1,000.00 1,023.24 1.99 0.39
Class Y Shares
Actual
(e)
1,000.00 1,071.60 0.47 0.15
Hypothetical
(d)(f)
1,000.00 1,024.45 0.77 0.15

Blueprint Funds - December 31, 2023 - Shareholder Expense Example - 51
Beginning Account
Value($) 7/1/23
Ending Account
Value($) 12/31/23
Expenses Paid
During Period ($)
7/1/23 - 12/31/23
(a)
Expense Ratio
During Period (%)
7/1/23 - 12/31/23
(a) (b)
NVIT Blueprint
SM
Moderate Fund
Class I Shares
Actual
(c)
1,000.00 1,064.50 1.46 0.28
Hypothetical
(c)(d)
1,000.00 1,023.79 1.43 0.28
Class II Shares
Actual
(c)
1,000.00 1,064.80 1.93 0.37
Hypothetical
(c)(d)
1,000.00 1,023.34 1.89 0.37
Class Y Shares
Actual
(e)
1,000.00 1,064.00 0.47 0.15
Hypothetical
(d)(f)
1,000.00 1,024.45 0.77 0.15
NVIT Blueprint
SM
Moderately Conservative Fund
Class I Shares
Actual
(c)
1,000.00 1,055.60 1.50 0.29
Hypothetical
(c)(d)
1,000.00 1,023.74 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 1,053.80 1.97 0.38
Hypothetical
(c)(d)
1,000.00 1,023.29 1.94 0.38
Class Y Shares
Actual
(e)
1,000.00 1,058.40 0.47 0.15
Hypothetical
(d)(f)
1,000.00 1,024.45 0.77 0.15
NVIT Blueprint
SM
Conservative Fund
Class I Shares
Actual
(c)
1,000.00 1,046.30 1.50 0.29
Hypothetical
(c)(d)
1,000.00 1,023.74 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 1,045.40 1.96 0.38
Hypothetical
(c)(d)
1,000.00 1,023.29 1.94 0.38
Class Y Shares
Actual
(e)
1,000.00 1,051.40 0.47 0.15
Hypothetical
(d)(f)
1,000.00 1,024.45 0.77 0.15
NVIT Blueprint
SM
Balanced Fund
Class I Shares
Actual
(c)
1,000.00 1,059.70 1.51 0.29
Hypothetical
(c)(d)
1,000.00 1,023.74 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 1,059.30 1.97 0.38
Hypothetical
(c)(d)
1,000.00 1,023.29 1.94 0.38
Class Y Shares
Actual
(e)
1,000.00 1,062.00 0.47 0.15
Hypothetical
(d)(f)
1,000.00 1,024.45 0.77 0.15

52 - Shareholder Expense Example - December 31, 2023 - Blueprint Funds
Beginning Account
Value($) 7/1/23
Ending Account
Value($) 12/31/23
Expenses Paid
During Period ($)
7/1/23 - 12/31/23
(a)
Expense Ratio
During Period (%)
7/1/23 - 12/31/23
(a) (b)
NVIT Blueprint
SM
Capital Appreciation Fund
Class I Shares
Actual
(c)
1,000.00 1,069.00 1.46 0.28
Hypothetical
(c)(d)
1,000.00 1,023.79 1.43 0.28
Class II Shares
Actual
(c)
1,000.00 1,068.20 1.93 0.37
Hypothetical
(c)(d)
1,000.00 1,023.34 1.89 0.37
Class Y Shares
Actual
(e)
1,000.00 1,067.20 0.44 0.14
Hypothetical
(d)(f)
1,000.00 1,024.50 0.71 0.14
NVIT Blueprint
SM
Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 1,054.50 1.29 0.25
Hypothetical
(c)(d)
1,000.00 1,023.95 1.28 0.25
Class II Shares
Actual
(c)
1,000.00 1,053.10 2.33 0.45
Hypothetical
(c)(d)
1,000.00 1,022.94 2.29 0.45
NVIT Blueprint
SM
Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 1,056.60 1.14 0.22
Hypothetical
(c)(d)
1,000.00 1,024.10 1.12 0.22
Class II Shares
Actual
(c)
1,000.00 1,055.30 2.18 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2023 through
December 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.
(e)
Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from September 12,
2023 through December 31, 2023 multiplied by 111/365 to reflect the period from commencement of operations.
(f)
Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2023 through December 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

NVIT Blueprint
SM
Aggressive Fund - December 31, 2023 - Statement of Investments - 53
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 86.8%
Nationwide International Small
Cap Fund, Class R6(a) 1,363,167 13,386,303
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,824,758 14,652,807
NVIT GS International Equity
Insights Fund, Class Y(a) 2,759,308 27,951,791
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,991,694 79,285,809
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 989,771 10,471,782
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,065,625 33,967,129
Total Equity Funds
(cost $168,988,700) 179,715,621
Investment Companies
Shares Value ($)
Fixed Income Funds 13.2%
Nationwide Bond Fund, Class
R6(a) 241,234 1,999,827
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 1,012,473 10,053,861
NVIT Core Bond Fund, Class
Y(a) 1,672,915 15,290,441
Total Fixed Income Funds
(cost $29,246,567) 27,344,129
Total Investment Companies
(cost $198,235,267) 207,059,750
Total Investments
(cost $198,235,267) — 100.0% 207,059,750
Liabilities in excess of other assets — 0.0%
†
(94,017)
NET ASSETS — 100.0% $ 206,965,733
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - December 31, 2023 - NVIT Blueprint
SM
Moderately Aggressive Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 77.3%
Nationwide International Small
Cap Fund, Class R6(a) 2,562,627 25,164,993
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,476,492 27,916,233
NVIT GS International Equity
Insights Fund, Class Y(a) 5,213,744 52,815,224
NVIT GS Large Cap Equity
Fund, Class Y(a) 12,780,523 144,931,127
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,870,683 19,791,821
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 5,691,256 63,059,119
Total Equity Funds
(cost $311,978,512) 333,678,517
Investment Companies
Shares Value ($)
Fixed Income Funds 22.7%
Nationwide Bond Fund, Class
R6(a) 1,032,364 8,558,301
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 4,297,922 42,678,364
NVIT Core Bond Fund, Class
Y(a) 5,126,053 46,852,128
Total Fixed Income Funds
(cost $108,790,774) 98,088,793
Total Investment Companies
(cost $420,769,286) 431,767,310
Total Investments
(cost $420,769,286) — 100.0% 431,767,310
Liabilities in excess of other assets — 0.0%
†
(165,576)
NET ASSETS — 100.0% $ 431,601,734
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderate Fund - December 31, 2023 - Statement of Investments - 55
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 57.2%
Nationwide International Small
Cap Fund, Class R6(a) 6,003,374 58,953,129
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 13,334,433 107,075,494
NVIT GS International Equity
Insights Fund, Class Y(a) 15,884,271 160,907,663
NVIT GS Large Cap Equity
Fund, Class Y(a) 44,709,384 507,004,413
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,631,432 49,000,546
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 20,194,677 223,757,017
Total Equity Funds
(cost $1,029,774,086) 1,106,698,262
Fixed Income Funds 42.8%
Nationwide Bond Fund, Class
R6(a) 5,874,892 48,702,855
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 31,370,442 311,508,485
NVIT Core Bond Fund, Class
Y(a) 35,971,595 328,780,376
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,431,047 29,266,827
NVIT Loomis Short Term Bond
Fund, Class Y(a) 11,561,784 111,571,211
Total Fixed Income Funds
(cost $931,184,722) 829,829,754
Total Investment Companies
(cost $1,960,958,808) 1,936,528,016
Total Investments
(cost $1,960,958,808) — 100.0% 1,936,528,016
Liabilities in excess of other assets — 0.0%
†
(688,587)
NET ASSETS — 100.0% $ 1,935,839,429
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - December 31, 2023 - NVIT Blueprint
SM
Moderately Conservative Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 36.6%
Nationwide International Small
Cap Fund, Class R6(a) 797,736 7,833,764
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,010,385 16,143,388
NVIT GS International Equity
Insights Fund, Class Y(a) 3,396,634 34,407,903
NVIT GS Large Cap Equity
Fund, Class Y(a) 7,556,180 85,687,086
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 740,820 7,837,878
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,608,883 39,986,420
Total Equity Funds
(cost $176,853,564) 191,896,439
Fixed Income Funds 63.4%
Nationwide Bond Fund, Class
R6(a) 2,582,239 21,406,758
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,166,149 10,472,016
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 10,253,365 101,815,912
NVIT Core Bond Fund, Class
Y(a) 13,390,927 122,393,077
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,256,938 10,721,685
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,841,204 66,017,616
Total Fixed Income Funds
(cost $371,183,107) 332,827,064
Total Investment Companies
(cost $548,036,671) 524,723,503
Total Investments
(cost $548,036,671) — 100.0% 524,723,503
Liabilities in excess of other assets — 0.0%
†
(209,463)
NET ASSETS — 100.0% $ 524,514,040
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Conservative Fund - December 31, 2023 - Statement of Investments - 57
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 18.5%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 990,163 7,951,011
NVIT GS International Equity
Insights Fund, Class Y(a) 1,903,706 19,284,537
NVIT GS Large Cap Equity
Fund, Class Y(a) 4,138,184 46,927,001
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 248,350 2,627,538
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 1,804,682 19,995,873
Total Equity Funds
(cost $84,628,811) 96,785,960
Fixed Income Funds 81.5%
Nationwide Bond Fund, Class
R6(a) 3,545,188 29,389,605
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,317,625 20,812,272
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 12,912,984 128,225,936
NVIT Core Bond Fund, Class
Y(a) 15,209,232 139,012,382
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,560,430 13,310,472
NVIT Loomis Short Term Bond
Fund, Class Y(a) 9,821,982 94,782,129
Total Fixed Income Funds
(cost $471,112,099) 425,532,796
Total Investment Companies
(cost $555,740,910) 522,318,756
Total Investments
(cost $555,740,910) — 100.0% 522,318,756
Liabilities in excess of other assets — 0.0%
†
(207,903)
NET ASSETS — 100.0% $ 522,110,853
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

58 - Statement of Investments - December 31, 2023 - NVIT Blueprint
SM
Balanced Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 47.0%
Nationwide International Small
Cap Fund, Class R6(a) 4,141,441 40,668,949
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 8,130,487 65,287,811
NVIT GS International Equity
Insights Fund, Class Y(a) 13,839,903 140,198,218
NVIT GS Large Cap Equity
Fund, Class Y(a) 29,313,963 332,420,340
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,061,104 32,386,477
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 13,617,980 150,887,214
Total Equity Funds
(cost $707,338,992) 761,849,009
Fixed Income Funds 53.0%
Nationwide Bond Fund, Class
R6(a) 6,908,021 57,267,492
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 29,642,096 294,346,011
NVIT Core Bond Fund, Class
Y(a) 35,577,832 325,181,383
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,895,123 24,695,400
NVIT Loomis Short Term Bond
Fund, Class Y(a) 16,168,940 156,030,274
Total Fixed Income Funds
(cost $960,857,447) 857,520,560
Total Investment Companies
(cost $1,668,196,439) 1,619,369,569
Total Investments
(cost $1,668,196,439) — 100.0% 1,619,369,569
Liabilities in excess of other assets — 0.0%
†
(587,045)
NET ASSETS — 100.0% $ 1,618,782,524
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2023 - Statement of Investments - 59
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 67.3%
Nationwide International Small
Cap Fund, Class R6(a) 9,053,165 88,902,082
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 15,118,087 121,398,238
NVIT GS International Equity
Insights Fund, Class Y(a) 18,836,403 190,812,762
NVIT GS Large Cap Equity
Fund, Class Y(a) 53,657,331 608,474,135
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 6,517,445 68,954,569
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 20,484,255 226,965,542
Total Equity Funds
(cost $1,215,751,825) 1,305,507,328
Fixed Income Funds 32.7%
Nationwide Bond Fund, Class
R6(a) 4,698,533 38,950,835
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 23,447,154 232,830,234
NVIT Core Bond Fund, Class
Y(a) 31,488,584 287,805,656
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,304,876 19,660,594
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,780,580 55,782,593
Total Fixed Income Funds
(cost $714,174,003) 635,029,912
Total Investment Companies
(cost $1,929,925,828) 1,940,537,240
Total Investments
(cost $1,929,925,828) — 100.0% 1,940,537,240
Liabilities in excess of other assets — 0.0%
†
(691,765)
NET ASSETS — 100.0% $ 1,939,845,475
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - December 31, 2023 - NVIT Blueprint
SM
Managed Growth & Income Fund
Investment Companies 94 .1%
Shares Value ($)
Equity Funds 41.8%
Nationwide International Small
Cap Fund, Class R6(a) 1,092,028 10,723,713
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,210,932 17,753,786
NVIT GS International Equity
Insights Fund, Class Y(a) 3,690,461 37,384,367
NVIT GS Large Cap Equity
Fund, Class Y(a) 8,280,883 93,905,214
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 806,347 8,531,150
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,662,282 40,578,083
Total Equity Funds
(cost $191,581,418) 208,876,313
Fixed Income Funds 52.3%
Nationwide Bond Fund, Class
R6(a) 1,975,859 16,379,871
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 8,502,736 84,432,172
NVIT Core Bond Fund, Class
Y(a) 11,765,920 107,540,505
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 820,286 6,997,037
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,755,407 45,889,676
Total Fixed Income Funds
(cost $284,698,954) 261,239,261
Total Investment Companies
(cost $476,280,372) 470,115,574
Total Investments
(cost $476,280,372) — 94.1% 470,115,574
Other assets in excess of liabilities — 5.9% 29,630,491
NET ASSETS — 100.0% $ 499,746,065
(a) Investment in affiliate.
Futures contracts outstanding as of December 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 326 3/2024 USD 36,714,120 1,306,541
Russell 2000 E-Mini Index 45 3/2024 USD 4,607,325 294,770
S&P 500 E-Mini Index 294 3/2024 USD 70,854,000 2,171,648
S&P Midcap 400 E-Mini Index 15 3/2024 USD 4,214,250 192,192
Net contracts 3,965,151
As of December 31, 2023, the Fund had $5,648,801 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2023 - Statement of Investments - 61
Investment Companies 93 .8%
Shares Value ($)
Equity Funds 51.0%
Nationwide International Small
Cap Fund, Class R6(a) 3,114,296 30,582,383
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,091,189 56,942,249
NVIT GS International Equity
Insights Fund, Class Y(a) 8,264,724 83,721,653
NVIT GS Large Cap Equity
Fund, Class Y(a) 24,666,934 279,723,029
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,388,903 25,274,595
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 10,691,832 118,465,500
Total Equity Funds
(cost $547,715,452) 594,709,409
Fixed Income Funds 42.8%
Nationwide Bond Fund, Class
R6(a) 3,268,088 27,092,449
Investment Companies
Shares Value ($)
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 17,530,536 174,078,227
NVIT Core Bond Fund, Class
Y(a) 23,727,401 216,868,450
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,902,398 16,227,451
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,613,160 63,816,993
Total Fixed Income Funds
(cost $542,934,390) 498,083,570
Total Investment Companies
(cost $1,090,649,842) 1,092,792,979
Total Investments
(cost $1,090,649,842) — 93.8% 1,092,792,979
Other assets in excess of liabilities — 6.2% 71,664,976
NET ASSETS — 100.0% $ 1,164,457,955
(a) Investment in affiliate.
Futures contracts outstanding as of December 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 818 3/2024 USD 92,123,160 3,406,885
Russell 2000 E-Mini Index 128 3/2024 USD 13,105,280 900,144
S&P 500 E-Mini Index 838 3/2024 USD 201,958,000 6,417,213
S&P Midcap 400 E-Mini Index 44 3/2024 USD 12,361,800 642,918
Net contracts 11,367,160
As of December 31, 2023, the Fund had $15,689,344 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

62 - Statements of Assets and Liabilities - December 31, 2023 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 207,059,750
Receivable for investments sold —
Receivable for capital shares issued 18,314
Prepaid expenses 230
Total Assets 207,078,294
Liabilities:
Payable for investments purchased 13,310
Payable for capital shares redeemed 4,957
Accrued expenses and other payables:
Investment advisory fees 17,073
Fund administration fees 14,276
Distribution fees 10,234
Administrative servicing fees 25,165
Accounting and transfer agent fees 306
Trustee fees 11
Custodian fees 2,520
Compliance program costs (Note 3) 213
Professional fees 6,299
Printing fees 10,092
Recoupment fees (Note 3) 6,844
Other 1,261
Total Liabilities 112,561
Net Assets $ 206,965,733
Cost of investment securities of affiliated issuers 198,235,267
Represented by:
Capital $ 192,701,410
Total distributable earnings (loss) 14,264,323
Net Assets $ 206,965,733

Blueprint Funds - December 31, 2023 - Statements of Assets and Liabilities - 63
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 431,767,310 $ 1,936,528,016 $ 524,723,503 $ 522,318,756 $ 1,619,369,569
664,372 1,131,952 248,835 177,349 698,233
16,701 — 1,251 2,832 1,098
447 1,648 433 543 1,372
432,448,830 1,937,661,616 524,974,022 522,499,480 1,620,070,272
— — — — —
680,999 1,131,716 250,000 180,096 699,124
36,065 158,871 44,108 44,020 135,082
18,439 46,078 20,220 20,187 40,296
24,458 141,963 39,219 39,035 120,329
54,694 252,140 69,055 67,891 210,976
639 3,181 821 827 2,620
64 146 107 32 112
8,560 49,835 14,851 14,816 42,799
461 2,084 571 568 1,746
6,490 8,025 6,719 6,757 7,738
9,571 11,380 9,575 9,706 12,717
3,416 — — — —
3,240 16,768 4,736 4,692 14,209
847,096 1,822,187 459,982 388,627 1,287,748
$ 431,601,734 $ 1,935,839,429 $ 524,514,040 $ 522,110,853 $ 1,618,782,524
420,769,286 1,960,958,808 548,036,671 555,740,910 1,668,196,439
$ 397,463,017 $ 1,864,324,296 $ 531,341,608 $ 555,331,761 $ 1,601,820,403
34,138,717 71,515,133 (6,827,568) (33,220,908) 16,962,121
$ 431,601,734 $ 1,935,839,429 $ 524,514,040 $ 522,110,853 $ 1,618,782,524

64 - Statements of Assets and Liabilities - December 31, 2023 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Net Assets:
Class I Shares $ 69,681,289
Class II Shares 137,264,697
Class Y Shares 19,747
Total $ 206,965,733
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 5,625,972
Class II Shares 11,143,519
Class Y Shares 1,499
Total 16,770,990
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 12 .39
Class II Shares $ 12 .32
Class Y Shares $ 13 .17

Blueprint Funds - December 31, 2023 - Statements of Assets and Liabilities - 65
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 107,284,975 $ 55,277,492 $ 7,026,219 $ 7,653,214 $ 27,004,645
324,296,597 1,880,550,834 517,482,533 514,446,619 1,591,766,795
20,162 11,103 5,288 11,020 11,084
$ 431,601,734 $ 1,935,839,429 $ 524,514,040 $ 522,110,853 $ 1,618,782,524
10,368,776 5,005,719 648,363 734,604 2,406,716
31,476,683 171,175,338 47,904,250 49,510,267 143,252,791
1,822 941 463 1,036 938
41,847,281 176,181,998 48,553,076 50,245,907 145,660,445
$ 10 .35 $ 11 .04 $ 10 .84 $ 10 .42 $ 11 .22
$ 10 .30 $ 10 .99 $ 10 .80 $ 10 .39 $ 11 .11
$ 11 .07 $ 11 .80 $ 11 .42 $ 10 .64 $ 11 .82

66 - Statements of Assets and Liabilities - December 31, 2023 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,940,537,240
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable —
Receivable for investments sold 887,620
Receivable for capital shares issued —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,617
Total Assets 1,941,426,477
Liabilities:
Payable for capital shares redeemed 887,381
Payable for variation margin on futures contracts —
Accrued expenses and other payables:
Investment advisory fees 158,945
Fund administration fees 46,092
Distribution fees 142,478
Administrative servicing fees 251,776
Accounting and transfer agent fees 3,180
Trustee fees 92
Custodian fees 52,836
Compliance program costs (Note 3) 2,086
Professional fees 7,992
Printing fees 11,036
Other 17,108
Total Liabilities 1,581,002
Net Assets $ 1,939,845,475
Cost of investment securities of affiliated issuers 1,929,925,828
Represented by:
Capital $ 1,848,345,068
Total distributable earnings (loss) 91,500,407
Net Assets $ 1,939,845,475

Blueprint Funds - December 31, 2023 - Statements of Assets and Liabilities - 67
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 470,115,574 $ 1,092,792,979
24,571,886 57,091,310
5,480,240 15,643,987
73,793 162,416
188,518 345,978
134 523
68,733 187,029
468 1,158
500,499,346 1,166,225,380
188,583 346,360
273,277 782,632
91,924 213,661
19,693 31,802
82,429 192,831
62,508 144,051
747 1,870
45 81
11,336 26,218
535 1,235
6,670 7,413
11,339 9,498
4,195 9,773
753,281 1,767,425
$ 499,746,065 $ 1,164,457,955
476,280,372 1,090,649,842
$ 501,622,328 $ 1,135,339,145
(1,876,263) 29,118,810
$ 499,746,065 $ 1,164,457,955

68 - Statements of Assets and Liabilities - December 31, 2023 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 48,702,509
Class II Shares 1,890,222,142
Class Y Shares 920,824
Total $ 1,939,845,475
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,531,424
Class II Shares 176,426,137
Class Y Shares 79,394
Total 181,036,955
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 10 .75
Class II Shares $ 10 .71
Class Y Shares $ 11 .60

Blueprint Funds - December 31, 2023 - Statements of Assets and Liabilities - 69
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 6,852,033 $ 8,817,119
492,894,032 1,155,640,836
— —
$ 499,746,065 $ 1,164,457,955
580,921 718,108
42,102,846 94,910,118
— —
42,683,767 95,628,226
$ 11 .80 $ 12 .28
$ 11 .71 $ 12 .18
$ — $ —

70 - Statements of Operations - For the Year Ended December 31, 2023 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 8,206,672
Interest income (unaffiliated) 14
Total Income 8,206,686
EXPENSES:
Investment advisory fees 355,770
Fund administration fees 77,503
Distribution fees Class II Shares 309,256
Administrative servicing fees Class I Shares 81,270
Administrative servicing fees Class II Shares 185,554
Professional fees 19,726
Printing fees 5,664
Trustee fees 6,411
Custodian fees 854
Accounting and transfer agent fees 1,423
Compliance program costs (Note 3) 769
Recoupment fees (Note 3) 6,844
Other 3,685
Total expenses before fees waived 1,054,729
Distribution fees waived - Class II (Note 3) (197,926)
Investment advisory fees waived (Note 3) (177,882)
Net Expenses 678,921
NET INVESTMENT INCOME 7,527,765
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 4,962,505
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (4,150,081)
Net realized gains (losses) 812,424
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 24,257,733
Net change in unrealized appreciation/depreciation 24,257,733
Net realized/unrealized gains (losses) 25,070,157
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 32,597,922

Blueprint Funds - For the Year Ended December 31, 2023 - Statements of Operations - 71
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 17,538,835 $ 77,959,262 $ 20,978,479 $ 19,919,611 $ 64,534,477
41 — — — —
17,538,876 77,959,262 20,978,479 19,919,611 64,534,477
813,725 3,768,908 1,066,529 1,078,581 3,187,547
125,962 442,855 152,050 153,943 376,707
775,324 4,634,390 1,317,246 1,329,236 3,936,664
145,091 76,368 9,539 11,313 36,052
465,197 2,780,648 790,351 797,546 2,362,010
27,199 72,766 31,511 31,789 63,119
8,924 37,858 14,696 13,268 34,820
14,581 68,522 19,244 19,362 57,507
2,275 11,740 3,423 3,470 9,981
2,965 12,981 3,824 3,881 10,926
1,759 8,224 2,303 2,326 6,902
3,416 — — — —
9,902 44,821 12,494 14,087 38,152
2,396,320 11,960,081 3,423,210 3,458,802 10,120,387
(496,213) (2,966,042) (843,047) (850,720) (2,519,492)
(406,855) (1,904,656) (533,255) (539,233) (1,598,689)
1,493,252 7,089,383 2,046,908 2,068,849 6,002,206
16,045,624 70,869,879 18,931,571 17,850,762 58,532,271
9,609,029 34,850,509 6,410,995 3,079,729 23,414,842
(1,227,973) (5,489,411) (5,545,785) (10,869,420) (9,719,914)
8,381,056 29,361,098 865,210 (7,789,691) 13,694,928
43,175,849 164,564,375 39,263,374 34,971,244 127,706,870
43,175,849 164,564,375 39,263,374 34,971,244 127,706,870
51,556,905 193,925,473 40,128,584 27,181,553 141,401,798
$ 67,602,529 $ 264,795,352 $ 59,060,155 $ 45,032,315 $ 199,934,069

72 - Statements of Operations - For the Year Ended December 31, 2023 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 74,719,395
Interest income (unaffiliated) —
Total Income 74,719,395
EXPENSES:
Investment advisory fees 3,753,825
Fund administration fees 441,978
Distribution fees Class II Shares 4,633,118
Administrative servicing fees Class I Shares 65,105
Administrative servicing fees Class II Shares 2,779,884
Professional fees 72,258
Printing fees 35,985
Trustee fees 68,060
Custodian fees 12,008
Accounting and transfer agent fees 12,911
Compliance program costs (Note 3) 8,174
Other 45,502
Total expenses before fees waived and expenses reimbursed 11,928,808
Distribution fees waived - Class II (Note 3) (2,965,228)
Investment advisory fees waived (Note 3) (1,896,718)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 7,066,862
NET INVESTMENT INCOME 67,652,533
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 35,046,413
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (13,025,924)
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 22,020,489
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 198,330,691
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 198,330,691
Net realized/unrealized gains (losses) 220,351,180
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 288,003,713

Blueprint Funds - For the Year Ended December 31, 2023 - Statements of Operations - 73
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 19,401,487 $ 45,862,405
900,044 1,796,380
20,301,531 47,658,785
1,077,528 2,494,046
142,840 279,923
1,209,714 2,814,459
8,848 11,806
725,832 1,688,684
29,593 47,805
11,093 24,322
17,606 40,717
2,819 6,551
3,391 7,768
2,120 4,892
12,072 29,750
3,243,456 7,450,723
(241,950) (562,878)
— —
(808,135) (2,139,720)
2,193,371 4,748,125
18,108,160 42,910,660
7,184,534 20,801,620
(2,709,145) (3,440,569)
(5,340,898) (31,913,094)
(865,509) (14,552,043)
37,478,462 95,271,441
2,676,869 8,798,062
40,155,331 104,069,503
39,289,822 89,517,460
$ 57,397,982 $ 132,428,120

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - December 31, 2023 - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 7,527,765 $ 3,992,224
Net realized gains 812,424 25,198,544
Net change in unrealized appreciation/depreciation 24,257,733 (56,672,852)
Change in net assets resulting from operations 32,597,922 (27,482,084)
Distributions to Shareholders From:
Distributable earnings:
Class I (3,446,826) (172,905)
Class II (7,676,844) (462,040)
Change in net assets from shareholder distributions (11,123,670) (634,945)
Change in net assets from capital transactions 23,121,463 13,000,494
Change in net assets 44,595,715 (15,116,535)
Net Assets:
Beginning of year 162,370,018 177,486,553
End of year $ 206,965,733 $ 162,370,018
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 17,666,462 $ 7,795,202
Dividends reinvested 3,446,826 172,905
Cost of shares redeemed (3,869,963) (3,358,732)
Total Class I Shares 17,243,325 4,609,375
Class II Shares
Proceeds from shares issued 12,140,524 20,917,039
Dividends reinvested 7,676,844 462,040
Cost of shares redeemed (13,958,575) (12,987,960)
Total Class II Shares 5,858,793 8,391,119
Class Y Shares
Proceeds from shares issued 19,572(a) —
Dividends reinvested —(a) —
Cost of shares redeemed (227)(a) —
Total Class Y Shares 19,345(a) —
Change in net assets from capital transactions $ 23,121,463 $ 13,000,494

Blueprint Funds - December 31, 2023 - Statements of Changes in Net Assets - 75
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
$ 16,045,624 $ 9,799,470 $ 70,869,879 $ 48,055,972
8,381,056 61,222,912 29,361,098 258,664,353
43,175,849 (142,378,105) 164,564,375 (643,548,768)
67,602,529 (71,355,723) 264,795,352 (336,828,443)
(6,245,388) (1,704,493) (3,302,171) (1,501,290)
(19,852,313) (5,968,386) (118,212,940) (58,794,948)
(26,097,701) (7,672,879) (121,515,111) (60,296,238)
787,485 (5,571,864) (101,326,762) (145,925,636)
42,292,313 (84,600,466) 41,953,479 (543,050,317)
389,309,421 473,909,887 1,893,885,950 2,436,936,267
$ 431,601,734 $ 389,309,421 $ 1,935,839,429 $ 1,893,885,950
$ 7,356,554 $ 6,555,794 $ 4,954,499 $ 3,232,924
6,245,388 1,704,493 3,302,171 1,501,290
(5,511,657) (5,177,420) (5,155,754) (3,499,293)
8,090,285 3,082,867 3,100,916 1,234,921
10,003,350 13,490,776 4,443,995 6,270,512
19,852,313 5,968,386 118,212,940 58,794,948
(37,178,241) (28,113,893) (227,095,366) (212,226,017)
(7,322,578) (8,654,731) (104,438,431) (147,160,557)
19,908(a) — 10,882(a) —
—(a) — —(a) —
(130)(a) — (129)(a) —
19,778(a) — 10,753(a) —
$ 787,485 $ (5,571,864) $ (101,326,762) $ (145,925,636)

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - December 31, 2023 - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 1,512,192 677,861
Reinvested 299,724 15,704
Redeemed (325,855) (283,269)
Total Class I Shares 1,486,061 410,296
Class II Shares
Issued 1,029,772 1,805,874
Reinvested 671,053 42,119
Redeemed (1,204,679) (1,116,943)
Total Class II Shares 496,146 731,050
Class Y Shares
Issued 1,516(a) —
Reinvested —(a) —
Redeemed (17)(a) —
Total Class Y Shares 1,499(a) —
Total change in shares 1,983,706 1,141,346
(a) For the period from September 12, 2023 (commencement of operations) through December 31, 2023.

Blueprint Funds - December 31, 2023 - Statements of Changes in Net Assets - 77
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
746,471 670,339 460,035 301,160
648,535 181,716 318,742 145,615
(557,218) (518,909) (481,496) (323,643)
837,788 333,146 297,281 123,132
1,015,006 1,342,844 421,959 592,791
2,070,106 638,330 11,465,853 5,724,922
(3,775,697) (2,873,357) (21,384,901) (19,401,335)
(690,585) (892,183) (9,497,089) (13,083,622)
1,834(a) — 952(a) —
—(a) — —(a) —
(12)(a) — (11)(a) —
1,822(a) — 941(a) —
149,025 (559,037) (9,198,867) (12,960,490)

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - December 31, 2023 - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 18,931,571 $ 13,690,801
Net realized gains (losses) 865,210 50,220,732
Net change in unrealized appreciation/depreciation 39,263,374 (154,463,049)
Change in net assets resulting from operations 59,060,155 (90,551,516)
Distributions to Shareholders From:
Distributable earnings:
Class I (329,988) (176,383)
Class II (25,884,682) (15,921,575)
Change in net assets from shareholder distributions (26,214,670) (16,097,958)
Change in net assets from capital transactions (57,199,077) (48,130,285)
Change in net assets (24,353,592) (154,779,759)
Net Assets:
Beginning of year 548,867,632 703,647,391
End of year $ 524,514,040 $ 548,867,632
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,314,489 $ 1,303,642
Dividends reinvested 329,988 176,383
Cost of shares redeemed (1,302,341) (811,362)
Total Class I Shares 342,136 668,663
Class II Shares
Proceeds from shares issued 1,662,561 9,113,581
Dividends reinvested 25,884,682 15,921,575
Cost of shares redeemed (85,093,456) (73,834,104)
Total Class II Shares (57,546,213) (48,798,948)
Class Y Shares
Proceeds from shares issued 5,000(a) —
Dividends reinvested —(a) —
Cost of shares redeemed —(a) —
Total Class Y Shares 5,000(a) —
Change in net assets from capital transactions $ (57,199,077) $ (48,130,285)

Blueprint Funds - December 31, 2023 - Statements of Changes in Net Assets - 79
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
$ 17,850,762 $ 13,894,499 $ 58,532,271 $ 39,443,765
(7,789,691) 20,621,879 13,694,928 167,337,152
34,971,244 (117,647,483) 127,706,870 (482,273,713)
45,032,315 (83,131,105) 199,934,069 (275,492,796)
(158,878) (170,179) (1,218,805) (766,530)
(10,638,062) (12,876,352) (77,895,673) (57,235,273)
(10,796,940) (13,046,531) (79,114,478) (58,001,803)
(74,269,833) (50,794,258) (102,520,453) (134,729,149)
(40,034,458) (146,971,894) 18,299,138 (468,223,748)
562,145,311 709,117,205 1,600,483,386 2,068,707,134
$ 522,110,853 $ 562,145,311 $ 1,618,782,524 $ 1,600,483,386
$ 1,168,156 $ 1,353,911 $ 4,490,776 $ 3,638,816
158,878 170,179 1,218,805 766,530
(1,521,036) (1,529,814) (3,085,717) (3,448,589)
(194,002) (5,724) 2,623,864 956,757
15,085,021 34,263,591 7,962,433 8,264,331
10,638,062 12,876,352 77,895,673 57,235,273
(99,809,647) (97,928,477) (191,013,171) (201,185,510)
(74,086,564) (50,788,534) (105,155,065) (135,685,906)
10,862(a) — 10,877(a) —
—(a) — —(a) —
(129)(a) — (129)(a) —
10,733(a) — 10,748(a) —
$ (74,269,833) $ (50,794,258) $ (102,520,453) $ (134,729,149)

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - December 31, 2023 - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 124,819 118,263
Reinvested 32,225 17,191
Redeemed (124,770) (73,689)
Total Class I Shares 32,274 61,765
Class II Shares
Issued 159,553 826,064
Reinvested 2,535,228 1,554,841
Redeemed (8,113,273) (6,865,911)
Total Class II Shares (5,418,492) (4,485,006)
Class Y Shares
Issued 463(a) —
Reinvested —(a) —
Redeemed —(a) —
Total Class Y Shares 463(a) —
Total change in shares (5,385,755) (4,423,241)
(a) For the period from September 12, 2023 (commencement of operations) through December 31, 2023.

Blueprint Funds - December 31, 2023 - Statements of Changes in Net Assets - 81
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
116,428 130,353 413,806 325,651
16,016 17,277 115,417 73,352
(152,895) (148,913) (285,123) (302,861)
(20,451) (1,283) 244,100 96,142
1,536,782 3,293,520 743,316 743,909
1,075,638 1,309,904 7,447,005 5,524,640
(9,976,705) (9,495,200) (17,826,561) (18,274,476)
(7,364,285) (4,891,776) (9,636,240) (12,005,927)
1,048(a) — 949(a) —
—(a) — —(a) —
(12)(a) — (11)(a) —
1,036(a) — 938(a) —
(7,383,700) (4,893,059) (9,391,202) (11,909,785)

The accompanying notes are an integral part of these financial statements.
82 - Statements of Changes in Net Assets - December 31, 2023 - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 67,652,533 $ 46,187,955
Net realized gains (losses) 22,020,489 292,046,245
Net change in unrealized appreciation/depreciation 198,330,691 (705,209,202)
Change in net assets resulting from operations 288,003,713 (366,975,002)
Distributions to Shareholders From:
Distributable earnings:
Class I (3,229,489) (1,839,109)
Class II (135,063,931) (86,622,671)
Change in net assets from shareholder distributions (138,293,420) (88,461,780)
Change in net assets from capital transactions (99,615,074) (164,928,300)
Change in net assets 50,095,219 (620,365,082)
Net Assets:
Beginning of year 1,889,750,256 2,510,115,338
End of year $ 1,939,845,475 $ 1,889,750,256
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 6,952,995 $ 6,657,318
Dividends reinvested 3,229,489 1,839,109
Cost of shares redeemed (5,424,477) (4,671,835)
Total Class I Shares 4,758,007 3,824,592
Class II Shares
Proceeds from shares issued 1,081,523 3,736,945
Dividends reinvested 135,063,931 86,622,671
Cost of shares redeemed (241,395,588) (259,112,508)
Total Class II Shares (105,250,134) (168,752,892)
Class Y Shares
Proceeds from shares issued 879,497(a) —
Dividends reinvested —(a) —
Cost of shares redeemed (2,444)(a) —
Total Class Y Shares 877,053(a) —
Change in net assets from capital transactions $ (99,615,074) $ (164,928,300)

Blueprint Funds - December 31, 2023 - Statements of Changes in Net Assets - 83
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
$ 18,108,160 $ 11,552,746 $ 42,910,660 $ 27,905,161
(865,509) 38,851,368 (14,552,043) 102,176,626
40,155,331 (132,645,799) 104,069,503 (345,111,685)
57,397,982 (82,241,685) 132,428,120 (215,029,898)
— — (133,148) —
— — (18,871,286) —
— — (19,004,434) —
(45,056,758) (37,237,315) (83,013,992) (90,698,020)
12,341,224 (119,479,000) 30,409,694 (305,727,918)
487,404,841 606,883,841 1,134,048,261 1,439,776,179
$ 499,746,065 $ 487,404,841 $ 1,164,457,955 $ 1,134,048,261
$ 1,321,070 $ 2,616,098 $ 1,416,601 $ 1,888,254
— — 133,148 —
(346,117) (713,160) (1,219,124) (659,213)
974,953 1,902,938 330,625 1,229,041
5,220,904 8,953,667 4,999,248 12,244,036
— — 18,871,286 —
(51,252,615) (48,093,920) (107,215,151) (104,171,097)
(46,031,711) (39,140,253) (83,344,617) (91,927,061)
— — — —
— — — —
— — — —
— — — —
$ (45,056,758) $ (37,237,315) $ (83,013,992) $ (90,698,020)

The accompanying notes are an integral part of these financial statements.
84 - Statements of Changes in Net Assets - December 31, 2023 - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 665,915 608,058
Reinvested 321,342 183,911
Redeemed (519,362) (436,241)
Total Class I Shares 467,895 355,728
Class II Shares
Issued 104,771 341,765
Reinvested 13,479,434 8,670,938
Redeemed (23,258,670) (24,078,542)
Total Class II Shares (9,674,465) (15,065,839)
Class Y Shares
Issued 79,604(a) —
Reinvested —(a) —
Redeemed (210)(a) —
Total Class Y Shares 79,394(a) —
Total change in shares (9,127,176) (14,710,111)
(a) For the period from September 12, 2023 (commencement of operations) through December 31, 2023.

Blueprint Funds - December 31, 2023 - Statements of Changes in Net Assets - 85
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
120,506 235,575 123,582 160,646
— — 11,538 —
(31,082) (64,742) (106,556) (55,260)
89,424 170,833 28,564 105,386
480,840 825,728 442,216 1,025,859
— — 1,648,147 —
(4,696,277) (4,415,340) (9,367,449) (8,958,368)
(4,215,437) (3,589,612) (7,277,086) (7,932,509)
— — — —
— — — —
— — — —
— — — —
(4,126,013) (3,418,779) (7,248,522) (7,827,123)

86 - Financial Highlights - December 31, 2023 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
12/31/2023 $ 11.01 $ 0.52 $ 1.60 $ 2.12 $ — $ (0.74) $ (0.74) $ 12.39 19.74% $ 69,681 0.32% 4.48% 0.42% 9.76%
12/31/2022 13.04 0.29 (2.28) (1.99) — (0.04) (0.04) 11.01 (15.23)% 45,599 0.32% 2.52% 0.42% 9.84%
12/31/2021 10.87 0.17 2.02 2.19 (0.02) — (0.02) 13.04 20.19% 48,630 0.33% 1.40% 0.43% 16.53%
12/31/2020 9.75 0.04 1.19 1.23 (0.11) — (0.11) 10.87 12.74% 38,068 0.33% 0.40% 0.45% 21.86%
12/31/2019 8.78 0.07 1.98 2.05 (0.29) (0.79) (1.08) 9.75 24.15% 31,708 0.33% 0.73% 0.44% 92.45%
Class II Shares
12/31/2023 10.97 0.48 1.61 2.09 — (0.74) (0.74) 12.32 19.54% 137,265 0.41% 4.12% 0.67% 9.76%
12/31/2022 12.99 0.28 (2.26) (1.98) — (0.04) (0.04) 10.97 (15.22)% 116,771 0.41% 2.42% 0.67% 9.84%
12/31/2021 10.83 0.16 2.02 2.18 (0.02) — (0.02) 12.99 20.10% 128,857 0.42% 1.35% 0.68% 16.53%
12/31/2020 9.73 0.03 1.18 1.21 (0.11) — (0.11) 10.83 12.56% 93,248 0.42% 0.29% 0.70% 21.86%
12/31/2019 8.77 0.06 1.97 2.03 (0.28) (0.79) (1.07) 9.73 23.96% 85,105 0.42% 0.61% 0.69% 92.45%
Class Y Shares
12/31/2023(i) 12.29 0.48 0.40 0.88 — — — 13.17 7.16%(j) 20 0.18% 12.75% 0.26% 9.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.
(j) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2023 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
12/31/2023 $ 9.36 $ 0.40 $ 1.24 $ 1.64 $ — $ (0.65) $ (0.65) $ 10.35 18.07% $ 107,285 0.30% 4.09% 0.40% 13.04%
12/31/2022 11.23 0.24 (1.93) (1.69) — (0.18) (0.18) 9.36 (15.01)% 89,199 0.30% 2.47% 0.40% 7.97%
12/31/2021 9.53 0.15 1.58 1.73 (0.03) — (0.03) 11.23 18.12% 103,327 0.30% 1.45% 0.40% 14.74%
12/31/2020 8.76 0.06 0.99 1.05 (0.09) (0.19) (0.28) 9.53 12.36% 84,871 0.30% 0.66% 0.41% 11.77%
12/31/2019 8.20 0.09 1.67 1.76 (0.27) (0.93) (1.20) 8.76 22.32% 74,964 0.30% 0.98% 0.40% 82.66%
Class II Shares
12/31/2023 9.33 0.38 1.24 1.62 — (0.65) (0.65) 10.30 17.90% 324,297 0.39% 3.90% 0.65% 13.04%
12/31/2022 11.21 0.23 (1.93) (1.70) — (0.18) (0.18) 9.33 (15.13)% 300,110 0.39% 2.34% 0.65% 7.97%
12/31/2021 9.51 0.14 1.58 1.72 (0.02) — (0.02) 11.21 18.06% 370,583 0.39% 1.31% 0.65% 14.74%
12/31/2020 8.75 0.04 1.00 1.04 (0.09) (0.19) (0.28) 9.51 12.26% 329,163 0.39% 0.53% 0.66% 11.77%
12/31/2019 8.19 0.07 1.68 1.75 (0.26) (0.93) (1.19) 8.75 22.23% 324,672 0.39% 0.83% 0.65% 82.66%
Class Y Shares
12/31/2023(i) 10.33 0.40 0.34 0.74 — — — 11.07 7.16%(j) 20 0.15% 12.52% 0.23% 13.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.
(j) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

88 - Financial Highlights - December 31, 2023 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2023 $ 10.26 $ 0.42 $ 1.07 $ 1.49 $ — $ (0.71) $ (0.71) $ 11.04 14.95% $ 55,277 0.28% 3.96% 0.38% 10.09%
12/31/2022 12.32 0.27 (2.00) (1.73) — (0.33) (0.33) 10.26 (14.08)% 48,288 0.29% 2.50% 0.39% 15.72%
12/31/2021 10.87 0.18 1.30 1.48 (0.03) — (0.03) 12.32 13.64% 56,500 0.28% 1.50% 0.38% 9.16%
12/31/2020 10.18 0.11 0.96 1.07 (0.09) (0.29) (0.38) 10.87 10.77% 48,710 0.29% 1.07% 0.39% 8.94%
12/31/2019 9.57 0.14 1.56 1.70 (0.29) (0.80) (1.09) 10.18 18.32% 45,677 0.28% 1.34% 0.38% 61.95%
Class II Shares
12/31/2023 10.22 0.40 1.08 1.48 — (0.71) (0.71) 10.99 14.92% 1,880,551 0.37% 3.71% 0.63% 10.09%
12/31/2022 12.29 0.25 (1.99) (1.74) — (0.33) (0.33) 10.22 (14.20)%(g) 1,845,598 0.38% 2.32% 0.64% 15.72%
12/31/2021 10.84 0.15 1.32 1.47 (0.02) — (0.02) 12.29 13.56%(g) 2,380,436 0.37% 1.32% 0.63% 9.16%
12/31/2020 10.16 0.09 0.97 1.06 (0.09) (0.29) (0.38) 10.84 10.69% 2,355,993 0.38% 0.93% 0.64% 8.94%
12/31/2019 9.56 0.13 1.55 1.68 (0.28) (0.80) (1.08) 10.16 18.14% 2,400,916 0.37% 1.27% 0.63% 61.95%
Class Y Shares
12/31/2023(h) 11.09 0.41 0.30 0.71 — — — 11.80 6.40% 11 0.15% 11.96% 0.23% 10.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - December 31, 2023 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2023 $ 10.20 $ 0.42 $ 0.76 $ 1.18 $ — $ (0.54) $ (0.54) $ 10.84 11.88% $ 7,026 0.29% 3.99% 0.39% 8.69%
12/31/2022 12.07 0.27 (1.84) (1.57) — (0.30) (0.30) 10.20 (13.05)% 6,282 0.30% 2.52% 0.40% 17.97%
12/31/2021 11.08 0.18 0.84 1.02 (0.03) — (0.03) 12.07 9.23% 6,691 0.30% 1.56% 0.40% 9.22%
12/31/2020 10.28 0.16 0.77 0.93 (0.06) (0.07) (0.13) 11.08 9.15% 7,096 0.30% 1.58% 0.40% 7.90%
12/31/2019 9.72 0.18 1.19 1.37 (0.28) (0.53) (0.81) 10.28 14.28% 5,847 0.30% 1.70% 0.40% 45.02%
Class II Shares
12/31/2023 10.18 0.37 0.79 1.16 — (0.54) (0.54) 10.80 11.70% 517,483 0.38% 3.54% 0.64% 8.69%
12/31/2022 12.06 0.24 (1.82) (1.58) — (0.30) (0.30) 10.18 (13.14)%(h) 542,585 0.39% 2.26% 0.65% 17.97%
12/31/2021 11.07 0.16 0.85 1.01 (0.02) — (0.02) 12.06 9.12%(h) 696,957 0.39% 1.38% 0.65% 9.22%
12/31/2020 10.28 0.13 0.79 0.92 (0.06) (0.07) (0.13) 11.07 9.05% 714,954 0.39% 1.26% 0.65% 7.90%
12/31/2019 9.71 0.17 1.20 1.37 (0.27) (0.53) (0.80) 10.28 14.30% 734,443 0.39% 1.63% 0.65% 45.02%
Class Y Shares
12/31/2023(i) 10.79 0.42 0.21 0.63 — — — 11.42 5.84%(h) 5 0.15% 12.75% 0.22% 8.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

90 - Financial Highlights - December 31, 2023 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2023 $ 9.77 $ 0.36 $ 0.50 $ 0.86 $ — $ (0.21) $ (0.21) $ 10.42 8.91% $ 7,653 0.29% 3.54% 0.39% 8.85%
12/31/2022 11.35 0.25 (1.61) (1.36) — (0.22) (0.22) 9.77 (11.97)% 7,377 0.30% 2.40% 0.40% 21.03%
12/31/2021 10.91 0.18 0.31 0.49 (0.02) (0.03) (0.05) 11.35 4.49% 8,584 0.30% 1.64% 0.40% 15.86%
12/31/2020 10.18 0.21 0.58 0.79 (0.03) (0.03) (0.06) 10.91 7.69% 8,581 0.30% 1.98% 0.40% 21.82%
12/31/2019 9.61 0.23 0.80 1.03 (0.27) (0.19) (0.46) 10.18 10.77% 6,728 0.30% 2.24% 0.40% 33.21%
Class II Shares
12/31/2023 9.75 0.33 0.52 0.85 — (0.21) (0.21) 10.39 8.83% 514,447 0.38% 3.31% 0.64% 8.85%
12/31/2022 11.34 0.23 (1.60) (1.37) — (0.22) (0.22) 9.75 (12.07)% 554,768 0.39% 2.24% 0.65% 21.03%
12/31/2021 10.90 0.16 0.32 0.48 (0.01) (0.03) (0.04) 11.34 4.38% 700,533 0.39% 1.47% 0.65% 15.86%
12/31/2020 10.18 0.18 0.60 0.78 (0.03) (0.03) (0.06) 10.90 7.59% 746,243 0.39% 1.71% 0.65% 21.82%
12/31/2019 9.61 0.21 0.81 1.02 (0.26) (0.19) (0.45) 10.18 10.67% 639,362 0.39% 2.05% 0.65% 33.21%
Class Y Shares
12/31/2023(g) 10.12 0.33 0.19 0.52 — — — 10.64 5.14% 11 0.15% 10.66% 0.23% 8.85%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - December 31, 2023 - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2023 $ 10.41 $ 0.43 $ 0.93 $ 1.36 $ — $ (0.55) $ (0.55) $ 11.22 13.40% $ 27,005 0.29% 3.98% 0.39% 9.46%
12/31/2022 12.48 0.27 (1.97) (1.70) — (0.37) (0.37) 10.41 (13.60)% 22,509 0.29% 2.46% 0.39% 17.28%
12/31/2021 11.26 0.20 1.05 1.25 (0.03) — (0.03) 12.48 11.12% 25,787 0.29% 1.63% 0.39% 8.94%
12/31/2020 10.48 0.13 0.87 1.00 (0.07) (0.15) (0.22) 11.26 9.71% 21,757 0.29% 1.30% 0.39% 7.54%
12/31/2019 9.90 0.18 1.40 1.58 (0.29) (0.71) (1.00) 10.48 16.29% 20,019 0.29% 1.67% 0.39% 54.36%
Class II Shares
12/31/2023 10.32 0.39 0.95 1.34 — (0.55) (0.55) 11.11 13.32% 1,591,767 0.38% 3.66% 0.64% 9.46%
12/31/2022 12.39 0.25 (1.95) (1.70) — (0.37) (0.37) 10.32 (13.70)% 1,577,974 0.38% 2.24% 0.64% 17.28%
12/31/2021 11.18 0.17 1.06 1.23 (0.02) — (0.02) 12.39 11.00% 2,042,920 0.38% 1.43% 0.64% 8.94%
12/31/2020 10.41 0.11 0.88 0.99 (0.07) (0.15) (0.22) 11.18 9.68% 2,045,122 0.38% 1.12% 0.64% 7.54%
12/31/2019 9.84 0.16 1.40 1.56 (0.28) (0.71) (0.99) 10.41 16.18% 2,065,576 0.38% 1.48% 0.64% 54.36%
Class Y Shares
12/31/2023(h) 11.13 0.40 0.29 0.69 — — — 11.82 6.20%(i) 11 0.15% 11.79% 0.23% 9.46%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

92 - Financial Highlights - December 31, 2023 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2023 $ 9.96 $ 0.40 $ 1.18 $ 1.58 $ — $ (0.79) $ (0.79) $ 10.75 16.45% $ 48,703 0.28% 3.83% 0.38% 9.43%
12/31/2022 12.27 0.26 (2.10) (1.84) — (0.47) (0.47) 9.96 (15.02)%(h) 40,461 0.29% 2.45% 0.39% 16.86%
12/31/2021 10.62 0.18 1.50 1.68 (0.03) — (0.03) 12.27 15.85%(h) 45,476 0.28% 1.54% 0.38% 9.64%
12/31/2020 9.98 0.09 1.03 1.12 (0.10) (0.38) (0.48) 10.62 11.67% 37,553 0.29% 0.89% 0.39% 8.73%
12/31/2019 9.43 0.12 1.72 1.84 (0.30) (0.99) (1.29) 9.98 20.22% 32,811 0.28% 1.20% 0.38% 71.43%
Class II Shares
12/31/2023 9.94 0.37 1.19 1.56 — (0.79) (0.79) 10.71 16.28% 1,890,222 0.37% 3.56% 0.63% 9.43%
12/31/2022 12.25 0.24 (2.08) (1.84) — (0.47) (0.47) 9.94 (15.05)% 1,849,289 0.38% 2.20% 0.64% 16.86%
12/31/2021 10.60 0.15 1.52 1.67 (0.02) — (0.02) 12.25 15.76% 2,464,639 0.37% 1.33% 0.63% 9.64%
12/31/2020 9.98 0.07 1.03 1.10 (0.10) (0.38) (0.48) 10.60 11.47% 2,413,494 0.38% 0.74% 0.64% 8.73%
12/31/2019 9.42 0.11 1.73 1.84 (0.29) (0.99) (1.28) 9.98 20.24% 2,419,752 0.37% 1.04% 0.63% 71.43%
Class Y Shares
12/31/2023(i) 10.87 0.60 0.13 0.73 — — — 11.60 6.72% 921 0.14% 17.27% 0.24% 9.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - December 31, 2023 - Financial Highlights - 93
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2023 $ 10.47 $ 0.47 $ 0.86 $ 1.33 $ — $ — $ — $ 11.80 12.70% $ 6,852 0.25% 4.24% 0.41% 19.75%
12/31/2022 12.12 0.30 (1.95) (1.65) — — — 10.47 (13.61)% 5,146 0.25% 2.78% 0.42% 15.38%
12/31/2021 11.03 0.19 0.94 1.13 (0.04) — (0.04) 12.12 10.24% 3,888 0.25% 1.64% 0.42% 10.52%
12/31/2020 10.54 0.13 0.43 0.56 (0.07) — (0.07) 11.03 5.32% 3,014 0.25% 1.27% 0.42% 12.19%
12/31/2019 9.67 0.18 1.17 1.35 (0.28) (0.20) (0.48) 10.54 14.05% 2,674 0.25% 1.76% 0.42% 60.58%
Class II Shares
12/31/2023 10.41 0.40 0.90 1.30 — — — 11.71 12.49% 492,894 0.45% 3.69% 0.67% 19.75%
12/31/2022 12.08 0.24 (1.91) (1.67) — — — 10.41 (13.82)% 482,259 0.45% 2.17% 0.67% 15.38%
12/31/2021 10.99 0.15 0.96 1.11 (0.02) — (0.02) 12.08 10.08% 602,996 0.45% 1.27% 0.67% 10.52%
12/31/2020 10.53 0.10 0.43 0.53 (0.07) — (0.07) 10.99 5.04% 582,404 0.45% 1.01% 0.67% 12.19%
12/31/2019 9.66 0.15 1.18 1.33 (0.26) (0.20) (0.46) 10.53 13.85% 581,599 0.45% 1.45% 0.67% 60.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

94 - Financial Highlights - December 31, 2023 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2023 $ 11.09 $ 0.48 $ 0.91 $ 1.39 $ — $ (0.20) $ (0.20) $ 12.28 12.61% $ 8,817 0.22% 4.17% 0.41% 19.94%
12/31/2022 13.06 0.31 (2.28) (1.97) — — — 11.09 (15.08)% 7,648 0.22% 2.67% 0.41% 13.95%
12/31/2021 11.32 0.19 1.59 1.78 (0.04) — (0.04) 13.06 15.72% 7,629 0.22% 1.54% 0.41% 9.86%
12/31/2020 10.61 0.12 0.67 0.79 (0.08) — (0.08) 11.32 7.53% 5,336 0.22% 1.17% 0.41% 12.93%
12/31/2019 9.79 0.17 1.33 1.50 (0.29) (0.39) (0.68) 10.61 15.59% 4,337 0.22% 1.59% 0.41% 71.18%
Class II Shares
12/31/2023 11.02 0.43 0.93 1.36 — (0.20) (0.20) 12.18 12.42% 1,155,641 0.42% 3.78% 0.66% 19.94%
12/31/2022 13.01 0.26 (2.25) (1.99) — — — 11.02 (15.30)%(h) 1,126,400 0.42% 2.23% 0.66% 13.95%
12/31/2021 11.28 0.15 1.60 1.75 (0.02) — (0.02) 13.01 15.50%(h) 1,432,147 0.42% 1.20% 0.66% 9.86%
12/31/2020 10.59 0.09 0.68 0.77 (0.08) — (0.08) 11.28 7.36% 1,317,831 0.42% 0.85% 0.66% 12.93%
12/31/2019 9.77 0.13 1.35 1.48 (0.27) (0.39) (0.66) 10.59 15.42% 1,293,363 0.42% 1.29% 0.66% 71.18%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2023 - Notes to Financial Statements - 95
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Blueprint
SM
Aggressive Fund ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund ("Blueprint Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund ("Blueprint Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund ("Blueprint Capital Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund ("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund ("Blueprint Managed Growth")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I, Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Class Y of Blueprint Aggressive, Blueprint Moderately Aggressive, Blueprint Moderate, Blueprint Moderately Conservative, Blueprint
Conservative, Blueprint Balanced, and Blueprint Capital Appreciation commenced operations on September 12, 2023.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to

96 - Notes to Financial Statements - December 31, 2023 - Blueprint Funds
readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2023. Please refer to the Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 207,059,750 $ – $ – $ 207,059,750
Total $ 207,059,750 $ – $ – $ 207,059,750
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 431,767,310 $ – $ – $ 431,767,310
Total $ 431,767,310 $ – $ – $ 431,767,310
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,936,528,016 $ – $ – $ 1,936,528,016
Total $ 1,936,528,016 $ – $ – $ 1,936,528,016

Blueprint Funds - December 31, 2023 - Notes to Financial Statements - 97
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 524,723,503 $ – $ – $ 524,723,503
Total $ 524,723,503 $ – $ – $ 524,723,503
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 522,318,756 $ – $ – $ 522,318,756
Total $ 522,318,756 $ – $ – $ 522,318,756
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,619,369,569 $ – $ – $ 1,619,369,569
Total $ 1,619,369,569 $ – $ – $ 1,619,369,569
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,940,537,240 $ – $ – $ 1,940,537,240
Total $ 1,940,537,240 $ – $ – $ 1,940,537,240
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 3,965,151 $ – $ – $ 3,965,151
Investment Companies 470,115,574 – – 470,115,574
Total $ 474,080,725 $ – $ – $ 474,080,725
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 11,367,160 $ – $ – $ 11,367,160
Investment Companies 1,092,792,979 – – 1,092,792,979
Total $ 1,104,160,139 $ – $ – $ 1,104,160,139
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

98 - Notes to Financial Statements - December 31, 2023 - Blueprint Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2023, the Funds did not have overdrawn balances.
(c) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint Managed Growth & Income and Blueprint Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, Blueprint Managed Growth & Income and Blueprint Managed Growth may increase their equity exposure to a maximum of 65% or to a minimum of 0% and a maximum of 80% or to a minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

Blueprint Funds - December 31, 2023 - Notes to Financial Statements - 99
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2023:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2023:
Blueprint Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 3,965,151
Total $ 3,965,151
Blueprint Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 11,367,160
Total $ 11,367,160
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (5,340,898)
Total $ (5,340,898)
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (31,913,094)
Total $ (31,913,094)
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 2,676,869
Total $ 2,676,869
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 8,798,062
Total $ 8,798,062
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 37,895,343
Average Notional Balance Short $ 12,059,728

100 - Notes to Financial Statements - December 31, 2023 - Blueprint Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2023, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(e) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2023 are primarily attributable to investments in regulated investment companies, non-taxable distributions and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2023 may primarily be attributable to mark-to-market adjustments on futures and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2023 were as follows:
(f) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 104,117,506
Average Notional Balance Short $ 60,628,812
Fund Capital
Total
Distributable
Earnings (Loss)
Blueprint Aggressive $ 19,740,953 $ (19,740,953)
Blueprint Moderately Aggressive 45,378,445 (45,378,445)
Blueprint Moderate 186,473,450 (186,473,450)
Blueprint Moderately Conservative 39,367,639 (39,367,639)
Blueprint Conservative 27,519,207 (27,519,207)
Blueprint Balanced 131,548,952 (131,548,952)
Blueprint Capital Appreciation 207,127,103 (207,127,103)
Blueprint Managed Growth & Income 39,635,050 (39,635,050)
Blueprint Managed Growth 109,058,899 (109,058,899)

Blueprint Funds - December 31, 2023 - Notes to Financial Statements - 101
As of December 31, 2023, the estimated maximum amounts each Fund may claim as consent dividends for 2023 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(g) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Blueprint Managed Growth & Income and
Blueprint Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund
Ordinary Distribution
Available for Consent
Dividend
Blueprint Aggressive $ 8,258,027
Blueprint Moderately Aggressive 17,459,650
Blueprint Moderate 76,832,610
Blueprint Moderately Conservative 19,852,559
Blueprint Conservative 18,267,003
Blueprint Balanced 61,927,437
Blueprint Capital Appreciation 73,234,139
Blueprint Managed Growth & Income 19,151,676
Blueprint Managed Growth 46,399,917
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%

102 - Notes to Financial Statements - December 31, 2023 - Blueprint Funds
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $62,994 during the year ended December 31, 2023.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2024.
During the year ended December 31, 2023, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2023, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Fund
Advisory Fee
Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10
Blueprint Moderate 0.10
Blueprint Moderately Conservative 0.10
Blueprint Conservative 0.10
Blueprint Balanced 0.10
Blueprint Capital Appreciation 0.10
Fund Amount
Blueprint Aggressive $ 177,882
Blueprint Moderately Aggressive 406,855
Blueprint Moderate 1,904,656
Blueprint Moderately Conservative 533,255
Blueprint Conservative 539,233
Blueprint Balanced 1,598,689
Blueprint Capital Appreciation 1,896,718
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.10%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.20 0.10 0.10
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.20 0.10 0.10

Blueprint Funds - December 31, 2023 - Notes to Financial Statements - 103
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the year ended December 31, 2023, certain Funds reimbursed NFA in the following amounts:
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Managed Growth & Income 0.22 % N/A 0.05%
Blueprint Managed Growth 0.22 N/A 0.03
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25
Blueprint Moderate All Classes 0.25
Blueprint Moderately Conservative All Classes 0.25
Blueprint Conservative All Classes 0.25
Blueprint Balanced All Classes 0.25
Blueprint Capital Appreciation All Classes 0.25
Blueprint Managed Growth & Income All Classes 0.10
Blueprint Managed Growth All Classes 0.07
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount Total
Blueprint Aggressive $ — $ — $ — $ —
Blueprint Moderately Aggressive — — — —
Blueprint Moderate — — — —
Blueprint Moderately Conservative — — — —
Blueprint Conservative — — — —
Blueprint Balanced — — — —
Blueprint Capital Appreciation — — — —
Blueprint Managed Growth & Income 1,008,840 883,701 808,135 2,700,676
Blueprint Managed Growth 2,656,110 2,380,815 2,139,720 7,176,645
Fund Amount
Blueprint Aggressive
$ 6,844
Blueprint Moderately Aggressive
3,416

104 - Notes to Financial Statements - December 31, 2023 - Blueprint Funds
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2023, NFM earned an aggregate of $2,193,761 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2023, the Funds' aggregate portion of such costs amounted to $37,469.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2024:
During the year ended December 31, 2023, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16
Blueprint Moderate 0.16
Blueprint Moderately Conservative 0.16
Blueprint Conservative 0.16
Blueprint Balanced 0.16
Blueprint Capital Appreciation 0.16
Blueprint Managed Growth & Income 0.05
Blueprint Managed Growth 0.05
Fund Amount
Blueprint Aggressive $ 197,926
Blueprint Moderately Aggressive 496,213
Blueprint Moderate 2,966,042
Blueprint Moderately Conservative 843,047
Blueprint Conservative 850,720
Blueprint Balanced 2,519,492
Blueprint Capital Appreciation 2,965,228
Blueprint Managed Growth & Income 241,950
Blueprint Managed Growth 562,878

Blueprint Funds - December 31, 2023 - Notes to Financial Statements - 105
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the year ended December 31, 2023, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2023, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the year ended December 31, 2023 were as follows:
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $ 266,824
Blueprint Moderately Aggressive 610,288
Blueprint Moderate 2,857,016
Blueprint Moderately Conservative 799,890
Blueprint Conservative 808,859
Blueprint Balanced 2,398,062
Blueprint Capital Appreciation 2,844,989
Blueprint Managed Growth & Income 734,680
Blueprint Managed Growth 1,700,490
Blueprint Aggressive
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,363,167 11,163,201 2,190,107 (1,485,803) (433,636) 1,952,434 13,386,303 319,765 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,824,758 12,814,277 2,075,511 (1,490,650) (679,609) 1,933,278 14,652,807 466,300 —
NVIT GS International Equity
Insights Fund, Class Y 2,759,308 23,482,494 4,547,098 (3,767,409) (315,414) 4,005,022 27,951,791 847,975 —
NVIT GS Large Cap Equity
Fund, Class Y 6,991,694 63,962,678 6,904,652 (5,896,117) (1,941,558) 16,256,154 79,285,809 684,974 —
NVIT GS Small Cap Equity
Insights Fund, Class Y 989,771 7,911,199 1,768,461 (846,787) (329,417) 1,968,326 10,471,782 99,459 —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,065,625 27,038,022 12,326,188 (2,608,829) (139,884) (2,648,368) 33,967,129 4,943,076 4,962,505

106 - Notes to Financial Statements - December 31, 2023 - Blueprint Funds
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Bond Fund,
Class R6 241,234 1,557,425 441,335 (36,155) (8,928) 46,150 1,999,827 63,885 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 1,012,473 8,092,999 2,176,831 (526,307) (114,969) 425,307 10,053,861 369,605 —
NVIT Core Bond Fund,
Class Y 1,672,915 6,434,275 9,504,642 (781,240) (186,666) 319,430 15,290,441 411,633 —
Total 162,456,570 41,934,825 (17,439,297) (4,150,081) 24,257,733 207,059,750 8,206,672 4,962,505
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 2,562,627 21,925,275 1,217,534 (871,795) (334,764) 3,228,743 25,164,993 607,973 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,476,492 24,918,018 2,079,521 (1,548,382) (558,607) 3,025,683 27,916,233 912,098 —
NVIT GS International Equity
Insights Fund, Class Y 5,213,744 50,479,697 2,500,132 (7,686,889) (523,624) 8,045,908 52,815,224 1,637,566 —
NVIT GS Large Cap Equity
Fund, Class Y 12,780,523 140,589,786 2,506,987 (27,012,808) 598,152 28,249,010 144,931,127 1,277,625 —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,870,683 17,344,988 824,721 (1,592,119) (612,292) 3,826,523 19,791,821 188,431 —
NVIT U.S. 130/30 Equity
Fund, Class Y 5,691,256 60,743,592 19,197,471 (11,928,548) 823,253 (5,776,649) 63,059,119 9,561,790 9,609,029
Nationwide Bond Fund,
Class R6 1,032,364 6,242,872 2,197,328 (1,834) (496) 120,431 8,558,301 279,594 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 4,297,922 37,583,373 4,873,618 (1,131,311) (252,079) 1,604,763 42,678,364 1,574,479 —
NVIT Core Bond Fund,
Class Y 5,126,053 29,644,567 18,110,759 (1,387,119) (367,516) 851,437 46,852,128 1,499,279 —
Total 389,472,168 53,508,071 (53,160,805) (1,227,973) 43,175,849 431,767,310 17,538,835 9,609,029
Blueprint Moderate
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 6,003,374 57,531,878 1,455,089 (7,055,426) (1,397,714) 8,419,302 58,953,129 1,443,307 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 13,334,433 108,128,251 3,542,342 (14,752,433) (5,509,327) 15,666,661 107,075,494 3,542,342 —
NVIT GS International Equity
Insights Fund, Class Y 15,884,271 167,911,950 5,054,088 (36,021,644) (1,995,263) 25,958,532 160,907,663 5,054,089 —
NVIT GS Large Cap Equity
Fund, Class Y 44,709,384 538,442,904 3,666,892 (142,747,096) 4,106,595 103,535,118 507,004,413 3,666,890 —
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,631,432 51,817,906 468,096 (11,771,748) (1,104,958) 9,591,250 49,000,546 468,097 —
NVIT U.S. 130/30 Equity
Fund, Class Y 20,194,677 234,816,176 69,511,369 (63,750,044) 7,053,382 (23,873,866) 223,757,017 34,660,860 34,850,509
Nationwide Bond Fund,
Class R6 5,874,892 44,642,661 4,298,484 (1,060,136) (268,546) 1,090,392 48,702,855 1,699,584 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 31,370,442 295,808,773 17,260,635 (12,031,931) (2,753,136) 13,224,144 311,508,485 11,499,068 —
NVIT Core Bond Fund,
Class Y 35,971,595 256,512,758 78,270,801 (10,472,269) (2,800,800) 7,269,886 328,780,376 10,534,274 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 3,431,047 27,269,157 1,796,004 (425,011) (87,836) 714,513 29,266,827 1,016,614 —
NVIT Loomis Short Term
Bond Fund, Class Y 11,561,784 111,733,631 6,372,973 (8,772,028) (731,808) 2,968,443 111,571,211 4,374,137 —
Total 1,894,616,045 191,696,773 (308,859,766) (5,489,411) 164,564,375 1,936,528,016 77,959,262 34,850,509

Blueprint Funds - December 31, 2023 - Notes to Financial Statements - 107
Blueprint Moderately Conservative
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 797,736 8,596,124 193,825 (1,952,091) (315,574) 1,311,480 7,833,764 193,608 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,010,385 18,206,181 532,014 (4,265,504) (1,503,815) 3,174,512 16,143,388 532,014 —
NVIT GS International Equity
Insights Fund, Class Y 3,396,634 38,799,162 1,112,804 (11,047,254) (411,842) 5,955,033 34,407,903 1,112,804 —
NVIT GS Large Cap Equity
Fund, Class Y 7,556,180 100,131,185 1,415,357 (35,213,426) 1,208,418 18,145,552 85,687,086 769,967 —
NVIT GS Small Cap Equity
Insights Fund, Class Y 740,820 8,596,124 74,874 (2,231,267) (331,246) 1,729,393 7,837,878 74,874 —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,608,883 45,128,523 12,839,715 (15,158,812) 1,821,217 (4,644,223) 39,986,420 6,372,418 6,410,995
Nationwide Bond Fund,
Class R6 2,582,239 21,818,926 886,501 (1,675,723) (358,691) 735,745 21,406,758 783,154 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,166,149 11,337,201 472,705 (1,285,765) (71,230) 19,105 10,472,016 451,963 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 10,253,365 104,361,563 3,975,684 (10,141,784) (2,059,368) 5,679,817 101,815,912 3,760,602 —
NVIT Core Bond Fund,
Class Y 13,390,927 109,937,327 21,295,310 (10,828,394) (2,557,863) 4,546,697 122,393,077 3,929,088 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,256,938 11,090,749 373,031 (997,834) (179,543) 435,282 10,721,685 373,031 —
NVIT Loomis Short Term
Bond Fund, Class Y 6,841,204 71,096,241 3,289,943 (9,757,301) (786,248) 2,174,981 66,017,616 2,624,956 —
Total 549,099,306 46,461,763 (104,555,155) (5,545,785) 39,263,374 524,723,503 20,978,479 6,410,995
Blueprint Conservative
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 990,163 9,542,372 557,245 (3,037,663) (1,013,003) 1,902,060 7,951,011 262,607 —
NVIT GS International Equity
Insights Fund, Class Y 1,903,706 22,759,490 1,508,421 (8,217,348) (323,593) 3,557,567 19,284,537 611,225 —
NVIT GS Large Cap Equity
Fund, Class Y 4,138,184 53,623,613 4,856,070 (21,933,691) 526,485 9,854,524 46,927,001 408,240 —
NVIT GS Small Cap Equity
Insights Fund, Class Y 248,350 2,922,518 150,092 (929,995) (364,686) 849,609 2,627,538 24,966 —
NVIT U.S. 130/30 Equity
Fund, Class Y 1,804,682 22,649,738 7,012,350 (8,420,152) 1,304,097 (2,550,160) 19,995,873 3,098,096 3,079,729
Nationwide Bond Fund,
Class R6 3,545,188 31,127,460 1,346,660 (3,620,566) (772,509) 1,308,560 29,389,605 1,087,882 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,317,625 22,734,950 1,031,260 (2,855,098) (206,680) 107,840 20,812,272 904,089 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 12,912,984 134,957,010 6,493,590 (17,949,743) (3,618,754) 8,343,833 128,225,936 4,734,275 —
NVIT Core Bond Fund,
Class Y 15,209,232 134,990,331 18,026,357 (16,558,807) (3,999,835) 6,554,336 139,012,382 4,449,981 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,560,430 14,323,032 563,011 (1,912,198) (336,785) 673,412 13,310,472 462,976 —
NVIT Loomis Short Term
Bond Fund, Class Y 9,821,982 112,748,385 6,287,581 (26,559,343) (2,064,157) 4,369,663 94,782,129 3,875,274 —
Total 562,378,899 47,832,637 (111,994,604) (10,869,420) 34,971,244 522,318,756 19,919,611 3,079,729

108 - Notes to Financial Statements - December 31, 2023 - Blueprint Funds
Blueprint Balanced
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 4,141,441 41,266,570 998,048 (6,545,748) (1,189,823) 6,139,902 40,668,949 997,451 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 8,130,487 69,114,954 2,320,860 (12,515,574) (4,524,806) 10,892,377 65,287,811 2,169,759 —
NVIT GS International Equity
Insights Fund, Class Y 13,839,903 145,281,692 4,422,450 (30,726,694) (1,255,424) 22,476,194 140,198,218 4,422,450 —
NVIT GS Large Cap Equity
Fund, Class Y 29,313,963 355,215,893 5,108,944 (98,860,393) 3,382,591 67,573,305 332,420,340 2,969,616 —
NVIT GS Small Cap Equity
Insights Fund, Class Y 3,061,104 33,260,321 309,384 (6,785,516) (385,160) 5,987,448 32,386,477 309,384 —
NVIT U.S. 130/30 Equity
Fund, Class Y 13,617,980 155,824,822 47,341,542 (41,281,725) 4,244,751 (15,242,176) 150,887,214 23,341,926 23,414,842
Nationwide Bond Fund,
Class R6 6,908,021 56,264,443 2,540,895 (2,563,180) (562,171) 1,587,505 57,267,492 2,052,390 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 29,642,096 287,973,642 13,540,862 (17,351,311) (3,579,906) 13,762,724 294,346,011 10,864,244 —
NVIT Core Bond Fund,
Class Y 35,577,832 272,350,816 65,483,659 (17,600,201) (4,263,541) 9,210,650 325,181,383 10,433,163 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,895,123 24,541,602 856,944 (1,290,923) (214,579) 802,356 24,695,400 856,945 —
NVIT Loomis Short Term
Bond Fund, Class Y 16,168,940 160,014,524 8,569,237 (15,698,226) (1,371,846) 4,516,585 156,030,274 6,117,149 —
Total 1,601,109,279 151,492,825 (251,219,491) (9,719,914) 127,706,870 1,619,369,569 64,534,477 23,414,842
Blueprint Capital Appreciation
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 9,053,165 87,266,155 2,291,986 (11,321,357) (2,137,054) 12,802,352 88,902,082 2,167,241 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 15,118,087 124,156,337 4,021,947 (18,285,188) (6,630,905) 18,136,047 121,398,238 4,021,947 —
NVIT GS International Equity
Insights Fund, Class Y 18,836,403 190,757,305 6,005,987 (33,909,130) (1,660,774) 29,619,374 190,812,762 5,979,660 —
NVIT GS Large Cap Equity
Fund, Class Y 53,657,331 629,000,982 5,379,308 (152,140,234) 4,372,004 121,862,075 608,474,135 5,379,309 —
NVIT GS Small Cap Equity
Insights Fund, Class Y 6,517,445 68,279,124 658,715 (11,652,255) (4,683,938) 16,352,923 68,954,569 658,715 —
NVIT U.S. 130/30 Equity
Fund, Class Y 20,484,255 228,302,776 69,484,685 (53,971,834) 4,596,118 (21,446,203) 226,965,542 34,438,275 35,046,413
Nationwide Bond Fund,
Class R6 4,698,533 36,772,132 2,103,841 (598,854) (163,481) 837,197 38,950,835 1,375,203 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 23,447,154 225,501,010 12,501,126 (13,115,011) (2,862,782) 10,805,891 232,830,234 8,593,937 —
NVIT Core Bond Fund,
Class Y 31,488,584 224,949,255 72,598,417 (13,667,205) (3,401,283) 7,326,472 287,805,656 9,236,654 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,304,876 18,665,902 681,504 (130,356) (21,481) 465,025 19,660,594 681,504 —
NVIT Loomis Short Term
Bond Fund, Class Y 5,780,580 56,828,862 2,938,217 (5,121,676) (432,348) 1,569,538 55,782,593 2,186,950 —
Total 1,890,479,840 178,665,733 (313,913,100) (13,025,924) 198,330,691 1,940,537,240 74,719,395 35,046,413

Blueprint Funds - December 31, 2023 - Notes to Financial Statements - 109
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,092,028 10,971,102 391,214 (1,944,218) (378,992) 1,684,607 10,723,713 268,223 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,210,932 18,395,174 999,349 (3,297,931) (1,246,768) 2,903,962 17,753,786 633,166 —
NVIT GS International Equity
Insights Fund, Class Y 3,690,461 45,186,332 1,699,936 (15,952,990) (464,784) 6,915,873 37,384,367 1,257,766 —
NVIT GS Large Cap Equity
Fund, Class Y 8,280,883 108,499,195 1,937,881 (37,653,463) 1,135,179 19,986,422 93,905,214 832,456 —
NVIT GS Small Cap Equity
Insights Fund, Class Y 806,347 9,527,412 181,496 (2,725,177) (152,897) 1,700,316 8,531,150 83,236 —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,662,282 59,451,571 14,790,295 (31,160,522) 3,384,756 (5,888,017) 40,578,083 7,126,744 7,184,534
Nationwide Bond Fund,
Class R6 1,975,859 14,405,147 3,533,116 (1,830,687) (384,570) 656,865 16,379,871 556,758 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 8,502,736 75,740,289 15,437,317 (9,414,962) (1,759,448) 4,428,976 84,432,172 3,138,200 —
NVIT Core Bond Fund,
Class Y 11,765,920 71,565,804 44,697,261 (9,949,123) (2,243,672) 3,470,235 107,540,505 3,448,393 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 820,286 6,275,066 1,371,114 (784,580) (140,240) 275,677 6,997,037 244,757 —
NVIT Loomis Short Term
Bond Fund, Class Y 4,755,407 43,584,646 7,486,063 (6,066,870) (457,709) 1,343,546 45,889,676 1,811,788 —
Total 463,601,738 92,525,042 (120,780,523) (2,709,145) 37,478,462 470,115,574 19,401,487 7,184,534
Blueprint Managed Growth
Security Description
Shares/Principal
at December 31,
2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 3,114,296 29,502,562 2,478,065 (5,014,371) (974,840) 4,590,967 30,582,383 756,110 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 7,091,189 55,572,169 6,087,104 (9,813,882) (3,505,078) 8,601,936 56,942,249 2,016,671 —
NVIT GS International Equity
Insights Fund, Class Y 8,264,724 95,578,375 3,178,330 (28,875,236) (839,608) 14,679,792 83,721,653 2,800,304 —
NVIT GS Large Cap Equity
Fund, Class Y 24,666,934 316,449,964 3,730,890 (102,529,013) 2,942,132 59,129,056 279,723,029 2,474,510 —
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,388,903 26,736,141 357,304 (6,273,255) (345,754) 4,800,159 25,274,595 246,120 —
NVIT U.S. 130/30 Equity
Fund, Class Y 10,691,832 171,823,530 41,505,490 (88,123,393) 8,382,956 (15,123,083) 118,465,500 20,170,187 20,801,620
Nationwide Bond Fund,
Class R6 3,268,088 23,032,876 6,400,997 (2,783,364) (586,187) 1,028,127 27,092,449 909,392 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 17,530,536 151,484,158 35,632,662 (18,402,413) (3,491,035) 8,854,855 174,078,227 6,465,010 —
NVIT Core Bond Fund,
Class Y 23,727,401 132,353,205 99,983,953 (17,682,102) (4,087,618) 6,301,012 216,868,450 6,940,131 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,902,398 14,138,924 3,458,016 (1,670,018) (296,950) 597,479 16,227,451 567,376 —
NVIT Loomis Short Term
Bond Fund, Class Y 6,613,160 56,851,450 14,284,364 (8,491,375) (638,587) 1,811,141 63,816,993 2,516,594 —
Total 1,073,523,354 217,097,175 (289,658,422) (3,440,569) 95,271,441 1,092,792,979 45,862,405 20,801,620
* Purchases include reinvestment of income and realized gain distributions, as applicable.

110 - Notes to Financial Statements - December 31, 2023 - Blueprint Funds
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the year ended December 31, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2023, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended December 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of
NMF or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.
Fund Purchases
*
Sales
Blueprint Aggressive $ 41,934,825 $ 17,439,297
Blueprint Moderately Aggressive 53,508,071 53,160,805
Blueprint Moderate 192,531,046 308,859,766
Blueprint Moderately Conservative 46,439,335 104,555,155
Blueprint Conservative 47,796,560 111,994,604
Blueprint Balanced 151,442,360 251,219,491
Blueprint Capital Appreciation 179,090,054 313,913,100
Blueprint Managed Growth & Income 92,511,313 120,780,523
Blueprint Managed Growth 217,525,947 289,658,422
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Blueprint Funds - December 31, 2023 - Notes to Financial Statements - 111
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ 154,429 $ 10,969,241 $ 11,123,670 $ – $ 11,123,670
Blueprint Moderately Aggressive 473,761 25,623,940 26,097,701 – 26,097,701
Blueprint Moderate 604,331 120,910,780 121,515,111 – 121,515,111
Blueprint Moderately Conservative 265,183 25,949,487 26,214,670 – 26,214,670
Blueprint Conservative 751,352 10,045,588 10,796,940 – 10,796,940
Blueprint Balanced – 79,114,478 79,114,478 – 79,114,478
Blueprint Capital Appreciation – 138,293,420 138,293,420 – 138,293,420
Blueprint Managed Growth & Income – – – – –
Blueprint Managed Growth 595 19,003,839 19,004,434 – 19,004,434
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ 136,739 $ 498,206 $ 634,945 $ – $ 634,945
Blueprint Moderately Aggressive 254,474 7,418,405 7,672,879 – 7,672,879
Blueprint Moderate 977,668 59,318,570 60,296,238 – 60,296,238
Blueprint Moderately Conservative 384,991 15,712,967 16,097,958 – 16,097,958
Blueprint Conservative 501,587 12,544,944 13,046,531 – 13,046,531
Blueprint Balanced 114,800 57,887,003 58,001,803 – 58,001,803
Blueprint Capital Appreciation 1,452,296 87,009,484 88,461,780 – 88,461,780
Blueprint Managed Growth & Income – – – – –
Blueprint Managed Growth – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

112 - Notes to Financial Statements - December 31, 2023 - Blueprint Funds
As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2023, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of December 31, 2023, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2023.
During the year ended December 31, 2023, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Blueprint Aggressive $ 8,258,027 $ 2,401,023 $ 10,659,050 $ – $ – $ 3,605,273 $ 14,264,323
Blueprint Moderately Aggressive 18,292,627 6,695,407 24,988,034 – – 9,150,683 34,138,717
Blueprint Moderate 79,982,544 22,641,347 102,623,891 – – (31,108,758) 71,515,133
Blueprint Moderately Conservative 20,485,664 – 20,485,664 – – (27,313,232) (6,827,568)
Blueprint Conservative 18,267,003 – 18,267,003 – (6,014,399) (45,473,512) (33,220,908)
Blueprint Balanced 64,891,418 9,891,410 74,782,828 – – (57,820,707) 16,962,121
Blueprint Capital Appreciation 76,778,923 14,408,375 91,187,298 – – 313,109 91,500,407
Blueprint Managed Growth & Income 19,151,676 – 19,151,676 – (6,746,619) (14,281,320) (1,876,263)
Blueprint Managed Growth 46,399,917 – 46,399,917 – (3,860,592) (13,420,515) 29,118,810
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 203,454,477 $ 12,035,818 $ (8,430,545) $ 3,605,273
Blueprint Moderately Aggressive 422,616,627 27,780,078 (18,629,395) 9,150,683
Blueprint Moderate 1,967,636,774 98,172,291 (129,281,049) (31,108,758)
Blueprint Moderately Conservative 552,036,735 17,245,999 (44,559,231) (27,313,232)
Blueprint Conservative 567,792,269 11,531,249 (57,004,762) (45,473,513)
Blueprint Balanced 1,677,190,276 65,734,556 (123,555,263) (57,820,707)
Blueprint Capital Appreciation 1,940,224,131 111,262,077 (110,948,968) 313,109
Blueprint Managed Growth & Income 488,362,045 18,086,265 (32,367,585) (14,281,320)
Blueprint Managed Growth 1,117,580,654 51,774,530 (65,195,045) (13,420,515)
Fund Amount
Blueprint Conservative $ (6,014,399)
Blueprint Managed Growth & Income (6,746,619)
Blueprint Managed Growth (3,860,592)
Fund Utilized
Blueprint Managed Growth & Income $ 3,563,031

Blueprint Funds - December 31, 2023 - Report of Independent Registered Public Accounting Firm - 113
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Blueprint
SM
Aggressive
Fund, NVIT Blueprint
SM
Moderately Aggressive Fund, NVIT Blueprint
SM
Moderate Fund, NVIT Blueprint
SM
Moderately
Conservative Fund, NVIT Blueprint
SM
Conservative Fund, NVIT Blueprint
SM
Balanced Fund, NVIT Blueprint
SM
Capital
Appreciation Fund, NVIT Blueprint
SM
Managed Growth & Income Fund and NVIT Blueprint
SM
Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT
Blueprint
SM
Aggressive Fund, NVIT Blueprint
SM
Moderately Aggressive Fund, NVIT Blueprint
SM
Moderate Fund, NVIT Blueprint
SM
Moderately Conservative Fund, NVIT Blueprint
SM
Conservative Fund, NVIT Blueprint
SM
Balanced Fund, NVIT Blueprint
SM
Capital
Appreciation Fund, NVIT Blueprint
SM
Managed Growth & Income Fund and NVIT Blueprint
SM
Managed Growth Fund (nine of the
funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December
31, 2023 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

114 - Supplemental Information - December 31, 2023 (Unaudited) - Blueprint Funds
NVIT Blueprint Aggressive Fund
NVIT Blueprint Balanced Fund
NVIT Blueprint Capital Appreciation Fund
NVIT Blueprint Conservative Fund
NVIT Blueprint Managed Growth Fund
NVIT Blueprint Managed Growth & Income Fund
NVIT Blueprint Moderate Fund
NVIT Blueprint Moderately Aggressive Fund
NVIT Blueprint Moderately Conservative Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and any Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i)
by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the
Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.

Blueprint Funds - December 31, 2023 (Unaudited) - Supplemental Information - 115
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2023 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information.  The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel.  At the Trustees’ regular quarterly meeting in December 2023, the Trustees met to give final consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and any Sub-Adviser.
• The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser (if applicable); reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.
• The Adviser’s and any Sub-Adviser’s personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment processes; the Adviser’s risk assessment and risk management capabilities;
and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Adviser (if applicable).
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups and performance universes over various time periods.
With respect to NVIT Blueprint Aggressive Fund, NVIT Blueprint Managed Growth Fund, NVIT Blueprint Managed Growth &
Income Fund, and NVIT Blueprint Moderately Aggressive Fund, the Trustees considered that each Fund was shown to pay actual management fees at levels equal to or lower than its peer group median and each Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was within what the Trustees considered a generally acceptable range of the Fund’s peer group median.
With respect to NVIT Blueprint Conservative Fund, the Trustees considered that although the Fund was shown to pay actual management fees at a level higher than its peer group median, the total expense ratio (including 12b-1/non-12b-1 fees) of NVIT
Blueprint Conservative Fund was lower than the Fund’s median and in the second quintile of its peer group. With respect to the remaining Funds (NVIT Blueprint Balanced Fund, NVIT Blueprint Capital Appreciation Fund, NVIT Blueprint Moderate Fund,
and NVIT Blueprint Moderately Conservative Fund), the Trustees considered that, although each Fund was shown to pay actual management fees higher than its peer group median, the total expense ratio (including 12b-1/non-12b-1 fees) was within what the
Trustees considered a generally acceptable range of the Fund’s peer group median. The Trustees also considered the Adviser’s statements that mutual funds with a volatility overlay (such as NVIT Blueprint Managed Growth Fund and NVIT Blueprint Managed
Growth & Income Fund) generally have higher expenses compared to mutual funds without a volatility overlay and the Fund’s peer group was comprised of a mixture of funds, including peers without a volatility overlay. The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a

116 - Supplemental Information - December 31, 2023 (Unaudited) - Blueprint Funds
comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services (including as between a fund-of-funds and its underlying funds) within such structures and considered that the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
The Trustees considered that each Fund, other than NVIT Blueprint Conservative Fund, NVIT Blueprint Managed Growth & Income
Fund, and NVIT Blueprint Moderately Conservative Fund, was shown to have experienced three-year performance for the period ended June 30, 2023 above its performance universe median.  With respect to NVIT Blueprint Conservative Fund, the Trustees noted that, for the periods ended June 30, 2023, the Fund had experienced three-year performance in the fourth quintile of its performance universe, two-year performance in the second quintile of its performance universe, and one-year performance in the fourth quintile of its performance universe. With respect to NVIT Blueprint Moderately Conservative Fund, the Trustees noted that, for the periods ended June 30, 2023, the Fund had experienced three-year performance in the fourth quintile of its performance universe, two-year performance in the third quintile of its performance universe, and one-year performance in the fourth quintile of its performance universe. With respect to NVIT Blueprint Managed Growth & Income Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy may have the effect of causing the Fund to underperform its peers under various market conditions such as those prevailing in recent periods, but that the overlay is performing as intended.  As to
NVIT Blueprint Conservative Fund, NVIT Blueprint Moderately Conservative Fund, and NVIT Blueprint Managed Growth & Income
Fund the Trustees considered the Adviser’s statements that the Funds underperformed due to a number of factors, including the performance of the specific underlying funds in which the Funds invested. The Trustees considered changes that the Adviser has made to the Funds’ asset allocations and that it expects to make going forward in an effort to improve the Funds’ performance.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreements.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are generally subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Other Federal Tax Information
For the year ended December 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.
For the taxable year ended December 31, 2023, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
Blueprint Aggressive 13.90%
Blueprint Moderately Aggressive 11.87
Blueprint Moderate 9.64
Blueprint Moderately Conservative 6.63
Blueprint Conservative 3.76
Blueprint Balanced 7.93
Blueprint Capital Appreciation 11.35
Blueprint Managed Growth & Income 7.79
Blueprint Managed Growth 9.44

Blueprint Funds - December 31, 2023 (Unaudited) - Supplemental Information - 117
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2023, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2023, the foreign tax credit for each Fund was as follows:
Fund Amount
Blueprint Aggressive $ 10,969,241
Blueprint Moderately Aggressive 25,623,940
Blueprint Moderate 120,910,780
Blueprint Moderately Conservative 25,949,487
Blueprint Conservative 10,045,588
Blueprint Balanced 79,114,478
Blueprint Capital Appreciation 138,293,420
Blueprint Managed Growth & Income –
Blueprint Managed Growth 19,003,839
Fund Amount Per Share
Blueprint Aggressive $ 1,226,171 $ 0.0731
Blueprint Moderately Aggressive 2,369,824 0.0566
Blueprint Moderate 7,420,755 0.0421
Blueprint Moderately Conservative 1,375,281 0.0283
Blueprint Conservative 654,669 0.0130
Blueprint Balanced 5,697,985 0.0391
Blueprint Capital Appreciation 8,969,454 0.0495
Blueprint Managed Growth & Income 1,587,754 0.0372
Blueprint Managed Growth 4,063,792 0.0425
Fund Amount Per Share
Blueprint Aggressive $ 164, 218 $ 0.0098
Blueprint Moderately Aggressive 318,934 0.0076
Blueprint Moderate 1,105,700 0.0063
Blueprint Moderately Conservative 188,183 0.0039
Blueprint Conservative 92,135 0.0018
Blueprint Balanced 770,463 0.0053
Blueprint Capital Appreciation 1,298,324 0.0072
Blueprint Managed Growth & Income 221,504 0.0052
Blueprint Managed Growth 621,053 0.0065

Blueprint Funds - December 31, 2023 - Management Information - 119
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

120 - Management Information - December 31, 2023 - Blueprint Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2023, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

Blueprint Funds - December 31, 2023 - Management Information - 121
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

122 - Market Index Definitions - December 31, 2023 - Blueprint Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Blueprint Funds - December 31, 2023 - Market Index Definitions - 123
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

124 - Market Index Definitions - December 31, 2023 - Blueprint Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.

Blueprint Funds - December 31, 2023 - Market Index Definitions - 125
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

126 - Market Index Definitions - December 31, 2023 - Blueprint Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-BP (2-24)

Annual Report
December 31, 2023
Nationwide Variable Insurance Trust
Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/nvit-funds/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024

Message to Investors 1
Fund Commentaries 5
Shareholder Expense Example 27
Statements of Investments 29
Statements of Assets and Liabilities 34
Statements of Operations 38
Statements of Changes in Net Assets 40
Financial Highlights 44
Notes to Financial Statements 49
Report of Independent Registered Public Accounting Firm 64
Supplemental Information 65
Management Information 73
Market Index Definitions 76

Nationwide Variable Insurance Trust - December 31, 2023 - 1
Message to Investors
Dear Investor,
Over the past year, our business has remained committed to three cardinal principles -
collaboration, excellence, and disciplined leadership - as the guiding forces behind our operations. Despite market volatility, our focus has remained unwaveringly fixed on the business's long-term goals. Our success depends on strong relationships with our employees, management teams, and investors, and we are committed to creating long-term value with them. We operate with a forward-thinking mentality, utilizing innovative strategies to support our clients' long-term objectives. Further, our strong results for 2023 reflected our constant focus on the needs of our investors, the uniqueness and breadth of our services, and our industry expertise. Above all, we recognize that our customers' trust and confidence are vital. Therefore, we work diligently to earn and maintain it through consistent, dependable service.
Macro Commentary
For much of 2023, economic prognostications for 2023 enthralled investors with complex narratives subject to diverse interpretations. Throughout most of the reporting period, some market participants convinced themselves that a soft landing was empirically challenging to pull off, and therefore 2023 would usher in a recession. More specifically, fears of elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve ("Fed"). As such, one of the critical macroeconomic themes during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
As 2023 transpired, investors likely realized the cornucopia of available economic data did not necessarily indicate an impending recession. As such, economic data delivered stronger-than-
expected results, and a positive disinflation trend helped investors realize that the Fed had likely cooled inflation measurably without inducing a recessionary shock to the economy, highlighting the peril of succumbing to overly pessimistic forecasts. Additionally, throughout most of 2023, market participants observed a resilient labor market with job growth that ended the year on a solid note; however, the pace of job gains slowed from the unsustainably high rates recorded in the first quarter of the reporting period. In other words, the foundational elements for a soft landing began to take shape in the latter part of 2023, helping to assuage investor angst that the Fed would remain too restrictive.
Better-than-expected economic data throughout most of the reporting period indicated that the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of
2023 and even into early 2024. During the reporting period, the economic narrative unfolded as an intricate chess match featuring the bond market and the Fed as opposing players. As such, economic data releases became a nuanced battleground where the bond market and the Fed strategically vied for control to shape the narrative around the timing and magnitude of interest rate cuts.
Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross

2 - December 31, 2023 - Nationwide Variable Insurance Trust
domestic product grew 2.2% in the first quarter of 2023, modestly increased by an annualized
2.1% rate in the second quarter and registered a blistering 4.9% annualized growth rate for the third quarter of 2023. Moreover, receding inflation likely boosted consumer spending and resilience, a key theme for 2023. Although consumer spending acted as a tailwind, investors focused on mounting consumer credit card debt and rising delinquencies due to higher financing costs. Nevertheless, lower headline inflation and a strong labor market during the reporting period suggested that healthy real disposable income growth supported consumption, a key driver of economic growth.
For much of 2023, the conversation surrounding inflation has demonstrably shifted; moreover, the pace of price increases eased considerably relative to a year ago; most recently, the
December consumer price index report helped confirm some strategists' conviction that the
Fed was likely done hiking interest rates.
Asset Class
Despite various economic challenges, the equity markets delivered respectable returns during the reporting period. If investors depended solely on economic headlines to make investment decisions, they might have felt discouraged about the market in 2023, just as they did in 2022.
For example, several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P 500
®
Index (S&P
500) started the period with a modest cumulative return of 3.15% between January and March
23, 2023. Likewise, most of the S&P 500's return attribution resulted from multiple expansion.
To illustrate, the S&P 500's blended next twelve months price-to-earnings ratio swelled to over
19x in December from 16x at the beginning of the reporting period.
During most of the reporting period, the narrative revolved around the “Magnificent Seven,”
seven large-cap Technology and Communication Services stocks responsible for a majority of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional banking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets. As such, the Magnificent Seven stocks delivered stunning returns in 2023 and significantly contributed to the massive outperformance of large caps in 2023. As of December
30th, 2023, these seven stocks comprised approximately 28% of the S&P 500 and had a median return of nearly 81% for the reporting period.
Despite some market participants' consternation over poor market breadth during the first half of 2023, the NASDAQ gained a respectable 37% return through July, handily outperforming the
S&P 500 and the Russell 2000
®
Index. Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or something more nefarious, such as a bear market rally. Market participants had varying judgments on distinguishing a new bull market during the reporting period. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak
(on January 1, 2022, for the S&P 500). Despite the debate, on October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on October 12, 2022, up more than
21%. Curiously, the bull market rally that began on October 12, 2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
The equity market's narrowness broadened as the latter half of the reporting period unfolded.
Further, greater participation was a sign that a more solid fundamental backdrop might be forming for the market. Despite this, weaker seasonality in August and September remained a headwind for the market and dampened investor sentiment. Then, toward the last quarter of the reporting period, the market's journey from a somber symphony of dire market sentiment and bearish market positioning during the selloff from July through October orchestrated a crescendo that, come year-end, seamlessly transitioned into a triumphant year-end rally.

Nationwide Variable Insurance Trust - December 31, 2023 - 3
For example, from the October low through year-end, the Russell 2000
®
Index rallied 24% while
the S&P 500 Equal Weight Index surged 18%. The broadening of the rally, in part, the result of the Fed signaling on December 13th that disinflationary trends were sufficient to shift monetary policy toward easing in 2024, was a welcomed development as it gave the bulls confidence that the underlying resilience of the economy might finally shift toward other sectors of the market.
The year-end rally, or as some market participants coined it, the “everything rally,” saw global stock markets rally too, with the MSCI EAFE
®
Index finishing the period with a gain of nearly
18.24%. Likewise, the MSCI Emerging Markets
®
Index gained 9.8%.
Positive economic surprises, sustained disinflation, and Fed cuts lurking in 2024 drove a powerful year-end rally, with U.S. large-cap growth stocks delivering an impressive return in 2023. As such, The Russell 3000
®
Growth Index, relative to the Russell 3000
®
Value Index, had its best year since 1999.
Bond investors have had a challenging reporting period. The Fed remained resolute in quelling inflation, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 114. After languishing during most of the reporting period, returns from fixed-income assets rebounded during the fourth quarter as yields fell, and the Fed signaled its willingness to move toward a more balanced approach to monetary policy.
The well-known spread between the 2-year and 10-year Treasury note yields ("2yr/10yr curve")
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.35%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market.
Moreover, since June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a "bear steepener." Then, the significant drop in the 10-year Treasury yield from 5.0% in mid-October to 3.9% just two months later removed a key overhang for the market, as the decrease in yields was likely the result of inflation easing back toward the Fed's target of 2%, removing the threat of the Fed needing to increase rates. As a result, relaxed financial conditions paved the way for a broad-based recovery of many market sectors that were previously vulnerable to higher rates.
As the market entered the final quarter of 2023, there was a sense of comfort that the Fed had concluded its interest rate hiking cycle. Investors, however, remained cautious about how long monetary policy would remain at restrictive levels - a key debate for the past two years. This apprehension amongst market participants slowly waned when softer inflation rates were reported in the U.S. and Europe, leading investors to believe central banks would begin preemptively cutting interest rates sometime in 2024. Moreover, the December Federal Open
Market Committee meeting, where the latest economic projections indicated that there would be three cuts in 2024, solidified market participants' beliefs that the Fed was no longer willing to risk the potential of overtightening, resulting in a potential policy error. Further, an essential shift in messaging occurred when Chair Powell did not push back on easing financial conditions and the bond market aggressively pricing in rate cuts starting in early 2024. In other words, looser financial conditions make it harder for the Fed to cool the economy and reduce inflation.
Nevertheless, fixed-income markets rallied at the end of the reporting period, bolstered by expectations of interest rate cuts, tightening credit spreads, and weakening dollar-supporting corporate earnings. As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 5.53%
during the reporting period.
During the reporting period, investors faced significant risks that further solidified our belief in the importance of a well-crafted investment plan with a long-term focus. We remain dedicated to our investors and unwavering in our vigilance, seeking to successfully navigate even the most challenging investment environments. Your continued confidence and trust in us are

4 - December 31, 2023 - Nationwide Variable Insurance Trust
appreciated, and we are committed to helping you achieve your financial objectives. Thank you for entrusting us with your investments.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the twelve-month reporting period that ended December 31, 2023:
Index
Annual Total Return
(As of December 31, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 9.09%
Bloomberg
®
Municipal Bond 6.40%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 4.61%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.69%
Bloomberg
®
U.S. Aggregate Bond 5.53%
Bloomberg
®
U.S. Corporate High Yield 13.44%
MSCI
®
EAFE 18.24%
MSCI
®
Emerging Markets 9.83%
MSCI
®
ACWI ex USA 15.62%
Russell 1000
®
Growth 42.68%
Russell 1000
®
Value 11.46%
Russell 2000
®
16.93%
S&P 500
®
26.29%
Nasdaq Composite 44.64%
Russell 3000
®
Growth 41.21%
Russell 3000
®
Value 11.66%
Source: Morningstar

NVIT BlackRock Managed Global Allocation Fund - December 31, 2023 - Fund Commentary - 5
For the annual period ended December 31, 2023, the NVIT BlackRock Managed Global Allocation Fund Class II returned 11.81%
versus 24.18% for its benchmark, the FTSE World Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Global Allocation (consisting of 70 investments as of December 31, 2023), was 12.74% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in the BlackRock Global Allocation V.I. Fund
(“Core Sleeve”), and the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
The investment objective of the Core Sleeve is to provide high total investment return through a fully managed investment policy utilizing U.S. and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.
Through the Volatility Overlay, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index,
as dictated by an algorithm that determines whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions. The Volatility Overlay can increase the Core Sleeve’s equity exposure to
80% or decrease it to 0%, as determined by the quantitative process that controls the overlay.
The largest detractors to the Core Sleeve’s returns were an overweight to the energy sector and security selection within industrials, information technology, consumer discretionary, communication services, and materials. Also, an exposure to securitized products detracted from the fixed income side.
The largest contributors to the Core Sleeve’s returns were security selection within the healthcare sector, and an underweight to consumer staples and real estate. In fixed income duration management and exposure to credit, specifically high yield bonds contributed on a relative basis.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2023. Broad market volatility (S&P 500
®
)
ranged between approximately 10% and 20%. The year began on the higher end of the volatility range, but it gradually decreased in the first half of the year reaching its lowest point in July. This was due to tempering inflation, a skip of interest rate hikes in
June, and strong consumer spending. This provided an opportunity for the algorithm to contribute to performance by increasing equity exposure. At the end of the year, market volatility spiked in October and November due to Israel and Hamas conflict and a downgrade in U.S. debt before quickly decreasing in the month of December. These V-shaped spikes in volatility when these struggle and ultimately the overlay sleeve was a detractor from performance during the reporting period.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund invests primarily in one underlying fund, the BlackRock Global Allocation V.I. Fund, a series of BlackRock Variable
Series Funds, Inc. (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility
Overlay). Therefore, the Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund. The Fund, through its Core Sleeve, is subject to the risks of its underlying fund and, through its Volatility Overlay, the risks of investing in short-term fixed-income securities or holding cash. These risks include: stock market risk (stock markets are volatile); default risk and interest rate risk (if

6 - Fund Commentary - December 31, 2023 - NVIT BlackRock Managed Global Allocation Fund
interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); and cash position risk (the Fund may miss investment opportunities). The Fund or its underlying fund may invest in derivatives, including commodities (which create investment leverage and are highly volatile); foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets); high-yield bonds (which are more volatile);
inflation-protected bonds (which typically have lower yields than conventional bonds); precious metal-related securities (which are highly volatile and subject to erratic price movements); and real estate investment trusts (REITs) (which are subject to abrupt or erratic price movements and generally lack liquidity). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT BlackRock Managed Global Allocation Fund - December 31, 2023 - Fund Commentary - 7
Asset Allocation
1
Alternative Assets 94.3%
Futures Contracts 0.4%
Other assets in excess of liabilities
§
5.3%
100.0%
Top Holdings
2
BlackRock Global Allocation VI Fund, Class I 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

8 - Fund Commentary - December 31, 2023 - NVIT BlackRock Managed Global Allocation Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 11.81% 5.54% 3.84% 7/7/2015
FTSE World Index 24.18% 12.98% 9.59%
Blended Index
2
15.68% 7.83% 6.29%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.99% 1.15%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 36% S&P 500
®
Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current 5-Year US
Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

NVIT BlackRock Managed Global Allocation Fund - December 31, 2023 - Fund Commentary - 9
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT BlackRock Managed Global Allocation Fund from inception through 12/31/23 versus performance of the FTSE World Index and the Blended Index
*
for the same period. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.
* The Fund’s Blended Index comprises 36% S&P 500
®
Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current
5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

10 - Fund Commentary - December 31, 2023 - NVIT iShares
®
Fixed Income ETF Fund
For the annual period ended December 31, 2023, the NVIT iShares
®
Fixed Income ETF Fund Class Y returned 5.77% versus
5.53% for its benchmark, the Bloomberg
®
U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Intermediate Core Bond (consisting of 109 investments as of December 31, 2023), was 5.55% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The most awaited recession in recent history failed to materialize in 2023. On the contrary, the bounce back of returns in 2023 supports the on-going “soft landing” narrative. The rally in U.S. equities was narrow, led by the Magnificent Seven stocks include:
Tesla, Meta, Alphabet, Amazon, Apple, Microsoft and Nvidia. More than 60% of the return of the S&P 500
®
Index (“S&P 500”) was
driven by these tech behemoths. As a result, the S&P 500 outperformed its equal-weighted counterpart for the year by the largest margin since 1998. Coupled with the rally in fixed income, investors ended the year with strong returns across stocks and bonds.
Fixed income investors experienced a sharp reversal in 2023. The first three quarters of the year mixed with the 10-year U.S.
Treasury Yield selling off and spreads narrowing marginally. In the last quarter of the year, rates rebounded, and fixed income ended the year up in solid positive territory with the Bloomberg US Aggregate Bond Index up 5.53%. High Yield bonds led bonds in
2023, with the IBoxx Liquid HY Corp Bond Index gaining 12.9% during the year. Investment Grade followed, with the IBoxx Liquid
IG Corp Bond Index rising 9.5% in 2023. Lastly, Treasuries, represented by the ICE U.S. Treasury Core Bond Index, returned
3.9%.
All constituents of the Fund (ISTB, ILTB, IUSB, AGG, MBB, and GOVT, defined below) were contributors to performance with positive returns for the year, including iShares Core 10+ Year USD Bond ETF (ILTB), iShares Core 1-5 Years USD Bond ETF
(ISTB), iShares Core Total USD Bond Market ETF (IUSB), iShares Core U.S. Aggregate Bond ETF (AGG), iShares MBS ETF
(MBB), and iShares U.S. Treasury Bond ETF (GOVT). There were no detractors to performance.
The BlackRock Investment Institute (BII) believes that the new market regime that we experienced in 2023 is here to stay. First,
BII observed that markets showed increased flipflopping between macro narratives, making it more difficult to predict how new information will be received by the markets. Second, the heightened volatility and dispersion across the market is creating new opportunities to invest in an increasingly granular way. Third, the buzz around artificial intelligence proved that mega forces will likely play an enhanced role within the markets, now and in the future. Even though the overall market finished the year with strong returns, there are still pockets of opportunity in both stocks and bonds that have yet to experience a rebound, presenting investors with attractive valuations to deploy capital.
The Fund did not experience any liquidity issues during the reporting period.
The Fund does not use derivatives.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Greg Savage, CFA
This Fund is designed to provide diversification across traditional fixed-income asset classes by investing in a portfolio of unaffiliated exchange-traded funds sponsored by BlackRock Fund Advisors (or its affiliates) and which use a passive index-based strategy to track the performance of fixed-income indexes (“Underlying ETFs”). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the Underlying ETFs. In seeking to match the performance of an index, correlation between Underlying ETF performance and index performance may be affected by ETF expenses, index composition changes, and the timing of ETF share purchases and redemptions. Because the Fund may hold large positions in an Underlying ETF, an increase or decrease in the value of such securities may have a greater impact on the
Fund’s value and total return.
This Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s Underlying ETFs may be subject to specific investment risks, including but not limited to: default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up);
high-yield bonds risk (greater volatility); international securities risk (currency fluctuations, political risks, differences in accounting and limited availability of information); sovereign debt risk (a governmental entity may delay or refuse to pay interest or repay principal); derivatives risk (many derivatives create investment leverage and are highly volatile); sector risk (concentration on specific sectors or industries may cause high volatility); and securities lending risk (a borrower may fail to return loaned securities

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2023 - Fund Commentary - 11
in a timely manner or not at all, causing a decline in investment value). Please refer to the most recent prospectus for a more detailed explanation of each Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not ensure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 99.8%
Repurchase Agreements 16.0%
Liabilities in excess of other assets
§
(15.8)%
100.0%
Top Holdings
2
iShares Core U.S. Aggregate Bond ETF 43.0%
iShares Core 1-5 Year USD Bond ETF 12.9%
iShares Core 10+ Year USD Bond ETF 9.0%
iShares Core Total USD Bond Market ETF 8.5%
iShares MBS ETF 8.5%
iShares U.S. Treasury Bond ETF 4.2%
Bank of America NA 6.3%
Pershing LLC 4.7%
MetLife, Inc. 1.6%
Cantor Fitzgerald & Co. 1.3%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

12 - Fund Commentary - December 31, 2023 - NVIT iShares
®
Fixed Income ETF Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class II 5.22% (3.84)% 0.67% 1/23/2019
Class Y 5.77% (3.37)% 1.18% 1/23/2019
Bloomberg
®
U.S.
Aggregate Bond Index 5.53% (3.31) % 1.06%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 0.86% 0.72%
Class Y 0.36% 0.22%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2023 - Fund Commentary - 13
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT iShares
®
Fixed Income ETF Fund from inception
through 12/31/23 versus the Bloomberg
®
U.S. Aggregate Bond Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - December 31, 2023 - NVIT iShares
®
Global Equity ETF Fund
For the annual period ended December 31, 2023, the NVIT iShares
®
Global Equity ETF Fund Class Y returned 21.05%* versus
23.79% for its benchmark, the MSCI World Index - Net Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Global Large-Stock Blend (consisting of 49 investments as of December 31, 2023), was 21.01% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The most awaited recession in recent history failed to materialize in 2023. On the contrary, the bounce back of returns in 2023 supports the on-going “soft landing” narrative. The rally in U.S. equities was narrow, led by the “magnificent seven”: Apple, Alphabet,
Amazon, Meta Platforms, Microsoft, Nvidia and Tesla. More than 60% of the return of the S&P 500
®
Index (“S&P 500”) was driven
by these tech behemoths. As a result, the S&P 500 outperformed its equal-weighted counterpart for the year by the largest margin since 1998. Coupled with the rally in fixed income, investors ended the year with strong returns across stocks and bonds.
Globally, equities had significant gains in 2023. In the U.S., the S&P 500 gained 26.3%, while the NASDAQ Composite returned
43.4% for the year. Growth outperformed value as the Russell 1000
®
Growth Index gained 42.7%, while the Russell 1000
®
Value
Index returned 11.5%. From a sector perspective, within the S&P 500, Information Technology led the pack, up 57.8%, closely followed by Communication Services, gaining 55.8%. Conversely, Utilities & Energy were the laggards, returning -7.1% and -1.3%, respectively. Overall, US equities strongly outperformed foreign equities as the MSCI World ex USA Index and the MSCI Emerging
Markets Index finished the year up 17.9% and 9.8%, respectively.
Equity style risk factors ended in positive territory in 2023. The quality factor outperformed, returning 31.2%, while the MSCI USA
Index returned 27.1%. Value, momentum, size, and low volatility factors underperformed the broader markets, returning 14.5%,
9.3%, 18.0%, and 9.8% for the quarter. Globally, low volatility stocks underperformed. The MSCI EM Min Vol Index underperformed its parent benchmark by 1.2%, and the MSCI EAFE Min Vol Index underperformed by 7.1%.
All the underlying funds were contributors to performance as they had positive returns for the year. There were no underlying funds that were detractors to performance.
The BlackRock Investment Institute (BII) believes that the new market regime that we experienced in 2023 is here to stay. First,
BII observed that markets showed increased flipflopping between macro narratives, making it more difficult to predict how new information will be received by the markets. Second, the heightened volatility and dispersion across the market is creating new opportunities to invest in an increasingly granular way. Third, the buzz around artificial intelligence proved that mega forces will likely play an enhanced role within the markets, now and in the future. Even though the overall market finished the year with strong returns, there are still pockets of opportunity in both stocks and bonds that have yet to experience a rebound, presenting investors with attractive valuations to deploy capital.
The Fund did not experience any liquidity issues during the reporting period.
The Fund does not use derivatives.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Greg Savage, CFA
*High double-digit returns are unusual and cannot be sustained
The Fund is designed to provide diversification across traditional equity asset classes of any market capitalization by investing in a portfolio of unaffiliated exchange-traded funds sponsored by BlackRock Fund Advisors (or its affiliates) and which use a passive index-based strategy to track the performance of equity indexes (“Underlying ETFs”). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the Underlying ETFs. In seeking to match the performance of an index, correlation between Underlying ETF performance and index performance may be affected by ETF expenses, index composition changes, and the timing of ETF share purchases and redemptions. Because the
Fund may hold large positions in an Underlying ETF, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s Underlying ETFs may be subject to specific investment risks, including but not limited to: stock

NVIT iShares
®
Global Equity ETF Fund - December 31, 2023 - Fund Commentary - 15
market risk (equity securities); smaller company risk (smaller companies are usually less stable in price and less liquid than larger, more-established companies; are more vulnerable than larger companies to adverse business and economic developments; and
may have more-limited resources); international securities risk (currency fluctuations, political risks, differences in accounting and limited availability of information); derivatives risk (many derivatives create investment leverage and are highly volatile); sector risk
(concentration on specific sectors or industries may cause high volatility); and securities lending risk (a borrower may fail to return loaned securities in a timely manner or not at all, causing a decline in investment value). Please refer to the most recent prospectus for a more detailed explanation of each Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
The Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 99.9%
Repurchase Agreements 14.6%
Liabilities in excess of other assets
§
(14.5)%
100.0%
Top Holdings
2
iShares Core S&P Total U.S. Stock Market ETF 24.4%
iShares Core S&P Mid-Cap ETF 15.6%
iShares Core MSCI International Developed Markets
ETF 11.8%
iShares Core MSCI EAFE ETF 10.0%
iShares U.S. Equity Factor ETF 7.9%
iShares Core S&P 500 ETF 6.1%
iShares Core S&P Small-Cap ETF 2.6%
iShares MSCI USA Quality Factor ETF 1.8%
iShares U.S. Small-Cap Equity Factor ETF 1.8%
iShares MSCI USA Value Factor ETF 1.7%
Other Holdings
#
16.3%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

16 - Fund Commentary - December 31, 2023 - NVIT iShares
®
Global Equity ETF Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class II 20.48% 7.08% 11.28% 1/23/2019
Class Y 21.05% 7.59% 11.82% 1/23/2019
MSCI World Index 23.79% 7.27% 11.80%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 0.86% 0.74%
Class Y 0.36% 0.24%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT iShares
®
Global Equity ETF Fund - December 31, 2023 - Fund Commentary - 17
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class Y shares of the NVIT iShares
®
Global Equity ETF Fund from inception
through 12/31/23 versus the MSCI World Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - December 31, 2023 - NVIT Managed American Funds Asset Allocation Fund
For the annual period ended December 31, 2023, the NVIT Managed American Funds Asset Allocation Fund Class II returned
17.22% versus 26.29% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Moderate Allocation* (consisting of 374 investments as of December 31, 2023), was 14.35% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in a diversified portfolio of 5 funds. These funds are American Funds American Balanced Fund, American Funds Bond Fund of America, American Funds IS
®
Growth, American
Funds IS
®
U.S. Government Securities Fund, and American Funds IS
®
Washington Mutual Investors Fund (“Core Sleeve”), and
the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure
(“Volatility Overlay”).
Through the Volatility Overlay, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index
as dictated by an algorithm that determines whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions. The Volatility Overlay can increase the Fund’s equity exposure to 80% (or
10% over the current exposure within the Core Sleeve, whichever is lower) or decrease it to 0% as determined by the quantitative process that controls the overlay.
All the underlying funds posted positive returns for the period; therefore, the lowest contributors to total return were detractors on a relative basis. The largest detractors to the Fund’s return were the underlying American Funds IS U.S. Government Securities
Fund and the underlying American Funds Bond Fund of America, returning 3.21% and 5.09%, respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
The underlying American Funds IS
®
Growth Fund and American Funds IS
®
Washington Mutual Investors Fund returned 38.81%,
and 17.66%, respectively, and were the largest relative contributors to the Fund’s return for the period. The Fund still holds these securities.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2023. Broad market volatility (S&P 500)
ranged between approximately 10% and 20%. The year began on the higher end of the volatility range, but it gradually decreased in the first half of the year reaching its lowest point in July. This was due to tempering inflation, a skip of interest rate hikes in
June, and strong consumer spending. This provided an opportunity for the algorithm to contribute to performance by increasing equity exposure. At the end of the year market volatility spiked in October and November due to Israel and Hamas conflict and a downgrade in US debt before quickly decreasing in the month of December. These V-shaped spikes in volatility occurred during these struggles and ultimately, the overlay sleeve was a contributor to performance during the reporting period.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
*Effective April 28, 2023, Morningstar renamed the peer category from Allocation--50% to 70% Equity to Moderate Allocation so they are more aligned with investors’ risk tolerances.
The Fund invests primarily in an underlying fund, the Asset Allocation Fund
SM,
a series of American Funds Insurance Series
®
(Core
Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, the

NVIT Managed American Funds Asset Allocation Fund - December 31, 2023 - Fund Commentary - 19
Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund.
The Fund, through its Core Sleeve, is subject to the risks of its underlying fund. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The
Volatility Overlay may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses).
In addition, through its Volatility Overlay, the Fund is subject to cash position risk (the Fund may miss investment opportunities).
The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility
Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 46.4%
Balanced Fund 27.7%
Fixed Income Funds 18.4%
Futures Contracts 0.5%
Other assets in excess of liabilities
§
7.0%
100.0%
Top Holdings
2
American Funds Growth Fund, Class 1 30.1%
American Balanced Fund, Class R6 30.0%
American Funds Washington Mutual Investors Fund,
Class 1 20.0%
Bond Fund of America (The), Class R6 14.9%
American Funds U.S. Government Securities Fund,
Class 1 5.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

20 - Fund Commentary - December 31, 2023 - NVIT Managed American Funds Asset Allocation Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 17.22% 7.60% 5.88% 7/8/2014
S&P 500
®
Index 26.29% 15.69% 11.76%
Blended Index
2
17.71% 10.09% 7.88%
Expense Ratios
Expense
Ratio
^
Class II 0.94%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg
®
U.S. Aggregate Bond Index.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2023 - Fund Commentary - 21
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class II shares of the NVIT Managed American Funds Asset Allocation Fund
from inception through 12/31/23 versus performance of the S&P 500
®
Index and the Blended Index* for the same period. Unlike
the Fund, the performance of these indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
* The Fund’s Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg
®
U.S. Aggregate Bond Index.

22 - Fund Commentary - December 31, 2023 - NVIT Managed American Funds Growth-Income Fund
For the annual period ended December 31, 2023, the NVIT Managed American Funds Growth-Income Fund Class II returned
24.31%* versus 26.29% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Large Blend (consisting of 313 investments as of December 31, 2023), was 25.60% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in the American Funds Growth-Income Fund
(“Core Sleeve”) and the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
In the Core Sleeve, Growth-Income Fund returned 26.47% for the 12 months ended December 31, 2023, compared with a return of 26.29% in its benchmark Index, S&P 500
®
Index, a market capitalization-weighted index based on the results of approximately
500 widely held common stocks.
U.S. equities advanced amid strong economic growth, moderating inflation and a slowdown in the pace of U.S. Federal Reserve interest rate hikes despite market jitters over a major banking crisis and wars in Ukraine and the Middle East. The information technology, consumer discretionary and communication services sectors led as growth stocks significantly outpaced value. A strong labor market and resilient consumer spending helped the U.S. economy avoid a recession, which once seemed inevitable, and inflation declined rapidly throughout the year.
Regarding the Fund, investments within the health care and financials sectors were top contributors to the Fund’s relative returns.
Larger-than-benchmark positions in Broadcom and General Electric were top individual contributors, as these stocks outpaced the market overall. On the downside, sector selection in the information technology and consumer discretionary sectors dragged on portfolio returns. Smaller-than-benchmark positions in Apple and NVIDIA detracted.
Looking ahead, the Fund’s managers take an overall positive view of economic indicators for the coming year. Inflation has declined meaningfully, although it remains above the Federal Reserve’s target. Likewise, the Fed has paused its recent pattern of interest rate hikes, and the U.S. economy has remained incredibly resilient throughout. Whether and when the pause will pivot to rate cuts is likely dependent on how quickly inflation reaches a level the central bank is comfortable with, but the idea of a soft landing seems far more realistic than a year ago. As a result, portfolio managers believe the outlook is positive for corporate earnings to improve and for stocks to move higher as a result. They will continue to build positions in companies and stocks in which they see long-term value potential.
Through the Volatility Overlay the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500 Index, S&P MidCap
®
400 Index, Russell 2000
®
Index and MSCI EAFE
®
Index
as dictated by an algorithm that determines whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions. The Volatility Overlay can increase the Fund’s equity exposure only up to the Core Sleeve’s current equity exposure but can decrease it to 0% as determined by the quantitative process that controls the overlay.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2023. Broad market volatility (S&P 500
®
)
ranged between approximately 10% and 20%. The year began on the higher end of the volatility range, but it gradually decreased in the first half of the year reaching its lowest point in July. This was due to tempering inflation, a skip of interest rate hikes in
June, and strong consumer spending. This provided an opportunity for the algorithm to contribute to performance by increasing equity exposure. At the end of the year, market volatility spiked in October and November due to Israel and Hamas conflict and a downgrade in U.S. debt before quickly decreasing in the month of December. These V-shaped spikes in volatility occurred during these struggles, and ultimately, the overlay sleeve was a detractor from performance during the reporting period.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA

NVIT Managed American Funds Growth-Income Fund - December 31, 2023 - Fund Commentary - 23
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
*High double-digit returns are unusual and cannot be sustained
The Fund invests primarily in an underlying fund, the Growth-Income Fund
SM
, a series of American Funds Insurance Series
®
(Core
Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, the
Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund.
The Fund, through its Core Sleeve, is subject to the risks of its underlying fund. Growth funds may underperform other funds that use different investing styles. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Volatility Overlay may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). In addition, through its Volatility Overlay, the Fund is subject to cash position risk (the Fund may miss investment opportunities). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2023 - NVIT Managed American Funds Growth-Income Fund
Asset Allocation
1
Equity Fund 94.3%
Futures Contracts 0.2%
Other assets in excess of liabilities
§
5.5%
100.0%
Top Holdings
2
American Funds Growth-Income Fund, Class 1 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT Managed American Funds Growth-Income Fund - December 31, 2023 - Fund Commentary - 25
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II 24.31% 10.94% 8.96% 7/8/2014
S&P 500
®
Index 26.29% 15.69% 11.76%
Expense Ratios
Expense
Ratio
^
Class II 0.96%
^
Current effective prospectus dated May 1, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

26 - Fund Commentary - December 31, 2023 - NVIT Managed American Funds Growth-Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class II shares of the NVIT Managed American Funds Growth-Income Fund from inception through 12/31/23 versus performance of the S&P 500
®
Index for the same period. Unlike the Fund, the performance for the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Fund of Funds - December 31, 2023 - Shareholder Expense Example - 27
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2023) and continued to hold your shares at the end of the reporting period (December 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2023 through December 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2023 through December 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/23
Ending Account
Value($) 12/31/23
Expenses Paid
During Period ($)
7/1/23 - 12/31/23
(a)
Expense Ratio
During Period (%)
7/1/23 - 12/31/23
(a) (b)
NVIT BlackRock Managed Global Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,044.30 2.32 0.45
Hypothetical
(c)(d)
1,000.00 1,022.94 2.29 0.45
NVIT iShares
®
Fixed Income ETF Fund
Class II Shares
Actual
(c)
1,000.00 1,031.10 3.43 0.67
Hypothetical
(c)(d)
1,000.00 1,021.83 3.41 0.67
Class Y Shares
Actual
(c)
1,000.00 1,032.80 0.87 0.17
Hypothetical
(c)(d)
1,000.00 1,024.35 0.87 0.17
NVIT iShares
®
Global Equity ETF Fund
Class II Shares
Actual
(c)
1,000.00 1,074.10 3.50 0.67
Hypothetical
(c)(d)
1,000.00 1,021.83 3.41 0.67
Class Y Shares
Actual
(c)
1,000.00 1,076.90 0.89 0.17
Hypothetical
(c)(d)
1,000.00 1,024.35 0.87 0.17

28 - Shareholder Expense Example - December 31, 2023 - Fund of Funds
Beginning Account
Value($) 7/1/23
Ending Account
Value($) 12/31/23
Expenses Paid
During Period ($)
7/1/23 - 12/31/23
(a)
Expense Ratio
During Period (%)
7/1/23 - 12/31/23
(a) (b)
NVIT Managed American Funds Asset Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,067.40 3.54 0.68
Hypothetical
(c)(d)
1,000.00 1,021.78 3.47 0.68
NVIT Managed American Funds Growth-Income Fund
Class II Shares
Actual
(c)
1,000.00 1,095.40 3.64 0.69
Hypothetical
(c)(d)
1,000.00 1,021.73 3.52 0.69
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2023 through
December 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

NVIT BlackRock Managed Global Allocation Fund - December 31, 2023 - Statement of Investments - 29
Investment Company 94.3%
Shares Value ($)
Alternative Assets 94.3%
BlackRock Global Allocation VI
Fund, Class I 19,811,742 323,129,520
Total Alternative Assets
(cost $318,481,899) 323,129,520
Total Investment Company
(cost $318,481,899) 323,129,520
Total Investments
(cost $318,481,899) — 94.3% 323,129,520
Other assets in excess of liabilities — 5.7% 19,498,320
NET ASSETS — 100.0% $ 342,627,840
Futures contracts outstanding as of December 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 146 3/2024 USD 16,442,520 562,694
S&P 500 E-Mini Index 129 3/2024 USD 31,089,000 926,756
S&P Midcap 400 E-Mini Index 1 3/2024 USD 280,950 14,898
Net contracts 1,504,348
As of December 31, 2023, the Fund had $2,256,122 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - December 31, 2023 - NVIT iShares
®
Fixed Income ETF Fund
Exchange Traded Funds 99 .8%
Shares Value ($)
Fixed Income Funds 99.8%
iShares Core 10+ Year USD
Bond ETF(a) 108,650 5,712,817
iShares Core 1-5 Year USD
Bond ETF(a) 173,013 8,228,498
iShares Core Total USD Bond
Market ETF(a) 118,304 5,450,265
iShares Core U.S. Aggregate
Bond ETF(a) 276,403 27,432,999
iShares MBS ETF(a) 57,821 5,439,800
iShares U.S. Treasury Bond
ETF(a) 117,042 2,696,647
Total Exchange Traded Funds
(cost $59,864,130) 54,961,026
Repurchase Agreements 16 .0%
Principal
Amount ($)
Bank of America NA, 5.34%,
dated 12/29/2023, due
1/2/2024, repurchase price
$4,002,374, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
5/1/2045 - 1/1/2047; total
market value $4,080,000.
(b)(c) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $819,393,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value $835,280.
(b)(c) 818,902 818,902
MetLife, Inc., 5.33%,
dated 12/29/2023, due
1/2/2024, repurchase price
$1,000,593, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
5/15/2046; total market
value $1,020,559.(b)(c) 1,000,000 1,000,000
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 5.33%,
dated 12/29/2023, due
1/2/2024, repurchase price
$3,001,777, collateralized
by U.S. Government Agency
Securities, ranging from
0.27% - 8.00%, maturing
2/15/2024 - 10/20/2073;
total market value
$3,060,000.(b)(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $8,818,902) 8,818,902
Total Investments
(cost $68,683,032) — 115.8% 63,779,928
Liabilities in excess of other assets
— (15.8)% (8,705,743)
NET ASSETS — 100.0% $ 55,074,185
(a) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $8,658,130, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,818,902 and by $61,749
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.00%, and
maturity dates ranging from 1/15/2024 – 11/15/2053, a total
value of $8,880,651.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$8,818,902.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Global Equity ETF Fund - December 31, 2023 - Statement of Investments - 31
Exchange Traded Funds 99 .9%
Shares Value ($)
Equity Funds 99.9%
iShares Core MSCI EAFE
ETF(a) 116,749 8,213,292
iShares Core MSCI International
Developed Markets ETF(a) 151,369 9,636,151
iShares Core S&P 500 ETF 10,523 5,026,100
iShares Core S&P Mid-Cap ETF 46,021 12,754,720
iShares Core S&P Small-Cap
ETF 19,370 2,096,802
iShares Core S&P Total U.S.
Stock Market ETF(a) 189,698 19,961,920
iShares MSCI USA Momentum
Factor ETF(a) 9,022 1,415,462
iShares MSCI USA Quality
Factor ETF(a) 9,947 1,463,602
iShares MSCI USA Size Factor
ETF(a) 10,742 1,416,548
iShares MSCI USA Value Factor
ETF 14,012 1,417,454
iShares U.S. Equity Factor
ETF(a) 133,773 6,459,898
iShares U.S. Small-Cap Equity
Factor ETF(a) 24,693 1,452,442
Total Exchange Traded Funds
(cost $61,396,050) 71,314,391
Repurchase Agreements 14 .6%
Principal
Amount ($)
BofA Securities, Inc., 5.34%,
dated 12/29/2023, due
1/2/2024, repurchase price
$2,001,187, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 6.74%, maturing
1/25/2025 - 11/20/2072; total
market value $2,040,000.
(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $2,432,649,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value
$2,479,814.(b)(c) 2,431,190 2,431,190
MetLife, Inc., 5.33%,
dated 12/29/2023, due
1/2/2024, repurchase price
$1,000,593, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
5/15/2046; total market
value $1,020,559.(b)(c) 1,000,000 1,000,000
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 5.33%,
dated 12/29/2023, due
1/2/2024, repurchase price
$5,002,962, collateralized
by U.S. Government Agency
Securities, ranging from
0.27% - 8.00%, maturing
2/15/2024 - 10/20/2073;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $10,431,190) 10,431,190
Total Investments
(cost $71,827,240) — 114.5% 81,745,581
Liabilities in excess of other assets
— (14.5)% (10,354,141)
NET ASSETS — 100.0% $ 71,391,440
(a) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $11,040,918, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,431,190 and by
$865,576 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 6.25%, and maturity dates ranging from 4/15/2024 –
2/15/2051, a total value of $11,296,766.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$10,431,190.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

32 - Statement of Investments - December 31, 2023 - NVIT Managed American Funds Asset Allocation Fund
Investment Companies 92 .5%
Shares Value ($)
Balanced Fund 27.7%
American Balanced Fund, Class
R6 24,179,975 773,759,205
Total Balanced Fund
(cost $807,359,994) 773,759,205
Equity Funds 46.4%
American Funds Growth Fund,
Class 1 7,832,513 778,865,139
American Funds Washington
Mutual Investors Fund, Class
1 35,567,164 515,368,204
Total Equity Funds
(cost $1,404,285,388) 1,294,233,343
Investment Companies
Shares Value ($)
Fixed Income Funds 18.4%
American Funds U.S.
Government Securities Fund,
Class 1 12,944,877 128,283,731
Bond Fund of America (The),
Class R6 33,558,521 385,587,401
Total Fixed Income Funds
(cost $574,612,717) 513,871,132
Total Investment Companies
(cost $2,786,258,099) 2,581,863,680
Total Investments
(cost $2,786,258,099) — 92.5% 2,581,863,680
Other assets in excess of liabilities — 7.5% 208,548,854
NET ASSETS — 100.0% $ 2,790,412,534
Futures contracts outstanding as of December 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 163 3/2024 USD 18,357,060 650,622
Russell 2000 E-Mini Index 35 3/2024 USD 3,583,475 231,581
S&P 500 E-Mini Index 1,516 3/2024 USD 365,356,000 11,270,059
S&P Midcap 400 E-Mini Index 82 3/2024 USD 23,037,900 1,101,351
Net contracts 13,253,613
As of December 31, 2023, the Fund had $21,920,841 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Growth-Income Fund - December 31, 2023 - Statement of Investments - 33
Investment Company 94 .3%
Shares Value ($)
Equity Fund 94.3%
American Funds Growth-Income
Fund, Class 1 11,678,899 692,091,584
Total Investment Company
(cost $551,541,634) 692,091,584
Total Investments
(cost $551,541,634) — 94.3% 692,091,584
Other assets in excess of liabilities — 5.7% 41,453,200
NET ASSETS — 100.0% $ 733,544,784
Futures contracts outstanding as of December 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 23 3/2024 USD 2,590,260 98,817
Russell 2000 E-Mini Index 1 3/2024 USD 102,385 7,288
S&P 500 E-Mini Index 139 3/2024 USD 33,499,000 1,073,838
S&P Midcap 400 E-Mini Index 9 3/2024 USD 2,528,550 122,227
Net contracts 1,302,170
As of December 31, 2023, the Fund had $2,049,882 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statements of Assets and Liabilities - December 31, 2023 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 323,129,520
Repurchase agreements, at value —
Cash 17,477,217
Deposits with broker for futures contracts 2,185,419
Interest and dividends receivable 67,786
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 26,287
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses —
Total Assets 342,886,229
Liabilities:
Payable for investments purchased 25,287
Payable for capital shares redeemed 439
Payable for variation margin on futures contracts 74,294
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 42,810
Fund administration fees 16,798
Distribution fees —
Administrative servicing fees 72,232
Accounting and transfer agent fees 530
Trustee fees 55
Custodian fees 6,678
Compliance program costs (Note 3) 366
Professional fees 6,564
Printing fees 10,090
Other 2,246
Total Liabilities 258,389
Net Assets $ 342,627,840
* Includes value of securities on loan (Note 2) —
Cost of investment securities 318,481,899
Cost of repurchase agreements —
Represented by:
Capital $ 348,284,629
Total distributable earnings (loss) (5,656,789)
Net Assets $ 342,627,840

Fund of Funds - December 31, 2023 - Statements of Assets and Liabilities - 35
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 54,961,026 $ 71,314,391 $ 2,581,863,680 $ 692,091,584
8,818,902 10,431,190 — —
728,442 1,055,699 188,721,077 39,838,725
— — 21,956,953 2,049,982
694 2,026 2,094,803 135,010
6,082 6,957 — —
— — 726,275 227,937
55,290 2,032 — —
2,893 3,596 — —
91 104 3,490 892
64,573,420 82,815,995 2,795,366,278 734,344,130
616,468 918,647 1,395,904 —
632 15,506 725,959 239,848
— — 1,206,635 108,918
8,818,902 10,431,190 — —
5,016 6,405 343,344 88,854
13,881 14,285 61,575 23,768
10,610 12,815 582,894 151,122
14,507 6,460 549,458 151,618
123 143 4,555 1,096
10 8 102 47
322 634 41,267 11,240
58 72 2,995 767
6,349 6,360 8,585 6,747
11,985 11,643 9,340 10,533
372 387 21,131 4,788
9,499,235 11,424,555 4,953,744 799,346
$ 55,074,185 $ 71,391,440 $ 2,790,412,534 $ 733,544,784
8,658,130 11,040,918 — —
59,864,130 61,396,050 2,786,258,099 551,541,634
8,818,902 10,431,190 — —
$ 61,559,875 $ 63,352,134 $ 3,148,632,257 $ 566,916,186
(6,485,690) 8,039,306 (358,219,723) 166,628,598
$ 55,074,185 $ 71,391,440 $ 2,790,412,534 $ 733,544,784

36 - Statements of Assets and Liabilities - December 31, 2023 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 342,627,840
Class Y Shares —
Total $ 342,627,840
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 29,660,871
Class Y Shares —
Total 29,660,871
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 11 .55
Class Y Shares $ —

Fund of Funds - December 31, 2023 - Statements of Assets and Liabilities - 37
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 51,313,311 $ 62,870,057 $ 2,790,412,534 $ 733,544,784
3,760,874 8,521,383 — —
$ 55,074,185 $ 71,391,440 $ 2,790,412,534 $ 733,544,784
5,386,525 3,949,562 292,185,393 51,816,480
400,594 563,200 — —
5,787,119 4,512,762 292,185,393 51,816,480
$ 9 .53 $ 15 .92 $ 9 .55 $ 14 .16
$ 9 .39 $ 15 .13 $ — $ —

38 - Statements of Operations - For the Year Ended December 31, 2023 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
INVESTMENT INCOME:
Dividend income $ 6,890,846
Interest income 812,342
Income from securities lending (Note 2) —
Total Income 7,703,188
EXPENSES:
Investment advisory fees 2,497,673
Fund administration fees 111,331
Distribution fees Class II Shares 843,805
Administrative servicing fees Class II Shares 843,805
Professional fees 25,234
Printing fees 9,164
Trustee fees 12,080
Custodian fees 1,839
Accounting and transfer agent fees 2,328
Compliance program costs (Note 3) 1,460
Other 7,680
Total expenses before fees waived and expenses reimbursed 4,356,399
Distribution fees waived - Class II (Note 3) (843,805)
Investment advisory fees waived (Note 3) (1,991,387)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,521,207
NET INVESTMENT INCOME 6,181,981
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions —
Net realized gains (losses) from:
Transactions in investment securities (6,752,838)
Expiration or closing of futures contracts (Note 2) (1,159,813)
Net realized gains (losses) (7,912,651)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 38,147,063
Futures contracts (Note 2) 1,115,535
Net change in unrealized appreciation/depreciation 39,262,598
Net realized/unrealized gains (losses) 31,349,947
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 37,531,928

Fund of Funds - For the Year Ended December 31, 2023 - Statements of Operations - 39
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 1,629,287 $ 1,238,161 $ 59,673,433 $ 10,054,647
8,260 10,374 4,181,239 1,688,128
43,079 80,423 — —
1,680,626 1,328,958 63,854,672 11,742,775
53,081 65,496 3,988,997 992,639
59,937 63,313 619,538 184,075
113,199 132,321 6,766,045 1,683,279
113,199 132,321 6,766,045 1,683,279
16,409 16,799 97,438 35,905
4,462 4,140 51,561 14,933
1,747 2,125 97,390 24,208
2,033 3,829 14,501 3,347
561 652 18,345 4,551
210 258 11,697 2,922
886 1,062 67,964 16,646
365,724 422,316 18,499,521 4,645,784
— — — —
— — — —
(57,222) (56,338) — —
308,502 365,978 18,499,521 4,645,784
1,372,124 962,980 45,355,151 7,096,991
— — 47,881,554 33,609,073
(524,730) (614,866) (168,225,364) (1,232,150)
— — (15,392,156) 985,125
(524,730) (614,866) (135,735,966) 33,362,048
1,715,212 11,057,727 518,890,120 107,965,717
— — 922,776 (475,353)
1,715,212 11,057,727 519,812,896 107,490,364
1,190,482 10,442,861 384,076,930 140,852,412
$ 2,562,606 $ 11,405,841 $ 429,432,081 $ 147,949,403

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - December 31, 2023 - Fund of Funds
NVIT BlackRock Managed Global Allocation
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ 6,181,981 $ (1,303,384)
Net realized losses (7,912,651) (969,287)
Net change in unrealized appreciation/depreciation 39,262,598 (57,374,724)
Change in net assets resulting from operations 37,531,928 (59,647,395)
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Class Y — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (29,442,521) 98,060
Change in net assets 8,089,407 (59,549,335)
Net Assets:
Beginning of year 334,538,433 394,087,768
End of year $ 342,627,840 $ 334,538,433
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 6,439,582 $ 21,537,202
Dividends reinvested — —
Cost of shares redeemed (35,882,103) (21,439,142)
Total Class II Shares (29,442,521) 98,060
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (29,442,521) $ 98,060
SHARE TRANSACTIONS:
Class II Shares
Issued 598,754 1,921,239
Reinvested — —
Redeemed (3,318,208) (2,024,381)
Total Class II Shares (2,719,454) (103,142)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (2,719,454) (103,142)

Fund of Funds - December 31, 2023 - Statements of Changes in Net Assets - 41
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
$ 1,372,124 $ 769,747 $ 962,980 $ 822,697
(524,730) (936,928) (614,866) (1,108,062)
1,715,212 (6,250,882) 11,057,727 (8,340,296)
2,562,606 (6,418,063) 11,405,841 (8,625,661)
(1,263,563) (714,025) (813,797) (717,362)
(109,877) (58,721) (154,064) (114,446)
(1,373,440) (772,746) (967,861) (831,808)
12,774,530 3,633,766 10,275,885 9,523,735
13,963,696 (3,557,043) 20,713,865 66,266
41,110,489 44,667,532 50,677,575 50,611,309
$ 55,074,185 $ 41,110,489 $ 71,391,440 $ 50,677,575
$ 13,939,531 $ 9,984,837 $ 13,327,412 $ 13,824,859
1,263,563 714,025 813,797 717,362
(3,613,770) (7,403,035) (5,839,978) (6,179,367)
11,589,324 3,295,827 8,301,231 8,362,854
1,502,518 923,577 4,913,528 2,671,982
109,877 58,721 154,064 114,446
(427,189) (644,359) (3,092,938) (1,625,547)
1,185,206 337,939 1,974,654 1,160,881
$ 12,774,530 $ 3,633,766 $ 10,275,885 $ 9,523,735
1,477,784 996,611 912,591 979,785
133,154 76,122 51,309 53,487
(383,970) (751,456) (400,895) (438,650)
1,226,968 321,277 563,005 594,622
162,164 93,601 353,870 194,089
11,752 6,355 10,220 8,975
(45,352) (65,981) (221,011) (119,095)
128,564 33,975 143,079 83,969
1,355,532 355,252 706,084 678,591

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - December 31, 2023 - Fund of Funds
NVIT Managed American Funds Asset
Allocation Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 45,355,151 $ 31,360,433
Net realized gains (losses) (135,735,966) 172,043,095
Net change in unrealized appreciation/depreciation 519,812,896 (662,632,726)
Change in net assets resulting from operations 429,432,081 (459,229,198)
Distributions to Shareholders From:
Distributable earnings:
Class II (220,184,713) (653,510,245)
Change in net assets from shareholder distributions (220,184,713) (653,510,245)
Change in net assets from capital transactions (77,508,909) 528,764,824
Change in net assets 131,738,459 (583,974,619)
Net Assets:
Beginning of year 2,658,674,075 3,242,648,694
End of year $ 2,790,412,534 $ 2,658,674,075
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 19,433,399 $ 45,500,329
Dividends reinvested 220,184,713 653,510,245
Cost of shares redeemed (317,127,021) (170,245,750)
Total Class II Shares (77,508,909) 528,764,824
Change in net assets from capital transactions $ (77,508,909) $ 528,764,824
SHARE TRANSACTIONS:
Class II Shares
Issued 2,050,341 3,815,307
Reinvested 24,601,644 73,017,904
Redeemed (34,538,848) (15,786,364)
Total Class II Shares (7,886,863) 61,046,847
Total change in shares (7,886,863) 61,046,847

Fund of Funds - December 31, 2023 - Statements of Changes in Net Assets - 43
NVIT Managed American Funds Growth-
Income Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
$ 7,096,991 $ 5,684,526
33,362,048 56,388,372
107,490,364 (175,623,684)
147,949,403 (113,550,786)
(47,136,120) —
(47,136,120) —
(13,241,434) 16,051,397
87,571,849 (97,499,389)
645,972,935 743,472,324
$ 733,544,784 $ 645,972,935
$ 24,567,024 $ 50,803,440
47,136,120 —
(84,944,578) (34,752,043)
(13,241,434) 16,051,397
$ (13,241,434) $ 16,051,397
1,826,872 4,076,696
3,628,647 —
(6,398,757) (2,712,713)
(943,238) 1,363,983
(943,238) 1,363,983

44 - Financial Highlights - December 31, 2023 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)
Class II Shares
12/31/2023 $ 10.33 $ 0.20 $ 1.02 $ 1.22 $ — $ — $ — $ 11.55 11.81% $ 342,628 0.45% 1.83% 1.29% 3.93%
12/31/2022 12.13 (0.04) (1.76) (1.80) — — — 10.33 (14.84)% 334,538 0.45% (0.37)% 1.29% 6.33%
12/31/2021 12.04 0.05 0.49 0.54 (0.45) — (0.45) 12.13 4.43% 394,088 0.45% 0.44% 1.29% 6.74%
12/31/2020 10.83 0.09 1.46 1.55 (0.34) — (0.34) 12.04 14.55% 342,125 0.46% 0.78% 1.30% 12.20%
12/31/2019 9.71 0.10 1.34 1.44 (0.06) (0.26) (0.32) 10.83 14.95% 313,943 0.46% 0.95% 1.30% 2.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - December 31, 2023 - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Fixed Income ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2023 $ 9.29 $ 0.26 $ 0.22 $ 0.48 $ (0.24) $ — $ (0.24) $ 9.53 5.22% $ 51,313 0.67% 2.81% 0.79% 5.33%
12/31/2022 10.97 0.18 (1.69) (1.51) (0.17) — (0.17) 9.29 (13.74)% 38,622 0.67% 1.79% 0.81% 14.54%
12/31/2021 11.30 0.13 (0.36) (0.23) (0.10) — (0.10) 10.97 (2.02)% 42,094 0.67% 1.19% 0.97% 7.69%
12/31/2020 10.69 0.20 0.56 0.76 (0.13) (0.02) (0.15) 11.30 7.12% 19,165 0.67% 1.79% 1.47% 52.97%
12/31/2019(h) 10.00 0.28 0.57 0.85 (0.10) (0.06) (0.16) 10.69 8.51% 3,900 0.67% 2.80% 5.82% 34.43%
Class Y Shares
12/31/2023 9.15 0.31 0.22 0.53 (0.29) — (0.29) 9.39 5.77% 3,761 0.17% 3.37% 0.29% 5.33%
12/31/2022 10.81 0.22 (1.66) (1.44) (0.22) — (0.22) 9.15 (13.31)% 2,489 0.17% 2.30% 0.31% 14.54%
12/31/2021 11.14 0.19 (0.37) (0.18) (0.15) — (0.15) 10.81 (1.59)% 2,574 0.17% 1.70% 0.48% 7.69%
12/31/2020 10.53 0.26 0.56 0.82 (0.19) (0.02) (0.21) 11.14 7.75% 2,376 0.17% 2.32% 1.05% 52.97%
12/31/2019(h) 10.00 0.33 0.57 0.90 (0.31) (0.06) (0.37) 10.53 8.97% 1,397 0.17% 3.33% 6.12% 34.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

46 - Financial Highlights - December 31, 2023 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Global Equity ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2023 $ 13.39 $ 0.23 $ 2.51 $ 2.74 $ (0.21) $ — $ (0.21) $ 15.92 20.48% $ 62,870 0.67% 1.56% 0.76% 12.44%
12/31/2022 16.26 0.23 (2.88) (2.65) (0.22) — (0.22) 13.39 (16.33)%(h) 45,331 0.67% 1.64% 0.79% 13.66%
12/31/2021 13.51 0.28 2.66 2.94 (0.18) (0.01) (0.19) 16.26 21.79%(h) 45,409 0.64% 1.80% 0.94% 14.50%
12/31/2020 11.81 0.26 1.60 1.86 (0.16) — (0.16) 13.51 15.76% 11,743 0.67% 2.19% 2.12% 17.62%
12/31/2019(i) 10.00 0.28 1.64 1.92 (0.05) (0.06) (0.11) 11.81 19.23% 3,126 0.67% 2.65% 7.62% 20.44%
Class Y Shares
12/31/2023 12.73 0.28 2.40 2.68 (0.28) — (0.28) 15.13 21.05% 8,521 0.17% 2.04% 0.26% 12.44%
12/31/2022 15.48 0.28 (2.75) (2.47) (0.28) — (0.28) 12.73 (15.96)% 5,347 0.17% 2.12% 0.29% 13.66%
12/31/2021 12.85 0.31 2.57 2.88 (0.24) (0.01) (0.25) 15.48 22.42% 5,202 0.17% 2.11% 0.51% 14.50%
12/31/2020 11.23 0.29 1.54 1.83 (0.21) — (0.21) 12.85 16.32% 2,131 0.17% 2.64% 1.69% 17.62%
12/31/2019(i) 10.00 0.27 1.71 1.98 (0.69) (0.06) (0.75) 11.23 19.82% 628 0.17% 2.64% 8.76% 20.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

Fund of Funds - December 31, 2023 - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
12/31/2023 $ 8.86 $ 0.15 $ 1.32 $ 1.47 $ — $ (0.78) $ (0.78) $ 9.55 17.22% $ 2,790,413 0.68% 1.68% 0.68% 10.72%
12/31/2022 13.57 0.12 (2.03) (1.91) — (2.80) (2.80) 8.86 (14.30)% 2,658,674 0.69% 1.11% 0.69% 18.36%
12/31/2021 12.04 0.03 1.50 1.53 — — — 13.57 12.71% 3,242,649 0.68% 0.24% 0.68% 111.63%
12/31/2020 11.80 0.13 0.68 0.81 (0.13) (0.44) (0.57) 12.04 7.09% 2,541,551 0.69% 1.17% 0.69% 9.90%
12/31/2019 10.37 0.18 1.76 1.94 (0.19) (0.32) (0.51) 11.80 18.97% 2,309,942 0.69% 1.57% 0.69% 0.82%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

48 - Financial Highlights - December 31, 2023 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2023 $ 12.24 $ 0.14 $ 2.75 $ 2.89 $ — $ (0.97) $ (0.97) $ 14.16 24.31% $ 733,545 0.69% 1.05% 0.69% 10.47%
12/31/2022 14.47 0.11 (2.34) (2.23) — — — 12.24 (15.41)% 645,973 0.69% 0.87% 0.69% 5.56%
12/31/2021 11.84 0.08 2.58 2.66 (0.03) — (0.03) 14.47 22.45% 743,472 0.69% 0.63% 0.69% 10.09%
12/31/2020 11.87 0.10 0.68 0.78 (0.13) (0.68) (0.81) 11.84 6.98% 593,118 0.70% 0.85% 0.70% 20.20%
12/31/2019 10.30 0.16 2.06 2.22 (0.17) (0.48) (0.65) 11.87 21.98% 523,412 0.71% 1.38% 0.71% 2.71%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.

Fund of Funds - December 31, 2023 - Notes to Financial Statements - 49
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BlackRock Managed Global Allocation Fund ("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of BlackRock Managed Global Allocation, Managed American Asset Allocation, and Managed American Growth-Income.
Shares of iShares Fixed Income and iShares Global Equity are held by separate accounts established by NLIC, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds ("ETFs")) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and iShares Global Equity is sponsored by BlackRock Fund Advisors (the
“iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

50 - Notes to Financial Statements - December 31, 2023 - Fund of Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other unaffiliated mutual funds (including ETFs), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's (the
"SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2023. Please refer to the Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 1,504,348 $ – $ – $ 1,504,348
Investment Company 323,129,520 – – 323,129,520
Total $ 324,633,868 $ – $ – $ 324,633,868
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 54,961,026 $ – $ – $ 54,961,026
Repurchase Agreements – 8,818,902 – 8,818,902
Total $ 54,961,026 $ 8,818,902 $ – $ 63,779,928

Fund of Funds - December 31, 2023 - Notes to Financial Statements - 51
For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report. BlackRock Managed Global Allocation's Underlying Fund's most recent annual or semiannual report can be found at www.blackrock.com. iShares ETF Underlying Funds’ most recent annual or semiannual report to shareholders can be found at www.ishares.com. Managed American Asset Allocation's and Managed American Growth-Income's Underlying
Funds' most recent annual or semiannual report can be found at www.americanfunds.com.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2023, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 71,314,391 $ – $ – $ 71,314,391
Repurchase Agreements – 10,431,190 – 10,431,190
Total $ 71,314,391 $ 10,431,190 $ – $ 81,745,581
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 13,253,613 $ – $ – $ 13,253,613
Investment Companies 2,581,863,680 – – 2,581,863,680
Total $ 2,595,117,293 $ – $ – $ 2,595,117,293
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 1,302,170 $ – $ – $ 1,302,170
Investment Company 692,091,584 – – 692,091,584
Total $ 693,393,754 $ – $ – $ 693,393,754
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

52 - Notes to Financial Statements - December 31, 2023 - Fund of Funds
broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2023:
BlackRock Managed Global Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,504,348
Total $ 1,504,348
Managed American Asset Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 13,253,613
Total $ 13,253,613
Managed American Growth-Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,302,170
Total $ 1,302,170
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

Fund of Funds - December 31, 2023 - Notes to Financial Statements - 53
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2023:
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,159,813)
Total $ (1,159,813)
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (15,392,156)
Total $ (15,392,156)
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 985,125
Total $ 985,125
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,115,535
Total $ 1,115,535
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 922,776
Total $ 922,776
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (475,353)
Total $ (475,353)
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Long $ 34,233,033
Average Notional Balance Short $ 1,120,783
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Long $ 201,608,301
Average Notional Balance Short $ 57,419,384
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Long $ 30,500,680
Average Notional Balance Short $ 5,120,795

54 - Notes to Financial Statements - December 31, 2023 - Fund of Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2023, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Securities Lending
During the year ended December 31, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
iShares Fixed Income $ 8,818,902
iShares Global Equity 10,431,190

Fund of Funds - December 31, 2023 - Notes to Financial Statements - 55
(e) Joint Repurchase Agreements
During the year ended December 31, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2023, the joint repos on a gross basis were as follows:
Bank of America NA, 5.34%, dated 12/29/2023, due 1/2/2024, repurchase price $100,059,333, collateralized by U.S.
Government Agency Securities, ranging from 3.00% - 3.50%, maturing 5/1/2045 - 1/1/2047; total market value $102,000,000.
BofA Securities, Inc., 5.34%, dated 12/29/2023, due 1/2/2024, repurchase price $43,775,958, collateralized by U.S. Government
Agency Securities, ranging from 1.25% - 6.74%, maturing 1/25/2025 - 11/20/2072; total market value $44,625,000.
Cantor Fitzgerald & Co., 5.40%, dated 12/29/2023, due 1/2/2024, repurchase price $ 146,982,433, collateralized by U.S.
Government Agency Securities, ranging from 0.38% - 28.14%, maturing 10/15/2024 - 11/20/2073; total market value
$149,832,183.
MetLife, Inc., 5.33%, dated 12/29/2023, due 1/2/2024, repurchase price $144,080,277, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2046; total market value $146,955,445.
Pershing LLC, 5.33%, dated 12/29/2023, due 1/2/2024, repurchase price $234,398,780, collateralized by U.S. Government
Agency Securities, ranging from 0.27% - 8.00%, maturing 2/15/2024 - 10/20/2073; total market value $238,945,247.
iShares Fixed Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
Cantor Fitzgerald &
Co. 818,902 – 818,902 (818,902) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 8,818,902 $ – $ 8,818,902 $ (8,818,902) $ –

56 - Notes to Financial Statements - December 31, 2023 - Fund of Funds
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2023 are primarily attributable to investments in regulated investment companies, non-deductible expenses, non-taxable distributions, and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2023 may primarily be attributable to mark-to-market adjustments on futures and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2023 were as follows:
iShares Global Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 2,431,190 – 2,431,190 (2,431,190) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 10,431,190 $ – $ 10,431,190 $ (10,431,190) $ –
* As of December 31, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
Fund Capital
Total
Distributable
Earnings (Loss)
BlackRock Managed Global Allocation $ 2,032,514 $ (2,032,514)
iShares Fixed Income – –
iShares Global Equity – –
Managed American Asset Allocation 64,673,073 (64,673,073)
Managed American Growth-Income 13,803,312 (13,803,312)

Fund of Funds - December 31, 2023 - Notes to Financial Statements - 57
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
As of December 31, 2023, the estimated maximum amounts each Fund may claim as consent dividends for 2023 are as follows:
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2023, the subadviser for each Fund is as follows:
Fund
Ordinary Distribution
Available for Consent
Dividend
BlackRock Managed Global Allocation $ 6,181,981
iShares Fixed Income —
iShares Global Equity —
Managed American Asset Allocation 45,354,977
Managed American Growth-Income 7,096,991
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.

58 - Notes to Financial Statements - December 31, 2023 - Fund of Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2024 or the Funds cease to operate as a “fund-of-funds”.
During the year ended December 31, 2023, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2023, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
1
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $173,142 during the year ended December 31, 2023.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee
Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 1,991,387
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%
iShares Fixed Income 0.11 N/A 0.00
iShares Global Equity 0.11 N/A 0.02
Managed American Asset Allocation 0.15 N/A 0.15
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

Fund of Funds - December 31, 2023 - Notes to Financial Statements - 59
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, but including acquired fund fees and expenses) from exceeding the amounts listed in the following table until April 30, 2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
Fund Classes
Amount
(annual rate)
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17
Managed American Asset Allocation All Classes 0.23
Managed American Growth-Income Class II 0.22
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
Fund Classes
Amount
(annual rate)
Managed American Asset Allocation Class II 1.11%
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount Total
BlackRock Managed Global Allocation $ — $ — $ — $ —
iShares Fixed Income 98,568 60,706 57,222 216,496
iShares Global Equity 98,263 59,033 56,338 213,634
Managed American Asset Allocation — — — —
Managed American Growth-Income — — — —

60 - Notes to Financial Statements - December 31, 2023 - Fund of Funds
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2023, NFM earned an aggregate of $1,038,194 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2023, the Funds' aggregate portion of such costs amounted to $16,547.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2024:
During the year ended December 31, 2023, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the year ended December 31, 2023, the effective rates for administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%
Fund Amount
BlackRock Managed Global Allocation $ 843,805
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.25
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25

Fund of Funds - December 31, 2023 - Notes to Financial Statements - 61
For the year ended December 31, 2023, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the year ended December 31, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income and iShares Global Equity invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s annual or semiannual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares Global Equity
Fund Amount
BlackRock Managed Global Allocation $ 843,805
iShares Fixed Income 113,199
iShares Global Equity 132,321
Managed American Asset Allocation 6,766,045
Managed American Growth-Income 1,683,279
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 12,531,011 $ 35,989,991
iShares Fixed Income 15,274,496 2,565,967
iShares Global Equity 17,648,894 7,401,025
Managed American Asset Allocation 268,611,973 481,661,094
Managed American Growth-Income 66,567,031 84,649,076
* Purchases include reinvestments of income and realized gain distributions, as applicable.

62 - Notes to Financial Statements - December 31, 2023 - Fund of Funds
or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.
BlackRock Managed Global Allocation, Managed American Asset Allocation and Managed American Growth-Income each concentrates its investments primarily in a single Underlying Fund. Therefore, each Fund has the same principal risks as the
Underlying Fund. Information about each Underlying Fund’s risks may be found in such Underlying Fund’s annual or semiannual report to shareholders which can be found at www.blackrock.com for BlackRock Managed Global Allocation and www.
americanfunds.com for Managed American Asset Allocation and Managed American Growth-Income or at the SEC's website at
www.sec.gov. The relative concentration in each Underlying Fund also may affect the direct performance of each Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ – $ – $ – $ – $ –
iShares Fixed Income 1,373,440 – 1,373,440 – 1,373,440
iShares Global Equity 967,861 – 967,861 – 967,861
Managed American Asset Allocation 174 220,184,539 220,184,713 – 220,184,713
Managed American Growth-Income – 47,136,120 47,136,120 – 47,136,120
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

Fund of Funds - December 31, 2023 - Notes to Financial Statements - 63
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2023, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2023.
During the year ended December 31, 2023, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
10. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ – $ – $ – $ – $ –
iShares Fixed Income 772,746 – 772,746 – 772,746
iShares Global Equity 831,802 6 831,808 – 831,808
Managed American Asset Allocation – 653,510,245 653,510,245 – 653,510,245
Managed American Growth-Income – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
BlackRock Managed Global
Allocation $ 6,181,981 $ – $ 6,181,981 $ – $ (8,763,527) $ (3,075,243) $ (5,656,789)
iShares Fixed Income 2,965 – 2,965 – (152,016) (6,336,639) (6,485,690)
iShares Global Equity 3,357 – 3,357 – (22,348) 8,058,297 8,039,306
Managed American Asset Allocation 45,354,977 – 45,354,977 – (65,451,777) (338,122,923) (358,219,723)
Managed American Growth-Income 7,096,991 32,424,261 39,521,252 – – 127,107,346 166,628,598
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 327,709,111 $ – $ (3,075,243) $ (3,075,243)
iShares Fixed Income 70,116,566 – (6,336,638) (6,336,638)
iShares Global Equity 73,687,284 8,058,297 – 8,058,297
Managed American Asset Allocation 2,933,240,216 4,303,180 (342,426,103) (338,122,923)
Managed American Growth-Income 566,286,408 127,107,346 – 127,107,346
Fund Amount
BlackRock Managed Global Allocation $ (8,763,527)
iShares Fixed Income (152,016)
iShares Global Equity (22,348)
Managed American Asset Allocation (65,451,777)
Fund Utilized
iShares Global Equity $ 5,956

64 - Report of Independent Registered Public Accounting Firm - December 31, 2023 - Fund of Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT BlackRock Managed
Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT Managed
American Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Blackrock
Managed Global Allocation Fund, NVIT iShares® Fixed Income ETF Fund, NVIT iShares® Global Equity ETF Fund, NVIT Managed
American Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund (five of the funds constituting
Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Fund of Funds - December 31, 2023 (Unaudited) - Supplemental Information - 65
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT Calvert Equity Fund
(formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Fund
 (formerly, NVIT GS Large Cap Equity Insights Fund)
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Core Fund
(formerly, NVIT Neuberger Berman Multi Cap Opportunities Fund)
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Loomis Short Term Bond Fund
(formerly, NVIT Short Term Bond Fund)
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT NS Partners International Focused Growth Fund
NVIT Real Estate Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

66 - Supplemental Information - December 31, 2023 (Unaudited) - Fund of Funds
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the
Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided. In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2023 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2023, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

Fund of Funds - December 31, 2023 (Unaudited) - Supplemental Information - 67
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Core
Plus Bond Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT Core
Bond Fund, NVIT Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights
Fund, NVIT GS Small Cap Equity Insights Fund, NVIT International Equity Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT
iShares
®
Global Equity ETF Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT
J.P. Morgan Large Cap Growth Fund, NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P.
Morgan US Technology Leaders Fund, NVIT Real Estate Fund, and NVIT Loomis Short Term Bond Fund were each shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT Calvert Equity Fund, NVIT DoubleLine Total Return Tactical Fund,
NVIT Federated High Income Bond Fund, NVIT Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT
Jacobs Levy Large Cap Core Fund, NVIT Managed American Funds Asset Allocation Fund the Trustees considered that, although each Fund was shown to pay actual management fees at a level equal to or higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT Columbia Overseas Value Fund, NVIT NS Partners International Focused Growth Fund and NVIT U.S.
130/30 Equity Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next 13 paragraphs, each of the Funds was shown to have experienced three-year performance for the period ended June 30, 2023 (or the two-year period with respect to NVIT GS Emerging Markets
Equity Insights Fund, which commenced operations in July 2020) at or above its performance universe median, or below the median but within the top three comparative quintiles.
With respect to NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large
Cap Growth Fund, and NVIT J.P. Morgan US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have two years of performance.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to challenging market conditions for the Sub-Adviser’s investment process that invests in high growth companies, particularly in calendar years 2021 and 2022. In this regard, the Trustees noted that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year and three-month periods ended June 30, 2023.
The Trustees have also designated the Fund as subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT AQR Large Cap Defensive Style Fund, the Trustees noted that, for the periods ended June 30, 2023, the
Fund had experienced three-year performance in the fifth quintile of its performance universe, two-year performance in the second quintile of its performance universe, and one-year performance in the fifth quintile of its performance universe. The Trustees considered the Adviser’s statements that the Sub-Adviser’s focus on delivering superior risk-adjusted returns means that the
Fund’s performance will lag in up markets, particularly in strong bull markets such as those that occurred in 2020 and 2023.
In this regard, the Trustees noted that the Fund’s performance for the 2022 calendar year had ranked in the first quintile of its

68 - Supplemental Information - December 31, 2023 (Unaudited) - Fund of Funds
performance universe. The Trustees also considered that the Fund has been designated to be subject to heightened review by the
Trustees in the coming year in light of its investment performance.
With respect to NVIT BNY Mellon Dynamic U.S. Core Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to challenging market conditions for the Sub-Adviser’s investment process, particularly in calendar year 2022.
In this regard, the Trustees noted that the Fund had ranked in the first quintile of its performance universe for the calendar year
2021 and the Fund’s performance had improved to the third quintile of its performance universe for the one-year period ended
June 30, 2023.
With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT Calvert Equity Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that as of March 2023, the Fund’s prior subadviser had been replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-Adviser.
With respect to NVIT Core Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to the Fund’s overweight positions in longer duration investment grade corporate credit and high yield and the steps taken by the Sub-Adviser in 2023 to address the Fund’s performance. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that underperformance was primarily attributable to prior sub-advisers to the Fund. The Trustees noted that the Fund’s Sub-Adviser assumed management of a portion of the Fund’s assets in September 2021 and became the sole sub-adviser of the Fund in June 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT Federated High Income Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the underperformance was primarily attributable to volatility in the markets that began in the first quarter of 2021 through 2022. In this regard, the Trustees noted that the investment performance for the Fund had improved to the second quintile of its performance universe for the three-month period ended June 30, 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT GS Large Cap Equity Insights Fund, the Trustees noted that, for the periods ended June 30, 2023, the Fund had experienced three-year performance in the fourth quintile of its performance universe, two-year performance in the third quintile of its performance universe, and one-year performance in the fourth quintile of its performance universe. The Trustees considered changes that the Adviser had made to add a qualitative-based strategy from the Sub-Adviser in an effort to improve the Fund’s performance.
With respect to NVIT GS Small Cap Equity Insights Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT iShares
®
Fixed Income ETF Fund, the Trustees noted that, for the periods ended June 30, 2023, the Fund had experienced three-year performance in the fourth quintile of its performance universe, two-year performance in the third quintile of its performance universe, and one-year performance in the fifth quintile of its performance universe. The Trustees considered the Adviser’s statements that the Fund’s underperformance relative to its index was within the Adviser’s expectations because the Fund gross performance exceeded its index by 15 basis points for the three-year period ended June 30, 2023.
With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the underperformance

Fund of Funds - December 31, 2023 (Unaudited) - Supplemental Information - 69
was primarily attributable to the Fund’s prior sub-adviser that was replaced in August 2022. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that on December 6, 2023, the Board approved the liquidation of the Fund effective in April 2024, subject to shareholder approval. The Trustees determined that the performance information of the Fund was consistent with the continuation of the Fund’s Advisory Agreement for the period until its liquidation.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both expenses and performance records. With respect to NVIT Blackrock Equity Dividend Fund, the Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) in the fifth quintile of its peer group, it was shown to pay actual management fees at a level lower than its peer group median. The Trustees also considered that the Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) with respect to Class I shares ranked in the first quintile its peer group. The Trustees considered the Adviser’s statements that many investors make an active choice to invest in the Fund in light of the fact that it is subadvised by BlackRock
Investment Management. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) and to pay actual management fees in the fourth quintile of its peer group. The
Trustees noted that a significant portion of the Fund’s expenses were represented by underlying fund expenses and considered the Adviser’s statements that many investors make an active choice to invest in the Fund because it provides exposure to an underlying fund managed by BlackRock Investment Management. The Trustees also considered the Adviser’s statements that mutual funds with a volatility overlay generally have higher expenses compared to mutual funds without a volatility overlay and the Fund’s peer group was comprised of a mixture of funds, including peers without a volatility overlay. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees considered that the Fund was shown to have experienced three-year performance for the period ended June 30, 2023, above its performance universe median, in the third quintile of its performance universe. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements as to the amount of waivers in place to maintain a yield for peer money market funds and that comparative expense rankings were expected to improve in a normalized interest rate environment. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT Jacobs Levy Large Cap Growth Fund, the Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) in the fifth quintile of its peer group, it was shown to pay actual management fees at a level lower than its peer group median. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-
12b-1 fees) with respect to Class I shares ranked in the first quintile its peer group. The Trustees considered that on December 6,
2023, the Board approved (i) a reduction in the contractual investment advisory paid with respect to the Fund, (ii) an amendment to the Fund’s expense limitation agreement reducing the Fund’s expense limitation and (iii) an amendment to the Administrative
Services Agreement, which the Adviser stated would have a combined effect of reducing the Fund’s annual operating expenses by
11 basis points. With respect to the Fund’s performance, the Trustees considered that the Fund was shown to have experienced

70 - Supplemental Information - December 31, 2023 (Unaudited) - Fund of Funds
three-year performance for the period ended June 30, 2023, above its performance universe median, in the first quintile of its performance universe.
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) in the fifth quintile of its peer group, it was shown to pay actual management fees at a level lower than its peer group median. The Trustees considered the Adviser’s statements that mutual funds with a volatility overlay generally have higher expenses compared to mutual funds without a volatility overlay and the Fund’s peer group was comprised of a mixture of funds, including peers without a volatility overlay. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as their assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Other Federal Tax Information
For the year ended December 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.
For the taxable year ended December 31, 2023, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2023, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
BlackRock Managed Global Allocation 2.12%
iShares Fixed Income –
iShares Global Equity 57.62
Managed American Asset Allocation 51.21
Managed American Growth-Income 100.00
Fund Amount
BlackRock Managed Global Allocation $ –
iShares Fixed Income –
iShares Global Equity –
Managed American Asset Allocation 220,184,539
Managed American Growth-Income 47,136,120
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –

Fund of Funds - December 31, 2023 (Unaudited) - Supplemental Information - 71
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2023, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
iShares Fixed Income $ – $ –
iShares Global Equity 128,005 0.0284
Managed American Asset Allocation – –
Managed American Growth-Income – –
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 13,324 0.0030
Managed American Asset Allocation – –
Managed American Growth-Income – –

Fund of Funds - December 31, 2023 - Management Information - 73
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

74 - Management Information - December 31, 2023 - Fund of Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2023, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

Fund of Funds - December 31, 2023 - Management Information - 75
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

76 - Market Index Definitions - December 31, 2023 - Fund of Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fund of Funds - December 31, 2023 - Market Index Definitions - 77
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

78 - Market Index Definitions - December 31, 2023 - Fund of Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.

Fund of Funds - December 31, 2023 - Market Index Definitions - 79
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

80 - Market Index Definitions - December 31, 2023 - Fund of Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

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Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-FOF (2-24)

Annual Report
December 31, 2023
Nationwide Variable Insurance Trust
Mozaic Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/nvit-funds/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024

Message to Investors 1
Consolidated Fund Commentary 5
Consolidated Shareholder Expense Example 10
Consolidated Statement of Investments 11
Consolidated Statement of Assets and Liabilities 13
Consolidated Statement of Operations 15
Consolidated Statement of Changes in Net Assets 16
Consolidated Financial Highlights 17
Notes to Consolidated Financial Statements 18
Report of Independent Registered Public Accounting Firm 30
Supplemental Information 31
Management Information 37
Market Index Definitions 40

Nationwide Variable Insurance Trust - December 31, 2023 - 1
Message to Investors
Dear Investor,
Over the past year, our business has remained committed to three cardinal principles -
collaboration, excellence, and disciplined leadership - as the guiding forces behind our operations. Despite market volatility, our focus has remained unwaveringly fixed on the business's long-term goals. Our success depends on strong relationships with our employees, management teams, and investors, and we are committed to creating long-term value with them. We operate with a forward-thinking mentality, utilizing innovative strategies to support our clients' long-term objectives. Further, our strong results for 2023 reflected our constant focus on the needs of our investors, the uniqueness and breadth of our services, and our industry expertise. Above all, we recognize that our customers' trust and confidence are vital. Therefore, we work diligently to earn and maintain it through consistent, dependable service.
Macro Commentary
For much of 2023, economic prognostications for 2023 enthralled investors with complex narratives subject to diverse interpretations. Throughout most of the reporting period, some market participants convinced themselves that a soft landing was empirically challenging to pull off, and therefore 2023 would usher in a recession. More specifically, fears of elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve ("Fed"). As such, one of the critical macroeconomic themes during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
As 2023 transpired, investors likely realized the cornucopia of available economic data did not necessarily indicate an impending recession. As such, economic data delivered stronger-than-
expected results, and a positive disinflation trend helped investors realize that the Fed had likely cooled inflation measurably without inducing a recessionary shock to the economy, highlighting the peril of succumbing to overly pessimistic forecasts. Additionally, throughout most of 2023, market participants observed a resilient labor market with job growth that ended the year on a solid note; however, the pace of job gains slowed from the unsustainably high rates recorded in the first quarter of the reporting period. In other words, the foundational elements for a soft landing began to take shape in the latter part of 2023, helping to assuage investor angst that the Fed would remain too restrictive.
Better-than-expected economic data throughout most of the reporting period indicated that the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of
2023 and even into early 2024. During the reporting period, the economic narrative unfolded as an intricate chess match featuring the bond market and the Fed as opposing players. As such, economic data releases became a nuanced battleground where the bond market and the Fed strategically vied for control to shape the narrative around the timing and magnitude of interest rate cuts.
Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross

2 - December 31, 2023 - Nationwide Variable Insurance Trust
domestic product grew 2.2% in the first quarter of 2023, modestly increased by an annualized
2.1% rate in the second quarter and registered a blistering 4.9% annualized growth rate for the third quarter of 2023. Moreover, receding inflation likely boosted consumer spending and resilience, a key theme for 2023. Although consumer spending acted as a tailwind, investors focused on mounting consumer credit card debt and rising delinquencies due to higher financing costs. Nevertheless, lower headline inflation and a strong labor market during the reporting period suggested that healthy real disposable income growth supported consumption, a key driver of economic growth.
For much of 2023, the conversation surrounding inflation has demonstrably shifted; moreover, the pace of price increases eased considerably relative to a year ago; most recently, the
December consumer price index report helped confirm some strategists' conviction that the
Fed was likely done hiking interest rates.
Asset Class
Despite various economic challenges, the equity markets delivered respectable returns during the reporting period. If investors depended solely on economic headlines to make investment decisions, they might have felt discouraged about the market in 2023, just as they did in 2022.
For example, several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P 500
®
Index (S&P
500) started the period with a modest cumulative return of 3.15% between January and March
23, 2023. Likewise, most of the S&P 500's return attribution resulted from multiple expansion.
To illustrate, the S&P 500's blended next twelve months price-to-earnings ratio swelled to over
19x in December from 16x at the beginning of the reporting period.
During most of the reporting period, the narrative revolved around the “Magnificent Seven,”
seven large-cap Technology and Communication Services stocks responsible for a majority of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional banking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets. As such, the Magnificent Seven stocks delivered stunning returns in 2023 and significantly contributed to the massive outperformance of large caps in 2023. As of December
30th, 2023, these seven stocks comprised approximately 28% of the S&P 500 and had a median return of nearly 81% for the reporting period.
Despite some market participants' consternation over poor market breadth during the first half of 2023, the NASDAQ gained a respectable 37% return through July, handily outperforming the
S&P 500 and the Russell 2000
®
Index. Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or something more nefarious, such as a bear market rally. Market participants had varying judgments on distinguishing a new bull market during the reporting period. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak
(on January 1, 2022, for the S&P 500). Despite the debate, on October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on October 12, 2022, up more than
21%. Curiously, the bull market rally that began on October 12, 2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
The equity market's narrowness broadened as the latter half of the reporting period unfolded.
Further, greater participation was a sign that a more solid fundamental backdrop might be forming for the market. Despite this, weaker seasonality in August and September remained a headwind for the market and dampened investor sentiment. Then, toward the last quarter of the reporting period, the market's journey from a somber symphony of dire market sentiment and bearish market positioning during the selloff from July through October orchestrated a crescendo that, come year-end, seamlessly transitioned into a triumphant year-end rally.

Nationwide Variable Insurance Trust - December 31, 2023 - 3
For example, from the October low through year-end, the Russell 2000
®
Index rallied 24% while
the S&P 500 Equal Weight Index surged 18%. The broadening of the rally, in part, the result of the Fed signaling on December 13th that disinflationary trends were sufficient to shift monetary policy toward easing in 2024, was a welcomed development as it gave the bulls confidence that the underlying resilience of the economy might finally shift toward other sectors of the market.
The year-end rally, or as some market participants coined it, the “everything rally,” saw global stock markets rally too, with the MSCI EAFE
®
Index finishing the period with a gain of nearly
18.24%. Likewise, the MSCI Emerging Markets
®
Index gained 9.8%.
Positive economic surprises, sustained disinflation, and Fed cuts lurking in 2024 drove a powerful year-end rally, with U.S. large-cap growth stocks delivering an impressive return in 2023. As such, The Russell 3000
®
Growth Index, relative to the Russell 3000
®
Value Index, had its best year since 1999.
Bond investors have had a challenging reporting period. The Fed remained resolute in quelling inflation, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 114. After languishing during most of the reporting period, returns from fixed-income assets rebounded during the fourth quarter as yields fell, and the Fed signaled its willingness to move toward a more balanced approach to monetary policy.
The well-known spread between the 2-year and 10-year Treasury note yields ("2yr/10yr curve")
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.35%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market.
Moreover, since June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a "bear steepener." Then, the significant drop in the 10-year Treasury yield from 5.0% in mid-October to 3.9% just two months later removed a key overhang for the market, as the decrease in yields was likely the result of inflation easing back toward the Fed's target of 2%, removing the threat of the Fed needing to increase rates. As a result, relaxed financial conditions paved the way for a broad-based recovery of many market sectors that were previously vulnerable to higher rates.
As the market entered the final quarter of 2023, there was a sense of comfort that the Fed had concluded its interest rate hiking cycle. Investors, however, remained cautious about how long monetary policy would remain at restrictive levels - a key debate for the past two years. This apprehension amongst market participants slowly waned when softer inflation rates were reported in the U.S. and Europe, leading investors to believe central banks would begin preemptively cutting interest rates sometime in 2024. Moreover, the December Federal Open
Market Committee meeting, where the latest economic projections indicated that there would be three cuts in 2024, solidified market participants' beliefs that the Fed was no longer willing to risk the potential of overtightening, resulting in a potential policy error. Further, an essential shift in messaging occurred when Chair Powell did not push back on easing financial conditions and the bond market aggressively pricing in rate cuts starting in early 2024. In other words, looser financial conditions make it harder for the Fed to cool the economy and reduce inflation.
Nevertheless, fixed-income markets rallied at the end of the reporting period, bolstered by expectations of interest rate cuts, tightening credit spreads, and weakening dollar-supporting corporate earnings. As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 5.53%
during the reporting period.
During the reporting period, investors faced significant risks that further solidified our belief in the importance of a well-crafted investment plan with a long-term focus. We remain dedicated to our investors and unwavering in our vigilance, seeking to successfully navigate even the most challenging investment environments. Your continued confidence and trust in us are

4 - December 31, 2023 - Nationwide Variable Insurance Trust
appreciated, and we are committed to helping you achieve your financial objectives. Thank you for entrusting us with your investments.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the twelve-month reporting period that ended December 31, 2023:
Index
Annual Total Return
(As of December 31, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 9.09%
Bloomberg
®
Municipal Bond 6.40%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 4.61%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.69%
Bloomberg
®
U.S. Aggregate Bond 5.53%
Bloomberg
®
U.S. Corporate High Yield 13.44%
MSCI
®
EAFE 18.24%
MSCI
®
Emerging Markets 9.83%
MSCI
®
ACWI ex USA 15.62%
Russell 1000
®
Growth 42.68%
Russell 1000
®
Value 11.46%
Russell 2000
®
16.93%
S&P 500
®
26.29%
Nasdaq Composite 44.64%
Russell 3000
®
Growth 41.21%
Russell 3000
®
Value 11.66%
Source: Morningstar

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Consolidated Fund Commentary - 5
For the annual period ended December 31, 2023, the NVIT J.P. Morgan Mozaic Multi-Asset Fund Class II returned 8.73% versus
10.02% for its benchmark, the J.P. Morgan Mozaic
SM
Index (Series F). For broader comparison, the return for the Fund's closest
Morningstar peer category, Systematic Trend (consisting of 3 investments as of December 31, 2023), was 8.73% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
2023 was a year that defied expectations and contained many twists and turns, as investors faced challenges from aggressive policy tightening, a banking crisis, debt ceiling issues, potential for government shutdowns, and heightened geopolitical tensions in the Middle East.
Despite all of this, the U.S. economy avoided the recession that was predicted by so many, and global equity markets rebounded sharply from their fall in 2022, with the MSCI
®
World Index returning 23.8% in 2023, driven by mega-cap tech names in the U.S.
that benefitted from an increasingly positive outlook for artificial intelligence. Fixed income markets exhibited elevated volatility, with the 10-year U.S. Treasury yield oscillating between 3.3% and 5.0% and ended the year in positive territory. The Bloomberg
Global Aggregate Index (local currency) finished 2023 up 5.7%, with strong gains in the fourth quarter as rates rallied sharply on expectations of central bank cuts in 2024. Commodities were the outlier from an asset class perspective, closing out a lackluster year as supply-side constraints generally dissipated, and demand underwhelmed.
The NVIT J.P. Morgan Mozaic Multi-Asset Fund returned 8.73% for the year ended December 31, 2023, underperforming its benchmark index, the J.P. Morgan Mozaic
SM
Index (Series F) by 129 basis points.
Equity markets were the largest contributors to performance in aggregate over the year, with gains across 5 of 6 traded equity markets (exposure to Russell 2000
®
Index futures was the sole detractor amongst all equity markets traded).
Fixed income performance was mixed, with gains from 10-year U.S. Treasury futures, Euro Bund futures, and Long Gilt futures offset by losses from U.S. Long Bond futures and 10-year Australian Bond futures.
Separate from the strategy’s government bond futures exposure, cash and cash equivalent exposures boosted performance, benefiting from a higher interest rate environment.
Commodity exposures detracted in the aggregate, led by losses across energy commodities in particular, which more than offset gains from gold and copper exposure.
The tables below highlight the top 5 detractors and top 5 contributors to total return.
There were no liquidity events that had a material impact on Fund performance.
Sub-adviser:
J.P. Morgan Asset Management
Portfolio Managers:
Yazann Romahi, Joe Staines, Steven Wu, and Kartik Aiyar
Detractors by Security
Security Name Period Return (%)
1
Portfolio Impact (bps) Explanation of Performance
Aus 10yr bond futures -4.1 -86 Long trend/ Diversification requirement detracted
Russell 2000 futures -7.9 -69 Long trend detracted
Natural Gas futures -56.8 -66 Long trend detracted
US long bond futures -4.5 -58 Long trend detracted
Crude Oil futures -15.7 -28 Long trend detracted
1
Period return was calculated using the Bloomberg generic future contract
Contributors by Security
Security Name Period Return (%)
1
Portfolio Impact (bps) Explanation of Performance
TOPIX futures 24.2 226 Long trend benefited
NASDAQ futures 22.6 150 Long trend benefited
DAX futures 19.5 140 Long trend benefited
S&P 500 futures 15.7 122 Long trend benefited
Euro bund futures 2.7 64 Long trend benefited
1
Period return was calculated using the Bloomberg generic future contract

6 - Consolidated Fund Commentary - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The Fund seeks to track the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. By investing in a Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-
related instruments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile), commodities (which are considered highly volatile and speculative and can lose a significant portion of their value) and futures contracts (prices are more volatile than stocks and bonds and fluctuations in value can cause large losses to the Fund). The Fund may invest in other investment companies.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the other investment companies. The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies: i) are usually less stable in price and less liquid than larger, more-established companies; ii) are more vulnerable than larger companies to adverse business and economic developments; and iii) may have more-limited resources. The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The
Fund is subject to liquidity risk (the Fund may be more volatile than other mutual funds) and cash position risk (the Fund may miss investment opportunities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The J.P. Morgan Mozaic
SM
Index (Series F) (“Index”) has been licensed to Nationwide Fund Advisors (the “Licensee”) for the
Licensee’s benefit. Neither the Licensee nor the NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund (the “Product”) is sponsored,
operated, endorsed, recommended, sold, or promoted by J.P. Morgan Securities LLC (“JPMS”) or any of its affiliates (other than
J.P. Morgan Investment Management, in its capacity as the Sub-Adviser to the Product) (together and individually, “JPMorgan”).
JPMorgan makes no representation and gives no warranty, express or implied, to contract owners taking exposure to the Product.
Such persons should seek appropriate professional advice before making any investment. The Index has been designed and is compiled, calculated, maintained, and sponsored by JPMS without regard to the Licensee, the Product, or any contract owner. JPMorgan is under no obligation to continue compiling, calculating, maintaining, or sponsoring the Index. JPMorgan may independently issue or sponsor other indices or products that are similar to and may compete with the Index and the Product.
JPMorgan may also transact in assets referenced in the Index (or in financial instruments such as derivatives that reference those assets). These activities could have a positive or negative effect on the value of the Index and the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Consolidated Fund Commentary - 7
Asset Allocation
1
Supranational 15.4%
Corporate Bonds 11.3%
Futures Contracts 2.8%
Other assets in excess of liabilities
§
70.5%
100.0%
Top Industries
2
Banks 14.1%
Financial Services 14.1%
Oil, Gas & Consumable Fuels 14.0%
Other Industries 57.8%
100%
Top Holdings
2
International Finance Corp., 5.48%, 4/3/2024 15.2%
Asian Infrastructure Investment Bank (The), 2.25%,
5/16/2024 14.6%
Inter-American Development Bank, 3.00%,
2/21/2024 14.2%
Nederlandse Waterschapsbank NV, 1.13%,
3/15/2024 14.1%
Bank of England Euro Note, 0.25%, 3/8/2024 14.1%
Harvest Operations Corp., 1.00%, 4/26/2024 14.0%
New Development Bank (The), 0.63%, 7/22/2024 13.8%
100.0%
Top Countries
2
Supranational 44.0%
Netherlands 14.1%
United Kingdom 14.1%
South Korea 14.0%
Other Countries 13.8%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

8 - Consolidated Fund Commentary - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class II 8.73% (0.76)% (0.38)% 10/4/2019
Class Y 9.23% (0.28)% 0.07% 10/4/2019
J.P. Morgan Mozaic
SM
Index (Series F) 10.02% 0.64% 1.16%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.52% 0.93%
Class Y 1.02% 0.43%
^
Current effective prospectus dated May 1, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Consolidated Fund Commentary - 9
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund from inception
through 12/31/23 versus the J.P. Morgan Mozaic
SM
Index (Series F) for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

10 - Consolidated Shareholder Expense Example - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2023) and continued to hold your shares at the end of the reporting period (December 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2023 through December 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2023 through December 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/23
Ending Account
Value($) 12/31/23
Expenses Paid
During Period ($)
7/1/23 - 12/31/23
Expense Ratio
During Period (%)
7/1/23 - 12/31/23
(a)
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Class II Shares
Actual
(b)
1,000.00 1,043.50 4.79 0.93
Hypothetical
(b)(c)
1,000.00 1,020.52 4.74 0.93
Class Y Shares
Actual
(b)
1,000.00 1,045.50 2.22 0.43
Hypothetical
(b)(c)
1,000.00 1,023.04 2.19 0.43
(a) The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2023 through
December 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Consolidated Statement of Investments - 11
N
Corporate Bonds 11 .3%
Principal
Amount ($) Value ($)
NETHERLANDS 3 .8%
Banks 3 .8%
Nederlandse
Waterschapsbank
NV, Reg. S, 1.13%,
3/15/2024 1,400,000 1,388,369
SOUTH KOREA 3 .7%
Oil, Gas & Consumable Fuels 3 .7%
Harvest Operations
Corp., Reg. S, 1.00%,
4/26/2024 1,400,000 1,380,587
UNITED KINGDOM 3 .8%
Financial Services 3 .8%
Bank of England Euro
Note, Reg. S, 0.25%,
3/8/2024 1,400,000 1,387,033
Total Corporate Bonds
(cost $4,158,274) 4,155,989
Supranational 15 .4%
New Development Bank
(The), Reg. S, 0.63%,
7/22/2024 1,400,000 1,361,224
Asian Infrastructure
Investment Bank (The),
2.25%, 5/16/2024 1,450,000 1,433,117
Supranational
Principal
Amount ($) Value ($)
Inter-American
Development Bank,
3.00%, 2/21/2024 1,400,000 1,395,149
International Finance
Corp.(SOFR + 0.09%), ,
5.48%, 4/3/2024(a) 1,500,000 1,500,403
Total Supranational
(cost $5,694,163) 5,689,893
Total Investments
(cost $9,852,437) — 26.7% 9,845,882
Other assets in excess of liabilities — 73.3% 27,017,487
NET ASSETS — 100.0%
$ 36,863,369
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2023.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
SOFR Secured Overnight Financing Rate

12 - Consolidated Statement of Investments - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Futures contracts outstanding as of December 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
100 oz Gold 126 2/2024 USD 2,610,468 48,604
Euro-Bund 38 3/2024 EUR 5,756,393 140,308
FTSE 100 Index 44 3/2024 GBP 4,350,202 106,383
Long Gilt 34 3/2024 GBP 4,448,656 205,095
Mini-DAX Index 43 3/2024 EUR 4,014,288 11,270
NASDAQ 100 Micro E-Mini Index 85 3/2024 USD 2,893,995 131,813
S&P 500 Micro E-Mini Index 165 3/2024 USD 3,976,500 147,763
Silver 6 3/2024 USD 722,580 (33,016)
TOPIX Index 22 3/2024 JPY 3,691,631 14,699
U.S. Treasury 10 Year Note 60 3/2024 USD 6,773,437 245,969
Net contracts 1,018,888
As of December 31, 2023, the Fund had $1,599,588 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Consolidated Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
The accompanying notes are an integral part of these consolidated financial statements.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Consolidated Statement of Assets and Liabilities - 13
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Assets:
Investment securities, at value $ 9,845,882
Cash 23,913,097
Deposits with broker for futures contracts 1,591,004
Foreign currencies, at value 1,535,741
Interest and dividends receivable 155,436
Receivable for reimbursement from investment adviser (Note 3) 48,237
Prepaid expenses 68
Total Assets 37,089,465
Liabilities:
Payable for capital shares redeemed 8,122
Payable for variation margin on futures contracts 90,339
Accrued expenses and other payables:
Fund administration fees 66,222
Distribution fees 7,244
Administrative servicing fees 9,876
Accounting and transfer agent fees 164
Custodian fees 439
Compliance program costs (Note 3) 40
Professional fees 28,511
Printing fees 13,288
Other 1,851
Total Liabilities 226,096
Net Assets $ 36,863,369
Cost of investment securities 9,852,437
Cost of foreign currencies 1,493,585
Represented by:
Capital $ 40,801,354
Total distributable earnings (loss) (3,937,985)
Net Assets $ 36,863,369

14 - Consolidated Statement of Assets and Liabilities - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Net Assets:
Class II Shares $ 34,533,386
Class Y Shares 2,329,983
Total $ 36,863,369
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 3,903,922
Class Y Shares 260,658
Total 4,164,580
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 8 .85
Class Y Shares $ 8 .94

NVIT J.P. Morgan Mozaic Multi-Asset Fund - For the Year Ended December 31, 2023 - Consolidated Statement of Operations - 15
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
INVESTMENT INCOME:
Interest income $ 1,701,951
Total Income 1,701,951
EXPENSES:
Investment advisory fees 100,948
Fund administration fees 95,033
Distribution fees Class II Shares 84,515
Administrative servicing fees Class II Shares 84,515
Professional fees 69,227
Printing fees 787
Trustee fees 15,151
Custodian fees 332
Accounting and transfer agent fees 903
Compliance program costs (Note 3) 157
Index licensing fee 36,037
Other 1,611
Total expenses before expenses reimbursed 489,216
Expenses reimbursed by adviser (Note 3) (165,137)
Net Expenses 324,079
NET INVESTMENT INCOME 1,377,872
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 150
Expiration or closing of futures contracts (Note 2) 98,349
Foreign currency transactions (Note 2) (36,460)
Net realized gains (losses) 62,039
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 38,990
Futures contracts (Note 2) 1,519,552
Translation of assets and liabilities denominated in foreign currencies (Note 2) 36,947
Net change in unrealized appreciation/depreciation 1,595,489
Net realized/unrealized gains (losses) 1,657,528
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 3,035,400

16 - Consolidated Statement of Changes in Net Assets - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 1,377,872 $ 218,238
Net realized gains (losses) 62,039 (5,483,493)
Net change in unrealized appreciation/depreciation 1,595,489 (891,146)
Change in net assets resulting from operations 3,035,400 (6,156,401)
Distributions to Shareholders From:
Distributable earnings:
Class II (783,109) (534,307)
Class Y (79,841) (54,688)
Change in net assets from shareholder distributions (862,950) (588,995)
Change in net assets from capital transactions 187,103 7,673,110
Change in net assets 2,359,553 927,714
Net Assets:
Beginning of year 34,503,816 33,576,102
End of year $ 36,863,369 $ 34,503,816
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 4,367,190 $ 11,316,356
Dividends reinvested 783,109 534,307
Cost of shares redeemed (4,446,037) (3,906,961)
Total Class II Shares 704,262 7,943,702
Class Y Shares
Proceeds from shares issued 810,109 627,423
Dividends reinvested 79,841 54,688
Cost of shares redeemed (1,407,109) (952,703)
Total Class Y Shares (517,159) (270,592)
Change in net assets from capital transactions $ 187,103 $ 7,673,110
SHARE TRANSACTIONS:
Class II Shares
Issued 510,274 1,235,299
Reinvested 91,399 62,712
Redeemed (516,578) (445,320)
Total Class II Shares 85,095 852,691
Class Y Shares
Issued 91,967 65,917
Reinvested 9,201 6,315
Redeemed (160,159) (109,848)
Total Class Y Shares (58,991) (37,616)
Total change in shares 26,104 815,075

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Consolidated Financial Highlights - 17
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2023 $ 8.33 $ 0.33 $ 0.39 $ 0.72 $ (0.20) $ — $ (0.20) $ 8.85 8.73% $ 34,533 0.93% 3.79% 1.39% 65.10%
12/31/2022 10.09 0.05 (1.67) (1.62) — (0.14) (0.14) 8.33 (16.04)% 31,795 0.93% 0.59% 1.52% 91.17%
12/31/2021 10.00 (0.08) 0.78 0.70 (0.24) (0.37) (0.61) 10.09 7.07% 29,926 0.85% (0.73)% 1.98% 0.00%
12/31/2020 9.94 (0.04) 0.15 0.11 (0.02) (0.03) (0.05) 10.00 1.10%(g) 15,842 0.93% (0.43)% 4.02% 0.00%
12/31/2019(h) 10.00 0.02 (0.06) (0.04) (0.02) — (0.02) 9.94 (0.45)%(g) 6,038 0.93% 0.77% 9.05% 0.00%
Class Y Shares
12/31/2023 8.48 0.37 0.40 0.77 (0.31) — (0.31) 8.94 9.23% 2,330 0.43% 4.29% 0.89% 65.10%
12/31/2022 10.22 0.09 (1.69) (1.60) — (0.14) (0.14) 8.48 (15.64)% 2,709 0.44% 0.96% 1.02% 91.17%
12/31/2021 10.08 (0.03) 0.79 0.76 (0.25) (0.37) (0.62) 10.22 7.62% 3,650 0.43% (0.30)% 1.52% 0.00%
12/31/2020 9.97 (0.01) 0.15 0.14 — (0.03) (0.03) 10.08 1.44%(g) 1,056 0.43% (0.12)% 3.09% 0.00%
12/31/2019(h) 10.00 0.03 (0.06) (0.03) — — — 9.97 (0.30)%(g) 5 0.43% 1.26% 8.33% 0.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.

18 - Notes to Consolidated Financial Statements - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT J.P. Morgan Mozaic
SM
 Multi-Asset Fund ("Mozaic Multi-Asset" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
The Fund currently offers Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Basis of Consolidation.  The accompanying consolidated financial statements of the Fund include the account of NW Securities
Fund (the “Subsidiary”), which is a wholly-owned and controlled subsidiary of the Fund and primarily invests in commodity-related instruments, such as futures contracts. The Subsidiary also may buy short-term fixed income securities or hold cash to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary is not registered as an investment company under the 1940 act and may invest without limitation in commodity-related instruments.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Notes to Consolidated Financial Statements - 19
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

20 - Notes to Consolidated Financial Statements - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of December 31, 2023. Please refer to the Consolidated Statement of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2023, the Fund did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Consolidated Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
(d) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies
Mozaic Multi-Asset
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 4,155,989 $ – $ 4,155,989
Futures Contracts# 1,051,904 – – 1,051,904
Supranational – 5,689,893 – 5,689,893
Total Assets $ 1,051,904 $ 9,845,882 $ – $ 10,897,786
Liabilities:
Futures Contracts# $ (33,016) $ – $ – $ (33,016)
Total Liabilities $ (33,016) $ – $ – $ (33,016)
Total $ 1,018,888 $ 9,845,882 $ – $ 10,864,770
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Notes to Consolidated Financial Statements - 21
as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Fund's futures contracts are reflected in the Consolidated Statement of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Consolidated Statement of Investments and in the Consolidated Statement
of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of December 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2023:
Mozaic Multi-Asset
Assets: Consolidated Statement of Assets and Liabilities Fair Value
Futures Contracts#
Commodity risk Receivable/payable for variation margin on futures contracts $ 48,604
Equity risk Receivable/payable for variation margin on futures contracts 411,928
Interest rate risk Receivable/payable for variation margin on futures contracts 591,372
Total $ 1,051,904
Liabilities:
Futures Contracts#
Commodity risk Receivable/payable for variation margin on futures contracts $ (33,016)
Total $ (33,016)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

22 - Notes to Consolidated Financial Statements - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Year Ended December 31, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations
for the Year Ended December 31, 2023:
The following is a summary of the Fund's average volume of derivative instruments held during the year ended December 31,
2023:
The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. As of December 31, 2023, the Fund has entered into futures contracts. The futures contracts agreement does not provide for a netting arrangement.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Consolidated Statement of Operations.
Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2023 are primarily attributable to foreign currency gain/loss and Cayman subsidiary taxable income. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
The temporary differences as of December 31, 2023 may primarily be attributable to market-to-market adjustments on futures.
These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Mozaic Multi-Asset
Realized Gains (Losses): Total
Futures Contracts
Commodity risk $ (301,699)
Equity risk 1,311,765
Interest rate risk (911,717)
Total $ 98,349
Mozaic Multi-Asset
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Commodity risk $ (33,257)
Equity risk 694,535
Interest rate risk 858,274
Total $ 1,519,552
Mozaic Multi-Asset
Futures Contracts:
Average Notional Balance Long $ 31,122,325
Average Notional Balance Short $ 275,208

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Notes to Consolidated Financial Statements - 23
Reclassifications for the year ended December 31, 2023 were as follows:
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Fund’s investment in its Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to a RIC. The Subsidiary, which has a November 30 year end for income tax purposes, is a controlled foreign corporation under the Code. As a U.S. shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary’s current earnings and profits (including future realized gains). Any deficit generated by the Subsidiary will be disregarded for purposes of computing the Fund’s taxable income in the current period and also disregarded for all future periods.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected
J.P. Morgan Investment Management Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2023, the Fund paid investment advisory fees to NFA according to the following schedule.
Fund Capital
Total
Distributable
Earnings (Loss)
Mozaic Multi-Asset $ (96,399) $ 96,399
Fee Schedule
Advisory Fee
(annual rate)
All assets 0.28%

24 - Notes to Consolidated Financial Statements - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
For the year ended December 31, 2023, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund's operating expenses, (excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2023, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2023, NFM earned $95,033 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
*
Effective Advisory Fee
Rate After Expense
Reimbursements
Mozaic Multi-Asset 0.28% 0.00%
Classes
Amount
(annual rate)
All Classes 0.43%
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount Total
Mozaic Multi-Asset $ 297,177 $ 207,069 $ 163,137 $ 667,383
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Notes to Consolidated Financial Statements - 25
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2023, the Fund’s portion of such costs amounted to $157.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of the Fund.
For the year ended December 31, 2023, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2023, the Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Consolidated Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024. During the year ended December 31, 2023, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2023, the Fund did not engage in interfund lending.
Fund Class II
Mozaic Multi-Asset 0.25%
Fund Amount
Mozaic Multi-Asset $ 84,515

26 - Notes to Consolidated Financial Statements - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
5. Investment Transactions
For the year ended December 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and
Fund Purchases Sales
Mozaic Multi-Asset $ 2,669,282 $ 2,800,000

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Notes to Consolidated Financial Statements - 27
any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is

28 - Notes to Consolidated Financial Statements - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for the Fund was as follows:
As of December 31, 2023, for federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2023.
During the year ended December 31, 2023, the Fund had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amount.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Mozaic Multi-Asset $ 862,950 $ – $ 862,950 $ – $ 862,950
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Mozaic Multi-Asset $ 306,189 $ 282,806 $ 588,995 $ – $ 588,995
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Mozaic Multi-Asset $ 256,690 $ – $ 256,690 $ – $ (4,264,674) $ 69,999 $ (3,937,985)
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Mozaic Multi-Asset $ 10,841,038 $ 102,413 $ (78,681) $ 23,732
Fund Amount
Mozaic Multi-Asset $ (4,264,674)
Fund Utilized
Mozaic Multi-Asset $ 2,169,274

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Notes to Consolidated Financial Statements - 29
10. Subsequent Events
On December 6, 2023, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons”, considered and approved a proposal to liquidate the Fund, a series of the Trust.  Pursuant to shareholder approval, the Fund will be liquidated on or about April 12, 2024.
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

30 - Report of Independent Registered Public Accounting Firm - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT J.P. Morgan Mozaic
SM
Multi-
Asset Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund and its subsidiary (one of the funds constituting Nationwide Variable
Insurance Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related consolidated statement of operations for the year ended December 31, 2023, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the consolidated financial highlights for each of the four years in the period ended December 31, 2023, and for the period October 7, 2019 (commencement of operations) through December 31, 2019
(collectively referred to as the “consolidated financial statements''). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the four years in the period ended December 31, 2023 and for the period October 7, 2019 (commencement of operations) through December 31, 2019 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December
31, 2023 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

NVIT J.P. Morgan Mozaic Mult-Asset Fund - December 31, 2023(Unaudited) - Supplemental Information - 31
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Fund  (formerly, NVIT GS Large Cap Equity Insights Fund)
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Core Fund (formerly, NVIT Neuberger Berman Multi Cap Opportunities Fund)
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond Fund)
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT NS Partners International Focused Growth Fund
NVIT Real Estate Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

32 - Supplemental Information - December 31, 2023(Unaudited) - NVIT J.P. Morgan Mozaic Mult-Asset Fund
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the
Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided. In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2023 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2023, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

NVIT J.P. Morgan Mozaic Mult-Asset Fund - December 31, 2023(Unaudited) - Supplemental Information - 33
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Core
Plus Bond Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT Core
Bond Fund, NVIT Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights
Fund, NVIT GS Small Cap Equity Insights Fund, NVIT International Equity Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT
iShares
®
Global Equity ETF Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT
J.P. Morgan Large Cap Growth Fund, NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P.
Morgan US Technology Leaders Fund, NVIT Real Estate Fund, and NVIT Loomis Short Term Bond Fund were each shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT Calvert Equity Fund, NVIT DoubleLine Total Return Tactical Fund,
NVIT Federated High Income Bond Fund, NVIT Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT
Jacobs Levy Large Cap Core Fund, NVIT Managed American Funds Asset Allocation Fund the Trustees considered that, although each Fund was shown to pay actual management fees at a level equal to or higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT Columbia Overseas Value Fund, NVIT NS Partners International Focused Growth Fund and NVIT U.S.
130/30 Equity Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next 13 paragraphs, each of the Funds was shown to have experienced three-year performance for the period ended June 30, 2023 (or the two-year period with respect to NVIT GS Emerging Markets
Equity Insights Fund, which commenced operations in July 2020) at or above its performance universe median, or below the median but within the top three comparative quintiles.
With respect to NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large
Cap Growth Fund, and NVIT J.P. Morgan US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have two years of performance.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to challenging market conditions for the Sub-Adviser’s investment process that invests in high growth companies, particularly in calendar years 2021 and 2022. In this regard, the Trustees noted that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year and three-month periods ended June 30, 2023.
The Trustees have also designated the Fund as subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT AQR Large Cap Defensive Style Fund, the Trustees noted that, for the periods ended June 30, 2023, the
Fund had experienced three-year performance in the fifth quintile of its performance universe, two-year performance in the second quintile of its performance universe, and one-year performance in the fifth quintile of its performance universe. The Trustees considered the Adviser’s statements that the Sub-Adviser’s focus on delivering superior risk-adjusted returns means that the
Fund’s performance will lag in up markets, particularly in strong bull markets such as those that occurred in 2020 and 2023.
In this regard, the Trustees noted that the Fund’s performance for the 2022 calendar year had ranked in the first quintile of its

34 - Supplemental Information - December 31, 2023(Unaudited) - NVIT J.P. Morgan Mozaic Mult-Asset Fund
performance universe. The Trustees also considered that the Fund has been designated to be subject to heightened review by the
Trustees in the coming year in light of its investment performance.
With respect to NVIT BNY Mellon Dynamic U.S. Core Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to challenging market conditions for the Sub-Adviser’s investment process, particularly in calendar year 2022.
In this regard, the Trustees noted that the Fund had ranked in the first quintile of its performance universe for the calendar year
2021 and the Fund’s performance had improved to the third quintile of its performance universe for the one-year period ended
June 30, 2023.
With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT Calvert Equity Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that as of March 2023, the Fund’s prior subadviser had been replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-Adviser.
With respect to NVIT Core Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to the Fund’s overweight positions in longer duration investment grade corporate credit and high yield and the steps taken by the Sub-Adviser in 2023 to address the Fund’s performance. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that underperformance was primarily attributable to prior sub-advisers to the Fund. The Trustees noted that the Fund’s Sub-Adviser assumed management of a portion of the Fund’s assets in September 2021 and became the sole sub-adviser of the Fund in June 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT Federated High Income Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the underperformance was primarily attributable to volatility in the markets that began in the first quarter of 2021 through 2022. In this regard, the Trustees noted that the investment performance for the Fund had improved to the second quintile of its performance universe for the three-month period ended June 30, 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT GS Large Cap Equity Insights Fund, the Trustees noted that, for the periods ended June 30, 2023, the Fund had experienced three-year performance in the fourth quintile of its performance universe, two-year performance in the third quintile of its performance universe, and one-year performance in the fourth quintile of its performance universe. The Trustees considered changes that the Adviser had made to add a qualitative-based strategy from the Sub-Adviser in an effort to improve the Fund’s performance.
With respect to NVIT GS Small Cap Equity Insights Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT iShares
®
Fixed Income ETF Fund, the Trustees noted that, for the periods ended June 30, 2023, the Fund had experienced three-year performance in the fourth quintile of its performance universe, two-year performance in the third quintile of its performance universe, and one-year performance in the fifth quintile of its performance universe. The Trustees considered the Adviser’s statements that the Fund’s underperformance relative to its index was within the Adviser’s expectations because the Fund gross performance exceeded its index by 15 basis points for the three-year period ended June 30, 2023.
With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the underperformance

NVIT J.P. Morgan Mozaic Mult-Asset Fund - December 31, 2023(Unaudited) - Supplemental Information - 35
was primarily attributable to the Fund’s prior sub-adviser that was replaced in August 2022. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that on December 6, 2023, the Board approved the liquidation of the Fund effective in April 2024, subject to shareholder approval. The Trustees determined that the performance information of the Fund was consistent with the continuation of the Fund’s Advisory Agreement for the period until its liquidation.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both expenses and performance records. With respect to NVIT Blackrock Equity Dividend Fund, the Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) in the fifth quintile of its peer group, it was shown to pay actual management fees at a level lower than its peer group median. The Trustees also considered that the Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) with respect to Class I shares ranked in the first quintile its peer group. The Trustees considered the Adviser’s statements that many investors make an active choice to invest in the Fund in light of the fact that it is subadvised by BlackRock
Investment Management. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) and to pay actual management fees in the fourth quintile of its peer group. The
Trustees noted that a significant portion of the Fund’s expenses were represented by underlying fund expenses and considered the Adviser’s statements that many investors make an active choice to invest in the Fund because it provides exposure to an underlying fund managed by BlackRock Investment Management. The Trustees also considered the Adviser’s statements that mutual funds with a volatility overlay generally have higher expenses compared to mutual funds without a volatility overlay and the Fund’s peer group was comprised of a mixture of funds, including peers without a volatility overlay. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees considered that the Fund was shown to have experienced three-year performance for the period ended June 30, 2023, above its performance universe median, in the third quintile of its performance universe. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements as to the amount of waivers in place to maintain a yield for peer money market funds and that comparative expense rankings were expected to improve in a normalized interest rate environment. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT Jacobs Levy Large Cap Growth Fund, the Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) in the fifth quintile of its peer group, it was shown to pay actual management fees at a level lower than its peer group median. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-
12b-1 fees) with respect to Class I shares ranked in the first quintile its peer group. The Trustees considered that on December 6,
2023, the Board approved (i) a reduction in the contractual investment advisory paid with respect to the Fund, (ii) an amendment to the Fund’s expense limitation agreement reducing the Fund’s expense limitation and (iii) an amendment to the Administrative
Services Agreement, which the Adviser stated would have a combined effect of reducing the Fund’s annual operating expenses by
11 basis points. With respect to the Fund’s performance, the Trustees considered that the Fund was shown to have experienced

36 - Supplemental Information - December 31, 2023(Unaudited) - NVIT J.P. Morgan Mozaic Mult-Asset Fund
three-year performance for the period ended June 30, 2023, above its performance universe median, in the first quintile of its performance universe.
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) in the fifth quintile of its peer group, it was shown to pay actual management fees at a level lower than its peer group median. The Trustees considered the Adviser’s statements that mutual funds with a volatility overlay generally have higher expenses compared to mutual funds without a volatility overlay and the Fund’s peer group was comprised of a mixture of funds, including peers without a volatility overlay. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as their assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Other Federal Tax Information
For the year ended December 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Management Information - 37
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

38 - Management Information - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2023, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Management Information - 39
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

40 - Market Index Definitions - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Market Index Definitions - 41
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

42 - Market Index Definitions - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2023 - Market Index Definitions - 43
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

44 - Market Index Definitions - December 31, 2023 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-MOZ (2-24)

Annual Report
December 31, 2023
Nationwide Variable Insurance Trust
Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/nvit-funds/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2024

Message to Investors 1
Fund Commentaries 5
Shareholder Expense Examples 40
Statements of Investments 42
Statements of Assets and Liabilities 62
Statements of Operations 68
Statements of Changes in Net Assets 72
Financial Highlights 79
Notes to Financial Statements 86
Report of Independent Registered Public Accounting Firm 105
Supplemental Information 106
Management Information 113
Market Index Definitions 116

Nationwide Variable Insurance Trust - December 31, 2023 - 1
Message to Investors
Dear Investor,
Over the past year, our business has remained committed to three cardinal principles -
collaboration, excellence, and disciplined leadership - as the guiding forces behind our operations. Despite market volatility, our focus has remained unwaveringly fixed on the business's long-term goals. Our success depends on strong relationships with our employees, management teams, and investors, and we are committed to creating long-term value with them. We operate with a forward-thinking mentality, utilizing innovative strategies to support our clients' long-term objectives. Further, our strong results for 2023 reflected our constant focus on the needs of our investors, the uniqueness and breadth of our services, and our industry expertise. Above all, we recognize that our customers' trust and confidence are vital. Therefore, we work diligently to earn and maintain it through consistent, dependable service.
Macro Commentary
For much of 2023, economic prognostications for 2023 enthralled investors with complex narratives subject to diverse interpretations. Throughout most of the reporting period, some market participants convinced themselves that a soft landing was empirically challenging to pull off, and therefore 2023 would usher in a recession. More specifically, fears of elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve ("Fed"). As such, one of the critical macroeconomic themes during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
As 2023 transpired, investors likely realized the cornucopia of available economic data did not necessarily indicate an impending recession. As such, economic data delivered stronger-than-
expected results, and a positive disinflation trend helped investors realize that the Fed had likely cooled inflation measurably without inducing a recessionary shock to the economy, highlighting the peril of succumbing to overly pessimistic forecasts. Additionally, throughout most of 2023, market participants observed a resilient labor market with job growth that ended the year on a solid note; however, the pace of job gains slowed from the unsustainably high rates recorded in the first quarter of the reporting period. In other words, the foundational elements for a soft landing began to take shape in the latter part of 2023, helping to assuage investor angst that the Fed would remain too restrictive.
Better-than-expected economic data throughout most of the reporting period indicated that the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of
2023 and even into early 2024. During the reporting period, the economic narrative unfolded as an intricate chess match featuring the bond market and the Fed as opposing players. As such, economic data releases became a nuanced battleground where the bond market and the Fed strategically vied for control to shape the narrative around the timing and magnitude of interest rate cuts.
Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross

2 - December 31, 2023 - Nationwide Variable Insurance Trust
domestic product grew 2.2% in the first quarter of 2023, modestly increased by an annualized
2.1% rate in the second quarter and registered a blistering 4.9% annualized growth rate for the third quarter of 2023. Moreover, receding inflation likely boosted consumer spending and resilience, a key theme for 2023. Although consumer spending acted as a tailwind, investors focused on mounting consumer credit card debt and rising delinquencies due to higher financing costs. Nevertheless, lower headline inflation and a strong labor market during the reporting period suggested that healthy real disposable income growth supported consumption, a key driver of economic growth.
For much of 2023, the conversation surrounding inflation has demonstrably shifted; moreover, the pace of price increases eased considerably relative to a year ago; most recently, the
December consumer price index report helped confirm some strategists' conviction that the
Fed was likely done hiking interest rates.
Asset Class
Despite various economic challenges, the equity markets delivered respectable returns during the reporting period. If investors depended solely on economic headlines to make investment decisions, they might have felt discouraged about the market in 2023, just as they did in 2022.
For example, several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P 500
®
Index (S&P
500) started the period with a modest cumulative return of 3.15% between January and March
23, 2023. Likewise, most of the S&P 500's return attribution resulted from multiple expansion.
To illustrate, the S&P 500's blended next twelve months price-to-earnings ratio swelled to over
19x in December from 16x at the beginning of the reporting period.
During most of the reporting period, the narrative revolved around the “Magnificent Seven,”
seven large-cap Technology and Communication Services stocks responsible for a majority of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional banking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets. As such, the Magnificent Seven stocks delivered stunning returns in 2023 and significantly contributed to the massive outperformance of large caps in 2023. As of December
30th, 2023, these seven stocks comprised approximately 28% of the S&P 500 and had a median return of nearly 81% for the reporting period.
Despite some market participants' consternation over poor market breadth during the first half of 2023, the NASDAQ gained a respectable 37% return through July, handily outperforming the
S&P 500 and the Russell 2000
®
Index. Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or something more nefarious, such as a bear market rally. Market participants had varying judgments on distinguishing a new bull market during the reporting period. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak
(on January 1, 2022, for the S&P 500). Despite the debate, on October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on October 12, 2022, up more than
21%. Curiously, the bull market rally that began on October 12, 2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
The equity market's narrowness broadened as the latter half of the reporting period unfolded.
Further, greater participation was a sign that a more solid fundamental backdrop might be forming for the market. Despite this, weaker seasonality in August and September remained a headwind for the market and dampened investor sentiment. Then, toward the last quarter of the reporting period, the market's journey from a somber symphony of dire market sentiment and bearish market positioning during the selloff from July through October orchestrated a crescendo that, come year-end, seamlessly transitioned into a triumphant year-end rally.

Nationwide Variable Insurance Trust - December 31, 2023 - 3
For example, from the October low through year-end, the Russell 2000
®
Index rallied 24% while
the S&P 500 Equal Weight Index surged 18%. The broadening of the rally, in part, the result of the Fed signaling on December 13th that disinflationary trends were sufficient to shift monetary policy toward easing in 2024, was a welcomed development as it gave the bulls confidence that the underlying resilience of the economy might finally shift toward other sectors of the market.
The year-end rally, or as some market participants coined it, the “everything rally,” saw global stock markets rally too, with the MSCI EAFE
®
Index finishing the period with a gain of nearly
18.24%. Likewise, the MSCI Emerging Markets
®
Index gained 9.8%.
Positive economic surprises, sustained disinflation, and Fed cuts lurking in 2024 drove a powerful year-end rally, with U.S. large-cap growth stocks delivering an impressive return in 2023. As such, The Russell 3000
®
Growth Index, relative to the Russell 3000
®
Value Index, had its best year since 1999.
Bond investors have had a challenging reporting period. The Fed remained resolute in quelling inflation, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 114. After languishing during most of the reporting period, returns from fixed-income assets rebounded during the fourth quarter as yields fell, and the Fed signaled its willingness to move toward a more balanced approach to monetary policy.
The well-known spread between the 2-year and 10-year Treasury note yields ("2yr/10yr curve")
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.35%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market.
Moreover, since June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a "bear steepener." Then, the significant drop in the 10-year Treasury yield from 5.0% in mid-October to 3.9% just two months later removed a key overhang for the market, as the decrease in yields was likely the result of inflation easing back toward the Fed's target of 2%, removing the threat of the Fed needing to increase rates. As a result, relaxed financial conditions paved the way for a broad-based recovery of many market sectors that were previously vulnerable to higher rates.
As the market entered the final quarter of 2023, there was a sense of comfort that the Fed had concluded its interest rate hiking cycle. Investors, however, remained cautious about how long monetary policy would remain at restrictive levels - a key debate for the past two years. This apprehension amongst market participants slowly waned when softer inflation rates were reported in the U.S. and Europe, leading investors to believe central banks would begin preemptively cutting interest rates sometime in 2024. Moreover, the December Federal Open
Market Committee meeting, where the latest economic projections indicated that there would be three cuts in 2024, solidified market participants' beliefs that the Fed was no longer willing to risk the potential of overtightening, resulting in a potential policy error. Further, an essential shift in messaging occurred when Chair Powell did not push back on easing financial conditions and the bond market aggressively pricing in rate cuts starting in early 2024. In other words, looser financial conditions make it harder for the Fed to cool the economy and reduce inflation.
Nevertheless, fixed-income markets rallied at the end of the reporting period, bolstered by expectations of interest rate cuts, tightening credit spreads, and weakening dollar-supporting corporate earnings. As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 5.53%
during the reporting period.
During the reporting period, investors faced significant risks that further solidified our belief in the importance of a well-crafted investment plan with a long-term focus. We remain dedicated to our investors and unwavering in our vigilance, seeking to successfully navigate even the most challenging investment environments. Your continued confidence and trust in us are

4 - December 31, 2023 - Nationwide Variable Insurance Trust
appreciated, and we are committed to helping you achieve your financial objectives. Thank you for entrusting us with your investments.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the twelve-month reporting period that ended December 31, 2023:
Index
Annual Total Return
(As of December 31, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 9.09%
Bloomberg
®
Municipal Bond 6.40%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 4.61%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.69%
Bloomberg
®
U.S. Aggregate Bond 5.53%
Bloomberg
®
U.S. Corporate High Yield 13.44%
MSCI
®
EAFE 18.24%
MSCI
®
Emerging Markets 9.83%
MSCI
®
ACWI ex USA 15.62%
Russell 1000
®
Growth 42.68%
Russell 1000
®
Value 11.46%
Russell 2000
®
16.93%
S&P 500
®
26.29%
Nasdaq Composite 44.64%
Russell 3000
®
Growth 41.21%
Russell 3000
®
Value 11.66%
Source: Morningstar

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2023 - Fund Commentary - 5
For the annual period ended December 31, 2023, the NVIT BNY Mellon Dynamic U.S. Core Fund Class I returned 23.88%*
versus 26.29% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Blend (consisting of 313 investments as of December 31, 2023), was 25.60% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund did not take any positions outside of index-based exposure to the S&P 500
®
Index (“S&P 500”), long US Treasury bonds,
and cash. Therefore, there was no impact from individual security, sector, country, or currency factors. Both the S&P 500
®
and long
Treasury exposure caused underperformance for the Fund in 2023.
The primary detractor from performance in 2023 was an underweight equity allocation (average exposure of 96%) as the S&P
500 soared 26.3% to a new all-time high despite rich valuations and anemic earnings growth. Long bond exposure was modestly negative. While the target equity allocation throughout 2023 was unchanged at 90%, the implemented exposure fluctuated given the use of out-of-the-money S&P 500
®
Index call options that enabled the strategy to participate in market rallies. For instance, equity exposure reached approximately 100% at the end of July and finished the year at approximately 103% as the call options increased the equity exposure. 2023 was a ‘super equity bull market’ environment and a difficult year for the Fund. As in the past when prices detached from fundamentals, we expect investors to be rewarded once again when the market reverts to fundamentals.
The derivatives are a standard implementation feature of the strategy. The Fund utilizes a combination of index-based physical securities, futures, and options to express our investment views. Typically, 85% of the S&P 500 exposure is implemented with passive indexing equity exposure (i.e., fully funded physical securities that seek to replicate the benchmark index). The remaining exposure is held in S&P 500 futures that are cost effective to trade when we make changes to the S&P 500 exposure. The
Fund also opportunistically takes modest financial leverage (up to 50% maximum). To implement leverage, the Fund purchases exchange-traded S&P 500 options, which enable upside participation while also providing downside protection. Additionally, the
Fund may purchase out-of-the-money options to improve the convexity of the equity position and allow the Fund to participate in equity rallies, particularly when the Fund holds an underweight equity position. Over the past 12 months derivative positions were modestly positive.
The Fund did not experience any liquidity events.
Subadviser:
Newton Investment Management North America, LLC.
Portfolio Managers:
James Stavena, Dimitri Curtil, Torrey Zaches, CFA
*High double-digit returns are unusual and cannot be sustained
The Fund is subject to the risks of investing in equity securities and fixed-income securities. The Fund may invest in more-
aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). The Fund's holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. The Fund’s strategy may lead to above-average short-term volatility. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness or availability of the content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2024 by Standard & Poor's Financial Services LLC. All rights reserved.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

6 - Fund Commentary - December 31, 2023 - NVIT BNY Mellon Dynamic U.S. Core Fund
Asset Allocation
1
Common Stocks 87.6%
Short-Term Investments 8.0%
Repurchase Agreements 2.5%
Purchased Options 0.4%
Futures Contracts 0.1%
Other assets in excess of liabilities 1.4%
100.0%
Top Industries
2
Software 9.6%
Semiconductors & Semiconductor Equipment 7.2%
Technology Hardware, Storage & Peripherals 6.5%
Interactive Media & Services 5.2%
Financial Services 3.7%
Pharmaceuticals 3.3%
Oil, Gas & Consumable Fuels 3.1%
Broadline Retail 3.1%
Banks 2.9%
Capital Markets 2.7%
Other Industries
#
52.7%
100.0%
Top Holdings
2
U.S. Treasury Bills 7.8%
Apple, Inc. 6.3%
Microsoft Corp. 6.2%
Amazon.com, Inc. 3.1%
NVIDIA Corp. 2.7%
Alphabet, Inc., Class A 1.8%
Meta Platforms, Inc., Class A 1.7%
Alphabet, Inc., Class C 1.6%
Tesla, Inc. 1.5%
Berkshire Hathaway, Inc., Class B 1.4%
Other Holdings
#
65.9%
100.0%
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2023 - Fund Commentary - 7
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 23.88% 15.51% 11.84% 3/24/2009
Class II 23.56% 15.23% 11.57% 3/24/2009
S&P 500® Index 26.29% 15.69% 12.03%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.67% 0.62%
Class II 0.92% 0.87%
^
Current effective prospectus dated May 1, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

8 - Fund Commentary - December 31, 2023 - NVIT BNY Mellon Dynamic U.S. Core Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT BNY Mellon Dynamic U.S. Core Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/23. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2023 - Fund Commentary - 9
For the annual period ended December 31, 2023, the NVIT BNY Mellon Dynamic U.S. Equity Income Fund Class I returned
8.84% versus 11.46% for its benchmark, the Russell 1000
®
Value Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Large Value (consisting of 227 investments as of December 31, 2023), was 10.92% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund underperformed the benchmark over the period. While stock selection within health care and utilities outperformed relative to the benchmark over the year, communications services and industrials were a drag on overall performance.
The top three sectors contributing to Fund performance during the period were Consumer Staples, Materials, and Energy.
An underweight to the defensive consumer staples sector contributed to return in the fourth quarter. Particularly, not owning benchmark bellwethers led to positive relative returns. Stock selection in materials benefited, owing largely to the position in CRH
Public Limited Company. In the energy sector, stock selection contributed to relative performance, particularly not owning several energy equipment and oil, gas, and consumable fuel companies, as energy prices were weak during the quarter.
The three sectors detracting the most to Fund performance during the period were Consumer Discretionary, Industrials, and
Financials. Stock selection in consumer discretionary detracted, particularly amongst the holdings in hotels, restaurants and leisure names, including the position in International Game Technology PLC. The position in Hasbro also detracted as it delivered disappointing earnings ahead of the holiday period. In the industrials sector, stock selection and an underweight to the sector detracted for the period, as several aerospace and defense holdings underperformed. In the financials sector, stock selection weighed on relative returns, particularly among capital market names.
The key securities’ contributors during the period were CRH public limited company, Chevron Corporation, Intel Corporation, Pfizer
Inc, and U.S. Bancorp.
CRH announced a solid trading update with generally positive commentary around key end markets; infrastructure and non-
residential projects continue to progress, but residential is expected to be subdued until late 2024. The company also announced deals to purchase cement assets in Texas and sell lime assets in Europe. This shifts the portfolio more toward higher growth areas in the U.S. and should help in closing the large valuation gap between CRH and its U.S. peers. Intel Corporation’s shares rose as the firm is seeing PC restocking, a new GPU launch from Habana, positive outlook from artificial intelligence benefiting device upgrades, foundry customer wins and node build proceeding well to mass production in 2024. Mobileye is now close to 20%
of Intel’s enterprise value which adds another growth opportunity. The firm is a key beneficiary of the CHIPS Act, which should provide capital offset and grants coming over the next few years. U.S. Bancorp contributed through the suggestions of a Federal
Reserve pivot spurring a risk-on rally, helping bank stocks during the quarter. On the contrary, the Fund not owning the energy company, Chevron Corporation, contributed as oil prices fell over the period. Also, not owning Pfizer Inc., pharmaceutical giant and healthcare benchmark bellwether, was beneficial as shares have steadily sold off this year as the demand for their COVID-19 vaccines has waned, and they announced they were stopping development on a type-2 diabetes drug. At the end of the period, the Fund holds CRH, Intel, and U.S. Bancorp.
The key detractors during the period were International Game Technology PLC, Becton, Dickinson and Company, Sanofi Sponsored
ADR, Occidental Petroleum Corporation, and Hasbro, Inc.
International Game Technology PLC shares fell along with other casino stocks after a peer casino missed expectations on higher inflation. Becton, Dickinson and Company reported a reasonable fiscal fourth quarter but issued disappointing earnings guidance for fiscal year 2024 due to a worse-than-expected foreign exchange rate with the Mexican peso, where a good portion of the manufacturing resides, and slowing customer base growth in China. These items are siloed in nature and not indicative of the health of the business. We find shares attractively valued given their long-term growth algorithm of 5.5% organic top-line growth followed by double-digit earnings growth. We like the pipeline of the company as well and think the company is a stable growth compounder. Sanofi Sponsored ADR posted disappointing third-quarter earnings results and lowered its outlook. Occidental
Petroleum Corporation shares of the hydrocarbon explorer fell on general weakness in the energy markets. While the firm reported better-than-expected third-quarter earnings and revenue, quarterly profit fell more than 50%. Hasbro, Inc. shares hit a 52-week low after reporting disappointing earnings results and lowering their outlook for the holiday shopping period. Given the change in outlook, the Fund exited the position. At the end of the period, the Fund holds all securities except Hasbro.
The Fund is structured as a static 90% investment into the physical securities of the Equity Income Strategy, with the remaining
10% of capital used as collateral for investments in futures and listed options based on specific equity indices (S&P 500 and
Russell 1000 Value Indexes) and U.S. Treasury bonds. Use of listed derivative instruments allows the strategy to have exposure to 100% of the active positioning only of the Dynamic U.S. Equity strategy, in the form of an overlay, in combination with the active security selection of the Equity Income strategy.

10 - Fund Commentary - December 31, 2023 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
The Fund did not have any liquidity events that had a material impact on Fund performance.
Subadviser:
Newton Investment Management North America. LLC
Portfolio Managers:
John C. Bailer, CFA; Brian C. Ferguson; Keith Howell, Jr., CFA; James H. Stavena; Dimitri Curtil; and Torrey K. Zaches, CFA
The Fund is subject to the risks of investing in equity securities, including initial public offerings (IPOs), which often are subject to greater and more unpredictable price changes than are more-established stocks. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate investments in specific industries or sectors, subjecting it to greater volatility than that of other mutual funds. The Fund uses a value style of investing, focusing on dividend-paying stocks and other investments which provide income, and may underperform other funds that use different investing styles. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that the dividends will remain at the current levels or increase over time. The success of the Fund's investment strategy may depend in part on the effectiveness of the subadviser's quantitative tools for screening securities. A previously successful strategy may become outdated or inaccurate, possibly resulting in losses. Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2023 - Fund Commentary - 11
Asset Allocation
1
Common Stocks 88.1%
Repurchase Agreements 5.1%
Short-Term Investments 4.5%
Purchased Options 0.4%
Futures Contracts 0.1%
Other assets in excess of liabilities 1.8%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 9.3%
Insurance 8.6%
Banks 8.1%
Capital Markets 6.2%
Health Care Equipment & Supplies 6.1%
Financial Services 4.6%
Aerospace & Defense 4.0%
Hotels, Restaurants & Leisure 3.9%
Semiconductors & Semiconductor Equipment 3.2%
Media 3.1%
Other Industries
#
42.9%
100.0%
Top Holdings
2
U.S. Treasury Bills 4.3%
JPMorgan Chase & Co. 4.1%
Medtronic plc 3.3%
Berkshire Hathaway, Inc., Class B 3.2%
Danaher Corp. 2.8%
CRH plc 2.5%
AbbVie, Inc. 2.5%
Becton Dickinson & Co. 2.4%
AT&T, Inc. 2.3%
International Game Technology plc 2.2%
Other Holdings
#
70.4%
100.0%
#
For purposes of listing top holdings and top industries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

12 - Fund Commentary - December 31, 2023 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 8.84% 13.28% 9.13% 3/24/2009
Class II 8.65% 13.10% 8.95% 3/24/2009
Class X 9.00% N/A 17.16% 9/4/2020
Class Z 8.78% N/A 16.88% 9/4/2020
Russell 1000® Value Index 11.46% 10.91% 8.40%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.87% 0.87%
Class II 1.12% 1.04%
Class X 0.74% 0.74%
Class Z 0.99% 0.99%
^
Current effective prospectus dated May 1, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2023 - Fund Commentary - 13
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT BNY Mellon Dynamic U.S. Equity Income Fund
versus performance of the Russell 1000
®
Value Index over the 10-year period ended 12/31/23. Unlike the Fund, performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - December 31, 2023 - NVIT J.P. Morgan Digital Evolution Strategy Fund
For the annual period ended December 31, 2023, the NVIT J.P. Morgan Digital Evolution Strategy Fund Class Y returned 69.35%*
versus 61.13% for its benchmark, the S&P North American Technology Sector Index
TM
. For broader comparison, the return for the
Fund's closest Morningstar peer category, Technology (consisting of 34 investments as of December 31, 2023), was 54.25% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The technology sector experienced a strong rebound in 2023 after a tough 2022 (SPGSTI 61.13% versus SPX 26.29%). Market value appreciation was driven by a healthy combination of revenue/earnings upgrades and valuation multiple reratings from depressed levels as inflation pressures eased. Year-to-date (“YTD”) revenues/earnings upgrades were driven by better-than-feared demand and aggressive cost optimization measures by companies. Within the sector, mega cap vendors (73% YTD), perceived
AI beneficiaries (NVDA, MSFT etc.) and select high growth software companies significantly outperformed. As highlighted by outperformance of market weighted Technology sector index (61.13%) versus equal weight technology index (28.2%), Technology sector returns in 2023 have been driven by a limited breadth of stocks. This, in our view, represents opportunities for alpha generation in small and mid-cap (SMID) stocks in 2024 as we expect a broader recovery in IT spending.
Slowing economy and information technology (IT) spending digestion post elevated years of spend drove below-trend technology spending growth (1-3%) in 2023 (historical trend of 2-4%, years of the COVID-19 5-7%). While IT spending growth was below trend, it was better than expected (Wall Street was expecting year-over-year decline) driving revenue/earnings-per-share upgrades throughout the year.
The NVIT J.P. Morgan Digital Evolution Strategy Fund outperformed its benchmark (S&P North American Technology Sector
Index
TM
) during the period. The semiconductors & semiconductor equipment, communications equipment & group transportation sectors contributed to performance, and the software sector detracted from performance.
On the positive side, our overweight in Meta (META) contributed to performance during the year. META’s fundamentals have been strong with solid top line growth driven by continued engagement improvement. The company improved efficiency in 2023 by controlling costs and reducing headcount by another 10,000 employees, the benefits of which we saw through third quarter results. During their third quarter report, the company also guided 2024 operating expenses below street expectations. Our overweight in Uber Technologies (UBER) contributed to performance during the year. UBER delivered strong results consistently through the year driven by accelerating bookings growth and high incremental margins. UBER achieved trailing twelve months
GAAP profitability in the third quarter allowing for S&P inclusion, which occurred in mid-December, a further boost to the stock.
Our underweight in Cisco Systems (CSCO) contributed to performance during the year. The stock underperformed in 2023 amid softening enterprise demand as customers digest inventory. A challenged growth in the short term and greater AI-related Data
Center upside available elsewhere are challenges CSCO faces. The Fund held Meta and Uber and did not hold CSCO at the end of the period.
On the negative side, our overweight in Wolfspeed (WOLF) detracted from performance during the year. Producing silicon carbide
(SiC) was more difficult than expectations, which caused us to exit the position. Our overweight to Baidu (BIDU) detracted from performance during the year. The China based technology vendor underperformed alongside the other China based technology stocks. Digital advertising market checks pointed to a softer than expected ads growth business due to weak macro driving sell side estimate cuts across the board. We eliminated the position following weak end market checks. Our overweight position in
DocuSign (DOCU) detracted from performance during the year. The company disappointed due to lack of incremental expense control in the face of slowing growth. The Fund no longer holds the position at the end of the period.
We continue to focus on fundamentals of the economy and company earnings. Easing inflation and improved prospects for growth have helped fuel optimism for a soft landing; however, the U.S. election, higher policy rates or significant geopolitical tension, risks continue to remain that could push the economy into recession in 2024. Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
Improving IT spending and relative underperformance by SMID stocks provides alpha opportunities. As inflation pressures further ease into 2024 and the Federal Reserve likely reduces interest rates, we expect upward valuation support for SMID cap technology companies given the relative underperformance in 2023; however, we do not expect a significant valuation multiple expansion for the broader sector as multiples are closer to 20-year highs (excluding low interest rate period of 2020/2021). Hence, we believe
2024 is likely to be a stock picker’s market where secular growth winners, margin expansion (could be self-help) and rebound in certain industries, post two years of digestion after COVID-19, (PCs, servers, cloud) could be rewarded.
The Fund did not invest in derivatives and did not experience any liquidity events that impacted performance during the period.

NVIT J.P. Morgan Digital Evolution Strategy Fund - December 31, 2023 - Fund Commentary - 15
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Manager:
Manish Goyal and SK Prasad Borra
*High double-digit returns are unusual and cannot be sustained
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. The Fund may invest in more-aggressive investments such as foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities). A portion of the fund uses a growth style of investing and therefore may underperform other funds that use different investing styles. The Fund concentrates on technology sectors, subjecting it to greater volatility than other mutual funds. The Fund may hold larger positions in fewer securities than other funds; therefore, a change in value of a single security may have a substantial impact on the Fund’s value and total return. Please refer to the most recent prospectus for more detailed information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2023 - NVIT J.P. Morgan Digital Evolution Strategy Fund
Asset Allocation
1
Common Stocks 97.5%
Repurchase Agreement 1.6%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 31.2%
Software 30.4%
Interactive Media & Services 19.1%
Technology Hardware, Storage & Peripherals 7.1%
IT Services 4.0%
Broadline Retail 2.8%
Entertainment 1.1%
Automobile Components 1.0%
Ground Transportation 1.0%
Financial Services 0.7%
Other Industries
#
1.6%
100.0%
Top Holdings
2
Microsoft Corp. 11.6%
NVIDIA Corp. 9.7%
Meta Platforms, Inc., Class A 8.7%
Alphabet, Inc., Class A 6.9%
Apple, Inc. 5.3%
Salesforce, Inc. 5.2%
Advanced Micro Devices, Inc. 5.1%
Adobe, Inc. 3.7%
Broadcom, Inc. 3.4%
Intuit, Inc. 2.8%
Other Holdings
#
37.6%
100.0%
#
For purposes of listing top holdings and top industries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT J.P. Morgan Digital Evolution Strategy Fund - December 31, 2023 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 69.35% 17.66% 4/27/2022
S&P North American
Technology Sector Index
TM
61.13% 19.68%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class Y 5.76% 0.62%
^
Current effective prospectus dated May 1, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2023 - NVIT J.P. Morgan Digital Evolution Strategy Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT J.P. Morgan Digital Evolution Strategy Fund from inception through 12/31/23 versus performance of the S&P North American Technology Sector Index
TM
for the same period. Unlike
the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT J.P. Morgan Innovators Fund - December 31, 2023 - Fund Commentary - 19
For the annual period ended December 31, 2023, the NVIT J.P. Morgan Innovators Fund Class Y returned 34.17%* versus
26.53% for its benchmark, the Russell 1000
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Growth (consisting of 268 investments as of December 31, 2023), was 40.75% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The NVIT J.P. Morgan Innovators portfolio outperformed its benchmark during the period. The communication services, health care and real estate sectors contributed to performance while the utilities, information technology and materials sectors detracted from performance.
On the positive side, our overweight in Meta (META) contributed to performance during the year. Company fundamentals have been strong with solid top line growth driven by continued engagement improvement. The company improved efficiency in 2023 by controlling costs and reducing headcount by another 10,000 employees, the benefits of which we saw through third quarter results. During their third quarter report, the company also guided 2024 operating expenses below street expectations. Our overweight in Uber Technologies (UBER) contributed to performance during the year. UBER delivered strong results consistently through the year driven by accelerating bookings growth and high incremental margins. UBER achieved trailing twelve-month
GAAP profitability in the third quarter allowing for S&P inclusion, which occurred in mid-December, a further boost to the stock.
Our overweight to Amazon (AMZN) contributed to performance during the year. It experienced improved retail margins, with AWS growth stabilizing after several quarters of deceleration. The Fund continues to hold the three securities at the end of the period.
On the negative side, our overweight in NextEra (NEE) detracted from performance during the year. The stock underperformed as a result of macro and company specific factors. Given the high interest rate environment, the company decided not to sell assets to NEP (NextEra Energy Partners) and cut its distribution growth rate in half. There was a significant negative reaction to the company’s announcement that drove the stock down; however, NEE’s pipeline of renewables continues to grow as it has a very attractive market value with the inflation reduction act (IRA). Our overweight position in Truist (TFC) detracted from performance during the year. We eliminated this position during the banking crisis due to lack of conviction. Our overweight position in Estee
Lauder (EL) detracted from performance during the year. Their channel inventory situation was worse than anticipated, and it was negatively impacted by slower re-opening in China. The Fund holds only NextEra at the end of the period.
We continue to focus on fundamentals of the economy and company earnings. Our analysts’ estimates for S&P 500
®
Index
earnings currently project +12% for 2024 and +12% for 2025. While subject to revision, this forecast includes our best analysis of earnings expectations.
Easing inflation and improved prospects for growth have helped fuel optimism for a soft landing; however, the U.S. election, higher policy rates or significant geopolitical tension, risks continue to remain that could push the economy into recession in 2024.
Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
By sector, Consumer was significantly more resilient than the market feared in 2023. As we enter 2024, consumer related spending and its impact on the broader macro (2nd/3rd of the Gross Domestic Products) remains difficult to predict with better employment levels and salary inflation offset by lower savings rates, lack of government stimulus, higher delinquencies, and high credit card debt, etc. Following a weak 12-18 months, IT spending data points look attractive, and we are excited about select opportunities
(GenAI commercialization, cloud spending recovery) in the technology sector. Politics remain a dominant factor in healthcare, and we believe idiosyncratic factors rather than themes will likely drive alpha generation.
The Fund did not invest in derivatives and did not experience any liquidity events that impacted performance during the reporting period.
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Manager:
Manish Goyal
*High double-digit returns are unusual and cannot be sustained
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

20 - Fund Commentary - December 31, 2023 - NVIT J.P. Morgan Innovators Fund
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. The Fund may invest in more-aggressive investments such as foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities). A portion of the fund uses a growth style of investing and therefore may underperform other funds that use different investing styles. The Fund concentrates on investments in particular sectors, possibly subjecting it to greater volatility than other mutual funds. The Fund may hold larger positions in fewer securities than other funds; therefore, a change in value of a single security may have a substantial impact on the Fund’s value and total return. Please refer to the most recent prospectus for more detailed information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT J.P. Morgan Innovators Fund - December 31, 2023 - Fund Commentary - 21
Asset Allocation
1
Common Stocks 98.5%
Other assets in excess of liabilities 1.5%
100.0%
Top Industries
2
Software 15.0%
Semiconductors & Semiconductor Equipment 9.9%
Capital Markets 7.4%
Health Care Equipment & Supplies 6.4%
Broadline Retail 5.6%
Financial Services 5.4%
Interactive Media & Services 5.1%
Technology Hardware, Storage & Peripherals 4.6%
Automobiles 3.4%
Pharmaceuticals 3.2%
Other Industries 34.0%
100.0%
Top Holdings
2
Microsoft Corp. 9.2%
Amazon.com, Inc. 5.6%
NVIDIA Corp. 3.5%
Apple, Inc. 3.5%
Tesla, Inc. 3.4%
UnitedHealth Group, Inc. 3.2%
Advanced Micro Devices, Inc. 3.0%
Meta Platforms, Inc., Class A 2.9%
S&P Global, Inc. 2.7%
Charles Schwab Corp. (The) 2.7%
Other Holdings 60.3%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

22 - Fund Commentary - December 31, 2023 - NVIT J.P. Morgan Innovators Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 34.17% 9.43% 4/27/2022
Russell 1000® Index
26.53% 9.85%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class Y 5.43% 0.62%
^
Current effective prospectus dated May 1, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P. Morgan Innovators Fund - December 31, 2023 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT J.P. Morgan Innovators Fund from inception through
12/31/23 versus performance of the Russell 1000
®
Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2023 - NVIT J.P. Morgan Large Cap Growth Fund
For the annual period ended December 31, 2023, the NVIT J.P. Morgan Large Cap Growth Fund Class Y returned 35.15%*
versus 42.68% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Large Growth (consisting of 268 investments as of December 31, 2023), was 40.75% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The S&P 500® Index as a broad market, ended 2023 strong, returning +26.29% for the year. Information technology and communication services were the best performing sectors, returning +57.84% and +55.82%, respectively. Utilities and energy were the only sectors that closed the year in the red, returning -7.08% and -1.33%, respectively.
The U.S. equity markets ended the year strong despite witnessing the second largest bank failure in the history of the United
States. The Federal Reserve hiked the Fed target rate to 5.25%-5.50%, the highest level in more than 22 years, to curb record high inflation. The Consumer Price Index peaked at 6.4% in January 2023, and trended downward to 3.1% in November 2023.
Meanwhile, third quarter Gross Domestic Product (GDP) was a bright spot, with GDP rising at 4.9% annualized; the increase was primarily driven by a rise in consumer spending and inventory investment. The labor market experienced some weakness as the unemployment rate went up from 3.4% in January 2023 to 3.7% in November 2023. Business spending held up better than expected despite tighter lending standards, supported by increased spending on intellectual property with greater emphasis on building and integrating artificial intelligence capabilities. Finally, earnings forecasts for 2024 witnessed an uptick towards the end of the year as recession fears subsided.
Large cap stocks, as represented by the S&P 500® Index, outperformed the small cap Russell 2000® Index, as they returned
+26.29% versus +16.93%, respectively. Value underperformed growth by a massive margin, as the Russell 3000® Value Index returned +11.70% and the Russell 3000® Growth Index returned +41.24%.
The NVIT J.P. Morgan Large Cap Growth Fund underperformed the benchmark during the year ended December 31, 2023. Within the market, sector leadership in 2023 was essentially a mirror image of 2022. Defensive sectors and energy led in 2022, while
2023’s return was driven by higher growth sectors like technology and consumer discretionary. Given the portfolio’s structural bias to momentum, environments characterized by changes in market leadership can present near-term headwinds. Health care, financials and energy sectors were the top detractors. Not owning real estate and utilities contributed, in addition to stock selection within technology.
The Fund’s overweight position in Charles Schwab was the largest detractor. The stock came under pressure earlier in the year, as investors weighed the impact of rising rates on the company’s earnings growth and capital requirements, along with other interest sensitive financial services companies. An overweight position in First Solar also detracted. The stock came under pressure amidst uncertainty around the impact of rising interest rates on solar projects. Additionally, investors expressed some concern around the potential for greater price competition from Chinese and other East Asian suppliers. An overweight position in Eli Lilly was another detractor. The stock outperformed for much of the year but took a pause after the position size was increased. The position ended the year as a top overweight given our conviction in the opportunity that they have with GLP-1 drugs. Charles Schwab, First Solar and Eli Lilly continue to be held in the Fund.
On the positive, our overweight position in Meta Platforms was the top contributor. Meta’s fundamentals have been strong with solid top-line growth driven by improved advertising revenue. We continue to have conviction in Meta; it remains a top overweight within the technology sector. An overweight in Uber Technologies also contributed. Strong execution by Uber management over the course of the year drove an acceleration in bookings, profitability and share gains. We remain constructive on growth and margin expansion potential and believe we are in the early days of seeing advertising growth in their Rides and Eats businesses.
An overweight position in Salesforce was another contributor, as management shifted their focus to margin expansion and free cash flow generation. The position was added during the year. Meta Platforms, Uber Technologies and Salesforce all continue to be held in the Fund.
2023 was a year of positioning changes as the bottom-up opportunity set evolved. For the NVIT J.P. Morgan Large Cap Growth
Fund, 2023 was about balance as a reflection of a market that has lacked clear and sustainable leadership over the last few years.
This balance is in terms of sector positioning as well as style, as we closed the overweight to defensive growers and have built back up exposure to secular growers where expectations have gone through a reset. The technology sector ended the year much less underweight than it started. Consumer discretionary started the year underweight and ended the year as a top overweight.
Health care and staples, both of which started the year as overweights, are now modest underweights.
We continue to focus on fundamentals of the economy and company earnings. Our analysts’ estimates for S&P 500® Index earnings currently project +12% for 2024 and +12% for 2025. While subject to revision, this forecast includes our best analysis of earnings expectations.

NVIT J.P. Morgan Large Cap Growth Fund - December 31, 2023 - Fund Commentary - 25
Easing inflation and improved prospects for growth have helped fuel optimism for a soft landing; however, the U.S. election, higher policy rates and significant geopolitical tension risks continue to remain that could push the economy into recession in 2024.
Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
The Fund did not invest in derivatives during the reporting period and had no liquidity events impact the performance.
Subadviser:
J.P. Morgan Investment Management Inc
Portfolio Managers:
Giri Devulapally; Joseph Wilson; Larry H. Lee; Holly Fleiss; and Robert Maloney
*High double-digit returns are unusual and cannot be sustained
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
The Fund is subject to the risks of investing in equity securities. The Fund may invest in more-aggressive investments such as foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities), derivatives (which create investment leverage and are highly volatile) and futures contracts (prices are more volatile than stock and bonds and fluctuations in value can cause large losses to the Fund). A portion of the fund uses a growth style of investing and therefore may underperform other funds that use different investing styles. The Fund concentrates on investments in particular sectors, subjecting it to greater volatility than other mutual funds. The Fund may have a higher portfolio turnover rate which increases transaction costs and may adversely impact the Fund’s performance. Please refer to the most recent prospectus for more detailed information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

26 - Fund Commentary - December 31, 2023 - NVIT J.P. Morgan Large Cap Growth Fund
Asset Allocation
1
Common Stocks 97.0%
Other assets in excess of liabilities 3.0%
100.0%
Top Industries
2
Software 22.7%
Semiconductors & Semiconductor Equipment 10.6%
Interactive Media & Services 9.2%
Broadline Retail 8.8%
Technology Hardware, Storage & Peripherals 5.5%
Pharmaceuticals 4.8%
Hotels, Restaurants & Leisure 4.1%
Biotechnology 3.1%
Entertainment 3.1%
Financial Services 2.9%
Other Industries 25.2%
100.0%
Top Holdings
2
Microsoft Corp. 11.8%
Amazon.com, Inc. 7.2%
Apple, Inc. 5.5%
Meta Platforms, Inc., Class A 5.3%
NVIDIA Corp. 5.2%
Eli Lilly & Co. 4.8%
Alphabet, Inc., Class C 3.9%
Mastercard, Inc., Class A 2.8%
Netflix, Inc. 2.7%
Broadcom, Inc. 2.7%
Other Holdings 48.1%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT J.P. Morgan Large Cap Growth Fund - December 31, 2023 - Fund Commentary - 27
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 35.15% 13.71% 4/27/2022
Russell 1000® Growth
Index 42.68% 14.43%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class Y 4.60% 0.62%
^
Current effective prospectus dated May 1, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

28 - Fund Commentary - December 31, 2023 - NVIT J.P. Morgan Large Cap Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT J.P. Morgan Large Cap Growth Fund from inception through 12/31/23 versus performance of the Russell 1000
®
Growth Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2023 - Fund Commentary - 29
For the annual period ended December 31, 2023, the NVIT J.P. Morgan U.S. Equity Fund Class II returned 26.73%* versus
26.29% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Blend (consisting of 313 investments as of December 31, 2023), was 25.60% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The S&P 500
®
Index ended 2023 strong, returning +26.29% for the year. Information technology and communication services were the best performing sectors, returning +57.84% and +55.82%, respectively. Utilities and energy were the only sectors that closed the year in the red returning -7.08% and -1.33%, respectively.
The U.S. equity markets ended the year strong despite witnessing the second largest bank failure in the history of the United
States. The Federal Reserve hiked the Fed target rate to 5.25%-5.50%, the highest level in more than 22 years to curb record high inflation. The Consumer Price Index peaked at 6.4% in January 2023, and trended downward to 3.1% in November 2023.
Meanwhile, third quarter Gross Domestic Products (“GDP”) was a bright spot, with GDP rising at 4.9% annualized; the increase was primarily driven by an increase in consumer spending and inventory investment. The labor market experienced some weakness as the unemployment rate went up from 3.4% in January 2023 to 3.7% in November 2023. Business spending held up better than expected despite tighter lending standards, supported by increased spending on intellectual property with greater emphasis on building and integrating artificial intelligence capabilities. Finally, earnings forecasts for 2024 witnessed an uptick towards the end of the year as recession fears subsided.
Large cap stocks as represented by the S&P 500
®
Index outperformed the small cap Russell 2000
®
Index, as they returned
+26.29% versus +16.93%, respectively. Value underperformed growth by a massive margin, as the Russell 3000 Value
®
Index
returned +11.70% and the Russell 3000 Growth
®
Index returned +41.24%.
The NVIT J.P. Morgan U.S. Equity Fund outperformed the benchmark during the full year. For the full year, the information technology, energy and financials sectors contributed to performance, while the utilities, consumer discretionary and communication services sectors detracted from performance.
On the positive side, within industrials, our overweight in Uber Technologies (UBER) contributed to performance during the year.
UBER delivered strong results consistently driven by accelerating bookings growth and high incremental margins. UBER achieved trailing twelve-month GAAP profitability in the third quarter allowing for S&P inclusion, which occurred in mid-December, a further boost to the stock. The Fund still holds the position. Within information technology, our overweight in Microsoft (MSFT) contributed to performance during the year and the quarter. Heading into the year, there were headwinds related to Azure growth given cloud optimization efforts that were expected to last into the second half of the year. Despite this, Microsoft ultimately benefitted from enthusiasm around GenAI. Microsoft's influential investment in OpenAI and Microsoft's own work in GenAI via Azure AI
Services has positioned the company as an early "AI winner". The Fund still holds the position. Within information technology, our overweight in NXP Semiconductors (NXPI) contributed to performance during the year. The stock outperformed in 2023 as NXPI’s
Automotive fundamentals and margins held strong despite broader cyclical concerns in the Analog space. Based on multi-year secular opportunity in Automotive (e.g., Radar, Domain/Zonal Processors), NXPI has strong growth prospects over the long-term.
The Fund still holds the position.
On the negative side, within utilities, our overweight in NextEra Energy (NEE) detracted from performance during the year. The stock underperformed as a result of macro and company specific factors. Given the high interest rate environment, the company decided not to sell assets to NEP (NextEra Energy Partners) and cut its distribution growth rate in half. There was a significant negative reaction to the company’s announcement that drove the stock down; however, NEE’s pipeline of renewables continues to grow as they have a very attractive market value with the Infrastructure Renewables Account. The Fund still holds the position.
Within healthcare, our overweight in Bristol Myers Squibb (BMY) detracted from performance during the year. The market showed little appreciation for value names, which hurt BMY as it also suffered from declining prospects in parts of its business. BMY has a convoluted path to growth where old/mature products need to be replaced by newly launched products, and performance of these launches has lagged relative to expectations. The Fund still holds the position. Within consumer discretionary, our overweight in
Dollar General (DG) detracted from performance during the year. While supply chain issues that were an overhang at the start of the year have largely been resolved, the debate around the appropriate level of investment needed to fix operational issues persists. Shrinking inventory levels and poor store conditions continue to plague DG, and it is unclear to investors whether the incremental investment (labor hours, markdowns, inventory forecasting tools) is enough to right the ship. There are also additional questions on the balance sheet with leverage above the target ratio. The return of former CEO Todd Vasos has helped stabilize the stock, but uncertainties remain. Accordingly, we exited this position.

30 - Fund Commentary - December 31, 2023 - NVIT J.P.Morgan U.S. Equity Fund
We continue to focus on fundamentals of the economy and company earnings. Our analysts’ estimates for S&P 500
®
Index
earnings currently project +12% for 2024 and +12% for 2025. While subject to revision, this forecast includes our best analysis of earnings expectations.
Easing inflation and improved prospects for growth have helped fuel optimism for a soft landing; however, the U.S. election, higher policy rates and significant geopolitical tension risks continue to remain that could push the economy into recession in 2024.
Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
Futures are used to hedge cash positions. The Index futures held in the account have a notional amount of less than 1.0% of the total AUM, hence they resulted in very minimal exposure to additional risk factors.
The Fund did not have any liquidity events that materially impacted on performance during the period.
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Managers:
Scott B. Davis; David Small; and Shilpee Raina, CFA
*High double-digit returns are unusual and cannot be sustained
The Fund is subject to the risks of investing in equity securities, including initial public offerings (IPOs), which often are subject to greater and more unpredictable price changes than are more-established stocks. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate investments in specific industries or sectors, subjecting it to greater volatility than that of other mutual funds. The Fund uses a value style of investing, focusing on dividend-paying stocks and other investments which provide income, and may underperform other funds that use different investing styles. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that the dividends will remain at the current levels or increase over time. The success of the Fund's investment strategy may depend in part on the effectiveness of the subadviser's quantitative tools for screening securities. A previously successful strategy may become outdated or inaccurate, possibly resulting in losses. Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2023 - Fund Commentary - 31
footno
Asset Allocation
1
Common Stocks 99.9%
Other assets in excess of liabilities 0.1%
100.0%
Top Industries
2
Software 11.6%
Semiconductors & Semiconductor Equipment 8.5%
Biotechnology 6.3%
Interactive Media & Services 5.9%
Technology Hardware, Storage & Peripherals 5.6%
Capital Markets 4.9%
Broadline Retail 4.6%
Electric Utilities 4.0%
Banks 3.6%
Specialty Retail 3.2%
Other Industries 41.8%
100.0%
Top Holdings
2
Microsoft Corp. 9.3%
Apple, Inc. 5.0%
Amazon.com, Inc. 4.6%
NVIDIA Corp. 3.3%
UnitedHealth Group, Inc. 3.2%
Alphabet, Inc., Class A 3.0%
Meta Platforms, Inc., Class A 2.9%
AbbVie, Inc. 2.7%
Morgan Stanley 2.5%
NXP Semiconductors NV 2.5%
Other Holdings 61.0%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

32 - Fund Commentary - December 31, 2023 - NVIT J.P.Morgan U.S. Equity Fund
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class II 26.73% 9.33% 15.16% 10/4/2019
Class Y 27.32% 9.88% 15.73% 10/4/2019
S&P 500® Index 26.29% 10.00% 14.17%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.10% 0.94%
Class Y 0.60% 0.44%
^
Current effective prospectus dated May 1, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2023 - Fund Commentary - 33
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT J.P. Morgan U.S. Equity Fund from inception through
12/31/23 versus performance of the S&P 500
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

34 - Fund Commentary - December 31, 2023 - NVIT J.P. Morgan US Technology Leaders Fund
For the annual period ended December 31, 2023, the NVIT J.P. Morgan US Technology Leaders Fund Class Y returned 64.87%*
versus 45.55% for its benchmark, the Russell 1000
®
Equal Weight Technology Index. For broader comparison, the return for the
Fund's closest Morningstar peer category, Technology (consisting of 34 investments as of December 31, 2023), was 54.25% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The S&P 500
®
Index ended 2023 strong, returning +26.29% for the year. Information technology and communication services were the best performing sectors, returning +57.84% and +55.82%, respectively. Utilities and energy were the only sectors that closed the year in red returning -7.08% and -1.33%, respectively.
The U.S. equity markets ended the year strong despite witnessing the second largest bank failure in the history of the United
States. The Federal Reserve hiked the Fed target rate to 5.25%-5.50%, the highest level in more than 22 years, to curb record high inflation. The Consumer Price Index (“CPI”) peaked at 6.4% in January 2023, and trended downwards to 3.1% in November 2023.
Meanwhile, third quarter Gross Domestic Product (“GDP”) was a bright spot, with GDP rising at 4.9% annualized; the increase was primarily driven by growth in consumer spending and inventory investment. The labor market experienced some weakness as the unemployment rate went up from 3.4% in January 2023 to 3.7% in November 2023. Business spending held up better than expected despite tighter lending standards, supported by increased spending on intellectual property with greater emphasis on building and integrating artificial intelligence capabilities. Finally, earnings forecasts for 2024 witnessed an uptick towards the end of the year as recession fears subsided.
Large cap stocks as represented by the S&P 500
®
Index outperformed the small cap Russell 2000
®
Index, as they returned
+26.29% versus +16.93%, respectively. Value underperformed growth by a massive margin, as the Russell 3000 Value
®
Index
returned +11.70% and the Russell 3000 Growth
®
Index returned +41.24%.
The NVIT J.P. Morgan US Technology Leaders Fund outperformed the benchmark during the year. Our stock selection in the semiconductors, consumer digital services and software subsectors were top contributors to performance. Computer hardware was the top detractor, followed by holdings in industrials and health care.
Our overweight position in NVIDIA was the largest contributor. The stock has had better-than-expected earnings results mostly driven by the data center segment, given the surging demand for artificial intelligence (AI) chips. We believe NVIDIA remains best positioned among peers to benefit from AI related datacenter spending. Our overweight position in Meta Platforms was another top contributor. Meta’s fundamentals have been strong with solid top-line growth driven by improved advertising revenue. We continue to have conviction in Meta; it remains a top overweight. An overweight in Uber Technologies also contributed as strong execution by management over the course of the year drove an acceleration in bookings, profitability and share gains. We remain constructive on growth and margin expansion potential and believe we are in the early days of seeing advertising growth in their
Rides and Eats businesses. NVIDIA, Meta Platforms and Uber Technologies all continue to be held in the Fund.
On the negative, our overweight position in Enphase Energy for a part of the period detracted from performance. Shares underperformed as concerns around higher interest rates and a changing regulatory landscape in California weighed on the company’s outlook. We exited the position in the first quarter. An overweight position in DexCom also detracted due to concerns over the impact of obesity drugs on medical devices used to manage diabetes. We trimmed our position during the year. An overweight position in Wolfspeed also detracted as an intensifying capex outlook pushes free cash flow generation and profitability further out in the future. DexCom and Wolfspeed continue to be held in the Fund.
From a positioning perspective, the consumer digital services subsector ended the year as the top overweight given greater conviction in companies like Shopify or Meta, where expectations have gone through a multi- year reset and fundamentals are inflecting positively. Semiconductors remain an overweight, though less so than at the start of the year as we have pared back positions with less compelling risk/reward given a strong run of performance. Software continues to be an underweight, but it has been an area where we have added exposure throughout the year. Computer services also remain a top underweight.
We continue to focus on fundamentals of the economy and company earnings. Easing inflation and improved prospects for growth have helped fuel optimism for a soft landing. However, be it the U.S. election, higher policy rates or significant geopolitical tension, risks continue to remain that could push the economy into recession in 2024. Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
The Fund did not invest in derivatives during the reporting period and had no liquidity events that impacted performance.
Subadviser:
J.P. Morgan Investment Management Inc.

NVIT J.P. Morgan US Technology Leaders Fund - December 31, 2023 - Fund Commentary - 35
Portfolio Managers:
Joseph Wilson and Eric Ghernati
*High double-digit returns are unusual and cannot be sustained.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. The Fund may invest in more-aggressive investments such as foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities). A portion of the fund uses a growth style of investing and therefore may underperform other funds that use different investing styles. The Fund concentrates on technology sectors, subjecting it to greater volatility than other mutual funds. The Fund may have a higher portfolio turnover rate which increases transaction costs and may adversely impact the Fund’s performance. Please refer to the most recent prospectus for more detailed information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

36 - Fund Commentary - December 31, 2023 - NVIT J.P. Morgan US Technology Leaders Fund
Asset Allocation
1
Common Stocks 99.0%
Other assets in excess of liabilities 1.0%
100.0%
Top Industries
2
Software 32.0%
Semiconductors & Semiconductor Equipment 24.4%
Interactive Media & Services 8.5%
IT Services 7.5%
Entertainment 5.0%
Broadline Retail 4.7%
Automobiles 3.9%
Ground Transportation 2.9%
Electronic Equipment, Instruments & Components 2.2%
Hotels, Restaurants & Leisure 1.9%
Other Industries 7.0%
100.0%
Top Holdings
2
Meta Platforms, Inc., Class A 5.3%
NVIDIA Corp. 4.2%
Tesla, Inc. 3.9%
Synopsys, Inc. 3.5%
Advanced Micro Devices, Inc. 3.5%
Amazon.com, Inc. 3.2%
Alphabet, Inc., Class C 3.2%
Netflix, Inc. 3.2%
Uber Technologies, Inc. 2.9%
Shopify, Inc., Class A 2.8%
Other Holdings 64.3%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2023.
2
Percentages indicated are based upon total investments as of December 31, 2023.

NVIT J.P. Morgan US Technology Leaders Fund - December 31, 2023 - Fund Commentary - 37
Average Annual Total Return
1
(For periods ended December 31, 2023)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 64.87% 19.41% 4/27/2022
Russell 1000® Equal
Weight Technology Index 45.55% 13.96%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class Y 5.49% 0.62%
^
Current effective prospectus dated May 1, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

38 - Fund Commentary - December 31, 2023 - NVIT J.P. Morgan US Technology Leaders Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT J.P. Morgan US Technology Leaders Fund from inception through 12/31/23 versus performance of the Russell 1000
®
Equal Weight Technology Index for the same period. Unlike
the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

40 - Shareholder Expense Example - December 31, 2023 - Equity Funds (I)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2023) and continued to hold your shares at the end of the reporting period (December 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2023 through December 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2023 through December 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/23
Ending Account
Value($) 12/31/23
Expenses Paid
During Period ($)
7/1/23 - 12/31/23
Expense Ratio
During Period (%)
7/1/23 - 12/31/23
(a)
NVIT BNY Mellon Dynamic U.S. Core Fund
Class I Shares
Actual
(b)
1,000.00 1,072.40 3.19 0.61
Hypothetical
(b)(c)
1,000.00 1,022.13 3.11 0.61
Class II Shares
Actual
(b)
1,000.00 1,070.80 4.49 0.86
Hypothetical
(b)(c)
1,000.00 1,020.87 4.38 0.86
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class I Shares
Actual
(b)
1,000.00 1,061.60 4.52 0.87
Hypothetical
(b)(c)
1,000.00 1,020.82 4.43 0.87
Class II Shares
Actual
(b)
1,000.00 1,060.20 5.40 1.04
Hypothetical
(b)(c)
1,000.00 1,019.96 5.30 1.04
Class X Shares
Actual
(b)
1,000.00 1,061.80 3.85 0.74
Hypothetical
(b)(c)
1,000.00 1,021.48 3.77 0.74
Class Z Shares
Actual
(b)
1,000.00 1,061.20 5.14 0.99
Hypothetical
(b)(c)
1,000.00 1,020.21 5.04 0.99

Equity Funds (I) - December 31, 2023 - Shareholder Expense Example - 41
Beginning Account
Value($) 7/1/23
Ending Account
Value($) 12/31/23
Expenses Paid
During Period ($)
7/1/23 - 12/31/23
Expense Ratio
During Period (%)
7/1/23 - 12/31/23
(a)
NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Y Shares
Actual
(b)
1,000.00 1,162.90 3.38 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
NVIT J.P. Morgan Innovators Fund
Class Y Shares
Actual
(b)
1,000.00 1,108.50 3.30 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
NVIT J.P. Morgan Large Cap Growth Fund
Class Y Shares
Actual
(b)
1,000.00 1,093.20 3.27 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
NVIT J.P. Morgan U.S. Equity Fund
Class II Shares
Actual
(b)
1,000.00 1,086.80 4.94 0.94
Hypothetical
(b)(c)
1,000.00 1,020.47 4.79 0.94
Class Y Shares
Actual
(b)
1,000.00 1,090.10 2.32 0.44
Hypothetical
(b)(c)
1,000.00 1,022.99 2.24 0.44
NVIT J.P. Morgan US Technology Leaders Fund
Class Y Shares
Actual
(b)
1,000.00 1,128.10 3.33 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2023 through
December 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

42 - Statement of Investments - December 31, 2023 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks 87 .6%
Shares Value ($)
Aerospace & Defense 1 .4%
Axon Enterprise, Inc.* 3,266 843,706
Boeing Co. (The)* 27,579 7,188,742
General Dynamics Corp.(a) 10,861 2,820,276
Howmet Aerospace, Inc.(a) 19,398 1,049,820
Huntington Ingalls Industries,
Inc. 1,766 458,524
L3Harris Technologies, Inc. 9,210 1,939,810
Lockheed Martin Corp. 10,659 4,831,085
Northrop Grumman Corp. 6,874 3,217,995
RTX Corp. 69,595 5,855,723
Textron, Inc. 8,965 720,965
TransDigm Group, Inc. 2,695 2,726,262
31,652,908
Air Freight & Logistics 0 .4%
CH Robinson Worldwide, Inc. 5,719 494,064
Expeditors International of
Washington, Inc. 7,257 923,090
FedEx Corp. 11,128 2,815,050
United Parcel Service, Inc.,
Class B 35,076 5,515,000
9,747,204
Automobile Components 0 .1%
Aptiv plc* 13,338 1,196,685
BorgWarner, Inc. 12,008 430,487
1,627,172
Automobiles 1 .7%
Ford Motor Co. 193,466 2,358,351
General Motors Co. 65,828 2,364,542
Tesla, Inc.* 134,128 33,328,125
38,051,018
Banks 2 .9%
Bank of America Corp. 333,903 11,242,514
Citigroup, Inc. 92,818 4,774,558
Citizens Financial Group, Inc. 23,272 771,234
Comerica, Inc. 5,755 321,187
Fifth Third Bancorp 33,147 1,143,240
Huntington Bancshares, Inc.
(a) 69,395 882,704
JPMorgan Chase & Co. 140,207 23,849,211
KeyCorp(a) 47,146 678,902
M&T Bank Corp. 8,174 1,120,492
PNC Financial Services
Group, Inc. (The)(a) 19,114 2,959,803
Regions Financial Corp. 45,696 885,588
Truist Financial Corp. 64,680 2,387,986
US Bancorp 76,274 3,301,139
Wells Fargo & Co. 176,125 8,668,872
Zions Bancorp NA(a) 6,623 290,551
63,277,981
Beverages 1 .3%
Brown-Forman Corp., Class
B(a) 9,248 528,061
Coca-Cola Co. (The) 188,707 11,120,503
Constellation Brands, Inc.,
Class A 7,912 1,912,726
Keurig Dr Pepper, Inc. 47,850 1,594,362
Molson Coors Beverage Co.,
Class B 9,329 571,028
Monster Beverage Corp.* 35,703 2,056,850
Common Stocks
Shares Value ($)
Beverages
PepsiCo, Inc.(a) 66,677 11,324,422
29,107,952
Biotechnology 1 .8%
AbbVie, Inc. 85,624 13,269,151
Amgen, Inc. 25,955 7,475,559
Biogen, Inc.* 7,075 1,830,798
Gilead Sciences, Inc. 60,425 4,895,029
Incyte Corp.* 8,786 551,673
Moderna, Inc.*(a) 16,316 1,622,626
Regeneron Pharmaceuticals,
Inc.*(a) 5,260 4,619,806
Vertex Pharmaceuticals, Inc.* 12,497 5,084,904
39,349,546
Broadline Retail 3 .1%
Amazon.com, Inc.* 441,034 67,010,706
eBay, Inc. 25,908 1,130,107
Etsy, Inc.*(a) 5,628 456,149
68,596,962
Building Products 0 .4%
A O Smith Corp. 6,359 524,236
Allegion plc(a) 3,905 494,725
Builders FirstSource, Inc.* 6,082 1,015,329
Carrier Global Corp. 41,140 2,363,493
Johnson Controls International
plc 33,522 1,932,208
Masco Corp. 10,750 720,035
Trane Technologies plc 11,227 2,738,265
9,788,291
Capital Markets 2 .6%
Ameriprise Financial, Inc.(a) 4,851 1,842,555
Bank of New York Mellon
Corp. (The) 36,894 1,920,333
BlackRock, Inc. 6,782 5,505,627
Blackstone, Inc. 34,360 4,498,411
Cboe Global Markets, Inc. 5,199 928,333
Charles Schwab Corp. (The) 72,157 4,964,402
CME Group, Inc. 17,360 3,656,016
FactSet Research Systems,
Inc.(a) 1,878 895,900
Franklin Resources, Inc.(a) 13,981 416,494
Goldman Sachs Group, Inc.
(The) 15,816 6,101,338
Intercontinental Exchange, Inc. 27,577 3,541,714
Invesco Ltd.(a) 22,566 402,577
MarketAxess Holdings, Inc. 1,868 547,044
Moody's Corp. 7,578 2,959,664
Morgan Stanley 61,292 5,715,479
MSCI, Inc., Class A 3,776 2,135,894
Nasdaq, Inc. 16,226 943,380
Northern Trust Corp. 10,036 846,838
Raymond James Financial,
Inc.(a) 9,032 1,007,068
S&P Global, Inc.(a) 15,713 6,921,891
State Street Corp. 14,754 1,142,845
T. Rowe Price Group, Inc. 10,498 1,130,530
58,024,333
Chemicals 1 .4%
Air Products & Chemicals, Inc. 10,661 2,918,982
Albemarle Corp.(a) 5,773 834,083
Celanese Corp., Class A(a) 4,639 720,761

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2023 - Statement of Investments - 43
Common Stocks
Shares Value ($)
Chemicals
CF Industries Holdings, Inc. 9,223 733,229
Corteva, Inc. 34,657 1,660,763
Dow, Inc. 34,384 1,885,619
DuPont de Nemours, Inc. 21,037 1,618,376
Eastman Chemical Co.(a) 6,058 544,130
Ecolab, Inc. 12,500 2,479,375
FMC Corp. 6,539 412,284
International Flavors &
Fragrances, Inc. 12,671 1,025,971
Linde plc 23,516 9,658,256
LyondellBasell Industries NV,
Class A(a) 12,457 1,184,412
Mosaic Co. (The) 16,478 588,759
PPG Industries, Inc. 11,324 1,693,504
Sherwin-Williams Co. (The) 11,406 3,557,531
31,516,035
Commercial Services & Supplies 0 .5%
Cintas Corp.(a) 4,123 2,484,767
Copart, Inc.* 41,573 2,037,077
Republic Services, Inc., Class
A 9,870 1,627,662
Rollins, Inc. 13,854 605,004
Veralto Corp. 10,793 887,832
Waste Management, Inc. 17,728 3,175,085
10,817,427
Communications Equipment 0 .7%
Arista Networks, Inc.*(a) 12,356 2,909,962
Cisco Systems, Inc. 196,441 9,924,199
F5, Inc.* 2,931 524,590
Juniper Networks, Inc.(a) 16,314 480,937
Motorola Solutions, Inc. 8,041 2,517,557
16,357,245
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 7,127 1,538,007
Construction Materials 0 .1%
Martin Marietta Materials, Inc.
(a) 2,986 1,489,745
Vulcan Materials Co. 6,271 1,423,580
2,913,325
Consumer Finance 0 .4%
American Express Co. 28,100 5,264,254
Capital One Financial Corp. 18,333 2,403,823
Discover Financial Services 12,428 1,396,907
Synchrony Financial 20,837 795,765
9,860,749
Consumer Staples Distribution & Retail 1 .6%
Costco Wholesale Corp. 21,472 14,173,238
Dollar General Corp. 10,650 1,447,867
Dollar Tree, Inc.* 10,385 1,475,189
Kroger Co. (The) 32,537 1,487,266
Sysco Corp. 24,689 1,805,507
Target Corp.(a) 22,311 3,177,533
Walgreens Boots Alliance, Inc. 35,421 924,842
Walmart, Inc. 69,183 10,906,700
35,398,142
Containers & Packaging 0 .2%
Amcor plc(a) 72,905 702,804
Avery Dennison Corp. 3,893 787,009
Ball Corp.(a) 15,664 900,993
Common Stocks
Shares Value ($)
Containers & Packaging
International Paper Co. 17,460 631,179
Packaging Corp. of America 4,431 721,854
Westrock Co. 11,947 496,040
4,239,879
Distributors 0 .1%
Genuine Parts Co. 6,963 964,376
LKQ Corp. 13,665 653,050
Pool Corp.(a) 1,964 783,066
2,400,492
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 346,758 5,818,599
Verizon Communications, Inc. 203,888 7,686,578
13,505,177
Electric Utilities 1 .4%
Alliant Energy Corp.(a) 12,971 665,412
American Electric Power Co.,
Inc. 25,385 2,061,770
Constellation Energy Corp.(a) 15,801 1,846,979
Duke Energy Corp. 37,121 3,602,222
Edison International 18,846 1,347,300
Entergy Corp.(a) 10,525 1,065,025
Evergy, Inc. 11,160 582,552
Eversource Energy 17,273 1,066,089
Exelon Corp.(a) 48,628 1,745,745
FirstEnergy Corp. 24,929 913,897
NextEra Energy, Inc. 99,718 6,056,871
NRG Energy, Inc. 10,701 553,242
PG&E Corp. 102,937 1,855,954
Pinnacle West Capital Corp. 5,477 393,468
PPL Corp. 35,949 974,218
Southern Co. (The) 52,655 3,692,169
Xcel Energy, Inc. 26,404 1,634,672
30,057,585
Electrical Equipment 0 .5%
AMETEK, Inc. 11,237 1,852,869
Eaton Corp. plc 19,335 4,656,255
Emerson Electric Co. 27,356 2,662,559
Generac Holdings, Inc.* 2,991 386,557
Hubbell, Inc., Class B 2,647 870,678
Rockwell Automation, Inc. 5,593 1,736,514
12,165,432
Electronic Equipment, Instruments & Components 0 .5%
Amphenol Corp., Class A(a) 29,315 2,905,996
CDW Corp. 6,323 1,437,344
Corning, Inc. 37,111 1,130,030
Jabil, Inc. 6,306 803,384
Keysight Technologies, Inc.* 8,665 1,378,515
TE Connectivity Ltd.(a) 14,899 2,093,309
Teledyne Technologies,
Inc.*(a) 2,271 1,013,525
Trimble, Inc.* 12,198 648,934
Zebra Technologies Corp.,
Class A* 2,518 688,245
12,099,282
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 48,549 1,659,405
Halliburton Co.(a) 43,958 1,589,082
Schlumberger NV 70,028 3,644,257
6,892,744

44 - Statement of Investments - December 31, 2023 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Entertainment 1 .0%
Electronic Arts, Inc. 11,994 1,640,899
Live Nation Entertainment,
Inc.*(a) 6,871 643,126
Netflix, Inc.* 21,226 10,334,515
Take-Two Interactive Software,
Inc.* 7,426 1,195,215
Walt Disney Co. (The)* 88,740 8,012,335
Warner Bros Discovery,
Inc.*(a) 104,212 1,185,932
23,012,022
Financial Services 3 .6%
Berkshire Hathaway, Inc.,
Class B* 88,238 31,470,965
Fidelity National Information
Services, Inc. 28,831 1,731,878
Fiserv, Inc.* 29,324 3,895,400
FleetCor Technologies, Inc.* 3,622 1,023,613
Global Payments, Inc. 12,728 1,616,456
Jack Henry & Associates, Inc.
(a) 3,453 564,255
Mastercard, Inc., Class A 40,160 17,128,642
PayPal Holdings, Inc.* 52,485 3,223,104
Visa, Inc., Class A(a) 77,305 20,126,357
80,780,670
Food Products 0 .8%
Archer-Daniels-Midland Co. 26,416 1,907,764
Bunge Global SA 6,672 673,538
Campbell Soup Co. 10,265 443,756
Conagra Brands, Inc. 22,775 652,732
General Mills, Inc. 27,630 1,799,818
Hershey Co. (The) 7,384 1,376,673
Hormel Foods Corp. 13,527 434,352
J M Smucker Co. (The) 4,931 623,180
Kellanova 12,197 681,934
Kraft Heinz Co. (The) 37,898 1,401,468
Lamb Weston Holdings, Inc. 6,777 732,526
McCormick & Co., Inc.
(Non-Voting) 12,417 849,571
Mondelez International, Inc.,
Class A 65,947 4,776,541
Tyson Foods, Inc., Class A 13,846 744,222
17,098,075
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 7,261 841,550
Ground Transportation 1 .0%
CSX Corp. 95,837 3,322,669
JB Hunt Transport Services,
Inc. 3,998 798,560
Norfolk Southern Corp. 10,876 2,570,869
Old Dominion Freight Line, Inc. 4,371 1,771,697
Uber Technologies, Inc.*(a) 99,801 6,144,748
Union Pacific Corp. 29,564 7,261,510
21,870,053
Health Care Equipment & Supplies 2 .3%
Abbott Laboratories(a) 84,160 9,263,491
Align Technology, Inc.*(a) 3,580 980,920
Baxter International, Inc.(a) 24,780 957,995
Becton Dickinson & Co. 13,970 3,406,305
Boston Scientific Corp.* 70,758 4,090,520
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cooper Cos., Inc. (The) 2,319 877,602
Dentsply Sirona, Inc.(a) 11,157 397,078
Dexcom, Inc.*(a) 18,942 2,350,513
Edwards Lifesciences
Corp.*(a) 29,736 2,267,370
GE HealthCare Technologies,
Inc. 18,943 1,464,673
Hologic, Inc.* 12,016 858,543
IDEXX Laboratories, Inc.* 4,045 2,245,177
Insulet Corp.*(a) 3,188 691,732
Intuitive Surgical, Inc.* 17,075 5,760,422
Medtronic plc 64,528 5,315,817
ResMed, Inc. 6,937 1,193,303
STERIS plc 4,840 1,064,074
Stryker Corp. 16,390 4,908,150
Teleflex, Inc. 2,362 588,941
Zimmer Biomet Holdings, Inc.
(a) 9,799 1,192,538
49,875,164
Health Care Providers & Services 2 .5%
Cardinal Health, Inc. 11,677 1,177,041
Cencora, Inc. 8,166 1,677,133
Centene Corp.* 25,598 1,899,627
Cigna Group (The) 14,191 4,249,495
CVS Health Corp. 62,257 4,915,813
DaVita, Inc.* 2,476 259,386
Elevance Health, Inc. 11,395 5,373,426
HCA Healthcare, Inc. 9,582 2,593,656
Henry Schein, Inc.* 6,490 491,358
Humana, Inc.(a) 5,923 2,711,609
Laboratory Corp. of America
Holdings(a) 4,244 964,619
McKesson Corp.(a) 6,439 2,981,128
Molina Healthcare, Inc.* 2,854 1,031,179
Quest Diagnostics, Inc.(a) 5,161 711,599
UnitedHealth Group, Inc. 44,857 23,615,865
Universal Health Services,
Inc., Class B 2,910 443,600
55,096,534
Health Care REITs 0 .2%
Healthpeak Properties, Inc. 27,436 543,233
Ventas, Inc.(a) 19,644 979,057
Welltower, Inc. 27,158 2,448,837
3,971,127
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc.(a) 33,518 652,596
Hotels, Restaurants & Leisure 1 .9%
Airbnb, Inc., Class A* 21,009 2,860,165
Booking Holdings, Inc.*(a) 1,692 6,001,896
Caesars Entertainment, Inc.* 10,826 507,523
Carnival Corp.*(a) 48,334 896,112
Chipotle Mexican Grill, Inc.,
Class A* 1,331 3,043,944
Darden Restaurants, Inc.(a) 5,956 978,571
Domino's Pizza, Inc. 1,748 720,578
Expedia Group, Inc.* 6,333 961,286
Hilton Worldwide Holdings,
Inc. 12,517 2,279,221
Las Vegas Sands Corp. 18,214 896,311

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2023 - Statement of Investments - 45
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc.,
Class A(a) 11,947 2,694,168
McDonald's Corp. 35,177 10,430,332
MGM Resorts International*(a) 12,327 550,771
Norwegian Cruise Line
Holdings Ltd.*(a) 21,647 433,806
Royal Caribbean Cruises
Ltd.*(a) 11,292 1,462,201
Starbucks Corp. 55,413 5,320,202
Wynn Resorts Ltd.(a) 4,530 412,728
Yum! Brands, Inc. 13,661 1,784,946
42,234,761
Household Durables 0 .3%
DR Horton, Inc. 14,560 2,212,829
Garmin Ltd.(a) 7,354 945,283
Lennar Corp., Class A(a) 11,944 1,780,134
Mohawk Industries, Inc.* 2,566 265,581
NVR, Inc.* 149 1,043,067
PulteGroup, Inc.(a) 10,157 1,048,405
Whirlpool Corp.(a) 2,644 321,960
7,617,259
Household Products 1 .1%
Church & Dwight Co., Inc. 11,886 1,123,940
Clorox Co. (The) 5,997 855,112
Colgate-Palmolive Co. 39,746 3,168,154
Kimberly-Clark Corp. 16,628 2,020,468
Procter & Gamble Co. (The) 114,303 16,749,962
23,917,636
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) 30,663 590,263
Industrial Conglomerates 0 .7%
3M Co. 27,182 2,971,536
General Electric Co. 52,784 6,736,822
Honeywell International, Inc.
(a) 31,972 6,704,848
16,413,206
Industrial REITs 0 .3%
Prologis, Inc. 44,810 5,973,173
Insurance 1 .8%
Aflac, Inc.(a) 25,688 2,119,260
Allstate Corp. (The) 12,750 1,784,745
American International Group,
Inc. 33,917 2,297,877
Aon plc, Class A 9,815 2,856,361
Arch Capital Group Ltd.* 18,486 1,372,955
Arthur J Gallagher & Co.(a) 10,436 2,346,848
Assurant, Inc. 2,514 423,584
Brown & Brown, Inc.(a) 10,872 773,108
Chubb Ltd. 19,786 4,471,636
Cincinnati Financial Corp. 7,764 803,263
Everest Group Ltd. 2,139 756,308
Globe Life, Inc. 4,044 492,236
Hartford Financial Services
Group, Inc. (The)(a) 14,770 1,187,213
Loews Corp. 8,223 572,238
Marsh & McLennan Cos., Inc.
(a) 23,913 4,530,796
MetLife, Inc. 29,658 1,961,283
Common Stocks
Shares Value ($)
Insurance
Principal Financial Group, Inc. 10,214 803,535
Progressive Corp. (The) 28,347 4,515,110
Prudential Financial, Inc. 17,761 1,841,993
Travelers Cos., Inc. (The)(a) 11,281 2,148,918
W R Berkley Corp. 10,119 715,616
Willis Towers Watson plc 5,059 1,220,231
39,995,114
Interactive Media & Services 5 .1%
Alphabet, Inc., Class A* 287,008 40,092,148
Alphabet, Inc., Class C* 241,554 34,042,205
Match Group, Inc.* 13,214 482,311
Meta Platforms, Inc., Class A* 107,645 38,102,024
112,718,688
IT Services 1 .1%
Accenture plc, Class A(a) 30,438 10,680,998
Akamai Technologies, Inc.*(a) 7,259 859,103
Cognizant Technology
Solutions Corp., Class A 23,922 1,806,829
EPAM Systems, Inc.* 2,882 856,934
Gartner, Inc.*(a) 3,754 1,693,467
International Business
Machines Corp. 44,284 7,242,648
VeriSign, Inc.* 4,271 879,655
24,019,634
Leisure Products 0 .0%
†
Hasbro, Inc. 5,939 303,245
Life Sciences Tools & Services 1 .3%
Agilent Technologies, Inc. 14,160 1,968,665
Bio-Rad Laboratories, Inc.,
Class A*(a) 1,074 346,784
Bio-Techne Corp. 7,149 551,617
Charles River Laboratories
International, Inc.*(a) 2,542 600,929
Danaher Corp. 31,894 7,378,358
Illumina, Inc.*(a) 7,934 1,104,730
IQVIA Holdings, Inc.* 9,023 2,087,742
Mettler-Toledo International,
Inc.* 1,056 1,280,886
Revvity, Inc.(a) 6,068 663,293
Thermo Fisher Scientific, Inc.
(a) 18,738 9,945,943
Waters Corp.*(a) 2,833 932,708
West Pharmaceutical
Services, Inc. 3,594 1,265,519
28,127,174
Machinery 1 .6%
Caterpillar, Inc.(a) 24,741 7,315,171
Cummins, Inc. 6,891 1,650,877
Deere & Co. 12,969 5,185,914
Dover Corp. 6,877 1,057,751
Fortive Corp. 16,624 1,224,025
IDEX Corp. 3,487 757,063
Illinois Tool Works, Inc.(a) 13,446 3,522,045
Ingersoll Rand, Inc. 19,092 1,476,575
Nordson Corp. 2,726 720,100
Otis Worldwide Corp. 20,068 1,795,484
PACCAR, Inc. 25,674 2,507,066
Parker-Hannifin Corp. 6,318 2,910,703
Pentair plc 8,060 586,043
Snap-on, Inc. 2,378 686,862

46 - Statement of Investments - December 31, 2023 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Machinery
Stanley Black & Decker, Inc. 7,680 753,408
Westinghouse Air Brake
Technologies Corp. 8,378 1,063,168
Xylem, Inc. 11,994 1,371,634
34,583,889
Media 0 .6%
Charter Communications, Inc.,
Class A* 4,783 1,859,056
Comcast Corp., Class A 194,748 8,539,700
Fox Corp., Class A 11,978 355,387
Fox Corp., Class B 7,090 196,039
Interpublic Group of Cos., Inc.
(The) 18,549 605,439
News Corp., Class A 19,459 477,718
News Corp., Class B(a) 5,994 154,166
Omnicom Group, Inc. 9,866 853,508
Paramount Global, Class B(a) 23,173 342,729
13,383,742
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 68,774 2,927,709
Newmont Corp. 54,983 2,275,746
Nucor Corp. 11,812 2,055,761
Steel Dynamics, Inc. 7,070 834,967
8,094,183
Multi-Utilities 0 .6%
Ameren Corp. 13,115 948,739
CenterPoint Energy, Inc. 30,690 876,813
CMS Energy Corp.(a) 14,022 814,258
Consolidated Edison, Inc.(a) 16,961 1,542,942
Dominion Energy, Inc. 40,166 1,887,802
DTE Energy Co. 10,313 1,137,111
NiSource, Inc. 19,808 525,903
Public Service Enterprise
Group, Inc. 24,593 1,503,862
Sempra(a) 30,814 2,302,730
WEC Energy Group, Inc. 14,902 1,254,301
12,794,461
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. 7,609 964,593
Boston Properties, Inc. 6,391 448,456
1,413,049
Oil, Gas & Consumable Fuels 3 .1%
APA Corp. 15,090 541,429
Chevron Corp.(a) 85,142 12,699,781
ConocoPhillips(a) 57,481 6,671,820
Coterra Energy, Inc. 37,425 955,086
Devon Energy Corp. 31,510 1,427,403
Diamondback Energy, Inc. 8,467 1,313,062
EOG Resources, Inc. 28,591 3,458,081
EQT Corp. 17,915 692,594
Exxon Mobil Corp. 194,265 19,422,615
Hess Corp. 13,315 1,919,490
Kinder Morgan, Inc. 95,048 1,676,647
Marathon Oil Corp. 27,051 653,552
Marathon Petroleum Corp. 18,206 2,701,042
Occidental Petroleum Corp.(a) 31,384 1,873,939
ONEOK, Inc. 28,123 1,974,797
Phillips 66 21,337 2,840,808
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Pioneer Natural Resources
Co. 11,487 2,583,197
Targa Resources Corp.(a) 11,090 963,388
Valero Energy Corp.(a) 16,625 2,161,250
Williams Cos., Inc. (The) 59,736 2,080,605
68,610,586
Passenger Airlines 0 .1%
American Airlines Group,
Inc.*(a) 33,776 464,082
Delta Air Lines, Inc. 31,686 1,274,728
Southwest Airlines Co.(a) 28,449 821,607
United Airlines Holdings, Inc.* 16,605 685,122
3,245,539
Personal Care Products 0 .2%
Estee Lauder Cos., Inc. (The),
Class A 11,096 1,622,790
Kenvue, Inc. 84,209 1,813,020
3,435,810
Pharmaceuticals 3 .3%
Bristol-Myers Squibb Co. 98,681 5,063,322
Catalent, Inc.*(a) 8,974 403,202
Eli Lilly & Co. 38,673 22,543,265
Johnson & Johnson 116,747 18,298,925
Merck & Co., Inc. 122,894 13,397,904
Pfizer, Inc. 273,837 7,883,767
Viatris, Inc.(a) 56,388 610,682
Zoetis, Inc., Class A 22,248 4,391,088
72,592,155
Professional Services 0 .6%
Automatic Data Processing,
Inc. 19,947 4,647,053
Broadridge Financial
Solutions, Inc. 5,530 1,137,798
Ceridian HCM Holding, Inc.*(a) 7,900 530,248
Equifax, Inc.(a) 5,822 1,439,722
Jacobs Solutions, Inc. 6,245 810,601
Leidos Holdings, Inc. 6,768 732,568
Paychex, Inc. 15,686 1,868,360
Paycom Software, Inc. 2,377 491,373
Robert Half, Inc. 4,834 425,005
Verisk Analytics, Inc., Class A 7,062 1,686,829
13,769,557
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A*(a) 14,402 1,340,682
CoStar Group, Inc.*(a) 20,121 1,758,374
3,099,056
Residential REITs 0 .3%
AvalonBay Communities, Inc. 6,933 1,297,996
Camden Property Trust 5,127 509,060
Equity Residential 16,780 1,026,265
Essex Property Trust, Inc.(a) 3,083 764,399
Invitation Homes, Inc. 28,511 972,510
Mid-America Apartment
Communities, Inc. 5,749 773,010
UDR, Inc. 15,123 579,060
5,922,300
Retail REITs 0 .3%
Federal Realty Investment
Trust 3,164 326,050

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2023 - Statement of Investments - 47
Common Stocks
Shares Value ($)
Retail REITs
Kimco Realty Corp.(a) 31,542 672,160
Realty Income Corp. 34,895 2,003,671
Regency Centers Corp. 7,995 535,665
Simon Property Group, Inc. 15,822 2,256,850
5,794,396
Semiconductors & Semiconductor Equipment 7 .1%
Advanced Micro Devices, Inc.* 78,356 11,550,458
Analog Devices, Inc. 24,167 4,798,599
Applied Materials, Inc. 40,570 6,575,180
Broadcom, Inc. 21,288 23,762,730
Enphase Energy, Inc.* 6,612 873,710
First Solar, Inc.*(a) 5,107 879,834
Intel Corp. 204,465 10,274,366
KLA Corp. 6,592 3,831,930
Lam Research Corp. 6,392 5,006,598
Microchip Technology, Inc. 26,133 2,356,674
Micron Technology, Inc.(a) 53,024 4,525,068
Monolithic Power Systems,
Inc. 2,268 1,430,609
NVIDIA Corp. 119,789 59,321,908
NXP Semiconductors NV 12,423 2,853,315
ON Semiconductor Corp.*(a) 21,160 1,767,495
Qorvo, Inc.* 4,572 514,853
QUALCOMM, Inc. 53,978 7,806,838
Skyworks Solutions, Inc. 7,832 880,473
Teradyne, Inc.(a) 7,411 804,242
Texas Instruments, Inc. 44,046 7,508,081
157,322,961
Software 9 .4%
Adobe, Inc.*(a) 22,081 13,173,525
ANSYS, Inc.* 4,336 1,573,448
Autodesk, Inc.*(a) 10,248 2,495,183
Cadence Design Systems,
Inc.* 13,109 3,570,498
Fair Isaac Corp.* 1,230 1,431,732
Fortinet, Inc.* 30,501 1,785,223
Gen Digital, Inc. 27,574 629,239
Intuit, Inc. 13,592 8,495,408
Microsoft Corp.(a) 360,446 135,542,114
Oracle Corp. 76,836 8,100,819
Palo Alto Networks, Inc.*(a) 15,074 4,445,021
PTC, Inc.* 5,568 974,177
Roper Technologies, Inc. 5,252 2,863,233
Salesforce, Inc.*(a) 47,188 12,417,050
ServiceNow, Inc.* 9,942 7,023,924
Synopsys, Inc.* 7,360 3,789,738
Tyler Technologies, Inc.* 2,122 887,251
209,197,583
Specialized REITs 1 .0%
American Tower Corp.(a) 22,603 4,879,536
Crown Castle, Inc.(a) 21,241 2,446,751
Digital Realty Trust, Inc.(a) 14,906 2,006,049
Equinix, Inc. 4,514 3,635,530
Extra Space Storage, Inc.(a) 10,246 1,642,741
Iron Mountain, Inc. 14,206 994,136
Public Storage(a) 7,740 2,360,700
SBA Communications Corp.,
Class A(a) 5,071 1,286,462
VICI Properties, Inc., Class
A(a) 49,451 1,576,498
Common Stocks
Shares Value ($)
Specialized REITs
Weyerhaeuser Co.(a) 34,309 1,192,924
22,021,327
Specialty Retail 1 .8%
AutoZone, Inc.*(a) 858 2,218,453
Bath & Body Works, Inc. 11,488 495,822
Best Buy Co., Inc. 8,907 697,240
CarMax, Inc.*(a) 7,431 570,255
Home Depot, Inc. (The)(a) 48,501 16,808,022
Lowe's Cos., Inc. 27,989 6,228,952
O'Reilly Automotive, Inc.* 2,902 2,757,132
Ross Stores, Inc. 16,731 2,315,403
TJX Cos., Inc. (The) 55,485 5,205,048
Tractor Supply Co.(a) 5,246 1,128,047
Ulta Beauty, Inc.*(a) 2,324 1,138,737
39,563,111
Technology Hardware, Storage & Peripherals 6 .4%
Apple, Inc. 709,013 136,506,274
Hewlett Packard Enterprise
Co. 63,067 1,070,878
HP, Inc. 43,391 1,305,635
NetApp, Inc. 9,794 863,439
Seagate Technology Holdings
plc(a) 9,830 839,187
Western Digital Corp.* 15,245 798,381
141,383,794
Textiles, Apparel & Luxury Goods 0 .5%
Lululemon Athletica, Inc.* 5,551 2,838,171
NIKE, Inc., Class B 59,362 6,444,933
Ralph Lauren Corp., Class
A(a) 1,911 275,566
Tapestry, Inc.(a) 11,199 412,235
VF Corp.(a) 17,190 323,172
10,294,077
Tobacco 0 .5%
Altria Group, Inc. 85,613 3,453,629
Philip Morris International, Inc. 75,288 7,083,095
10,536,724
Trading Companies & Distributors 0 .2%
Fastenal Co. 27,769 1,798,598
United Rentals, Inc.(a) 3,273 1,876,804
WW Grainger, Inc. 2,114 1,751,850
5,427,252
Water Utilities 0 .1%
American Water Works Co.,
Inc. 9,144 1,206,917
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc.(a) 24,904 3,992,858
Total Common Stocks
(cost $1,114,589,137) 1,941,778,159

48 - Statement of Investments - December 31, 2023 - NVIT BNY Mellon Dynamic U.S. Core Fund
Purchased Options 0 .4%
Number of
Contracts Value ($)
Call Options 0 .4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
2/16/2024 at USD 4,750.00,
European Style
Notional Amount: USD
119,961,224
Exchange Traded
*
503 3,093,450
S&P 500 E-Mini Index
2/16/2024 at USD 4,700.00,
European Style
Notional Amount: USD
119,961,225
Exchange Traded
*
503 4,030,287
S&P 500 E-Mini Index
3/15/2024 at USD 4,850.00,
American Style
Notional Amount: USD
119,961,225
Exchange Traded
*
503 2,156,613
Total Purchased Options
(cost $3,914,239) 9,280,350
Short-Term Investments 8 .0%
Shares
U.S. Treasury Obligation 8.0%
U.S. Treasury Bills
5.28% 2/22/2024(b) 6,745,000 6,694,859
5.45% 4/18/2024(a) 173,000,000 170,330,174
Total U.S. Treasury
Obligation
(cost $176,925,389) 177,025,033
Total Short-Term Investment
(cost $176,925,389) 177,025,033
Repurchase Agreements 2 .5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $9,023,879,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value
$9,198,837.(c)(d) 9,018,468 9,018,468
Citi Global Market, Inc.,
5.31%, dated 12/29/2023,
due 1/2/2024, repurchase
price $25,014,750,
collateralized by U.S.
Government Treasury
Securities, 0.38%,
maturing 4/15/2024 -
1/31/2026; total market
value $25,500,020.(c)(d) 25,000,000 25,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
5.33%, dated 12/29/2023,
due 1/2/2024, repurchase
price $5,936,754,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046; total
market value $6,055,223.
(c)(d) 5,933,239 5,933,239
Pershing LLC,
5.33%, dated 12/29/2023,
due 1/2/2024, repurchase
price $10,005,923,
collateralized by U.S.
Government Agency
Securities, ranging from
0.27% - 8.00%, maturing
2/15/2024 - 10/20/2073;
total market value
$10,200,000.(c)(d) 10,000,000 10,000,000
Santander US Capital
Markets,
5.38%, dated 12/29/2023,
due 1/2/2024, repurchase
price $5,002,989,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 7.19%, maturing
6/1/2024 - 8/20/2071; total
market value $5,103,049.
(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $54,951,707) 54,951,707
Total Investments
(cost $1,350,380,472) — 98.5% 2,183,035,249
Other assets in excess of liabilities — 1.5% 33,699,852
NET ASSETS — 100.0%
$ 2,216,735,101
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $291,812,742, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $54,951,707 and by
$243,456,836 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/25/2024 –
11/15/2053, a total value of $298,408,543.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$54,951,707.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2023 - Statement of Investments - 49
Currency:
USD United States Dollar
Futures contracts outstanding as of December 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 536 3/2024 USD 129,176,000 2,669,387
Net contracts 2,669,387
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

50 - Statement of Investments - December 31, 2023 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 88 .1%
Shares Value ($)
Aerospace & Defense 3 .9%
Howmet Aerospace, Inc. 89,018 4,817,654
L3Harris Technologies, Inc. 22,043 4,642,697
Northrop Grumman Corp. 23,738 11,112,707
20,573,058
Air Freight & Logistics 1 .5%
FedEx Corp.(a) 31,193 7,890,893
Automobiles 0 .7%
General Motors Co. 99,902 3,588,480
Banks 7 .9%
Bank of America Corp. 216,039 7,274,033
First Horizon Corp. 133,800 1,894,608
JPMorgan Chase & Co. 124,556 21,186,975
Truist Financial Corp. 64,964 2,398,471
US Bancorp(a) 218,799 9,469,621
42,223,708
Beverages 0 .5%
Coca-Cola Co. (The) 49,164 2,897,235
Biotechnology 2 .9%
AbbVie, Inc. 82,923 12,850,577
Amgen, Inc. 8,483 2,443,274
15,293,851
Capital Markets 6 .0%
Ameriprise Financial, Inc. 6,645 2,523,970
CME Group, Inc. 46,018 9,691,391
Goldman Sachs Group, Inc.
(The) 26,098 10,067,825
LPL Financial Holdings, Inc. 15,054 3,426,592
Morgan Stanley 68,549 6,392,194
32,101,972
Chemicals 0 .8%
CF Industries Holdings, Inc. 51,830 4,120,485
Commercial Services & Supplies 0 .7%
Veralto Corp.(a) 43,604 3,586,865
Communications Equipment 2 .0%
Cisco Systems, Inc. 215,637 10,893,981
Construction Materials 2 .5%
CRH plc(a) 190,868 13,200,431
Diversified Telecommunication Services 2 .3%
AT&T, Inc. 714,882 11,995,720
Electric Utilities 1 .1%
Constellation Energy Corp. 51,459 6,015,042
Electrical Equipment 0 .9%
Eaton Corp. plc 19,957 4,806,045
Financial Services 4 .5%
Berkshire Hathaway, Inc.,
Class B* 46,514 16,589,683
Voya Financial, Inc. 97,404 7,106,596
23,696,279
Food Products 1 .2%
Bunge Global SA 35,561 3,589,883
Mondelez International, Inc.,
Class A(a) 40,697 2,947,684
6,537,567
Health Care Equipment & Supplies 6 .0%
Alcon, Inc.CHF 28,962 2,262,511
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Becton Dickinson & Co. 51,624 12,587,480
Medtronic plc 207,113 17,061,969
31,911,960
Health Care Providers & Services 2 .1%
UnitedHealth Group, Inc. 21,241 11,182,749
Hotels, Restaurants & Leisure 3 .8%
International Game
Technology plc 422,726 11,586,920
Las Vegas Sands Corp. 171,712 8,449,947
20,036,867
Insurance 8 .5%
Allstate Corp. (The) 70,114 9,814,558
American International Group,
Inc. 110,373 7,477,771
Assurant, Inc. 50,730 8,547,498
Everest Group Ltd. 6,599 2,333,274
Progressive Corp. (The) 15,308 2,438,258
RenaissanceRe Holdings Ltd.
(a) 39,388 7,720,048
Willis Towers Watson plc 27,404 6,609,845
44,941,252
Interactive Media & Services 0 .9%
Alphabet, Inc., Class A* 35,332 4,935,527
IT Services 0 .9%
International Business
Machines Corp.(a) 29,925 4,894,234
Life Sciences Tools & Services 2 .7%
Danaher Corp. 62,714 14,508,257
Media 3 .1%
Comcast Corp., Class A 97,519 4,276,208
Interpublic Group of Cos., Inc.
(The) 185,139 6,042,937
Omnicom Group, Inc. 69,611 6,022,048
16,341,193
Metals & Mining 2 .8%
Freeport-McMoRan, Inc. 204,409 8,701,691
Newmont Corp. 143,936 5,957,511
14,659,202
Multi-Utilities 0 .9%
Dominion Energy, Inc. 102,471 4,816,137
Oil, Gas & Consumable Fuels 9 .2%
ConocoPhillips 62,372 7,239,518
Diamondback Energy, Inc. 17,162 2,661,483
EQT Corp.(a) 141,402 5,466,601
Exxon Mobil Corp. 95,869 9,584,983
Marathon Petroleum Corp. 27,060 4,014,622
Occidental Petroleum Corp.(a) 128,245 7,657,509
Phillips 66 44,909 5,979,184
Shell plc, ADR-NL 91,744 6,036,755
48,640,655
Personal Care Products 2 .1%
Kenvue, Inc. 510,369 10,988,245
Pharmaceuticals 1 .5%
Sanofi SA, ADR 165,571 8,233,846
Semiconductors & Semiconductor Equipment 3 .2%
Applied Materials, Inc. 40,305 6,532,232

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2023 - Statement of Investments - 51
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp. 203,309 10,216,277
16,748,509
Software 1 .0%
Dolby Laboratories, Inc., Class
A 62,279 5,367,204
Total Common Stocks
(cost $370,417,200) 467,627,449
Purchased Options 0 .4%
Number of
Contracts
Call Options 0 .4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
2/16/2024 at USD 4,750.00,
European Style
Notional Amount: USD
30,049,929
Exchange Traded
*
126 774,900
S&P 500 E-Mini Index
2/16/2024 at USD 4,700.00,
European Style
Notional Amount: USD
30,049,929
Exchange Traded
*
126 1,009,575
S&P 500 E-Mini Index
3/15/2024 at USD 4,850.00,
American Style
Notional Amount: USD
30,049,929
Exchange Traded
*
126 540,225
Total Purchased Options
(cost $980,505) 2,324,700
Short-Term Investments 4 .5%
Shares
U.S. Treasury Obligation 4.5%
U.S. Treasury Bills
5.28% 2/22/2024(b) 1,293,000 1,283,388
5.45% 4/18/2024(a) 23,000,000 22,645,052
Total U.S. Treasury
Obligation
(cost $23,916,892) 23,928,440
Total Short-Term Investment
(cost $23,916,892) 23,928,440
Repurchase Agreements 5 .1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $8,809,408,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value
$8,980,208.(c)(d) 8,804,125 8,804,125
Pershing LLC,
5.33%, dated 12/29/2023,
due 1/2/2024, repurchase
price $18,010,660,
collateralized by U.S.
Government Agency
Securities, ranging from
0.27% - 8.00%, maturing
2/15/2024 - 10/20/2073;
total market value
$18,360,000.(c)(d) 18,000,000 18,000,000
Total Repurchase Agreements
(cost $26,804,125) 26,804,125
Total Investments
(cost $422,118,722) — 98.1% 520,684,714
Other assets in excess of liabilities — 1.9% 10,084,817
NET ASSETS — 100.0%
$ 530,769,531
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2023. The total value of securities on
loan as of December 31, 2023 was $62,154,469, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $26,804,125 and by
$36,891,509 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 1/25/2024 –
11/15/2053, a total value of $63,695,634.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was
$26,804,125.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
NL Netherlands
Currency:
CHF Switzerland Franc
USD United States Dollar

52 - Statement of Investments - December 31, 2023 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Futures contracts outstanding as of December 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 E-Mini Index 642 3/2024 USD 52,737,090 1,815,805
Total long contracts 1,815,805
Short Contracts
S&P 500 E-Mini Index (160) 3/2024 USD (38,560,000) (1,140,917)
Total short contracts (1,140,917)
Net contracts 674,888
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Digital Evolution Strategy Fund - December 31, 2023 - Statement of Investments - 53
Common Stocks 97 .5%
Shares Value ($)
Automobile Components 1 .0%
Mobileye Global, Inc., Class
A*(a) 1,188 51,464
Broadline Retail 2 .8%
Amazon.com, Inc.* 965 146,622
Entertainment 1 .1%
Take-Two Interactive Software,
Inc.* 369 59,390
Financial Services 0 .7%
Toast, Inc., Class A* 2,029 37,049
Ground Transportation 0 .9%
Uber Technologies, Inc.* 814 50,118
Interactive Media & Services 18 .9%
Alphabet, Inc., Class A* 2,603 363,613
Meta Platforms, Inc., Class A* 1,282 453,777
Pinterest, Inc., Class A* 2,624 97,193
Snap, Inc., Class A* 1,541 26,089
ZoomInfo Technologies, Inc.,
Class A* 3,117 57,633
998,305
IT Services 4 .0%
Infosys Ltd., ADR-IN 4,788 88,004
MongoDB, Inc., Class A* 125 51,106
Snowflake, Inc., Class A* 368 73,232
212,342
Semiconductors & Semiconductor Equipment 30 .9%
Advanced Micro Devices, Inc.* 1,822 268,581
Analog Devices, Inc. 709 140,779
Applied Materials, Inc. 164 26,580
Broadcom, Inc. 161 179,716
Marvell Technology, Inc. 2,126 128,219
Microchip Technology, Inc. 1,252 112,906
Micron Technology, Inc. 1,708 145,761
Monolithic Power Systems,
Inc. 126 79,478
NVIDIA Corp. 1,024 507,105
Teradyne, Inc. 404 43,842
1,632,967
Software 30 .2%
Adobe, Inc.* 329 196,281
Crowdstrike Holdings, Inc.,
Class A* 123 31,404
Elastic NV* 462 52,068
Guidewire Software, Inc.* 789 86,033
Intuit, Inc. 238 148,757
Klaviyo, Inc., Class A*(a) 1,244 34,558
Common Stocks
Shares Value ($)
Software
Microsoft Corp. 1,618 608,433
Monday.com Ltd.* 211 39,628
Procore Technologies, Inc.* 623 43,124
Salesforce, Inc.* 1,032 271,561
Tyler Technologies, Inc.* 134 56,028
Unity Software, Inc.* 635 25,965
1,593,840
Technology Hardware, Storage & Peripherals 7 .0%
Apple, Inc. 1,446 278,398
Seagate Technology Holdings
plc 1,091 93,139
371,537
Total Common Stocks
(cost $3,599,216) 5,153,634
Repurchase Agreement 1 .6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.40%, dated 12/29/2023,
due 1/2/2024, repurchase
price $84,017,
collateralized by U.S.
Government Agency
Securities, ranging from
0.38% - 28.14%, maturing
10/15/2024 - 11/20/2073;
total market value
$85,646.(b)(c) 83,967 83,967
Total Repurchase Agreement
(cost $83,967) 83,967
Total Investments
(cost $3,683,183) — 99.1% 5,237,601
Other assets in excess of liabilities — 0.9% 48,350
NET ASSETS — 100.0%
$ 5,285,951
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
December 31, 2023. The total value of securities on loan as
of December 31, 2023 was $81,227, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $83,967.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2023 was $83,967.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
IN India
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - December 31, 2023 - NVIT J.P. Morgan Innovators Fund
Common Stocks 98 .5%
Shares Value ($)
Aerospace & Defense 1 .1%
L3Harris Technologies, Inc. 265 55,814
Automobiles 3 .3%
Tesla, Inc.* 706 175,427
Biotechnology 1 .7%
ImmunoGen, Inc.* 1,290 38,248
Natera, Inc.* 790 49,486
87,734
Broadline Retail 5 .5%
Amazon.com, Inc.* 1,922 292,029
Building Products 1 .9%
Allegion plc 351 44,468
Trane Technologies plc 235 57,317
101,785
Capital Markets 7 .3%
Charles Schwab Corp. (The) 2,058 141,591
MarketAxess Holdings, Inc. 344 100,740
S&P Global, Inc. 323 142,288
384,619
Chemicals 1 .7%
Sherwin-Williams Co. (The) 294 91,699
Communications Equipment 1 .1%
Arista Networks, Inc.* 252 59,348
Electric Utilities 2 .0%
NextEra Energy, Inc. 1,715 104,169
Electrical Equipment 0 .5%
Rockwell Automation, Inc. 89 27,633
Energy Equipment & Services 1 .0%
Schlumberger NV 970 50,479
Entertainment 1 .3%
ROBLOX Corp., Class A* 1,440 65,837
Financial Services 5 .3%
Block, Inc., Class A* 1,218 94,212
Mastercard, Inc., Class A 293 124,968
Toast, Inc., Class A* 3,336 60,915
280,095
Food Products 1 .9%
Lamb Weston Holdings, Inc. 941 101,713
Ground Transportation 1 .2%
Uber Technologies, Inc.* 1,050 64,648
Health Care Equipment & Supplies 6 .3%
Boston Scientific Corp.* 1,499 86,657
Dexcom, Inc.* 351 43,556
Intuitive Surgical, Inc.* 267 90,075
Stryker Corp. 382 114,394
334,682
Health Care Providers & Services 3 .2%
UnitedHealth Group, Inc. 316 166,364
Hotels, Restaurants & Leisure 2 .5%
Domino's Pizza, Inc. 147 60,598
Royal Caribbean Cruises Ltd.* 559 72,385
132,983
Industrial Conglomerates 1 .4%
Honeywell International, Inc. 338 70,882
Common Stocks
Shares Value ($)
Insurance 2 .7%
Kinsale Capital Group, Inc. 184 61,624
Progressive Corp. (The) 519 82,666
144,290
Interactive Media & Services 5 .0%
Alphabet, Inc., Class A* 823 114,965
Meta Platforms, Inc., Class A* 423 149,725
264,690
Pharmaceuticals 3 .2%
Eli Lilly & Co. 147 85,689
Zoetis, Inc., Class A 412 81,317
167,006
Professional Services 1 .4%
Automatic Data Processing,
Inc. 319 74,317
Real Estate Management & Development 2 .2%
Zillow Group, Inc., Class C* 1,977 114,389
Semiconductors & Semiconductor Equipment 9 .7%
Advanced Micro Devices, Inc.* 1,058 155,960
NVIDIA Corp. 369 182,736
NXP Semiconductors NV 235 53,975
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 1,156 120,224
512,895
Software 14 .7%
Autodesk, Inc.* 176 42,852
Datadog, Inc., Class A* 323 39,206
HashiCorp, Inc., Class A* 1,863 44,041
Microsoft Corp. 1,278 480,579
Procore Technologies, Inc.* 466 32,257
Salesforce, Inc.* 529 139,201
778,136
Specialty Retail 3 .0%
Burlington Stores, Inc.* 470 91,405
Lowe's Cos., Inc. 307 68,323
159,728
Technology Hardware, Storage & Peripherals 4 .5%
Apple, Inc. 949 182,711
Pure Storage, Inc., Class A* 1,555 55,451
238,162
Tobacco 1 .9%
Philip Morris International, Inc. 1,048 98,596
Total Investments
(cost $4,141,609) — 98.5% 5,200,149
Other assets in excess of liabilities — 1.5% 79,945
NET ASSETS — 100.0%
$ 5,280,094
* Denotes a non-income producing security.

NVIT J.P. Morgan Innovators Fund - December 31, 2023 - Statement of Investments - 55
ADR American Depositary Receipt TW Taiwan
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - December 31, 2023 - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks 97 .0%
Shares Value ($)
Aerospace & Defense 1 .4%
TransDigm Group, Inc. 125 126,450
Automobiles 2 .5%
Tesla, Inc.* 923 229,347
Beverages 1 .0%
Celsius Holdings, Inc.* 1,142 62,262
Monster Beverage Corp.* 542 31,224
93,486
Biotechnology 3 .0%
Alnylam Pharmaceuticals, Inc.* 92 17,610
Exact Sciences Corp.* 928 68,653
Moderna, Inc.* 114 11,337
Regeneron Pharmaceuticals,
Inc.* 209 183,563
281,163
Broadline Retail 8 .5%
Amazon.com, Inc.* 4,256 646,657
MercadoLibre, Inc.* 93 146,153
792,810
Building Products 1 .0%
Trane Technologies plc 399 97,316
Capital Markets 1 .5%
Blackstone, Inc. 557 72,922
Charles Schwab Corp. (The) 199 13,691
Morgan Stanley 438 40,844
MSCI, Inc., Class A 27 15,273
142,730
Communications Equipment 0 .8%
Arista Networks, Inc.* 310 73,008
Construction & Engineering 0 .6%
Quanta Services, Inc. 243 52,439
Electrical Equipment 1 .6%
Eaton Corp. plc 638 153,643
Electronic Equipment, Instruments & Components 1 .5%
Amphenol Corp., Class A 914 90,605
Jabil, Inc. 379 48,284
138,889
Entertainment 3 .0%
Netflix, Inc.* 508 247,335
Spotify Technology SA* 166 31,193
278,528
Financial Services 2 .8%
Block, Inc., Class A* 193 14,929
Mastercard, Inc., Class A 585 249,508
264,437
Ground Transportation 2 .1%
Uber Technologies, Inc.* 3,105 191,175
Health Care Equipment & Supplies 0 .9%
Align Technology, Inc.* 87 23,838
Edwards Lifesciences Corp.* 325 24,781
Intuitive Surgical, Inc.* 111 37,447
86,066
Health Care Providers & Services 1 .4%
HCA Healthcare, Inc. 77 20,842
McKesson Corp. 243 112,504
133,346
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 4 .0%
Airbnb, Inc., Class A* 243 33,082
Chipotle Mexican Grill, Inc.,
Class A* 49 112,061
DoorDash, Inc., Class A* 547 54,093
Marriott International, Inc.,
Class A 545 122,903
Starbucks Corp. 484 46,469
368,608
Household Durables 0 .6%
DR Horton, Inc. 384 58,360
Interactive Media & Services 8 .9%
Alphabet, Inc., Class C* 2,488 350,634
Meta Platforms, Inc., Class A* 1,357 480,324
830,958
IT Services 2 .4%
Cognizant Technology
Solutions Corp., Class A 580 43,807
MongoDB, Inc., Class A* 89 36,388
Shopify, Inc., Class A* 1,784 138,974
219,169
Life Sciences Tools & Services 0 .0%
†
Thermo Fisher Scientific, Inc. 9 4,777
Machinery 0 .7%
Deere & Co. 154 61,580
Media 0 .7%
Trade Desk, Inc. (The), Class
A* 873 62,821
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 806 34,311
Oil, Gas & Consumable Fuels 1 .0%
Cheniere Energy, Inc. 247 42,165
ConocoPhillips 453 52,580
94,745
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The),
Class A 34 4,973
Pharmaceuticals 4 .7%
Eli Lilly & Co. 743 433,110
Semiconductors & Semiconductor Equipment 10 .3%
Advanced Micro Devices, Inc.* 594 87,561
ASML Holding NV
(Registered), ADR-NL 42 31,791
Broadcom, Inc. 219 244,459
First Solar, Inc.* 111 19,123
Lam Research Corp. 96 75,193
NVIDIA Corp. 941 466,002
ON Semiconductor Corp.* 405 33,830
957,959
Software 22 .0%
Adobe, Inc.* 274 163,468
HubSpot, Inc.* 102 59,215
Intuit, Inc. 173 108,130
Microsoft Corp. 2,820 1,060,433
Oracle Corp. 1,462 154,139
Palo Alto Networks, Inc.* 232 68,412
Salesforce, Inc.* 610 160,516
ServiceNow, Inc.* 114 80,540

NVIT J.P. Morgan Large Cap Growth Fund - December 31, 2023 - Statement of Investments - 57
Common Stocks
Shares Value ($)
Software
Synopsys, Inc.* 242 124,608
Workday, Inc., Class A* 239 65,978
2,045,439
Specialty Retail 1 .8%
AutoZone, Inc.* 29 74,983
Lowe's Cos., Inc. 404 89,910
164,893
Technology Hardware, Storage & Peripherals 5 .3%
Apple, Inc. 2,556 492,107
Trading Companies & Distributors 0 .6%
WW Grainger, Inc. 66 54,694
Total Investments
(cost $6,992,480) — 97.0% 9,023,337
Other assets in excess of liabilities — 3.0% 280,895
NET ASSETS — 100.0%
$ 9,304,232
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
ADR American Depositary Receipt
NL Netherlands
The accompanying notes are an integral part of these financial statements.

58 - Statement of Investments - December 31, 2023 - NVIT J.P.Morgan U.S. Equity Fund
Common Stocks 99 .9%
Shares Value ($)
Aerospace & Defense 2 .5%
Howmet Aerospace, Inc. 8,214 444,542
Northrop Grumman Corp. 3,287 1,538,776
1,983,318
Automobiles 0 .7%
Tesla, Inc.* 2,161 536,965
Banks 3 .6%
US Bancorp 24,872 1,076,460
Wells Fargo & Co. 36,482 1,795,644
2,872,104
Beverages 2 .3%
Coca-Cola Co. (The) 31,598 1,862,070
Biotechnology 6 .3%
AbbVie, Inc. 13,957 2,162,916
Biogen, Inc.* 2,584 668,662
Regeneron Pharmaceuticals,
Inc.* 1,730 1,519,442
Vertex Pharmaceuticals, Inc.* 1,753 713,278
5,064,298
Broadline Retail 4 .6%
Amazon.com, Inc.* 24,404 3,707,944
Building Products 1 .1%
Trane Technologies plc 3,722 907,796
Capital Markets 4 .9%
Ameriprise Financial, Inc. 2,997 1,138,350
Morgan Stanley 21,412 1,996,669
S&P Global, Inc. 1,819 801,306
3,936,325
Chemicals 1 .5%
Eastman Chemical Co. 4,652 417,843
PPG Industries, Inc. 5,318 795,307
1,213,150
Construction Materials 1 .3%
Vulcan Materials Co. 4,651 1,055,824
Consumer Finance 1 .6%
American Express Co. 6,866 1,286,276
Electric Utilities 4 .0%
NextEra Energy, Inc. 29,035 1,763,586
PG&E Corp. 79,949 1,441,480
3,205,066
Electrical Equipment 2 .0%
Eaton Corp. plc 6,735 1,621,923
Energy Equipment & Services 2 .4%
Baker Hughes Co., Class A 56,047 1,915,686
Financial Services 2 .6%
FleetCor Technologies, Inc.* 1,349 381,241
Mastercard, Inc., Class A 4,102 1,749,544
2,130,785
Ground Transportation 3 .2%
CSX Corp. 22,619 784,201
Norfolk Southern Corp. 4,979 1,176,936
Common Stocks
Shares Value ($)
Ground Transportation
Uber Technologies, Inc.* 9,424 580,235
2,541,372
Health Care Equipment & Supplies 1 .4%
Stryker Corp. 3,888 1,164,301
Health Care Providers & Services 3 .2%
UnitedHealth Group, Inc. 4,831 2,543,377
Hotels, Restaurants & Leisure 2 .9%
Marriott International, Inc.,
Class A 2,159 486,876
McDonald's Corp. 6,316 1,872,757
2,359,633
Industrial REITs 2 .4%
Prologis, Inc. 14,220 1,895,526
Insurance 0 .9%
Progressive Corp. (The) 4,367 695,576
Interactive Media & Services 5 .9%
Alphabet, Inc., Class A* 17,397 2,430,187
Meta Platforms, Inc., Class A* 6,520 2,307,819
4,738,006
IT Services 1 .4%
Accenture plc, Class A 3,124 1,096,243
Life Sciences Tools & Services 1 .1%
Danaher Corp. 4,007 926,979
Machinery 2 .5%
Deere & Co. 4,942 1,976,158
Oil, Gas & Consumable Fuels 2 .9%
ConocoPhillips 9,111 1,057,514
Pioneer Natural Resources
Co. 5,606 1,260,677
2,318,191
Pharmaceuticals 1 .8%
Bristol-Myers Squibb Co. 19,644 1,007,934
Eli Lilly & Co. 773 450,597
1,458,531
Semiconductors & Semiconductor Equipment 8 .5%
Advanced Micro Devices, Inc.* 7,309 1,077,420
Analog Devices, Inc. 2,999 595,481
ASML Holding NV
(Registered), ADR-NL 637 482,158
NVIDIA Corp. 5,350 2,649,427
NXP Semiconductors NV 8,691 1,996,149
6,800,635
Software 11 .6%
Intuit, Inc. 969 605,654
Microsoft Corp. 19,900 7,483,196
Oracle Corp. 11,504 1,212,867
9,301,717
Specialty Retail 3 .2%
Lowe's Cos., Inc. 8,275 1,841,601
TJX Cos., Inc. (The) 8,157 765,208
2,606,809
Technology Hardware, Storage & Peripherals 5 .6%
Apple, Inc. 20,940 4,031,578

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2023 - Statement of Investments - 59
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Seagate Technology Holdings
plc 5,225 446,058
4,477,636
Total Investments
(cost $62,649,078) — 99.9% 80,200,220
Other assets in excess of liabilities — 0.1% 61,926
NET ASSETS — 100.0%
$ 80,262,146
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - December 31, 2023 - NVIT J.P. Morgan US Technology Leaders Fund
Common Stocks 99 .0%
Shares Value ($)
Automobiles 3 .9%
Tesla, Inc.* 1,233 306,376
Banks 0 .5%
NU Holdings Ltd., Class A* 5,075 42,275
Broadline Retail 4 .6%
Amazon.com, Inc.* 1,673 254,196
MercadoLibre, Inc.* 72 113,151
367,347
Capital Markets 0 .3%
Robinhood Markets, Inc.,
Class A* 2,011 25,620
Communications Equipment 0 .9%
Arista Networks, Inc.* 308 72,537
Electrical Equipment 0 .3%
Vicor Corp.* 596 26,784
Electronic Equipment, Instruments & Components 2 .2%
Amphenol Corp., Class A 860 85,252
Jabil, Inc. 672 85,613
170,865
Entertainment 5 .0%
Netflix, Inc.* 513 249,770
Take-Two Interactive Software,
Inc.* 896 144,211
393,981
Ground Transportation 2 .8%
Uber Technologies, Inc.* 3,639 224,053
Health Care Equipment & Supplies 0 .7%
Dexcom, Inc.* 422 52,366
Health Care Technology 0 .8%
Veeva Systems, Inc., Class A* 347 66,805
Hotels, Restaurants & Leisure 1 .9%
Booking Holdings, Inc.* 42 148,983
Interactive Media & Services 8 .4%
Alphabet, Inc., Class C* 1,791 252,406
Meta Platforms, Inc., Class A* 1,167 413,071
665,477
IT Services 7 .5%
MongoDB, Inc., Class A* 426 174,170
Okta, Inc., Class A* 663 60,021
Shopify, Inc., Class A* 2,811 218,977
Snowflake, Inc., Class A* 693 137,907
591,075
Media 1 .4%
Trade Desk, Inc. (The), Class
A* 1,553 111,754
Semiconductors & Semiconductor Equipment 24 .1%
Advanced Micro Devices, Inc.* 1,854 273,298
Analog Devices, Inc. 411 81,608
ASML Holding NV
(Registered), ADR-NL 125 94,615
Axcelis Technologies, Inc.* 167 21,658
Broadcom, Inc. 106 118,323
Credo Technology Group
Holding Ltd.* 4,567 88,920
Entegris, Inc. 591 70,814
First Solar, Inc.* 165 28,426
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Lam Research Corp. 247 193,465
Marvell Technology, Inc. 1,478 89,138
Micron Technology, Inc. 1,064 90,802
MKS Instruments, Inc. 493 50,715
Monolithic Power Systems,
Inc. 222 140,033
NVIDIA Corp. 661 327,340
Onto Innovation, Inc.* 205 31,345
Rambus, Inc.* 860 58,695
Universal Display Corp. 578 110,548
Wolfspeed, Inc.* 1,012 44,032
1,913,775
Software 31 .7%
Adobe, Inc.* 335 199,861
Atlassian Corp., Class A* 359 85,392
BILL Holdings, Inc.* 566 46,180
Confluent, Inc., Class A* 3,924 91,821
Crowdstrike Holdings, Inc.,
Class A* 487 124,341
Datadog, Inc., Class A* 877 106,450
Elastic NV* 1,383 155,864
HashiCorp, Inc., Class A* 724 17,115
HubSpot, Inc.* 284 164,873
Intuit, Inc. 192 120,006
Microsoft Corp. 315 118,452
Oracle Corp. 2,043 215,393
Palo Alto Networks, Inc.* 268 79,028
Procore Technologies, Inc.* 1,299 89,917
Salesforce, Inc.* 764 201,039
ServiceNow, Inc.* 185 130,701
Synopsys, Inc.* 535 275,477
Unity Software, Inc.* 2,058 84,152
Workday, Inc., Class A* 761 210,082
2,516,144
Specialized REITs 1 .6%
American Tower Corp. 140 30,223
Equinix, Inc. 121 97,452
127,675
Technology Hardware, Storage & Peripherals 0 .4%
Super Micro Computer, Inc.* 105 29,847
Total Investments
(cost $5,806,051) — 99.0% 7,853,739
Other assets in excess of liabilities — 1.0% 81,895
NET ASSETS — 100.0%
$ 7,935,634
* Denotes a non-income producing security.

NVIT J.P. Morgan US Technology Leaders Fund - December 31, 2023 - Statement of Investments - 61
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

62 - Statements of Assets and Liabilities - December 31, 2023 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Assets:
Investment securities, at value
*
$ 2,128,083,542
Repurchase agreements, at value 54,951,707
Cash 89,293,392
Foreign currencies, at value —
Interest and dividends receivable 2,111,882
Security lending income receivable 10,468
Receivable for investments sold —
Receivable for capital shares issued 89,136
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 10,407
Prepaid expenses 2,685
Total Assets 2,274,553,219
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 1,081,643
Payable for variation margin on futures contracts 328,300
Payable upon return of securities loaned (Note 2) 54,951,707
Accrued expenses and other payables:
Investment advisory fees 795,682
Fund administration fees 76,136
Distribution fees 125,347
Administrative servicing fees 267,313
Accounting and transfer agent fees 3,204
Trustee fees 86
Due to broker 4
Custodian fees 16,064
Compliance program costs (Note 3) 2,370
Professional fees 10,159
Printing fees 142,467
Other 17,636
Total Liabilities 57,818,118
Net Assets $ 2,216,735,101
* Includes value of securities on loan (Note 2) 291,812,742
Cost of investment securities 1,295,428,765
Cost of repurchase agreements 54,951,707
Cost of foreign currencies —
Represented by:
Capital $ 1,599,857,514
Total distributable earnings (loss) 616,877,587
Net Assets $ 2,216,735,101

Equity Funds (I) - December 31, 2023 - Statements of Assets and Liabilities - 63
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 493,880,589 $ 5,153,634 $ 5,200,149 $ 9,023,337 $ 80,200,220
26,804,125 83,967 — — —
39,193,150 229,633 95,947 302,125 1,409,342
38,937 — — — —
1,078,882 1,921 3,335 1,596 45,749
2,170 67 — 9 185
— — — — 69,759
104,789 — — — 4,652
34,119 — — — —
— 5,304 5,310 5,088 1,948
682 7 9 10 120
561,137,443 5,474,533 5,304,750 9,332,165 81,731,975
2,121,186 80,215 — — 1,118,226
891,557 13 17 1,485 251,990
40,030 — — — —
26,804,125 83,967 — — —
253,739 3,274 3,295 5,025 26,002
37,609 12,590 12,592 12,681 14,541
45,887 — — — 16,656
85,457 — — — 14,265
1,168 105 106 109 953
109 2 1 1 6
4 — — — —
3,891 306 260 302 528
577 27 28 25 84
12,943 7,333 7,324 7,247 7,028
65,600 161 444 456 18,529
4,030 589 589 602 1,021
30,367,912 188,582 24,656 27,933 1,469,829
$ 530,769,531 $ 5,285,951 $ 5,280,094 $ 9,304,232 $ 80,262,146
62,154,469 81,227 — — —
395,314,597 3,599,216 4,141,609 6,992,480 62,649,078
26,804,125 83,967 — — —
39,903 — — — —
$ 398,316,447 $ 4,052,399 $ 4,518,534 $ 7,666,871 $ 66,694,895
132,453,084 1,233,552 761,560 1,637,361 13,567,251
$ 530,769,531 $ 5,285,951 $ 5,280,094 $ 9,304,232 $ 80,262,146

64 - Statements of Assets and Liabilities - December 31, 2023 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Net Assets:
Class I Shares $ 1,617,136,456
Class II Shares 599,598,645
Class X Shares —
Class Y Shares —
Class Z Shares —
Total $ 2,216,735,101
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 76,643,433
Class II Shares 28,827,013
Class X Shares —
Class Y Shares —
Class Z Shares —
Total 105,470,446
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 21 .10
Class II Shares $ 20 .80
Class X Shares $ —
Class Y Shares $ —
Class Z Shares $ —

Equity Funds (I) - December 31, 2023 - Statements of Assets and Liabilities - 65
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 222,008,313 $ — $ — $ — $ —
67,544,671 — — — 80,252,857
69,065,612 — — — —
— 5,285,951 5,280,094 9,304,232 9,289
172,150,935 — — — —
$ 530,769,531 $ 5,285,951 $ 5,280,094 $ 9,304,232 $ 80,262,146
13,222,725 — — — —
4,054,144 — — — 4,723,240
4,119,878 — — — —
— 402,375 456,181 754,426 550
10,423,028 — — — —
31,819,775 402,375 456,181 754,426 4,723,790
$ 16 .79 $ — $ — $ — $ —
$ 16 .66 $ — $ — $ — $ 16 .99
$ 16 .76 $ — $ — $ — $ —
$ — $ 13 .14 $ 11 .57 $ 12 .33 $ 16 .89
$ 16 .52 $ — $ — $ — $ —

66 - Statements of Assets and Liabilities - December 31, 2023 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
Assets:
Investment securities, at value $ 7,853,739
Cash 257,628
Interest and dividends receivable 1,659
Security lending income receivable 26
Receivable for reimbursement from investment adviser (Note 3) 5,638
Prepaid expenses 9
Total Assets 8,118,699
Liabilities:
Payable for investments purchased 155,330
Payable for capital shares redeemed 1,438
Accrued expenses and other payables:
Investment advisory fees 4,833
Fund administration fees 12,644
Accounting and transfer agent fees 107
Trustee fees 2
Custodian fees 347
Compliance program costs (Note 3) 25
Professional fees 7,302
Printing fees 443
Other 594
Total Liabilities 183,065
Net Assets $ 7,935,634
Cost of investment securities 5,806,051
Represented by:
Capital $ 6,173,728
Total distributable earnings (loss) 1,761,906
Net Assets $ 7,935,634

Equity Funds (I) - December 31, 2023 - Statements of Assets and Liabilities - 67
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
Net Assets:
Class Y Shares $ 7,935,634
Total $ 7,935,634
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 589,081
Total 589,081
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 13 .47

68 - Statements of Operations - For the Year Ended December 31, 2023 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
INVESTMENT INCOME:
Dividend income $ 30,067,167
Interest income 12,772,954
Income from securities lending (Note 2) 151,665
Foreign tax withholding (8,092)
European Union tax reclaims (Note 2) —
Total Income 42,983,694
EXPENSES:
Investment advisory fees 9,817,951
Fund administration fees 523,448
Distribution fees Class II Shares 1,439,989
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 2,283,658
Administrative servicing fees Class II Shares 863,998
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Professional fees 98,800
Printing fees 15,466
Trustee fees 75,233
Custodian fees 73,599
Accounting and transfer agent fees 14,339
Compliance program costs (Note 3) 9,032
European Union tax reclaims filing fees (Note 2) —
Other 52,552
Total expenses before fees waived and expenses reimbursed 15,268,065
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (797,407)
Expenses reimbursed by adviser (Note 3) (179,974)
Net Expenses 14,290,684
NET INVESTMENT INCOME 28,693,010
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) (5,420,186)
Expiration or closing of futures contracts (Note 2) (121,081)
Foreign currency transactions (Note 2) —
Net realized gains (losses) (5,541,267)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 423,418,663
Futures contracts (Note 2) 2,709,091
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 426,127,754
Net realized/unrealized gains (losses) 420,586,487
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 449,279,497

Equity Funds (I) - For the Year Ended December 31, 2023 - Statements of Operations - 69
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 10,796,007 $ 17,951 $ 31,791 $ 44,506 $ 1,073,393
2,992,392 6,347 9,007 11,304 39,612
137,978 384 127 149 360
(75,734) (87) (523) (68) (6,567)
1,867 — — — —
13,852,510 24,595 40,402 55,891 1,106,798
3,044,271 29,377 30,527 42,957 263,576
169,814 50,885 50,930 51,574 41,037
172,501 — — — 168,838
448,381 — — — —
552,740 — — — —
172,501 — — — 168,838
79,055 — — — —
215,225 — — — —
46,345 28,362 28,362 28,443 42,595
59,785 6,293 3,828 3,974 1,113
19,276 129 138 235 2,447
3,489 350 355 51 2,647
4,043 47 48 62 501
2,314 1 1 1 293
373 — — — —
4,958 107 117 151 1,066
4,995,071 115,551 114,306 127,448 692,951
(55,201) — — — —
— — — — —
— (91,335) (89,169) (86,524) (57,797)
4,939,870 24,216 25,137 40,924 635,154
8,912,640 379 15,265 14,967 471,644
43,842,286 2,885 23,515 (319,677) (1,232,678)
(9,148,521) — — — (15,831)
567 — — — —
34,694,332 2,885 23,515 (319,677) (1,248,509)
1,012,470 1,948,730 1,188,749 2,230,652 16,757,826
43,455 — — — —
2,870 — — — —
1,058,795 1,948,730 1,188,749 2,230,652 16,757,826
35,753,127 1,951,615 1,212,264 1,910,975 15,509,317
$ 44,665,767 $ 1,951,994 $ 1,227,529 $ 1,925,942 $ 15,980,961

70 - Statements of Operations - For the Year Ended December 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
INVESTMENT INCOME:
Dividend income $ 15,836
Interest income 4,512
Income from securities lending (Note 2) 654
Foreign tax withholding (102)
Total Income 20,900
EXPENSES:
Investment advisory fees 38,915
Fund administration fees 51,202
Professional fees 28,443
Printing fees 3,843
Trustee fees 180
Custodian fees 48
Accounting and transfer agent fees 53
Compliance program costs (Note 3) 1
Other 124
Total expenses before expenses reimbursed 122,809
Expenses reimbursed by adviser (Note 3) (90,692)
Net Expenses 32,117
NET INVESTMENT LOSS (11,217)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) (152,844)
Net realized gains (losses) (152,844)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 2,540,275
Net change in unrealized appreciation/depreciation 2,540,275
Net realized/unrealized gains (losses) 2,387,431
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 2,376,214

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - December 31, 2023 - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ 28,693,010 $ 19,265,842
Net realized gains (losses) (5,541,267) (195,188,935)
Net change in unrealized appreciation/depreciation 426,127,754 (429,313,504)
Change in net assets resulting from operations 449,279,497 (605,236,597)
Distributions to Shareholders From:
Distributable earnings:
Class I (21,629,643) (117,598,686)
Class II (6,713,408) (44,736,196)
Class X — —
Class Y — —
Class Z — —
Change in net assets from shareholder distributions (28,343,051) (162,334,882)
Change in net assets from capital transactions (197,540,022) (62,742,972)
Change in net assets 223,396,424 (830,314,451)
Net Assets:
Beginning of year 1,993,338,677 2,823,653,128
End of year $ 2,216,735,101 $ 1,993,338,677
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 7,371,261 $ 14,447,177
Dividends reinvested 21,629,643 117,598,686
Cost of shares redeemed (156,157,210) (156,272,584)
Total Class I Shares (127,156,306) (24,226,721)
Class II Shares
Proceeds from shares issued 12,011,382 33,633,118
Dividends reinvested 6,713,408 44,736,196
Cost of shares redeemed (89,108,506) (116,885,565)
Total Class II Shares (70,383,716) (38,516,251)
Class X Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ (197,540,022) $ (62,742,972)

Equity Funds (I) - December 31, 2023 - Statements of Changes in Net Assets - 73
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Period Ended
December 31, 2022(a)
$ 8,912,640 $ 7,383,323 $ 379 $ (2,852)
34,694,332 31,077,520 2,885 (323,751)
1,058,795 (47,686,066) 1,948,730 (394,312)
44,665,767 (9,225,223) 1,951,994 (720,915)
(15,973,153) (35,125,205) — —
(4,865,906) (11,213,435) — —
(4,989,340) (9,843,026) — —
— — (496) —
(12,857,055) (29,485,782) — —
(38,685,454) (85,667,448) (496) —
(34,866,169) 37,595,004 635,998 3,419,370
(28,885,856) (57,297,667) 2,587,496 2,698,455
559,655,387 616,953,054 2,698,455 —
$ 530,769,531 $ 559,655,387 $ 5,285,951 $ 2,698,455
$ 1,228,200 $ 3,102,854 $ — $ —
15,973,153 35,125,205 — —
(27,244,013) (29,800,308) — —
(10,042,660) 8,427,751 — —
312,699 1,467,784 — —
4,865,906 11,213,435 — —
(10,754,344) (11,757,542) — —
(5,575,739) 923,677 — —
8,001,470 7,737,732 — —
4,989,340 9,843,026 — —
(10,790,569) (9,604,460) — —
2,200,241 7,976,298 — —
— — 789,572 3,422,004
— — 496 —
— — (154,070) (2,634)
— — 635,998 3,419,370
9,184,040 43,791,657 — —
12,857,055 29,485,782 — —
(43,489,106) (53,010,161) — —
(21,448,011) 20,267,278 — —
$ (34,866,169) $ 37,595,004 $ 635,998 $ 3,419,370

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - December 31, 2023 - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 383,676 725,450
Reinvested 1,060,758 6,605,615
Redeemed (8,148,817) (7,909,249)
Total Class I Shares (6,704,383) (578,184)
Class II Shares
Issued 654,608 1,699,009
Reinvested 334,123 2,553,153
Redeemed (4,697,378) (5,756,800)
Total Class II Shares (3,708,647) (1,504,638)
Class X Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares (10,413,030) (2,082,822)
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - December 31, 2023 - Statements of Changes in Net Assets - 75
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Period Ended
December 31, 2022(a)
73,819 163,816 — —
970,636 2,204,253 — —
(1,637,412) (1,627,560) — —
(592,957) 740,509 — —
19,094 78,885 — —
298,140 709,911 — —
(651,048) (655,171) — —
(333,814) 133,625 — —
480,731 425,143 — —
303,347 617,386 — —
(647,043) (520,045) — —
137,035 522,484 — —
— — 68,615 347,873
— — 39 —
— — (13,842) (310)
— — 54,812 347,563
560,277 2,354,565 — —
794,594 1,880,530 — —
(2,663,840) (2,925,101) — —
(1,308,969) 1,309,994 — —
(2,098,705) 2,706,612 54,812 347,563

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - December 31, 2023 - Equity Funds (I)
NVIT J.P. Morgan Innovators Fund
Year Ended
December 31, 2023
Period Ended
December 31, 2022(a)
OPERATIONS:
Net investment income $ 15,265 $ 7,723
Net realized gains (losses) 23,515 (320,495)
Net change in unrealized appreciation/depreciation 1,188,749 (130,209)
Change in net assets resulting from operations 1,227,529 (442,981)
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Class Y (15,966) (7,446)
Change in net assets from shareholder distributions (15,966) (7,446)
Change in net assets from capital transactions 916,655 3,602,303
Change in net assets 2,128,218 3,151,876
Net Assets:
Beginning of year 3,151,876 —
End of year $ 5,280,094 $ 3,151,876
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class Y Shares
Proceeds from shares issued 1,226,953 3,598,015
Dividends reinvested 15,966 7,446
Cost of shares redeemed (326,264) (3,158)
Total Class Y Shares 916,655 3,602,303
Change in net assets from capital transactions $ 916,655 $ 3,602,303
SHARE TRANSACTIONS:
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class Y Shares
Issued 123,501 363,886
Reinvested 1,411 852
Redeemed (33,115) (354)
Total Class Y Shares 91,797 364,384
Total change in shares 91,797 364,384
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - December 31, 2023 - Statements of Changes in Net Assets - 77
NVIT J.P. Morgan Large Cap Growth Fund NVIT J.P. Morgan U.S. Equity Fund
Year Ended
December 31, 2023
Period Ended
December 31, 2022(a)
Year Ended
December 31, 2023
Year Ended
December 31, 2022
$ 14,967 $ 18,866 $ 471,644 $ 330,568
(319,677) (73,819) (1,248,509) (2,476,778)
2,230,652 (199,795) 16,757,826 (7,452,362)
1,925,942 (254,748) 15,980,961 (9,598,572)
— — (477,870) (650,038)
(16,783) (18,975) (95) (129)
(16,783) (18,975) (477,965) (650,167)
3,160,609 4,508,187 10,026,942 20,602,070
5,069,768 4,234,464 25,529,938 10,353,331
4,234,464 — 54,732,208 44,378,877
$ 9,304,232 $ 4,234,464 $ 80,262,146 $ 54,732,208
$ — $ — $ 16,018,615 $ 22,725,093
— — 477,870 650,038
— — (6,469,638) (2,773,190)
— — 10,026,847 20,601,941
3,456,782 4,509,819 — —
16,783 18,975 95 129
(312,956) (20,607) — —
3,160,609 4,508,187 95 129
$ 3,160,609 $ 4,508,187 $ 10,026,942 $ 20,602,070
— — 1,058,781 1,564,972
— — 29,148 46,252
— — (420,219) (174,493)
— — 667,710 1,436,731
317,176 463,651 — —
1,378 2,043 6 9
(27,646) (2,176) — —
290,908 463,518 6 9
290,908 463,518 667,716 1,436,740

78 - Statements of Changes in Net Assets - December 31, 2023 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders
Fund
Year Ended
December 31, 2023
Period Ended
December 31, 2022(a)
OPERATIONS:
Net investment loss $ (11,217) $ (2,381)
Net realized losses (152,844) (132,938)
Net change in unrealized appreciation/depreciation 2,540,275 (492,587)
Change in net assets resulting from operations 2,376,214 (627,906)
Change in net assets from capital transactions 2,422,704 3,764,622
Change in net assets 4,798,918 3,136,716
Net Assets:
Beginning of year 3,136,716 —
End of year $ 7,935,634 $ 3,136,716
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 2,741,421 $ 3,768,952
Dividends reinvested — —
Cost of shares redeemed (318,717) (4,330)
Total Class Y Shares 2,422,704 3,764,622
Change in net assets from capital transactions $ 2,422,704 $ 3,764,622
SHARE TRANSACTIONS:
Class Y Shares
Issued 232,642 384,313
Reinvested — —
Redeemed (27,390) (484)
Total Class Y Shares 205,252 383,829
Total change in shares 205,252 383,829
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - December 31, 2023 - Financial Highlights - 79
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2023 $ 17.27 $ 0.27 $ 3.84 $ 4.11 $ (0.28) $ — $ (0.28) $ 21.10 23.88% $ 1,617,136 0.61% 1.44% 0.66% 3.09%
12/31/2022 24.03 0.18 (5.46) (5.28) (0.17) (1.31) (1.48) 17.27 (22.10)% 1,439,331 0.61% 0.93% 0.67% 1.98%
12/31/2021 18.84 0.13 5.54 5.67 (0.11) (0.37) (0.48) 24.03 30.24% 2,016,400 0.61% 0.62% 0.67% 9.79%
12/31/2020 17.76 0.22 2.97 3.19 (0.23) (1.88) (2.11) 18.84 18.90% 1,422,089 0.61% 1.28% 0.68% 10.36%
12/31/2019 17.57 0.31 5.78 6.09 (0.29) (5.61) (5.90) 17.76 37.62% 1,333,079 0.61% 1.62% 0.68% 3.18%
Class II Shares
12/31/2023 17.03 0.22 3.78 4.00 (0.23) — (0.23) 20.80 23.56% 599,599 0.86% 1.18% 0.91% 3.09%
12/31/2022 23.71 0.13 (5.38) (5.25) (0.12) (1.31) (1.43) 17.03 (22.26)% 554,007 0.86% 0.68% 0.92% 1.98%
12/31/2021 18.62 0.08 5.46 5.54 (0.08) (0.37) (0.45) 23.71 29.91% 807,253 0.86% 0.37% 0.92% 9.79%
12/31/2020 17.59 0.18 2.92 3.10 (0.19) (1.88) (2.07) 18.62 18.53% 360,834 0.86% 1.02% 0.93% 10.36%
12/31/2019 17.45 0.26 5.74 6.00 (0.25) (5.61) (5.86) 17.59 37.33% 363,497 0.86% 1.37% 0.93% 3.18%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

80 - Financial Highlights - December 31, 2023 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2023 $ 16.61 $ 0.29 $ 1.14 $ 1.43 $ (0.29) $ (0.96) $ (1.25) $ 16.79 8.84% $ 222,008 0.88% 1.71% 0.88% 79.22%
12/31/2022 19.87 0.24 (0.62) (0.38) (0.20) (2.68) (2.88) 16.61 (1.13)% 229,418 0.87% 1.34% 0.87% 79.56%
12/31/2021 14.95 0.17 4.98 5.15 (0.23) — (0.23) 19.87 34.53% 259,805 0.88% 0.96% 0.90% 86.42%
12/31/2020 15.37 0.21 (0.05) 0.16 (0.23) (0.35) (0.58) 14.95 1.49% 169,059 0.91% 1.62% 0.91% 132.01%
12/31/2019 14.05 0.30 3.23 3.53 (0.41) (1.80) (2.21) 15.37 26.95% 205,999 0.89% 1.97% 0.89% 43.24%
Class II Shares
12/31/2023 16.49 0.25 1.14 1.39 (0.26) (0.96) (1.22) 16.66 8.65% 67,545 1.05% 1.54% 1.13% 79.22%
12/31/2022 19.75 0.21 (0.62) (0.41) (0.17) (2.68) (2.85) 16.49 (1.30)% 72,340 1.04% 1.17% 1.12% 79.56%
12/31/2021 14.85 0.14 4.95 5.09 (0.19) — (0.19) 19.75 34.32% 84,025 1.06% 0.78% 1.15% 86.42%
12/31/2020 15.22 0.19 (0.05) 0.14 (0.16) (0.35) (0.51) 14.85 1.39% 78,329 1.08% 1.50% 1.16% 132.01%
12/31/2019 13.94 0.27 3.19 3.46 (0.38) (1.80) (2.18) 15.22 26.68% 175,915 1.06% 1.80% 1.14% 43.24%
Class X Shares
12/31/2023 16.58 0.31 1.14 1.45 (0.31) (0.96) (1.27) 16.76 9.00% 69,066 0.75% 1.85% 0.75% 79.22%
12/31/2022 19.84 0.27 (0.62) (0.35) (0.23) (2.68) (2.91) 16.58 (1.02)% 66,042 0.74% 1.48% 0.74% 79.56%
12/31/2021 14.92 0.19 4.98 5.17 (0.25) — (0.25) 19.84 34.71% 68,665 0.75% 1.09% 0.77% 86.42%
12/31/2020(g) 12.97 0.06 2.07 2.13 (0.18) — (0.18) 14.92 16.46% 47,678 0.78% 1.26% 0.79% 132.01%
Class Z Shares
12/31/2023 16.35 0.26 1.14 1.40 (0.27) (0.96) (1.23) 16.52 8.78% 172,151 1.00% 1.59% 1.00% 79.22%
12/31/2022 19.62 0.22 (0.63) (0.41) (0.18) (2.68) (2.86) 16.35 (1.30)% 191,855 0.99% 1.23% 0.99% 79.56%
12/31/2021 14.76 0.15 4.91 5.06 (0.20) — (0.20) 19.62 34.35% 204,457 1.00% 0.83% 1.02% 86.42%
12/31/2020(g) 12.83 0.04 2.06 2.10 (0.17) — (0.17) 14.76 16.41% 175,284 1.03% 1.01% 1.04% 132.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 8, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of September 4,
2020 through December 31, 2020.

Equity Funds (I) - December 31, 2023 - Financial Highlights - 81
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Digital Evolution Strategy Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2023 $ 7.76 $ — $ 5.38 $ 5.38 $ — $ — $ — $ 13.14 69.35% $ 5,286 0.62% 0.01% 2.96% 72.09%
12/31/2022(f) 10.00 (0.01) (2.23) (2.24) — — — 7.76 (22.40)% 2,698 0.63% (0.15)% 5.60% 66.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

82 - Financial Highlights - December 31, 2023 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Innovators Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2023 $ 8.65 $ 0.04 $ 2.92 $ 2.96 $ (0.04) $ — $ (0.04) $ 11.57 34.17% $ 5,280 0.62% 0.38% 2.82% 93.79%
12/31/2022(f) 10.00 0.02 (1.35) (1.33) (0.02) — (0.02) 8.65 (13.30)% 3,152 0.63% 0.37% 5.28% 52.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

Equity Funds (I) - December 31, 2023 - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2023 $ 9.14 $ 0.02 $ 3.19 $ 3.21 $ (0.02) $ — $ (0.02) $ 12.33 35.15% $ 9,304 0.62% 0.23% 1.93% 59.02%
12/31/2022(f) 10.00 0.05 (0.87) (0.82) (0.04) — (0.04) 9.14 (8.19)% 4,234 0.62% 0.77% 4.47% 12.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

84 - Financial Highlights - December 31, 2023 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2023 $ 13.49 $ 0.11 $ 3.49 $ 3.60 $ (0.10) $ — $ (0.10) $ 16.99 26.73% $ 80,253 0.94% 0.70% 1.03% 51.24%
12/31/2022 16.94 0.10 (3.38) (3.28) (0.08) (0.09) (0.17) 13.49 (19.38)% 54,725 0.94% 0.69% 1.10% 47.17%
12/31/2021 13.62 0.05 3.74 3.79 (0.04) (0.43) (0.47) 16.94 27.93% 44,370 0.89% 0.33% 1.37% 61.64%
12/31/2020 11.03 0.05 2.81 2.86 (0.04) (0.23) (0.27) 13.62 25.99% 14,303 0.94% 0.46% 3.53% 123.37%
12/31/2019(g) 10.00 0.02 1.03 1.05 (0.02) — (0.02) 11.03 10.51% 2,889 0.93% 0.71% 8.34% 11.87%
Class Y Shares
12/31/2023 13.41 0.18 3.47 3.65 (0.17) — (0.17) 16.89 27.30%(h) 9 0.44% 1.20% 0.52% 51.24%
12/31/2022 16.83 0.17 (3.35) (3.18) (0.15) (0.09) (0.24) 13.41 (18.95)%(h) 7 0.44% 1.16% 0.61% 47.17%
12/31/2021 13.52 0.12 3.74 3.86 (0.12) (0.43) (0.55) 16.83 28.66%(h) 9 0.44% 0.80% 0.97% 61.64%
12/31/2020 11.07 0.11 2.81 2.92 (0.24) (0.23) (0.47) 13.52 26.52% 7 0.45% 0.98% 3.52% 123.37%
12/31/2019(g) 10.00 0.03 1.04 1.07 — — — 11.07 10.70% 6 0.44% 1.21% 7.92% 11.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (I) - December 31, 2023 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2023 $ 8.17 $ (0.02) $ 5.32 $ 5.30 $ — $ — $ — $ 13.47 64.87% $ 7,936 0.62% (0.22)% 2.37% 31.34%
12/31/2022(f) 10.00 (0.01) (1.82) (1.83) — — — 8.17 (18.30)% 3,137 0.63% (0.12)% 5.35% 20.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

86 - Notes to Financial Statements - December 31, 2023 - Equity Funds (I)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BNY Mellon Dynamic U.S. Core Fund ("U.S. Core")
NVIT BNY Mellon Dynamic U.S. Equity Income Fund ("U.S. Equity Income")
NVIT J.P. Morgan Digital Evolution Strategy Fund ("Digital Evolution Strategy")
NVIT J.P. Morgan Innovators Fund ("Innovators")
NVIT J.P. Morgan Large Cap Growth Fund ("Large Cap Growth")
NVIT J.P. Morgan U.S. Equity Fund ("U.S. Equity")
NVIT J.P. Morgan US Technology Leaders Fund ("US Technology Leaders")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of Digital Evolution Strategy, Innovators, Large Cap Growth, U.S. Equity, and US Technology Leaders. Shares of U.S. Core
are held by separate accounts established by NLIC and Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC. Shares of U.S. Equity Income are held by separate accounts established by NLIC, NLAIC, and other affiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class X, Class Y, and Class Z shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Digital Evolution Strategy, is a diversified fund as defined in the 1940 Act. Digital Evolution Strategy is a non-
diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Equity Funds (I) - December 31, 2023 - Notes to Financial Statements - 87
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

88 - Notes to Financial Statements - December 31, 2023 - Equity Funds (I)
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2023. Please refer to the Statements of Investments for additional information on portfolio holdings.
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,941,778,159 $ – $ – $ 1,941,778,159
Futures Contracts# 2,669,387 – – 2,669,387
Purchased Option 9,280,350 – – 9,280,350
Repurchase Agreements – 54,951,707 – 54,951,707
Short-Term Investments – 177,025,033 – 177,025,033
Total $ 1,953,727,896 $ 231,976,740 $ – $ 2,185,704,636
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 467,627,449 $ – $ – $ 467,627,449
Futures Contracts# 1,815,805 – – 1,815,805
Purchased Option 2,324,700 – – 2,324,700
Repurchase Agreements – 26,804,125 – 26,804,125
Short-Term Investments – 23,928,440 – 23,928,440
Total Assets $ 471,767,954 $ 50,732,565 $ – $ 522,500,519
Liabilities:
Futures Contracts# $ (1,140,917) $ – $ – $ (1,140,917)
Total Liabilities $ (1,140,917) $ – $ – $ (1,140,917)
Total $ 470,627,037 $ 50,732,565 $ – $ 521,359,602
Digital Evolution Strategy
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 5,153,634 $ – $ – $ 5,153,634
Repurchase Agreement – 83,967 – 83,967
Total $ 5,153,634 $ 83,967 $ – $ 5,237,601
Innovators
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 5,200,149 $ – $ – $ 5,200,149
Total $ 5,200,149 $ – $ – $ 5,200,149

Equity Funds (I) - December 31, 2023 - Notes to Financial Statements - 89
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2023, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 9,023,337 $ – $ – $ 9,023,337
Total $ 9,023,337 $ – $ – $ 9,023,337
U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 80,200,220 $ – $ – $ 80,200,220
Total $ 80,200,220 $ – $ – $ 80,200,220
US Technology Leaders
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 7,853,739 $ – $ – $ 7,853,739
Total $ 7,853,739 $ – $ – $ 7,853,739
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

90 - Notes to Financial Statements - December 31, 2023 - Equity Funds (I)
portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to

Equity Funds (I) - December 31, 2023 - Notes to Financial Statements - 91
acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2023:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2023:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 9,280,350
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 2,669,387
Total $ 11,949,737
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,324,700
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 1,815,805
Total $ 4,140,505
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,140,917)
Total $ (1,140,917)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 9,187,808
Futures Contracts
Equity risk 9,890,326
Interest rate risk (10,011,407)
Total $ 9,066,727

92 - Notes to Financial Statements - December 31, 2023 - Equity Funds (I)
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2023:
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 2,301,422
Futures Contracts
Equity risk (6,623,077)
Interest rate risk (2,525,444)
Total $ (6,847,099)
U.S. Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (15,831)
Total $ (15,831)
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 8,538,840
Futures Contracts
Equity risk 2,709,091
Total $ 11,247,931
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 2,138,836
Futures Contracts
Equity risk 43,455
Total $ 2,182,291
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 5,842,808
Average Number of Purchased Option Contracts 1,551
Futures Contracts:
Average Notional Balance Long $ 127,018,686
Average Notional Balance Short $ 2,607,935
U.S. Equity Income
Options:
Average Value Purchased $ 1,463,547
Average Number of Purchased Option Contracts 388
Futures Contracts:
Average Notional Balance Long $ 65,919,512
Average Notional Balance Short $ 54,031,572

Equity Funds (I) - December 31, 2023 - Notes to Financial Statements - 93
As of December 31, 2023, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
(f) Securities Lending
During the year ended December 31, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
U.S. Equity
Futures Contracts:
Average Notional Balance Long $ 132,894
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
U.S. Core $ 54,951,707
U.S. Equity Income 26,804,125
Digital Evolution Strategy 83,967

94 - Notes to Financial Statements - December 31, 2023 - Equity Funds (I)
As of December 31, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2023, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 5.40%, dated 12/29/2023, due 1/2/2024, repurchase price $ 146,982,433, collateralized by U.S.
Government Agency Securities, ranging from 0.38% - 28.14%, maturing 10/15/2024 - 11/20/2073; total market value
$149,832,183.
Citi Global Market, Inc., 5.31%, dated 12/29/2023, due 1/2/2024, repurchase price $ 100,059,000, collateralized by U.S.
Government Treasury Securities, 0.38%, maturing 4/15/2024 - 1/31/2026; total market value $102,000,081.
MetLife, Inc., 5.33%, dated 12/29/2023, due 1/2/2024, repurchase price $144,080,277, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2046; total market value $146,955,445.
Pershing LLC, 5.33%, dated 12/29/2023, due 1/2/2024, repurchase price $234,398,780, collateralized by U.S. Government
Agency Securities, ranging from 0.27% - 8.00%, maturing 2/15/2024 - 10/20/2073; total market value $238,945,247.
Santander US Capital Markets, 5.38%, dated 12/29/2023, due 1/2/2024, repurchase price $99,059,180, collateralized by U.S.
Government Agency Securities, ranging from 2.00% - 7.19%, maturing 6/1/2024 - 8/20/2071; total market value $101,040,364.
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 9,018,468 $ – $ 9,018,468 $ (9,018,468) $ –
Citi Global Market,
Inc. 25,000,000 – 25,000,000 (25,000,000) –
MetLife, Inc. 5,933,239 – 5,933,239 (5,933,239) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Santander US Capital
Markets 5,000,000 – 5,000,000 (5,000,000) –

Equity Funds (I) - December 31, 2023 - Notes to Financial Statements - 95
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Total $ 54,951,707 $ – $ 54,951,707 $ (54,951,707) $ –
U.S. Equity Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 8,804,125 $ – $ 8,804,125 $ (8,804,125) $ –
Pershing LLC 18,000,000 – 18,000,000 (18,000,000) –
Total $ 26,804,125 $ – $ 26,804,125 $ (26,804,125) $ –
Digital Evolution Strategy
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 83,967 $ – $ 83,967 $ (83,967) $ –
Total $ 83,967 $ – $ 83,967 $ (83,967) $ –
* As of December 31, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

96 - Notes to Financial Statements - December 31, 2023 - Equity Funds (I)
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2023 are primarily attributable to net operating loss. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2023 may primarily be attributable to outstanding wash sale loss deferrals, mark-to-market adjustments on options, and mark-to-market adjustments on futures.  These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2023 were as follows:
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be
Fund Capital
Total
Distributable
Earnings (Loss)
U.S. Core $ – $ –
U.S. Equity Income – –
Digital Evolution Strategy (117) 117
Innovators (424) 424
Large Cap Growth (1,816) 1,816
U.S. Equity – –
US Technology Leaders (11,217) 11,217

Equity Funds (I) - December 31, 2023 - Notes to Financial Statements - 97
sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2023, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
U.S. Core Newton Investment Management North America, LLC (“Newton US”)
U.S. Equity Income Newton US
Digital Evolution Strategy J.P. Morgan Investment Management Inc. ("JPMIM")
Innovators JPMIM
Large Cap Growth JPMIM
U.S. Equity JPMIM
US Technology Leaders JPMIM
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Digital Evolution Strategy $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Innovators $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Large Cap Growth $0 up to $500 million 0.65%
$500 million and more 0.60%
U.S. Equity All assets 0.39%

98 - Notes to Financial Statements - December 31, 2023 - Equity Funds (I)
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2024.
During the year ended December 31, 2023, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2023, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine
Fund Fee Schedule
Advisory Fee
(annual rate)
US Technology Leaders $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
U.S. Core 0.038%
Fund Amount
U.S. Core $ 797,407
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
U.S. Core 0.47% 0.43% 0.42%
U.S. Equity Income 0.57 N/A 0.57
Digital Evolution Strategy 0.75 N/A 0.00
Innovators 0.75 N/A 0.00
Large Cap Growth 0.65 N/A 0.00
U.S. Equity 0.39 N/A 0.30
US Technology Leaders 0.75 N/A 0.00
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Digital Evolution Strategy All Classes 0.62%
Innovators All Classes 0.62
Large Cap Growth All Classes 0.62
U.S. Equity All Classes 0.44
US Technology Leaders All Classes 0.62

Equity Funds (I) - December 31, 2023 - Notes to Financial Statements - 99
expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until
April 30, 2024.
Prior to November 12, 2023, the Trust and NFA had entered into a written Expense Limitation Agreement that limited certain Funds'
operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90%
U.S. Equity Income Class I 0.92%
Class II 1.09%
Class X 0.79%
Class Z 1.04%
Fund Classes
Amount
(annual rate)
U.S. Equity Income Class I 1.01%
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount Total
U.S. Core $ 395,057 $ 327,567 $ 179,974 $ 902,598
U.S. Equity Income — — — —
Digital Evolution Strategy — 96,427(a) 84,036 180,463
Innovators — 96,630(a) 79,479 176,109
Large Cap Growth — 94,883(a) 76,855 171,738
U.S. Equity 140,997 76,803 53,797 271,597
US Technology Leaders — 96,586(a) 81,011 177,597
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

100 - Notes to Financial Statements - December 31, 2023 - Equity Funds (I)
For the year ended December 31, 2023, NFM earned an aggregate of $938,890 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2023, the Funds' aggregate portion of such costs amounted to $11,643.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2024:
g
During the year ended December 31, 2023, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.12% of the average daily net assets of Class
X and Class Z shares of each Fund.
For the year ended December 31, 2023, the effective rates for administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class II Shares Class Z Shares
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
U.S. Equity 0.25% N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Fund Amount
U.S. Equity Income $ 55,201
Fund Class I Class II Class X Class Z
U.S. Core 0.15% 0.15% N/A N/A
U.S. Equity Income 0.25 0.25 0.12% 0.12%
U.S. Equity N/A 0.25 N/A N/A
N/A — Not Applicable.

Equity Funds (I) - December 31, 2023 - Notes to Financial Statements - 101
For the year ended December 31, 2023, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the year ended December 31, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Amount
U.S. Core $ 3,147,656
U.S. Equity Income 1,019,521
Digital Evolution Strategy N/A
Innovators N/A
Large Cap Growth N/A
U.S. Equity 168,838
US Technology Leaders N/A
N/A — Not Applicable.
Fund Purchases
*
Sales
*
U.S. Core $ 56,591,364 $ 232,659,955
U.S. Equity Income 374,826,875 429,043,581
Digital Evolution Strategy 3,473,512 2,735,501
Innovators 4,840,754 3,668,798
Large Cap Growth 6,913,322 3,766,823
U.S. Equity 44,740,668 34,312,286
US Technology Leaders 3,972,587 1,618,053
* Includes purchases and sales of long-term U.S. Government securities, if any.

102 - Notes to Financial Statements - December 31, 2023 - Equity Funds (I)
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is

Equity Funds (I) - December 31, 2023 - Notes to Financial Statements - 103
currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2023, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
Fund Amount
Digital Evolution Strategy $ 11
Innovators 8
Large Cap Growth 151
US Technology Leaders 60
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
U.S. Core $ 28,343,051 $ – $ 28,343,051 $ – $ 28,343,051
U.S. Equity Income 14,751,973 23,933,481 38,685,454 – 38,685,454
Digital Evolution Strategy 496 – 496 – 496
Innovators 15,966 – 15,966 – 15,966
Large Cap Growth 16,783 – 16,783 – 16,783
U.S. Equity 477,965 – 477,965 – 477,965
US Technology Leaders – – – – –
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
U.S. Core $ 58,941,669 $ 103,393,213 $ 162,334,882 $ – $ 162,334,882
U.S. Equity Income 62,761,514 22,905,934 85,667,448 – 85,667,448
Digital Evolution Strategy – – – – –
Innovators 7,446 – 7,446 – 7,446
Large Cap Growth 18,975 – 18,975 – 18,975
U.S. Equity 426,390 223,777 650,167 – 650,167
US Technology Leaders – – – – –
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

104 - Notes to Financial Statements - December 31, 2023 - Equity Funds (I)
As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2023, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2023.
During the year ended December 31, 2023, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
U.S. Core $ 2,252,415 $ – $ 2,252,415 $ – $ (204,612,449) $ 819,237,621 $ 616,877,587
U.S. Equity Income 962,321 37,973,856 38,936,177 – – 93,516,907 132,453,084
Digital Evolution Strategy – – – – (302,728) 1,536,280 1,233,552
Innovators – – – – (272,718) 1,034,278 761,560
Large Cap Growth – – – – (331,963) 1,969,324 1,637,361
U.S. Equity 7,308 – 7,308 – (2,468,981) 16,028,924 13,567,251
US Technology Leaders – – – – (236,624) 1,998,530 1,761,906
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Core $ 1,366,239,196 $ 866,464,190 $ (46,998,750) $ 819,465,440
U.S. Equity Income 427,842,355 95,946,482 (2,429,235) 93,517,247
Digital Evolution Strategy 3,701,321 1,543,377 (7,097) 1,536,280
Innovators 4,165,871 1,057,622 (23,344) 1,034,278
Large Cap Growth 7,054,013 2,007,617 (38,293) 1,969,324
U.S. Equity 64,171,296 16,825,048 (796,124) 16,028,924
US Technology Leaders 5,855,209 2,095,392 (96,862) 1,998,530
Fund Amount
Digital Evolution Strategy $ (302,728)
Innovators (272,718)
Large Cap Growth (331,963)
U.S. Equity (2,468,981)
US Technology Leaders (236,624)
U.S. Core (204,612,449)
Fund Utilized
Digital Evolution Strategy $ 5,033
Innovators 35,120
U.S. Core 9,248,450

Equity Funds - December 31, 2023 - Report of Independent Registered Public Accounting Firm - 105
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT BNY Mellon Dynamic U.S.
Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT
J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P. Morgan U.S. Equity Fund and NVIT
J.P. Morgan US Technology Leaders Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT BNY
Mellon Dynamic U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT J.P. Morgan Digital Evolution Strategy
Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P. Morgan U.S. Equity Fund and
NVIT J.P. Morgan US Technology Leaders Fund (seven of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.
NVIT BNY Mellon Dynamic U.S. Core Fund (1) NVIT J.P. Morgan Large Cap Growth Fund (2)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (1) NVIT J.P. Morgan U.S. Equity Fund (1)
NVIT J.P. Morgan Digital Evolution Strategy Fund (2) NVIT J.P. Morgan US Technology Leaders Fund (2)
NVIT J.P. Morgan Innovators Fund (2)
(1) Statement of operations for the year ended December 31, 2023 and statements of changes in net assets for the years ended December 31, 2023 and 2022.
(2) Statement of operations for the year ended December 31, 2023, and statement of changes in net assets for the year ended December 31, 2023 and the period April 28, 2022 (commencement of operations) through
December 31, 2022.

106 - Supplemental Information - December 31, 2023 (Unaudited) - Equity Funds
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT Calvert Equity Fund
(formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Fund
 (formerly, NVIT GS Large Cap Equity Insights Fund)
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Core Fund
(formerly, NVIT Neuberger Berman Multi Cap Opportunities Fund)
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Loomis Short Term Bond Fund
(formerly, NVIT Short Term Bond Fund)
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT NS Partners International Focused Growth Fund
NVIT Real Estate Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2023 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

Equity Funds - December 31, 2023 (Unaudited) - Supplemental Information - 107
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2023)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding another share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the
Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided. In such cases, the
Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2023 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2023, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

108 - Supplemental Information - December 31, 2023 (Unaudited) - Equity Funds
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Core Plus
Bond Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT Core Bond Fund,
NVIT Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT GS
Small Cap Equity Insights Fund, NVIT International Equity Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity
ETF Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth
Fund, NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund,
NVIT Real Estate Fund, and NVIT Loomis Short Term Bond Fund were each shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT Calvert Equity Fund, NVIT DoubleLine Total Return Tactical Fund,
NVIT Federated High Income Bond Fund, NVIT Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT
Jacobs Levy Large Cap Core Fund, NVIT Managed American Funds Asset Allocation Fund the Trustees considered that, although each Fund was shown to pay actual management fees at a level equal to or higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT Columbia Overseas Value Fund, NVIT NS Partners International Focused Growth Fund and NVIT U.S.
130/30 Equity Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.
For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next 13 paragraphs, each of the Funds was shown to have experienced three-year performance for the period ended June 30, 2023 (or the two-year period with respect to NVIT GS Emerging Markets
Equity Insights Fund, which commenced operations in July 2020) at or above its performance universe median, or below the median but within the top three comparative quintiles.
With respect to NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large
Cap Growth Fund, and NVIT J.P. Morgan US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have two years of performance.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to challenging market conditions for the Sub-Adviser’s investment process that invests in high growth companies, particularly in calendar years 2021 and 2022. In this regard, the Trustees noted that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year and three-month periods ended June 30, 2023.
The Trustees have also designated the Fund as subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT AQR Large Cap Defensive Style Fund, the Trustees noted that, for the periods ended June 30, 2023, the
Fund had experienced three-year performance in the fifth quintile of its performance universe, two-year performance in the second quintile of its performance universe, and one-year performance in the fifth quintile of its performance universe. The Trustees considered the Adviser’s statements that the Sub-Adviser’s focus on delivering superior risk-adjusted returns means that the
Fund’s performance will lag in up markets, particularly in strong bull markets such as those that occurred in 2020 and 2023.
In this regard, the Trustees noted that the Fund’s performance for the 2022 calendar year had ranked in the first quintile of its performance universe. The Trustees also considered that the Fund has been designated to be subject to heightened review by the
Trustees in the coming year in light of its investment performance.

Equity Funds - December 31, 2023 (Unaudited) - Supplemental Information - 109
With respect to NVIT BNY Mellon Dynamic U.S. Core Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to challenging market conditions for the Sub-Adviser’s investment process, particularly in calendar year 2022.
In this regard, the Trustees noted that the Fund had ranked in the first quintile of its performance universe for the calendar year
2021 and the Fund’s performance had improved to the third quintile of its performance universe for the one-year period ended
June 30, 2023.
With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT Calvert Equity Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that as of March 2023, the Fund’s prior subadviser had been replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-Adviser.
With respect to NVIT Core Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the Fund’s underperformance was primarily attributable to the Fund’s overweight positions in longer duration investment grade corporate credit and high yield and the steps taken by the Sub-Adviser in 2023 to address the Fund’s performance. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that underperformance was primarily attributable to prior sub-advisers to the Fund. The Trustees noted that the Fund’s Sub-Adviser assumed management of a portion of the Fund’s assets in September 2021 and became the sole sub-adviser of the Fund in June 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT Federated High Income Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered the Adviser’s statements that the underperformance was primarily attributable to volatility in the markets that began in the first quarter of 2021 through 2022. In this regard, the Trustees noted that the investment performance for the Fund had improved to the second quintile of its performance universe for the three-month period ended June 30, 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT GS Large Cap Equity Insights Fund, the Trustees noted that, for the periods ended June 30, 2023, the Fund had experienced three-year performance in the fourth quintile of its performance universe, two-year performance in the third quintile of its performance universe, and one-year performance in the fourth quintile of its performance universe. The Trustees considered changes that the Adviser had made to add a qualitative-based strategy from the Sub-Adviser in an effort to improve the Fund’s performance.
With respect to NVIT GS Small Cap Equity Insights Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.
With respect to NVIT iShares
®
Fixed Income ETF Fund, the Trustees noted that, for the periods ended June 30, 2023, the Fund had experienced three-year performance in the fourth quintile of its performance universe, two-year performance in the third quintile of its performance universe, and one-year performance in the fifth quintile of its performance universe. The Trustees considered the Adviser’s statements that the Fund’s underperformance relative to its index was within the Adviser’s expectations because the Fund gross performance exceeded its index by 15 basis points for the three-year period ended June 30, 2023.
With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the underperformance was primarily attributable to the Fund’s prior sub-adviser that was replaced in August 2022. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance.

110 - Supplemental Information - December 31, 2023 (Unaudited) - Equity Funds
The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that on December 6, 2023, the Board approved the liquidation of the Fund effective in April 2024, subject to shareholder approval. The Trustees determined that the performance information of the Fund was consistent with the continuation of the Fund’s Advisory Agreement for the period until its liquidation.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both expenses and performance records. With respect to NVIT Blackrock Equity Dividend Fund, the Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) in the fifth quintile of its peer group, it was shown to pay actual management fees at a level lower than its peer group median. The Trustees also considered that the Fund’s total expense ratio (including 12b-
1/non-12b-1 fees) with respect to Class I shares ranked in the first quintile its peer group. The Trustees considered the Adviser’s statements that many investors make an active choice to invest in the Fund in light of the fact that it is subadvised by BlackRock
Investment Management. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the second quintile of its performance universe for the one-year period ended June 30, 2023. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of its investment performance. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) and to pay actual management fees in the fourth quintile of its peer group. The
Trustees noted that a significant portion of the Fund’s expenses were represented by underlying fund expenses and considered the Adviser’s statements that many investors make an active choice to invest in the Fund because it provides exposure to an underlying fund managed by BlackRock Investment Management. The Trustees also considered the Adviser’s statements that mutual funds with a volatility overlay generally have higher expenses compared to mutual funds without a volatility overlay and the Fund’s peer group was comprised of a mixture of funds, including peers without a volatility overlay. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees considered that the Fund was shown to have experienced three-year performance for the period ended June 30, 2023, above its performance universe median, in the third quintile of its performance universe. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group. The Trustees considered the Adviser’s statements as to the amount of waivers in place to maintain a yield for peer money market funds and that comparative expense rankings were expected to improve in a normalized interest rate environment. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT Jacobs Levy Large Cap Growth Fund, the Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) in the fifth quintile of its peer group, it was shown to pay actual management fees at a level lower than its peer group median. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-
12b-1 fees) with respect to Class I shares ranked in the first quintile its peer group. The Trustees considered that on December 6,
2023, the Board approved (i) a reduction in the contractual investment advisory paid with respect to the Fund, (ii) an amendment to the Fund’s expense limitation agreement reducing the Fund’s expense limitation and (iii) an amendment to the Administrative
Services Agreement, which the Adviser stated would have a combined effect of reducing the Fund’s annual operating expenses by
11 basis points. With respect to the Fund’s performance, the Trustees considered that the Fund was shown to have experienced three-year performance for the period ended June 30, 2023, above its performance universe median, in the first quintile of its performance universe.
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) in the fifth quintile of its peer group, it was shown to pay actual

Equity Funds - December 31, 2023 (Unaudited) - Supplemental Information - 111
management fees at a level lower than its peer group median. The Trustees considered the Adviser’s statements that mutual funds with a volatility overlay generally have higher expenses compared to mutual funds without a volatility overlay and the Fund’s peer group was comprised of a mixture of funds, including peers without a volatility overlay. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Blackrock
Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as their assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2023.
Other Federal Tax Information
For the year ended December 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.
For the taxable year ended December 31, 2023, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
U.S. Core 94 .04%
U.S. Equity Income 75 .07
Digital Evolution Strategy 100 .00
Innovators 100 .00
Large Cap Growth 100 .00
U.S. Equity 100 .00
US Technology Leaders –
Fund Amount
U.S. Core $ –
U.S. Equity Income 23,933,481
Digital Evolution Strategy –
Innovators –
Large Cap Growth –
U.S. Equity –
US Technology Leaders –

Equity Funds (I) - December 31, 2023 - Management Information - 113
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

114 - Management Information - December 31, 2023 - Equity Funds (I)
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as President and Chief Executive Officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including Vice President, General Counsel, and Corporate
Secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-2023, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and General Counsel of a national life insurance company.

Equity Funds (I) - December 31, 2023 - Management Information - 115
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

116 - Market Index Definitions - December 31, 2023 - Equity Funds (I)
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-U.S. Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup U.S. Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds (I) - December 31, 2023 - Market Index Definitions - 117
Citigroup U.S. High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2024 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex U.S. Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year U.S. Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-
grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2024).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

118 - Market Index Definitions - December 31, 2023 - Equity Funds (I)
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2024, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2024 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the U.S. and
Canada.

Equity Funds (I) - December 31, 2023 - Market Index Definitions - 119
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the U.S. and
Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2024 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on U.S. stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

120 - Market Index Definitions - December 31, 2023 - Equity Funds (I)
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors.
The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product. Copyright © 2024 by Standard & Poor's Financial Services
LLC.

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